UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2017

Core Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	6.0 years
Weighted Average Life	8.1 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	36.5%
U.S. Government Agency Mortgage-Backed Securities	20.5%
U.S. Treasury Securities	14.2%
Collateralized Mortgage Obligations	10.3%
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities	6.8%
Mutual Funds	4.5%
Sovereign Governments and Agencies	2.6%
Municipal Securities	1.6%
U.S. Government Agency Securities	1.0%
Temporary Cash Investments	3.0%
Other Assets and Liabilities	(8.8)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,029.00	$3.15	0.62%
I Class	$1,000	$1,026.70(2)	$2.51(3)	0.52%
A Class	$1,000	$1,027.70	$4.42	0.87%
C Class	$1,000	$1,023.80	$8.22	1.62%
R Class	$1,000	$1,026.40	$5.69	1.12%
R5 Class	$1,000	$1,029.00	$2.14	0.42%
Hypothetical
Investor Class	$1,000	$1,021.96	$3.14	0.62%
I Class	$1,000	$1,022.46(4)	$2.64(4)	0.52%
A Class	$1,000	$1,020.71	$4.41	0.87%
C Class	$1,000	$1,016.95	$8.19	1.62%
R Class	$1,000	$1,019.45	$5.67	1.12%
R5 Class	$1,000	$1,022.96	$2.13	0.42%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount/ Shares	Value
CORPORATE BONDS — 36.5%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22	$70,000	$69,691
Lockheed Martin Corp., 3.55%, 1/15/26	100,000	103,648
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	88,128
Rockwell Collins, Inc., 4.35%, 4/15/47	30,000	31,185
United Technologies Corp., 6.05%, 6/1/36	95,000	120,474
		413,126
Airlines — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	120,000	121,050
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	200,000	209,750
Tenneco, Inc., 5.00%, 7/15/26	150,000	154,125
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	155,437
		519,312
Automobiles — 1.0%
Ford Motor Co., 4.35%, 12/8/26	80,000	83,287
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	60,000	61,193
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	112,672
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	300,512
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	200,000	200,069
General Motors Co., 5.15%, 4/1/38	60,000	61,682
General Motors Financial Co., Inc., 3.25%, 5/15/18	130,000	131,183
General Motors Financial Co., Inc., 3.10%, 1/15/19	140,000	142,008
General Motors Financial Co., Inc., 3.20%, 7/6/21	110,000	112,004
General Motors Financial Co., Inc., 5.25%, 3/1/26	150,000	163,047
		1,367,657
Banks — 4.2%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	300,000	301,875
Bank of America Corp., MTN, 5.625%, 7/1/20	300,000	326,811
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	31,556
Bank of America Corp., MTN, 4.00%, 1/22/25	100,000	103,542
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(9)	30,000	32,571
Bank of America N.A., 6.00%, 10/15/36	250,000	319,173
Barclays plc, 4.375%, 1/12/26	200,000	209,087
BPCE SA, 5.15%, 7/21/24(1)	200,000	215,846
Branch Banking & Trust Co., 3.625%, 9/16/25	43,000	44,757
Capital One Financial Corp., 4.20%, 10/29/25	120,000	123,476
Capital One N.A., 2.35%, 8/17/18	250,000	251,085
Citigroup, Inc., 2.90%, 12/8/21	240,000	243,127
Citigroup, Inc., 4.05%, 7/30/22	80,000	83,880
Citigroup, Inc., 4.45%, 9/29/27	500,000	529,394

6

	Principal Amount/ Shares	Value
Cooperatieve Rabobank UA, 3.95%, 11/9/22	$250,000	$262,592
Fifth Third Bancorp, 4.30%, 1/16/24	80,000	84,832
Finansbank AS, MTN, 6.25%, 4/30/19	200,000	208,344
HBOS plc, MTN, 6.75%, 5/21/18(1)	100,000	102,989
Huntington Bancshares, Inc., 2.30%, 1/14/22	140,000	138,763
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	248,383
JPMorgan Chase & Co., 3.875%, 9/10/24	200,000	208,298
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	252,112
JPMorgan Chase & Co., 4.95%, 6/1/45	90,000	102,587
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(9)	100,000	100,990
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(9)	80,000	80,651
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	74,475
Regions Financial Corp., 2.75%, 8/14/22	100,000	99,910
SunTrust Bank, 3.30%, 5/15/26	200,000	197,956
U.S. Bancorp, MTN, 3.60%, 9/11/24	70,000	72,860
U.S. Bank N.A., 2.80%, 1/27/25	250,000	248,557
Wells Fargo & Co., 3.07%, 1/24/23	80,000	81,398
Wells Fargo & Co., 3.00%, 4/22/26	90,000	88,466
Wells Fargo & Co., MTN, 4.10%, 6/3/26	300,000	312,049
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	123,264
		5,905,656
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	50,000	51,884
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	160,000	165,749
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	240,000	274,232
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	153,057
Molson Coors Brewing Co., 3.00%, 7/15/26	100,000	97,400
		742,322
Biotechnology — 0.9%
AbbVie, Inc., 3.60%, 5/14/25	280,000	290,665
Amgen, Inc., 4.66%, 6/15/51	138,000	151,929
Biogen, Inc., 3.625%, 9/15/22	60,000	63,010
Celgene Corp., 3.25%, 8/15/22	200,000	206,578
Celgene Corp., 3.875%, 8/15/25	110,000	116,213
Celgene Corp., 5.00%, 8/15/45	50,000	56,713
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	108,226
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	240,330
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	51,628
		1,285,292
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	107,240
Capital Markets — 0.1%
Jefferies Group LLC, 4.85%, 1/15/27	70,000	73,582

7

	Principal Amount/ Shares	Value
Chemicals — 0.4%
Ecolab, Inc., 4.35%, 12/8/21	$170,000	$184,000
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	207,567
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	110,000	111,650
Sherwin-Williams Co. (The), 3.45%, 6/1/27	60,000	60,374
		563,591
Commercial Services and Supplies — 0.3%
Covanta Holding Corp., 5.875%, 3/1/24	150,000	149,250
Republic Services, Inc., 3.55%, 6/1/22	190,000	198,222
Waste Management, Inc., 4.75%, 6/30/20	70,000	74,999
		422,471
Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	200,000	201,000
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	200,000	212,500
		413,500
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	140,000	148,685
Consumer Finance — 1.2%
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	100,594
American Express Credit Corp., MTN, 2.60%, 9/14/20	40,000	40,653
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	269,683
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	253,935
CIT Group, Inc., 5.00%, 8/15/22	100,000	108,470
Discover Financial Services, 3.75%, 3/4/25	200,000	201,031
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	100,000	106,125
IHS Markit Ltd., 4.75%, 2/15/25(1)	150,000	160,875
PNC Bank N.A., 1.95%, 3/4/19	250,000	250,697
Synchrony Financial, 2.60%, 1/15/19	100,000	100,663
Visa, Inc., 2.75%, 9/15/27	80,000	78,642
		1,671,368
Containers and Packaging — 0.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	200,000	212,250
Ball Corp., 4.00%, 11/15/23	150,000	153,937
Berry Global, Inc., 5.125%, 7/15/23	200,000	209,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	193,000	203,615
		779,552
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	98,603
Diversified Financial Services — 3.1%
Ally Financial, Inc., 3.60%, 5/21/18	250,000	252,237
Ally Financial, Inc., 4.625%, 3/30/25	100,000	105,250
Banco Santander SA, 3.50%, 4/11/22	200,000	204,978
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	256,749
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	202,000	204,007
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	311,459

8

	Principal Amount/ Shares	Value
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$230,000	$258,256
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	101,516
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	313,182
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	60,000	60,221
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	45,872
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	56,059
HSBC Holdings plc, 2.95%, 5/25/21	200,000	203,170
HSBC Holdings plc, 4.30%, 3/8/26	200,000	215,040
HSBC Holdings plc, VRN, 3.26%, 3/13/22(9)	200,000	204,205
Morgan Stanley, 4.375%, 1/22/47	40,000	42,664
Morgan Stanley, MTN, 5.625%, 9/23/19	410,000	438,054
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	62,196
Morgan Stanley, MTN, 4.00%, 7/23/25	500,000	527,473
S&P Global, Inc., 3.30%, 8/14/20	50,000	51,316
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	200,000	204,930
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(9)	280,000	294,159
		4,412,993
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 3.875%, 8/15/21	180,000	188,542
AT&T, Inc., 3.60%, 2/17/23	80,000	82,382
AT&T, Inc., 3.40%, 5/15/25	260,000	256,265
AT&T, Inc., 3.90%, 8/14/27	350,000	351,108
AT&T, Inc., 6.55%, 2/15/39	70,000	84,668
AT&T, Inc., 4.75%, 5/15/46	60,000	57,991
AT&T, Inc., 5.15%, 2/14/50	100,000	101,160
CenturyLink, Inc., 6.15%, 9/15/19	100,000	105,250
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	170,000	172,254
Frontier Communications Corp., 8.50%, 4/15/20	79,000	76,828
Orange SA, 4.125%, 9/14/21	100,000	106,826
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	109,624
Telefonica Emisiones SAU, 4.10%, 3/8/27	150,000	155,430
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	60,725
Verizon Communications, Inc., 4.86%, 8/21/46	170,000	173,676
Verizon Communications, Inc., 5.01%, 8/21/54	77,000	77,632
		2,160,361
Electric Utilities — 0.2%
AEP Transmission Co. LLC, 3.75%, 12/1/47(1)	50,000	49,931
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	100,000	102,375
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	100,000	102,125
		254,431
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	20,000	16,900
Halliburton Co., 3.80%, 11/15/25	80,000	82,488
Noble Holding International Ltd., 7.75%, 1/15/24	70,000	62,475
		161,863

9

	Principal Amount/ Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.375%, 10/15/26	$180,000	$178,195
Boston Properties LP, 3.65%, 2/1/26	40,000	40,833
Crown Castle International Corp., 5.25%, 1/15/23	200,000	221,589
DDR Corp., 3.90%, 8/15/24	100,000	100,623
Essex Portfolio LP, 3.625%, 8/15/22	170,000	175,950
Essex Portfolio LP, 3.25%, 5/1/23	50,000	50,609
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	83,820
Hudson Pacific Properties LP, 3.95%, 11/1/27(2)	130,000	129,723
Kilroy Realty LP, 4.375%, 10/1/25	100,000	105,207
Kimco Realty Corp., 2.80%, 10/1/26	90,000	84,591
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	160,000	163,200
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	52,304
Welltower, Inc., 3.75%, 3/15/23	60,000	62,508
		1,449,152
Food and Staples Retailing — 0.4%
CVS Health Corp., 3.50%, 7/20/22	70,000	72,876
CVS Health Corp., 5.125%, 7/20/45	90,000	103,848
Kroger Co. (The), 3.70%, 8/1/27	50,000	49,568
Kroger Co. (The), 3.875%, 10/15/46	100,000	87,303
Sysco Corp., 3.30%, 7/15/26	40,000	40,401
Target Corp., 2.50%, 4/15/26	80,000	76,797
Wal-Mart Stores, Inc., 4.30%, 4/22/44	150,000	167,019
		597,812
Food Products — 0.3%
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	54,947
Kraft Heinz Foods Co., 4.375%, 6/1/46	30,000	29,518
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	170,000	178,075
Post Holdings, Inc., 5.00%, 8/15/26(1)	150,000	150,094
		412,634
Gas Utilities — 2.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	105,750
Boardwalk Pipelines LP, 4.45%, 7/15/27	50,000	50,989
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	61,497
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	74,554
Enbridge, Inc., 4.50%, 6/10/44	85,000	85,779
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	203,625
Energy Transfer LP, 3.60%, 2/1/23	40,000	40,713
Energy Transfer LP, 6.50%, 2/1/42	140,000	158,828
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	161,572
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18(9)	100,000	101,500
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	175,015
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	64,664
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	148,545
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	107,503

10

	Principal Amount/ Shares	Value
MPLX LP, 4.875%, 6/1/25	$180,000	$193,256
MPLX LP, 5.20%, 3/1/47	20,000	21,008
ONEOK, Inc., 4.00%, 7/13/27	90,000	91,257
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	160,964
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	210,000	231,929
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	232,106
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	40,000	39,740
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	119,550
Williams Cos., Inc. (The), 3.70%, 1/15/23	90,000	90,000
Williams Partners LP, 4.125%, 11/15/20	280,000	293,322
Williams Partners LP, 5.10%, 9/15/45	30,000	31,634
		3,045,300
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.00%, 9/15/18	40,000	40,112
Abbott Laboratories, 3.75%, 11/30/26	150,000	154,143
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	122,721
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	50,492
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	251,488
Medtronic, Inc., 3.50%, 3/15/25	150,000	156,535
Medtronic, Inc., 4.375%, 3/15/35	50,000	55,117
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	52,213
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	156,834
		1,039,655
Health Care Providers and Services — 1.4%
Aetna, Inc., 2.75%, 11/15/22	60,000	60,538
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	90,000	89,213
DaVita, Inc., 5.75%, 8/15/22	280,000	287,175
DaVita, Inc., 5.125%, 7/15/24	200,000	199,500
Express Scripts Holding Co., 3.40%, 3/1/27	30,000	29,621
HCA, Inc., 3.75%, 3/15/19	260,000	266,175
HCA, Inc., 5.375%, 2/1/25	150,000	158,437
HCA, Inc., 7.69%, 6/15/25	50,000	58,375
Mylan NV, 3.95%, 6/15/26	50,000	50,977
Northwell Healthcare, Inc., 4.26%, 11/1/47	50,000	50,390
NYU Hospitals Center, 4.43%, 7/1/42	100,000	104,902
Tenet Healthcare Corp., 5.125%, 5/1/25(1)	220,000	217,525
UnitedHealth Group, Inc., 2.875%, 12/15/21	80,000	82,091
UnitedHealth Group, Inc., 3.75%, 7/15/25	140,000	148,666
UnitedHealth Group, Inc., 4.75%, 7/15/45	60,000	69,573
Universal Health Services, Inc., 4.75%, 8/1/22(1)	100,000	103,750
		1,976,908
Hotels, Restaurants and Leisure — 0.5%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	150,000	154,313
Aramark Services, Inc., 5.00%, 4/1/25(1)	40,000	42,900
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	200,000	204,500

11

		Principal Amount/ Shares	Value
International Game Technology plc, 6.25%, 2/15/22(1)		$200,000	$222,100
McDonald's Corp., MTN, 3.375%, 5/26/25		40,000	41,109
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		70,000	77,657
			742,579
Household Durables — 1.1%
Lennar Corp., 4.75%, 12/15/17		300,000	300,750
Lennar Corp., 4.50%, 4/30/24		250,000	258,070
M.D.C. Holdings, Inc., 5.50%, 1/15/24		200,000	216,440
Newell Brands, Inc., 4.20%, 4/1/26		100,000	105,375
Newell Brands, Inc., 5.50%, 4/1/46		70,000	82,941
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	254,687
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	97,988
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	215,000
			1,531,251
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	149,800
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		40,000	41,728
General Electric Co., 4.125%, 10/9/42		100,000	105,679
			147,407
Insurance — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	161,963
Allstate Corp. (The), VRN, 5.75%, 8/15/23(9)		120,000	132,000
American International Group, Inc., 4.125%, 2/15/24		150,000	159,466
Berkshire Hathaway, Inc., 2.75%, 3/15/23		60,000	60,934
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	44,789
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	61,004
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	41,038
CNP Assurances, VRN, 4.00%, 11/18/24(9)	EUR	100,000	128,015
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$60,000	75,286
International Lease Finance Corp., 3.875%, 4/15/18		100,000	101,121
International Lease Finance Corp., 6.25%, 5/15/19		100,000	106,319
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	120,209
Markel Corp., 4.90%, 7/1/22		212,000	231,622
Markel Corp., 3.625%, 3/30/23		50,000	51,491
MetLife, Inc., 4.125%, 8/13/42		110,000	113,497
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		110,000	119,547
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		45,000	55,312
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		90,000	109,890
Prudential Financial, Inc., VRN, 5.875%, 9/15/22(9)		100,000	110,875
Voya Financial, Inc., 5.70%, 7/15/43		90,000	105,365
WR Berkley Corp., 4.625%, 3/15/22		100,000	108,008
			2,197,751
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(1)		160,000	160,947

12

	Principal Amount/ Shares	Value
Amazon.com, Inc., 3.875%, 8/22/37(1)	$40,000	$40,555
		201,502
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	96,975
Symantec Corp., 5.00%, 4/15/25(1)	100,000	104,813
		201,788
IT Services — 0.5%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	160,000	155,538
First Data Corp., 5.00%, 1/15/24(1)	200,000	208,410
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	280,009
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	60,000	63,553
		707,510
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	260,312
Media — 2.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	94,732
21st Century Fox America, Inc., 4.75%, 11/15/46	40,000	42,787
AMC Networks, Inc., 4.75%, 8/1/25	100,000	101,250
CBS Corp., 4.85%, 7/1/42	90,000	95,367
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	103,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	150,000	152,437
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	310,400
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	30,000	35,379
Comcast Corp., 3.15%, 3/1/26	50,000	50,008
Comcast Corp., 4.40%, 8/15/35	50,000	54,285
Comcast Corp., 6.40%, 5/15/38	80,000	105,686
Comcast Corp., 4.75%, 3/1/44	60,000	67,192
CSC Holdings LLC, 5.50%, 4/15/27(1)	200,000	208,500
Discovery Communications LLC, 5.625%, 8/15/19	123,000	130,479
Discovery Communications LLC, 3.95%, 3/20/28	180,000	179,886
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25	200,000	206,000
Lamar Media Corp., 5.375%, 1/15/24	150,000	158,625
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	182,997
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	103,875
Omnicom Group, Inc., 3.60%, 4/15/26	100,000	100,951
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	107,875
TEGNA, Inc., 5.125%, 7/15/20	130,000	133,575
Time Warner Cable LLC, 5.50%, 9/1/41	40,000	41,651
Time Warner Cable LLC, 4.50%, 9/15/42	50,000	47,535
Time Warner, Inc., 3.60%, 7/15/25	190,000	190,924
Time Warner, Inc., 3.80%, 2/15/27	100,000	100,208
Viacom, Inc., 3.125%, 6/15/22	50,000	49,612
Viacom, Inc., 4.25%, 9/1/23	140,000	143,990

13

	Principal Amount/ Shares	Value
Viacom, Inc., VRN, 6.25%, 2/28/27(9)	$50,000	$50,405
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	200,000	209,000
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	31,510
		3,590,371
Metals and Mining — 0.5%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	200,000	222,500
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	24,325
Freeport-McMoRan, Inc., 3.875%, 3/15/23	65,000	64,350
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	140,520
Southern Copper Corp., 5.25%, 11/8/42	70,000	74,466
Steel Dynamics, Inc., 5.00%, 12/15/26	200,000	214,000
		740,161
Multi-Utilities — 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	130,000	135,850
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	50,000	51,375
Calpine Corp., 5.75%, 1/15/25	40,000	37,950
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	113,475
Dominion Energy, Inc., 6.40%, 6/15/18	120,000	123,822
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	130,565
Dominion Energy, Inc., 3.625%, 12/1/24	60,000	62,128
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	111,315
Duke Energy Corp., 3.55%, 9/15/21	80,000	83,332
Duke Energy Corp., 2.65%, 9/1/26	50,000	47,889
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	95,263
Enel Finance International NV, 2.875%, 5/25/22(1)	200,000	201,518
Exelon Corp., 5.15%, 12/1/20	130,000	140,511
Exelon Corp., 4.45%, 4/15/46	40,000	42,034
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	81,781
FirstEnergy Corp., 4.25%, 3/15/23	100,000	105,886
Florida Power & Light Co., 4.125%, 2/1/42	50,000	53,876
Georgia Power Co., 4.30%, 3/15/42	70,000	73,613
MidAmerican Energy Co., 4.40%, 10/15/44	40,000	44,060
NextEra Energy Capital Holdings, Inc., VRN, 4.66%, 12/1/17, resets quarterly off the 3-month LIBOR plus 3.35%	40,000	40,146
NiSource Finance Corp., 5.65%, 2/1/45	80,000	97,368
Pacific Gas & Electric Co., 4.00%, 12/1/46	80,000	84,013
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,583
Sempra Energy, 2.875%, 10/1/22	130,000	130,548
Sempra Energy, 3.25%, 6/15/27	70,000	69,242
Southern Power Co., 5.15%, 9/15/41	40,000	43,645
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,433
		2,313,221
Oil, Gas and Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	33,503
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	95,448
Antero Resources Corp., 5.125%, 12/1/22	130,000	133,575

14

	Principal Amount/ Shares	Value
Apache Corp., 4.75%, 4/15/43	$40,000	$40,348
BP Capital Markets plc, 4.50%, 10/1/20	80,000	85,665
Cenovus Energy, Inc., 4.25%, 4/15/27(1)	50,000	49,650
Cimarex Energy Co., 4.375%, 6/1/24	150,000	158,856
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	74,612
Concho Resources, Inc., 4.375%, 1/15/25	80,000	84,400
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	143,325
Continental Resources, Inc., 5.00%, 9/15/22	30,000	30,600
Continental Resources, Inc., 3.80%, 6/1/24	120,000	116,400
Ecopetrol SA, 5.875%, 5/28/45	40,000	39,250
Encana Corp., 6.50%, 2/1/38	80,000	94,936
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	101,982
Hess Corp., 6.00%, 1/15/40	90,000	94,321
Marathon Oil Corp., 3.85%, 6/1/25	190,000	188,919
Newfield Exploration Co., 5.75%, 1/30/22	200,000	214,500
Noble Energy, Inc., 4.15%, 12/15/21	220,000	231,910
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	113,085
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	52,563
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	108,250
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	73,360
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	74,800
Phillips 66, 4.30%, 4/1/22	60,000	64,492
Shell International Finance BV, 3.25%, 5/11/25	100,000	102,470
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)	200,000	200,560
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	49,750
Suncor Energy, Inc., 6.50%, 6/15/38	30,000	39,102
Whiting Petroleum Corp., 5.75%, 3/15/21	50,000	49,250
		2,939,882
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	285,151
International Paper Co., 4.40%, 8/15/47	100,000	101,508
		386,659
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.70%, 5/14/45	90,000	98,443
Actavis, Inc., 3.25%, 10/1/22	60,000	61,616
Allergan Funding SCS, 3.85%, 6/15/24	140,000	146,214
Allergan Funding SCS, 4.55%, 3/15/35	20,000	21,393
Baxalta, Inc., 2.00%, 6/22/18	70,000	70,165
Baxalta, Inc., 4.00%, 6/23/25	100,000	105,035
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	139,606
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	150,000	160,125
Zoetis, Inc., 3.00%, 9/12/27	40,000	39,457
		842,054
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	117,066

15

	Principal Amount/ Shares	Value
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	$120,000	$131,940
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	53,149
CSX Corp., 3.25%, 6/1/27	150,000	150,178
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	112,224
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	134,385
Union Pacific Corp., 4.05%, 11/15/45	80,000	83,737
		782,679
Semiconductors and Semiconductor Equipment — 0.5%
Intel Corp., 3.15%, 5/11/27	80,000	81,283
Lam Research Corp., 2.80%, 6/15/21	130,000	131,874
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	209,000
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	200,000	220,000
		642,157
Software — 0.6%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	79,603
Microsoft Corp., 2.70%, 2/12/25	150,000	151,549
Microsoft Corp., 3.125%, 11/3/25	40,000	41,267
Microsoft Corp., 3.45%, 8/8/36	100,000	100,877
Microsoft Corp., 4.25%, 2/6/47	150,000	166,161
Oracle Corp., 5.75%, 4/15/18	100,000	102,226
Oracle Corp., 4.00%, 7/15/46	60,000	62,203
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	200,000	212,500
		916,386
Specialty Retail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	200,000	206,250
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	224,365
Lowe's Cos., Inc., 3.10%, 5/3/27	150,000	149,271
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	100,000	103,000
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	157,125
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	159,750
		999,761
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	90,000	92,508
Apple, Inc., 2.50%, 2/9/25	130,000	128,576
Apple, Inc., 2.90%, 9/12/27	250,000	248,122
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	170,000	189,042
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	131,842
Seagate HDD Cayman, 4.75%, 1/1/25	70,000	68,165
Western Digital Corp., 7.375%, 4/1/23(1)	150,000	164,700
		1,022,955
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	140,000	143,500
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	112,954

16

	Principal Amount/ Shares	Value
Sprint Communications, Inc., 6.00%, 11/15/22	$100,000	$107,970
		220,924
TOTAL CORPORATE BONDS (Cost $50,299,927)		51,824,726
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 20.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(4) — 1.5%
FHLMC, VRN, 1.79%, 10/15/17	90,820	93,795
FHLMC, VRN, 1.91%, 10/15/17	99,456	102,492
FHLMC, VRN, 2.01%, 10/15/17	100,963	104,550
FHLMC, VRN, 2.32%, 10/15/17	355,325	358,512
FHLMC, VRN, 3.09%, 10/15/17	300,000	308,416
FHLMC, VRN, 3.49%, 10/15/17	66,776	69,942
FHLMC, VRN, 3.55%, 10/15/17	134,498	141,305
FHLMC, VRN, 3.63%, 10/15/17	38,765	40,765
FHLMC, VRN, 3.66%, 10/15/17	200,071	208,255
FHLMC, VRN, 4.06%, 10/15/17	102,951	106,829
FNMA, VRN, 2.94%, 10/25/17	65,910	68,291
FNMA, VRN, 3.20%, 10/25/17	143,675	147,114
FNMA, VRN, 3.32%, 10/25/17	34,282	35,790
FNMA, VRN, 3.53%, 10/25/17	170,453	177,618
FNMA, VRN, 3.93%, 10/25/17	155,812	161,548
		2,125,222
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.0%
FHLMC, 4.50%, 6/1/21	11,776	12,135
FHLMC, 5.50%, 1/1/38	9,140	10,196
FHLMC, 5.50%, 4/1/38	52,561	58,579
FHLMC, 3.00%, 2/1/43	626,085	631,964
FHLMC, 6.50%, 7/1/47	695	745
FNMA, 3.00%, 10/12/17(5)	3,000,000	3,008,438
FNMA, 3.50%, 10/12/17(5)	3,000,000	3,091,758
FNMA, 4.00%, 10/12/17(5)	2,950,000	3,105,105
FNMA, 5.00%, 7/1/20	27,701	28,578
FNMA, 5.00%, 7/1/31	500,971	547,248
FNMA, 4.50%, 10/1/33	216,857	233,781
FNMA, 5.00%, 11/1/33	482,845	532,257
FNMA, 6.00%, 12/1/33	339,454	387,033
FNMA, 5.50%, 4/1/34	369,590	414,598
FNMA, 5.50%, 4/1/34	123,546	138,498
FNMA, 5.00%, 8/1/34	60,832	66,887
FNMA, 5.50%, 8/1/34	119,287	133,812
FNMA, 5.00%, 4/1/35	295,858	326,119
FNMA, 5.00%, 8/1/35	20,804	22,918
FNMA, 4.50%, 9/1/35	22,793	24,567
FNMA, 5.50%, 7/1/36	14,159	15,750
FNMA, 5.50%, 12/1/36	32,706	36,485
FNMA, 6.00%, 7/1/37	81,919	93,010
FNMA, 6.00%, 8/1/37	44,690	50,613

17

	Principal Amount/ Shares	Value
FNMA, 6.50%, 8/1/37	$11,014	$12,321
FNMA, 6.00%, 9/1/37	65,638	74,650
FNMA, 6.00%, 11/1/37	71,685	81,346
FNMA, 5.00%, 3/1/38	111,927	122,225
FNMA, 6.50%, 9/1/38	136,956	154,800
FNMA, 5.50%, 1/1/39	135,607	151,583
FNMA, 5.00%, 2/1/39	279,102	309,408
FNMA, 4.50%, 4/1/39	98,872	107,944
FNMA, 4.50%, 5/1/39	247,985	270,732
FNMA, 6.50%, 5/1/39	4,172	4,901
FNMA, 4.50%, 10/1/39	413,265	451,197
FNMA, 4.00%, 10/1/40	429,643	460,072
FNMA, 4.50%, 11/1/40	351,408	382,631
FNMA, 4.00%, 8/1/41	626,922	668,891
FNMA, 4.50%, 9/1/41	351,699	380,166
FNMA, 3.50%, 5/1/42	492,402	510,237
FNMA, 3.50%, 6/1/42	592,843	614,892
FNMA, 3.50%, 9/1/42	481,156	498,441
FNMA, 3.50%, 5/1/45	1,267,203	1,311,082
FNMA, 3.50%, 5/1/46	1,086,640	1,120,949
FNMA, 6.50%, 8/1/47	1,347	1,453
FNMA, 6.50%, 9/1/47	1,583	1,700
FNMA, 6.50%, 9/1/47	116	125
FNMA, 6.50%, 9/1/47	2,287	2,460
FNMA, 6.50%, 9/1/47	610	655
GNMA, 2.50%, 10/23/17(5)	600,000	588,014
GNMA, 3.00%, 10/23/17(5)	650,000	658,887
GNMA, 4.00%, 10/23/17(5)	1,250,000	1,316,260
GNMA, 5.50%, 12/15/32	136,340	153,900
GNMA, 6.00%, 9/20/38	38,433	43,137
GNMA, 5.50%, 12/20/38	94,967	104,622
GNMA, 4.50%, 6/15/39	541,118	589,785
GNMA, 4.50%, 1/15/40	254,077	272,849
GNMA, 4.50%, 4/15/40	347,402	377,879
GNMA, 4.00%, 11/20/40	742,434	786,101
GNMA, 3.50%, 6/20/42	783,323	819,614
GNMA, 2.50%, 7/20/46	601,778	590,438
		26,967,421
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $28,906,930)		29,092,643
U.S. TREASURY SECURITIES — 14.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	400,000	451,516
U.S. Treasury Bonds, 4.375%, 11/15/39	700,000	890,559
U.S. Treasury Bonds, 4.625%, 2/15/40	300,000	394,746
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	211,527
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	317,186
U.S. Treasury Bonds, 3.00%, 5/15/42	1,400,000	1,447,715

18

	Principal Amount/ Shares	Value
U.S. Treasury Bonds, 2.875%, 5/15/43	$450,000	$453,419
U.S. Treasury Bonds, 3.125%, 8/15/44(6)	1,200,000	1,265,391
U.S. Treasury Bonds, 3.00%, 11/15/44	1,450,000	1,493,528
U.S. Treasury Bonds, 2.50%, 2/15/45	1,050,000	978,961
U.S. Treasury Bonds, 3.00%, 5/15/45	1,300,000	1,338,035
U.S. Treasury Notes, 0.75%, 10/31/17	800,000	799,820
U.S. Treasury Notes, 1.125%, 1/31/19	2,000,000	1,992,500
U.S. Treasury Notes, 1.625%, 7/31/19	600,000	601,758
U.S. Treasury Notes, 1.375%, 1/15/20	2,400,000	2,391,656
U.S. Treasury Notes, 1.375%, 3/31/20	600,000	597,199
U.S. Treasury Notes, 1.625%, 6/30/20	500,000	500,391
U.S. Treasury Notes, 1.50%, 8/15/20	1,000,000	996,934
U.S. Treasury Notes, 1.375%, 9/30/20	1,000,000	992,519
U.S. Treasury Notes, 2.00%, 11/30/20	400,000	404,031
U.S. Treasury Notes, 2.125%, 1/31/21	1,600,000	1,622,156
TOTAL U.S. TREASURY SECURITIES (Cost $20,087,378)		20,141,547
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 10.3%
Private Sponsor Collateralized Mortgage Obligations — 6.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/2/17(4)	105,027	105,313
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.04%, 11/1/17, resets annually off the 1-year H15T1Y plus 2.25%	216,462	217,311
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.31%, 10/2/17(4)	56,524	55,108
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(4)	231,064	229,660
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	133,080	135,934
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,900	1,850
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.42%, 10/2/17(4)	177,284	170,091
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/2/17(1)(4)	242,819	248,857
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.30%, 10/2/17(4)	98,825	98,923
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 10/2/17(4)	108,591	107,595
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.05%, 10/2/17(4)	151,071	135,457
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 10/2/17(1)(4)	483,804	496,931
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(4)	182,694	186,730
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.66%, 10/2/17(4)	85,058	85,210
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.60%, 10/2/17(4)	334,908	325,816
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.15%, 10/2/17(4)	33,255	34,696

19

	Principal Amount/ Shares	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.44%, 10/2/17(4)	$105,816	$108,812
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.20%, 10/25/17(4)	175,800	174,143
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(1)(4)	234,768	236,578
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/2/17(1)(4)	219,146	230,538
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.50%(1)	479,332	494,975
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/2/17(4)	30,429	30,676
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/2/17(1)(4)	487,905	501,144
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/17(1)(4)	200,000	205,341
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 10/2/17(4)	115,237	115,849
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.16%, 10/25/17(4)	177,660	173,973
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.20%, 10/2/17(4)	145,876	147,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	147,182	147,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	125,543	124,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.34%, 10/2/17(4)	67,676	68,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	210,744	210,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	119,755	120,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	580,697	573,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.30%, 10/2/17(4)	140,942	137,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.33%, 10/2/17(4)	139,868	139,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.16%, 10/2/17(4)	285,243	287,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 10/2/17(4)	164,600	166,016
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 10/2/17(4)	192,701	192,994
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.58%, 10/2/17(4)	87,744	86,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 10/2/17(4)	188,069	184,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.11%, 10/2/17(4)	104,976	97,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 10/2/17(4)	209,394	199,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	173,605	170,101
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	162,862	163,325

20

	Principal Amount/ Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	$178,450	$178,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	204,189	206,188
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	32,536	33,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	60,239	63,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	67,974	69,653
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	241,004	242,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.00%, 10/2/17(4)	96,665	93,278
		9,011,376
U.S. Government Agency Collateralized Mortgage Obligations — 4.0%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.25%	175,000	191,674
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.44%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.20%	176,012	178,070
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.04%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.80%	294,498	295,205
FHLMC, Series 3397, Class GF, VRN, 1.73%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.50%	123,561	124,310
FNMA, Series 2006-43, Class FM, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	40,849	40,810
FNMA, Series 2007-36, Class FB, VRN, 1.64%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.40%	213,915	214,629
FNMA, Series 2014-C02, Class 1M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	350,000	364,985
FNMA, Series 2014-C02, Class 2M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	275,000	284,881
FNMA, Series 2016-C03, Class 2M2, VRN, 7.14%, 10/25/17, resets monthly off the 1-month LIBOR plus 5.90%	200,000	229,336
FNMA, Series 2017-C01, Class 1M2, VRN, 4.79%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.55%	750,000	791,876
FNMA, Series 2017-C03, Class 1M1, VRN, 2.19%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.95%	1,579,243	1,587,213
FNMA, Series 2017-C03, Class 1M2, VRN, 4.24%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.00%	225,000	232,101
FNMA, Series 2017-C06, Class 1M1, VRN, 1.99%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.75%	740,897	742,071
FNMA, Series 2017-C06, Class 2M1, VRN, 1.99%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.75%	372,249	372,931
		5,650,092
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,472,717)		14,661,468
ASSET-BACKED SECURITIES(3) — 7.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	1,000,000	999,946
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	500,000	501,731
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	253,156
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	197,458	197,969

21

	Principal Amount/ Shares	Value
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(1)	$548,742	$553,764
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	135,715	135,684
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	194,870	195,043
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	618,931	618,545
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	500,000	500,150
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.33%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.10%(1)	239,993	240,799
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	375,000	373,697
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	275,000	273,727
Hertz Vehicle Financing LLC, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	300,000	299,744
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	42,527	42,382
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	166,643	164,786
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	192,010	192,291
Hilton Grand Vacations Trust 2017-A, Series 2017-AA, Class B, VRN, 2.96%, 10/25/17(1)(4)	314,198	314,842
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	278,281	278,193
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	350,000	350,285
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.20%(1)	111,140	111,263
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	125,200	124,538
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	117,829	117,531
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,486,675	1,484,376
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(1)	225,000	228,462
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)	374,662	375,177
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	236,485	238,053
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	161,437	161,316
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 10/20/17(1)(4)	84,769	84,803
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	132,129	131,963
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	252,612	252,556
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	207,001	208,850

22

	Principal Amount/ Shares	Value
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	$205,409	$205,119
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	80,555	84,285
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	354,364	352,572
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	425,000	423,071
TOTAL ASSET-BACKED SECURITIES (Cost $11,057,637)		11,070,669
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 6.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	459,066
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	410,096
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/2/17(4)	370,000	398,809
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/2/17(4)	400,000	424,100
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/2/17(4)	450,000	476,697
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/2/17(4)	350,000	369,418
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 10/2/17(4)	400,000	406,621
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	150,000	146,044
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	357,159
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	310,000	317,120
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	254,566
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.70%(1)	450,000	451,283
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 10/2/17(4)	400,000	410,460
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/2/17(1)(4)	525,000	513,342
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(1)(4)	350,000	358,705
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	360,000	375,562
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/2/17(4)	320,000	328,888
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	350,000	360,326
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 4.97%, 10/1/17(4)	260,000	269,330
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	400,000	390,411
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	779,000	765,029
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(1)(4)	325,000	331,336

23

		Principal Amount/ Shares	Value
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50		$400,000	$403,520
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50		725,000	731,390
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,714,265)			9,709,278
MUTUAL FUNDS(7) — 4.5%
Emerging Markets Debt Fund R6 Class (Cost $6,023,689)		608,133	6,354,990
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.6%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.625%, 7/6/28		$200,000	211,500
Brazil — 0.3%
Brazilian Government International Bond, 4.875%, 1/22/21		190,000	203,593
Brazilian Government International Bond, 5.625%, 1/7/41		200,000	202,000
			405,593
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42		100,000	99,502
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	352,935
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		200,000	215,500
Greece — 0.2%
Hellenic Republic Government Bond, 4.375%, 8/1/22	EUR	300,000	351,317
Italy — 0.1%
Republic of Italy Government International Bond, 6.875%, 9/27/23		$80,000	96,088
Mexico — 0.4%
Mexico Government International Bond, 4.125%, 1/21/26		200,000	210,950
Mexico Government International Bond, 4.15%, 3/28/27		400,000	420,920
			631,870
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	113,850
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	106,310
Philippine Government International Bond, 6.375%, 10/23/34		100,000	134,797
			241,107
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21		60,000	65,856
Republic of Poland Government International Bond, 3.00%, 3/17/23		100,000	102,507
			168,363
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		200,000	197,504
24

	Principal Amount/ Shares	Value
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.67%, 1/17/24	$100,000	$102,511
Turkey — 0.3%
Turkey Government International Bond, 3.25%, 3/23/23	200,000	190,627
Turkey Government International Bond, 4.25%, 4/14/26	200,000	192,506
		383,133
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	77,880
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,523,294)		3,648,653
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	256,140
Chicago GO, 7.05%, 1/1/29	50,000	55,339
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	50,000	66,908
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	110,753
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	70,290
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	59,644
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	58,562
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	92,834
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	84,529
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	90,277
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	210,726
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	150,000	191,910
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	101,531
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	63,841
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	51,845
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	122,858
State of California GO, 6.65%, 3/1/22	40,000	46,426
State of California GO, 7.55%, 4/1/39	130,000	200,425
State of California GO, 7.30%, 10/1/39	10,000	14,696
State of California GO, (Building Bonds), 7.60%, 11/1/40	25,000	39,150
State of Illinois GO, 5.88%, 3/1/19	55,000	57,143
State of Illinois GO, 5.10%, 6/1/33	40,000	40,529
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	51,467
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	51,314
State of Washington GO, 5.14%, 8/1/40	90,000	111,186
TOTAL MUNICIPAL SECURITIES (Cost $1,831,544)		2,300,323
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
FNMA, 2.125%, 4/24/26	150,000	146,554

25

	Principal Amount/ Shares	Value
FNMA, 6.625%, 11/15/30	$900,000	$1,274,699
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,296,289)		1,421,253
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $1,899,768), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $1,862,964)		1,862,817
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,386,334	2,386,334
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,249,151)		4,249,151
TOTAL INVESTMENT SECURITIES — 108.8% (Cost $151,462,821)		154,474,701
OTHER ASSETS AND LIABILITIES(8) — (8.8)%		(12,453,157)
TOTAL NET ASSETS — 100.0%		$142,021,544

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	2,402,996	USD	134,471	Goldman Sachs & Co.	12/20/17	$(1,334)
USD	416,924	BRL	1,321,941	JPMorgan Chase Bank N.A.	12/20/17	3,861
USD	285,628	CHF	272,755	UBS AG	12/20/17	2,468
USD	428,395	CHF	409,132	UBS AG	12/20/17	3,655
CLP	430,457,375	USD	698,284	JPMorgan Chase Bank N.A.	12/20/17	(26,919)
USD	696,533	CLP	430,457,375	JPMorgan Chase Bank N.A.	12/20/17	25,167
USD	280,958	CLP	176,258,832	JPMorgan Chase Bank N.A.	12/20/17	6,054
COP	1,228,903,591	USD	419,901	Goldman Sachs & Co.	12/20/17	(5,051)
USD	131,368	EUR	108,873	JPMorgan Chase Bank N.A.	12/20/17	2,131
USD	345,059	EUR	292,101	JPMorgan Chase Bank N.A.	12/20/17	(1,678)
GBP	19,406	USD	26,312	Credit Suisse AG	12/20/17	(246)
GBP	211,101	USD	287,729	UBS AG	12/20/17	(4,175)
USD	28,339	GBP	20,890	Credit Suisse AG	12/20/17	279
USD	420,068	INR	27,195,220	Goldman Sachs & Co.	12/20/17	7,699
JPY	46,892,261	USD	424,918	JPMorgan Chase Bank N.A.	12/20/17	(6,604)
JPY	46,892,261	USD	424,765	JPMorgan Chase Bank N.A.	12/20/17	(6,450)
JPY	1,704,329	USD	15,179	JPMorgan Chase Bank N.A.	12/20/17	24
USD	424,296	KRW	480,634,543	JPMorgan Chase Bank N.A.	12/21/17	4,250
MYR	8,801,536	USD	2,100,104	Goldman Sachs & Co.	12/20/17	(18,165)
MYR	111,009	USD	26,399	Goldman Sachs & Co.	12/20/17	(141)
MYR	88,228	USD	20,892	Goldman Sachs & Co.	12/20/17	(23)
NOK	2,232,027	USD	285,183	JPMorgan Chase Bank N.A.	12/20/17	(4,439)
USD	285,128	NZD	392,095	JPMorgan Chase Bank N.A.	12/20/17	2,347
PEN	1,373,499	USD	421,901	Goldman Sachs & Co.	12/20/17	(2,637)
PHP	105,252,780	USD	2,054,916	Goldman Sachs & Co.	12/20/17	2,249
PHP	2,810,235	USD	54,727	Goldman Sachs & Co.	12/20/17	199
RUB	16,271,515	USD	278,288	JPMorgan Chase Bank N.A.	12/20/17	235
USD	428,433	SEK	3,394,188	JPMorgan Chase Bank N.A.	12/20/17	9,793
THB	639,600	USD	19,329	Goldman Sachs & Co.	12/20/17	(135)
USD	4,262,857	THB	140,993,980	Goldman Sachs & Co.	12/20/17	31,599
USD	51,373	THB	1,711,703	Goldman Sachs & Co.	12/20/17	5
TRY	485,889	USD	137,607	Goldman Sachs & Co.	12/20/17	(4,298)

26

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	2,377,776	USD	677,005	JPMorgan Chase Bank N.A.	12/20/17	$(24,636)
USD	676,928	TRY	2,377,776	JPMorgan Chase Bank N.A.	12/20/17	24,559
						$19,643

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	52	December 2017	$10,400,000	$11,216,563	$(29,429)
U.S. Treasury 5-Year Notes	18	December 2017	$1,800,000	2,115,000	(14,619)
U.S. Treasury 10-Year Notes	38	December 2017	$3,800,000	4,761,875	(67,476)
U.S. Treasury 10-Year Ultra Notes	18	December 2017	$1,800,000	2,417,906	(43,353)
U.S. Treasury Long Bonds	1	December 2017	$100,000	152,812	(3,627)
				$20,664,156	$(158,504)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	33	December 2017	EUR	3,300,000	$5,116,376	$13,430
Euro-Bund 10-Year Bonds	15	December 2017	EUR	1,500,000	2,854,467	14,157
U.K. Gilt 10-Year Bonds	20	December 2017	GBP	2,000,000	3,319,982	90,553
					$11,290,825	$118,140

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	17,114,000	$(46,236)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	4,425,000	43,163
Morgan Stanley	BZDIOVRA	Receive	8.71%	1/2/19	BRL	25,694,000	(134,624)
Morgan Stanley	BZDIOVRA	Pay	10.24%	1/2/23	BRL	7,050,000	123,233
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	40,932,000	(36,374)
Morgan Stanley	BZDIOVRA	Receive	8.02%	1/2/19	BRL	23,941,193	(62,817)
Morgan Stanley	BZDIOVRA	Pay	9.78%	1/2/23	BRL	6,248,108	56,710
							$(56,945)

*Amount represents value and unrealized appreciation (depreciation).

27

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America High Yield Index Series 27	Sell	5.00%	12/20/21	$1,831,500	$90,429	$56,036	$146,465
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$5,230,000	355,096	54,224	409,320
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$1,500,000	30,084	2,892	32,976
					$475,609	$113,152	$588,761

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A.	Receive	2.07%	8/29/27	$1,500,000	$(511)	$10,267	$9,756

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$1,300,000	$(21,912)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$1,300,000	(25,345)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$1,300,000	(24,015)
						$(71,272)

*Amount represents value and unrealized appreciation (depreciation).

28

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,969,537, which represented 16.9% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $749,767.

(7)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(9)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.
See Notes to Financial Statements.

29

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $145,439,132)	$148,119,711
Investment securities - affiliated, at value (cost of $6,023,689)	6,354,990
Total investment securities, at value (cost of $151,462,821)	154,474,701
Cash	5,119
Foreign currency holdings, at value (cost of $6,640)	6,654
Receivable for investments sold	193,903
Receivable for capital shares sold	38,875
Receivable for variation margin on swap agreements	17,496
Unrealized appreciation on forward foreign currency exchange contracts	126,574
Swap agreements, at value	223,106
Interest and distributions receivable	937,035
156,023,463

Liabilities
Payable for investments purchased	13,308,645
Payable for capital shares redeemed	120,763
Payable for variation margin on futures contracts	33,131
Payable for variation margin on swap agreements	2,946
Unrealized depreciation on forward foreign currency exchange contracts	106,931
Swap agreements, at value	351,323
Accrued management fees	69,981
Distribution and service fees payable	8,199
14,001,919

Net Assets	$142,021,544

Net Assets Consist of:
Capital paid in	$141,533,958
Undistributed net investment income	589,178
Accumulated net realized loss	(3,088,366)
Net unrealized appreciation	2,986,774
$142,021,544

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$114,522,740	10,547,465	$10.86
I Class	$1,783,614	164,277	$10.86
A Class	$14,959,024	1,377,574	$10.86*
C Class	$5,713,851	526,300	$10.86
R Class	$1,047,545	96,497	$10.86
R5 Class	$3,994,770	368,087	$10.85
*Maximum offering price $11.37 (net asset value divided by 0.955).

See Notes to Financial Statements.

30

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,021,398
Income distributions from affiliated funds	112,150
2,133,548

Expenses:
Management fees	417,223
Distribution and service fees:
A Class	20,426
C Class	31,112
R Class	3,466
Trustees' fees and expenses	4,356
Other expenses	2,409
478,992
Fees waived(1)	(22,258)
456,734

Net investment income (loss)	1,676,814

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	452,845
Forward foreign currency exchange contract transactions	(39,150)
Futures contract transactions	113,846
Swap agreement transactions	58,927
Foreign currency translation transactions	(1,801)
584,667

Change in net unrealized appreciation (depreciation) on:
Investments (including $102,124 from affiliated funds)	1,433,119
Forward foreign currency exchange contracts	27,742
Futures contracts	(59,302)
Swap agreements	(73,448)
Translation of assets and liabilities in foreign currencies	749
1,328,860

Net realized and unrealized gain (loss)	1,913,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,590,341

(1)	Amount consists of $17,498, $148, $2,794, $1,059, $236 and $523 for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

31

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$1,676,814	$3,145,385
Net realized gain (loss)	584,667	(353,923)
Change in net unrealized appreciation (depreciation)	1,328,860	(746,644)
Net increase (decrease) in net assets resulting from operations	3,590,341	2,044,818

Distributions to Shareholders
From net investment income:
Investor Class	(1,508,243)	(2,519,057)
I Class	(13,287)	—
A Class	(220,942)	(707,385)
C Class	(60,116)	(137,921)
R Class	(16,846)	(43,585)
R5 Class	(48,151)	(63,860)
Decrease in net assets from distributions	(1,867,585)	(3,471,808)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	16,646,249	(5,643,613)

Net increase (decrease) in net assets	18,369,005	(7,070,603)

Net Assets
Beginning of period	123,652,539	130,723,142
End of period	$142,021,544	$123,652,539

Undistributed net investment income	$589,178	$779,949

See Notes to Financial Statements.

32

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class (formerly Institutional Class). The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

33

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S.

34

federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2017 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.3425% to 0.4600%	0.2500% to 0.3100%	0.64%	0.61%
I Class		0.1500% to 0.2100%	0.54%	0.51%
A Class		0.2500% to 0.3100%	0.64%	0.61%
C Class		0.2500% to 0.3100%	0.64%	0.61%
R Class		0.2500% to 0.3100%	0.64%	0.61%
R5 Class		0.0500% to 0.1100%	0.44%	0.41%

35

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $702,473 and there were no interfund sales.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $110,932,312, of which $87,406,543 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $93,255,309, of which $78,702,703 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,735,730	$40,384,215	2,643,737	$28,768,870
Issued in reinvestment of distributions	132,185	1,434,117	220,965	2,397,649
Redeemed	(1,181,401)	(12,808,515)	(3,323,845)	(35,984,658)
	2,686,514	29,009,817	(459,143)	(4,818,139)
I Class			N/A
Sold	175,454	1,905,676
Issued in reinvestment of distributions	1,081	11,743
Redeemed	(12,258)	(133,254)
	164,277	1,784,165
A Class
Sold	529,370	5,760,302	842,419	9,155,268
Issued in reinvestment of distributions	19,565	212,054	64,360	698,334
Redeemed	(1,738,383)	(18,745,155)	(947,789)	(10,268,948)
	(1,189,448)	(12,772,799)	(41,010)	(415,346)
C Class
Sold	15,004	162,582	55,039	596,531
Issued in reinvestment of distributions	4,969	53,878	11,189	121,374
Redeemed	(143,218)	(1,549,575)	(213,381)	(2,316,602)
	(123,245)	(1,333,115)	(147,153)	(1,598,697)
R Class
Sold	11,279	122,301	46,015	498,551
Issued in reinvestment of distributions	1,513	16,402	3,902	42,403
Redeemed	(53,743)	(586,349)	(157,401)	(1,737,686)
	(40,951)	(447,646)	(107,484)	(1,196,732)
R5 Class
Sold	239,994	2,596,950	295,721	3,230,232
Issued in reinvestment of distributions	4,419	47,883	5,970	63,860
Redeemed	(206,545)	(2,239,006)	(84,611)	(908,791)
	37,868	405,827	217,080	2,385,301
Net increase (decrease)	1,535,015	$16,646,249	(537,710)	$(5,643,613)

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$51,824,726	—
U.S. Government Agency Mortgage-Backed Securities	—	29,092,643	—
U.S. Treasury Securities	—	20,141,547	—
Collateralized Mortgage Obligations	—	14,661,468	—
Asset-Backed Securities	—	11,070,669	—
Commercial Mortgage-Backed Securities	—	9,709,278	—
Mutual Funds	$6,354,990	—	—
Sovereign Governments and Agencies	—	3,648,653	—
Municipal Securities	—	2,300,323	—
U.S. Government Agency Securities	—	1,421,253	—
Temporary Cash Investments	2,386,334	1,862,817	—
	$8,741,324	$145,733,377	—
Other Financial Instruments
Futures Contracts	—	$118,140	—
Swap Agreements	—	821,623	—
Forward Foreign Currency Exchange Contracts	—	126,574	—
	—	$1,066,337	—

Liabilities
Other Financial Instruments
Futures Contracts	$158,504	—	—
Swap Agreements	—	$351,323	—
Forward Foreign Currency Exchange Contracts	—	106,931	—
	$158,504	$458,254	—

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7. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended September 30, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$6,141	$112	—	$102	$6,355	608	—	$112

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,958,167.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $9,182,160.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

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A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $14,566,667 futures contracts purchased and $7,890,087 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $25,643,553.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $4,400,000.

Value of Derivative Instruments as of September 30, 2017
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$17,496	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	126,574	Unrealized depreciation on forward foreign currency exchange contracts	$106,931
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	33,131
Interest Rate Risk	Swap agreements	223,106	Swap agreements	280,051
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	2,946
Other Contracts	Swap agreements	—	Swap agreements	71,272
		$367,176		$494,331

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$58,927	Change in net unrealized appreciation (depreciation) on swap agreements	$51,913
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(39,150)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	27,742
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	113,846	Change in net unrealized appreciation (depreciation) on futures contracts	(59,302)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(56,945)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(68,416)
		$133,623		$(105,008)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$151,480,038
Gross tax appreciation of investments	$3,641,220
Gross tax depreciation of investments	(646,557)
Net tax appreciation (depreciation) of investments	$2,994,663

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(2,658,060) and accumulated long-term capital losses of $(934,259), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.71	0.14	0.17	0.31	(0.16)	—	(0.16)	$10.86	2.90%	0.62%(4)	0.65%(4)	2.63%(4)	2.60%(4)	68%	$114,523
2017	$10.82	0.27	(0.08)	0.19	(0.30)	—	(0.30)	$10.71	1.76%	0.62%	0.65%	2.52%	2.49%	150%	$84,193
2016	$11.02	0.27	(0.16)	0.11	(0.31)	—	(0.31)	$10.82	1.02%	0.63%	0.65%	2.53%	2.51%	145%	$90,012
2015	$10.75	0.27	0.34	0.61	(0.34)	—	(0.34)	$11.02	5.73%	0.65%	0.65%	2.51%	2.51%	119%	$90,251
2014	$11.18	0.23	(0.30)	(0.07)	(0.29)	(0.07)	(0.36)	$10.75	(0.56)%	0.65%	0.65%	2.15%	2.15%	130%	$109,463
2013	$11.05	0.22	0.28	0.50	(0.27)	(0.10)	(0.37)	$11.18	4.48%	0.65%	0.65%	1.98%	1.98%	137%	$168,301
I Class
2017(5)	$10.73	0.14	0.15	0.29	(0.16)	—	(0.16)	$10.86	2.67%	0.52%(4)	0.55%(4)	2.70%(4)	2.67%(4)	68%(6)	$1,784
A Class
2017(3)	$10.71	0.13	0.17	0.30	(0.15)	—	(0.15)	$10.86	2.77%	0.87%(4)	0.90%(4)	2.38%(4)	2.35%(4)	68%	$14,959
2017	$10.82	0.25	(0.09)	0.16	(0.27)	—	(0.27)	$10.71	1.51%	0.87%	0.90%	2.27%	2.24%	150%	$27,498
2016	$11.02	0.24	(0.16)	0.08	(0.28)	—	(0.28)	$10.82	0.77%	0.88%	0.90%	2.28%	2.26%	145%	$28,220
2015	$10.75	0.25	0.33	0.58	(0.31)	—	(0.31)	$11.02	5.46%	0.90%	0.90%	2.26%	2.26%	119%	$29,532
2014	$11.18	0.20	(0.29)	(0.09)	(0.27)	(0.07)	(0.34)	$10.75	(0.81)%	0.90%	0.90%	1.90%	1.90%	130%	$42,286
2013	$11.05	0.19	0.28	0.47	(0.24)	(0.10)	(0.34)	$11.18	4.22%	0.90%	0.90%	1.73%	1.73%	137%	$102,626

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$10.71	0.09	0.16	0.25	(0.10)	—	(0.10)	$10.86	2.38%	1.62%(4)	1.65%(4)	1.63%(4)	1.60%(4)	68%	$5,714
2017	$10.82	0.17	(0.09)	0.08	(0.19)	—	(0.19)	$10.71	0.76%	1.62%	1.65%	1.52%	1.49%	150%	$6,955
2016	$11.01	0.16	(0.15)	0.01	(0.20)	—	(0.20)	$10.82	0.11%	1.63%	1.65%	1.53%	1.51%	145%	$8,618
2015	$10.75	0.16	0.33	0.49	(0.23)	—	(0.23)	$11.01	4.58%	1.65%	1.65%	1.51%	1.51%	119%	$10,563
2014	$11.18	0.12	(0.29)	(0.17)	(0.19)	(0.07)	(0.26)	$10.75	(1.55)%	1.65%	1.65%	1.15%	1.15%	130%	$13,801
2013	$11.04	0.11	0.28	0.39	(0.15)	(0.10)	(0.25)	$11.18	3.54%	1.65%	1.65%	0.98%	0.98%	137%	$23,695
R Class
2017(3)	$10.71	0.12	0.16	0.28	(0.13)	—	(0.13)	$10.86	2.64%	1.12%(4)	1.15%(4)	2.13%(4)	2.10%(4)	68%	$1,048
2017	$10.82	0.22	(0.08)	0.14	(0.25)	—	(0.25)	$10.71	1.26%	1.12%	1.15%	2.02%	1.99%	150%	$1,472
2016	$11.01	0.22	(0.16)	0.06	(0.25)	—	(0.25)	$10.82	0.61%	1.13%	1.15%	2.03%	2.01%	145%	$2,649
2015	$10.75	0.22	0.32	0.54	(0.28)	—	(0.28)	$11.01	5.11%	1.15%	1.15%	2.01%	2.01%	119%	$2,762
2014	$11.18	0.18	(0.30)	(0.12)	(0.24)	(0.07)	(0.31)	$10.75	(1.06)%	1.15%	1.15%	1.65%	1.65%	130%	$2,047
2013	$11.04	0.17	0.28	0.45	(0.21)	(0.10)	(0.31)	$11.18	4.05%	1.15%	1.15%	1.48%	1.48%	137%	$2,197
R5 Class(7)
2017(3)	$10.71	0.15	0.16	0.31	(0.17)	—	(0.17)	$10.85	2.90%	0.42%(4)	0.45%(4)	2.83%(4)	2.80%(4)	68%	$3,995
2017	$10.82	0.30	(0.09)	0.21	(0.32)	—	(0.32)	$10.71	1.97%	0.42%	0.45%	2.72%	2.69%	150%	$3,535
2016	$11.02	0.29	(0.16)	0.13	(0.33)	—	(0.33)	$10.82	1.23%	0.43%	0.45%	2.73%	2.71%	145%	$1,224
2015	$10.75	0.30	0.33	0.63	(0.36)	—	(0.36)	$11.02	5.94%	0.45%	0.45%	2.71%	2.71%	119%	$1,051
2014	$11.18	0.25	(0.29)	(0.04)	(0.32)	(0.07)	(0.39)	$10.75	(0.36)%	0.45%	0.45%	2.35%	2.35%	130%	$2,656
2013	$11.04	0.25	0.28	0.53	(0.29)	(0.10)	(0.39)	$11.18	4.78%	0.45%	0.45%	2.18%	2.18%	137%	$7,942

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(7)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

45

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for

46

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded

47

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

48

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

49

Notes

50

Notes

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 1711

Semiannual Report

September 30, 2017

Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	6.0 years
Weighted Average Life	8.0 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	34.6%
U.S. Treasury Securities	27.9%
U.S. Government Agency Mortgage-Backed Securities	25.4%
Collateralized Mortgage Obligations	8.6%
Asset-Backed Securities	5.8%
Commercial Mortgage-Backed Securities	4.8%
U.S. Government Agency Securities	1.5%
Municipal Securities	1.3%
Sovereign Governments and Agencies	0.8%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(12.8)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,022.90	$3.04	0.60%
I Class	$1,000	$1,024.00	$2.03	0.40%
Y Class	$1,000	$1,021.50(2)	$1.78(3)	0.37%
A Class	$1,000	$1,021.70	$4.31	0.85%
C Class	$1,000	$1,017.80	$8.09	1.60%
R Class	$1,000	$1,020.40	$5.57	1.10%
R5 Class	$1,000	$1,021.40(2)	$1.93(3)	0.40%
R6 Class	$1,000	$1,025.20	$1.78	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,023.06	$2.03	0.40%
Y Class	$1,000	$1,023.21(4)	$1.88(4)	0.37%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R5 Class	$1,000	$1,023.06(4)	$2.03(4)	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 34.6%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22	$3,070,000	$3,056,468
Lockheed Martin Corp., 4.25%, 11/15/19	1,990,000	2,088,218
Lockheed Martin Corp., 3.55%, 1/15/26	5,290,000	5,482,985
Lockheed Martin Corp., 3.80%, 3/1/45	3,160,000	3,094,255
Rockwell Collins, Inc., 4.35%, 4/15/47	1,580,000	1,642,400
United Technologies Corp., 6.05%, 6/1/36	1,868,000	2,368,909
United Technologies Corp., 3.75%, 11/1/46	3,520,000	3,401,189
		21,134,424
Auto Components — 0.1%
Tenneco, Inc., 5.00%, 7/15/26	2,960,000	3,041,400
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	3,100,000	3,212,375
		6,253,775
Automobiles — 1.0%
Ford Motor Co., 4.35%, 12/8/26	4,830,000	5,028,444
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	3,390,000	3,457,378
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,246,923
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,943,530
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	8,810,000	9,805,608
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	2,200,000	2,200,761
General Motors Co., 5.15%, 4/1/38	3,180,000	3,269,140
General Motors Financial Co., Inc., 3.25%, 5/15/18	5,570,000	5,620,674
General Motors Financial Co., Inc., 3.10%, 1/15/19	5,030,000	5,102,161
General Motors Financial Co., Inc., 3.15%, 1/15/20	6,350,000	6,463,462
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,704,172
General Motors Financial Co., Inc., 5.25%, 3/1/26	7,740,000	8,413,229
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	2,200,000	2,244,000
		66,499,482
Banks — 5.2%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	4,900,000	4,930,625
Bank of America Corp., MTN, 5.625%, 7/1/20	12,230,000	13,322,979
Bank of America Corp., MTN, 4.00%, 4/1/24	3,300,000	3,488,218
Bank of America Corp., MTN, 4.20%, 8/26/24	7,600,000	7,994,237
Bank of America Corp., MTN, 4.00%, 1/22/25	10,500,000	10,871,921
Bank of America Corp., MTN, 5.00%, 1/21/44	1,540,000	1,790,956
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(9)	6,270,000	6,273,536
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(9)	8,640,000	8,635,361
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(9)	4,000,000	4,110,883
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(9)	2,450,000	2,659,921
Bank of America N.A., 6.00%, 10/15/36	3,330,000	4,251,383
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	2,960,000	2,966,275
Barclays Bank plc, 5.14%, 10/14/20	1,760,000	1,883,411

	Principal Amount	Value
Barclays plc, 4.375%, 1/12/26	$3,500,000	$3,659,019
Barclays plc, 4.95%, 1/10/47	2,500,000	2,741,504
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,792,477
BPCE SA, 5.15%, 7/21/24(1)	3,580,000	3,863,649
Branch Banking & Trust Co., 3.625%, 9/16/25	1,653,000	1,720,532
Branch Banking & Trust Co., 3.80%, 10/30/26	2,850,000	3,004,388
Capital One Financial Corp., 4.20%, 10/29/25	7,305,000	7,516,613
Capital One N.A., 2.35%, 8/17/18	2,900,000	2,912,590
Citibank N.A., 1.85%, 9/18/19	9,260,000	9,260,189
Citigroup, Inc., 1.75%, 5/1/18	6,194,000	6,196,670
Citigroup, Inc., 2.90%, 12/8/21	3,700,000	3,748,214
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,548,933
Citigroup, Inc., 4.05%, 7/30/22	1,660,000	1,740,506
Citigroup, Inc., 3.20%, 10/21/26	7,500,000	7,397,827
Citigroup, Inc., 4.45%, 9/29/27	19,485,000	20,630,478
Commerzbank AG, 8.125%, 9/19/23(1)	1,330,000	1,618,770
Cooperatieve Rabobank UA, 3.875%, 2/8/22	4,280,000	4,538,825
Cooperatieve Rabobank UA, 3.95%, 11/9/22	2,270,000	2,384,339
Fifth Third Bank, 2.875%, 10/1/21	3,210,000	3,267,940
HBOS plc, MTN, 6.75%, 5/21/18(1)	5,140,000	5,293,633
HSBC Bank plc, 4.125%, 8/12/20(1)	7,303,000	7,694,322
HSBC Bank USA N.A., 5.875%, 11/1/34	1,760,000	2,197,195
Huntington Bancshares, Inc., 2.30%, 1/14/22	4,580,000	4,539,534
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	2,510,000	2,518,221
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,580,000	1,608,023
JPMorgan Chase & Co., 2.25%, 1/23/20	10,220,000	10,275,979
JPMorgan Chase & Co., 2.55%, 3/1/21	4,290,000	4,334,018
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	7,235,505
JPMorgan Chase & Co., 3.25%, 9/23/22	5,020,000	5,186,063
JPMorgan Chase & Co., 3.875%, 9/10/24	8,505,000	8,857,879
JPMorgan Chase & Co., 3.125%, 1/23/25	15,400,000	15,530,101
JPMorgan Chase & Co., 4.95%, 6/1/45	3,300,000	3,761,533
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(9)	6,000,000	6,059,382
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(9)	4,160,000	4,193,863
KeyBank N.A., MTN, 3.40%, 5/20/26	3,300,000	3,288,812
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	4,000,000	4,255,696
Regions Financial Corp., 2.75%, 8/14/22	4,790,000	4,785,707
Royal Bank of Canada, MTN, 2.125%, 3/2/20	9,620,000	9,663,850
SunTrust Bank, 3.30%, 5/15/26	3,950,000	3,909,634
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	6,200,000	6,491,450
U.S. Bancorp, MTN, 3.00%, 3/15/22	1,310,000	1,350,568
U.S. Bancorp, MTN, 3.60%, 9/11/24	2,820,000	2,935,211
U.S. Bank N.A., 2.80%, 1/27/25	2,820,000	2,803,728
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,835,858
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,298,222
Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	4,001,220
Wells Fargo & Co., MTN, 2.60%, 7/22/20	11,110,000	11,268,427

	Principal Amount	Value
Wells Fargo & Co., MTN, 3.55%, 9/29/25	$3,240,000	$3,328,297
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,850,000	2,964,463
Wells Fargo & Co., MTN, 4.65%, 11/4/44	2,890,000	3,097,672
Wells Fargo & Co., MTN, 4.75%, 12/7/46	2,200,000	2,419,783
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(9)	3,200,000	3,243,843
		334,950,861
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19	9,590,000	9,617,127
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	10,490,000	10,885,167
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	5,100,000	5,283,249
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	10,720,000	12,249,036
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	5,160,000	5,543,474
Constellation Brands, Inc., 4.75%, 12/1/25	6,720,000	7,346,723
Molson Coors Brewing Co., 3.00%, 7/15/26	5,610,000	5,464,169
		56,388,945
Biotechnology — 1.7%
AbbVie, Inc., 2.50%, 5/14/20	7,680,000	7,775,613
AbbVie, Inc., 2.90%, 11/6/22	9,130,000	9,267,704
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	4,121,221
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,952,193
Amgen, Inc., 2.20%, 5/22/19	10,600,000	10,652,392
Amgen, Inc., 2.65%, 5/11/22	10,080,000	10,170,171
Amgen, Inc., 4.66%, 6/15/51	4,170,000	4,590,888
Biogen, Inc., 2.90%, 9/15/20	8,905,000	9,136,584
Biogen, Inc., 3.625%, 9/15/22	5,390,000	5,660,404
Celgene Corp., 3.25%, 8/15/22	6,640,000	6,858,386
Celgene Corp., 3.875%, 8/15/25	9,950,000	10,512,022
Celgene Corp., 5.00%, 8/15/45	1,400,000	1,587,955
Gilead Sciences, Inc., 1.85%, 9/20/19	4,050,000	4,054,326
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,742,466
Gilead Sciences, Inc., 3.65%, 3/1/26	11,010,000	11,504,487
Gilead Sciences, Inc., 4.15%, 3/1/47	2,120,000	2,189,039
		107,775,851
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	3,800,000	4,075,120
Masco Corp., 4.375%, 4/1/26	1,700,000	1,813,900
		5,889,020
Capital Markets — 0.1%
Jefferies Group LLC, 4.85%, 1/15/27	3,500,000	3,679,126
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	2,000,000	2,117,500
Dow Chemical Co. (The), 4.375%, 11/15/42	2,910,000	2,968,920
Ecolab, Inc., 4.35%, 12/8/21	3,104,000	3,359,621
LyondellBasell Industries NV, 5.00%, 4/15/19	1,691,000	1,754,979
Sherwin-Williams Co. (The), 3.45%, 6/1/27	3,000,000	3,018,714
		13,219,734
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	4,170,000	4,350,462

	Principal Amount	Value
Waste Management, Inc., 4.10%, 3/1/45	$3,520,000	$3,732,180
		8,082,642
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	2,720,000	2,812,443
CommScope Technologies LLC, 5.00%, 3/15/27(1)	3,090,000	3,105,450
		5,917,893
Construction Materials†
Owens Corning, 4.20%, 12/15/22	2,830,000	3,005,563
Consumer Finance — 1.2%
American Express Credit Corp., MTN, 2.20%, 3/3/20	12,000,000	12,071,340
American Express Credit Corp., MTN, 2.60%, 9/14/20	1,655,000	1,682,040
American Express Credit Corp., MTN, 2.25%, 5/5/21	7,890,000	7,880,726
American Express Credit Corp., MTN, 3.30%, 5/3/27	2,650,000	2,677,162
Capital One Bank USA N.A., 2.30%, 6/5/19	3,370,000	3,380,467
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	4,977,120
CIT Group, Inc., 5.00%, 8/15/22	4,420,000	4,794,374
Discover Bank, 3.45%, 7/27/26	5,790,000	5,699,967
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	1,900,000	2,016,375
IHS Markit Ltd., 4.75%, 2/15/25(1)	3,160,000	3,389,100
PNC Bank N.A., 1.95%, 3/4/19	5,200,000	5,214,496
PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,271,196
PNC Bank N.A., MTN, 2.30%, 6/1/20	9,230,000	9,303,156
Synchrony Financial, 2.60%, 1/15/19	2,310,000	2,325,308
Synchrony Financial, 3.00%, 8/15/19	2,000,000	2,033,352
Visa, Inc., 2.75%, 9/15/27	3,530,000	3,470,079
		74,186,258
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	3,180,000	3,263,475
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	4,810,000	5,074,550
WestRock RKT Co., 4.00%, 3/1/23	3,410,000	3,594,787
		11,932,812
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,588,374
Catholic Health Initiatives, 2.95%, 11/1/22	2,420,000	2,386,199
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,711,526
		5,686,099
Diversified Financial Services — 3.1%
Ally Financial, Inc., 3.60%, 5/21/18	3,000,000	3,026,850
Ally Financial, Inc., 4.625%, 3/30/25	3,650,000	3,841,625
Banco Santander SA, 3.50%, 4/11/22	5,400,000	5,534,416
BNP Paribas SA, 4.375%, 9/28/25(1)	3,950,000	4,104,323
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	9,590,000	9,787,782
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,648,480
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	17,331,000	17,503,220
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,500,000	2,730,214

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	$12,700,000	$12,759,792
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	10,120,000	10,871,498
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	6,320,000	7,096,415
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,796,554
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	5,240,000	5,470,240
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,280,000	6,303,126
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,500,000	1,720,195
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	5,070,000	5,684,422
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(9)	3,000,000	3,006,234
HSBC Holdings plc, 2.95%, 5/25/21	8,000,000	8,126,802
HSBC Holdings plc, 4.30%, 3/8/26	4,980,000	5,354,506
HSBC Holdings plc, 4.375%, 11/23/26	6,200,000	6,476,022
HSBC Holdings plc, VRN, 3.26%, 3/13/22(9)	4,900,000	5,003,011
Morgan Stanley, 2.75%, 5/19/22	5,110,000	5,132,580
Morgan Stanley, 4.375%, 1/22/47	1,650,000	1,759,911
Morgan Stanley, MTN, 5.625%, 9/23/19	14,340,000	15,321,203
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	10,189,702
Morgan Stanley, MTN, 4.00%, 7/23/25	14,830,000	15,644,850
Morgan Stanley, VRN, 3.97%, 7/22/37(9)	1,880,000	1,906,603
S&P Global, Inc., 3.30%, 8/14/20	1,710,000	1,754,996
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	8,350,889
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	2,930,000	3,084,111
		198,990,572
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 2.30%, 3/11/19	5,939,000	5,977,165
AT&T, Inc., 5.00%, 3/1/21	2,340,000	2,528,070
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,309,955
AT&T, Inc., 3.60%, 2/17/23	3,400,000	3,501,233
AT&T, Inc., 3.40%, 5/15/25	12,480,000	12,300,741
AT&T, Inc., 3.90%, 8/14/27	10,500,000	10,533,236
AT&T, Inc., 6.55%, 2/15/39	4,493,000	5,434,470
AT&T, Inc., 4.75%, 5/15/46	4,220,000	4,078,665
AT&T, Inc., 5.45%, 3/1/47	3,360,000	3,565,549
AT&T, Inc., 5.15%, 2/14/50	3,000,000	3,034,813
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,103,626
CenturyLink, Inc., 6.15%, 9/15/19	3,300,000	3,473,250
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(1)	10,010,000	10,027,033
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	5,450,000	5,522,252
Frontier Communications Corp., 8.50%, 4/15/20	1,336,000	1,299,260
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	10,000,000	10,094,770
Orange SA, 4.125%, 9/14/21	2,200,000	2,350,179
Orange SA, 5.50%, 2/6/44	1,570,000	1,894,647
Telefonica Emisiones SAU, 5.46%, 2/16/21	4,410,000	4,834,429
Telefonica Emisiones SAU, 4.10%, 3/8/27	3,100,000	3,212,217
Telefonica Emisiones SAU, 5.21%, 3/8/47	1,920,000	2,120,100
Verizon Communications, Inc., 2.625%, 8/15/26	5,460,000	5,123,212
Verizon Communications, Inc., 4.125%, 3/16/27	5,000,000	5,228,160

	Principal Amount	Value
Verizon Communications, Inc., 4.75%, 11/1/41	$1,890,000	$1,912,844
Verizon Communications, Inc., 4.86%, 8/21/46	5,345,000	5,460,565
Verizon Communications, Inc., 5.01%, 8/21/54	2,984,000	3,008,504
		125,928,945
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(1)	1,920,000	1,917,369
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	770,000	650,650
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,402,613
		4,053,263
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,157,045
American Tower Corp., 3.375%, 10/15/26	4,920,000	4,870,656
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	1,750,000	1,769,032
Boston Properties LP, 3.65%, 2/1/26	3,230,000	3,297,225
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,589,737
Crown Castle International Corp., 4.45%, 2/15/26	3,630,000	3,849,027
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	3,100,000	3,270,500
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,229,207
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,732,835
Hospitality Properties Trust, 4.65%, 3/15/24	2,850,000	2,986,104
Hudson Pacific Properties LP, 3.95%, 11/1/27(3)	3,420,000	3,412,722
Kilroy Realty LP, 3.80%, 1/15/23	3,750,000	3,865,916
Kilroy Realty LP, 4.375%, 10/1/25	1,610,000	1,693,833
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,675,008
Simon Property Group LP, 3.25%, 11/30/26	2,740,000	2,729,662
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,711,490
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,747,073
Welltower, Inc., 3.75%, 3/15/23	4,490,000	4,677,682
		58,264,754
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,621,872
CVS Health Corp., 5.125%, 7/20/45	3,840,000	4,430,853
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,395,103
Kroger Co. (The), 3.70%, 8/1/27	2,450,000	2,428,807
Kroger Co. (The), 3.875%, 10/15/46	2,680,000	2,339,720
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	9,400,000	9,331,558
Sysco Corp., 3.30%, 7/15/26	1,600,000	1,616,046
Target Corp., 2.50%, 4/15/26	5,290,000	5,078,174
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	6,758,706
		44,000,839
Food Products — 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25	4,890,000	5,042,940
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,100,000	2,307,783
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,120,000	1,102,015
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	4,280,000	4,483,300
		12,936,038

	Principal Amount	Value
Gas Utilities — 1.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$1,000,000	$1,057,500
Boardwalk Pipelines LP, 4.45%, 7/15/27	1,880,000	1,917,169
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,531,629
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,075,706
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,768,807
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	2,149,526
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,398,250
Energy Transfer LP, 3.60%, 2/1/23	3,530,000	3,592,884
Energy Transfer LP, 4.90%, 3/15/35	3,470,000	3,456,641
Energy Transfer LP, 6.50%, 2/1/42	1,880,000	2,132,840
Enterprise Products Operating LLC, 5.20%, 9/1/20	7,370,000	7,999,811
Enterprise Products Operating LLC, 4.85%, 3/15/44	7,480,000	8,057,052
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18(9)	2,500,000	2,537,500
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,675,308
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,276,324
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	4,856,281
Kinder Morgan, Inc., 5.55%, 6/1/45	2,260,000	2,445,144
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	2,881,082
MPLX LP, 4.875%, 6/1/25	6,860,000	7,365,200
MPLX LP, 5.20%, 3/1/47	1,000,000	1,050,389
ONEOK, Inc., 4.00%, 7/13/27	3,830,000	3,883,493
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,088,505
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	11,040,000	12,192,826
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,802,646
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	2,570,000	2,553,315
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,650,000
Williams Partners LP, 4.125%, 11/15/20	5,003,000	5,241,041
Williams Partners LP, 5.10%, 9/15/45	3,660,000	3,859,348
		105,496,217
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 2.00%, 9/15/18	1,560,000	1,564,360
Abbott Laboratories, 3.75%, 11/30/26	9,840,000	10,111,806
Becton Dickinson and Co., 3.73%, 12/15/24	5,961,000	6,096,153
Becton Dickinson and Co., 3.70%, 6/6/27	2,340,000	2,363,017
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,929,121
Medtronic, Inc., 3.50%, 3/15/25	7,590,000	7,920,693
Medtronic, Inc., 4.375%, 3/15/35	5,050,000	5,566,852
Stryker Corp., 3.50%, 3/15/26	2,250,000	2,313,493
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,232,228
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,940,638
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,920,000	2,276,578
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,101,648
		47,416,587
Health Care Providers and Services — 0.9%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,553,800

	Principal Amount	Value
Cardinal Health, Inc., 1.95%, 6/14/19	$8,890,000	$8,901,829
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,157,152
Express Scripts Holding Co., 3.40%, 3/1/27	2,580,000	2,547,444
HCA, Inc., 3.75%, 3/15/19	5,910,000	6,050,362
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,037,500
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	1,884,599
Kaiser Foundation Hospitals, 4.15%, 5/1/47	1,570,000	1,685,208
Mylan NV, 3.95%, 6/15/26	2,200,000	2,242,976
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,197,025
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,286,866
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	3,077,000	3,050,076
UnitedHealth Group, Inc., 2.875%, 12/15/21	5,210,000	5,346,145
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,154,320
UnitedHealth Group, Inc., 3.75%, 7/15/25	3,920,000	4,162,656
UnitedHealth Group, Inc., 4.75%, 7/15/45	2,880,000	3,339,497
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,838,750
		57,436,205
Hotels, Restaurants and Leisure — 0.3%
Aramark Services, Inc., 5.00%, 4/1/25(1)	1,860,000	1,994,850
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	3,950,000	4,038,875
International Game Technology plc, 6.25%, 2/15/22(1)	3,100,000	3,442,550
McDonald's Corp., MTN, 3.375%, 5/26/25	3,480,000	3,576,523
McDonald's Corp., MTN, 4.70%, 12/9/35	2,270,000	2,509,023
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	2,500,000	2,773,455
		18,335,276
Household Durables — 0.5%
D.R. Horton, Inc., 3.625%, 2/15/18	3,770,000	3,777,117
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,298,563
Lennar Corp., 4.75%, 12/15/17	3,030,000	3,037,575
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,475,063
Lennar Corp., 4.50%, 4/30/24	2,700,000	2,787,156
M.D.C. Holdings, Inc., 5.50%, 1/15/24	2,000,000	2,164,400
Newell Brands, Inc., 4.20%, 4/1/26	4,900,000	5,163,358
Newell Brands, Inc., 5.50%, 4/1/46	3,600,000	4,265,562
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,852,525
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,460,000	1,498,325
		31,319,644
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	2,080,000	2,169,844
General Electric Co., 4.125%, 10/9/42	4,540,000	4,797,831
General Electric Co., MTN, 4.375%, 9/16/20	3,745,000	4,011,919
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	2,330,000	2,406,968
		13,386,562
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,670,000	6,827,217
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,824,063

	Principal Amount	Value
American International Group, Inc., 4.125%, 2/15/24	$10,080,000	$10,716,106
American International Group, Inc., 4.50%, 7/16/44	2,150,000	2,264,963
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	4,800,000	4,962,887
Berkshire Hathaway, Inc., 2.75%, 3/15/23	3,870,000	3,930,232
Berkshire Hathaway, Inc., 4.50%, 2/11/43	3,160,000	3,538,314
Chubb INA Holdings, Inc., 3.15%, 3/15/25	3,950,000	4,016,092
Chubb INA Holdings, Inc., 3.35%, 5/3/26	2,660,000	2,729,000
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,493,167
International Lease Finance Corp., 6.25%, 5/15/19	1,670,000	1,775,534
Markel Corp., 4.90%, 7/1/22	4,070,000	4,446,707
Markel Corp., 3.625%, 3/30/23	1,000,000	1,029,824
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,208,037
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,596,526
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,925,592
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,086,793
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,567,174
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	3,740,000	4,566,520
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,926,812
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,646,199
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,287,875
		75,365,634
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,900,000	3,934,258
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	7,266,175
Amazon.com, Inc., 3.15%, 8/22/27(1)	8,200,000	8,248,557
Amazon.com, Inc., 3.875%, 8/22/37(1)	1,890,000	1,916,201
eBay, Inc., 2.15%, 6/5/20	2,950,000	2,958,037
		24,323,228
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	8,050,000	7,825,507
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	4,230,000	4,386,816
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	3,370,000	3,569,550
		15,781,873
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	7,500,000	7,479,615
John Deere Capital Corp., MTN, 1.95%, 6/22/20	3,190,000	3,193,911
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,237,887
		14,911,413
Media — 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,400,000	1,444,322
21st Century Fox America, Inc., 6.90%, 8/15/39	1,840,000	2,490,092
21st Century Fox America, Inc., 4.75%, 9/15/44	920,000	984,606
21st Century Fox America, Inc., 4.75%, 11/15/46	2,000,000	2,139,343
CBS Corp., 3.50%, 1/15/25	3,310,000	3,371,792
CBS Corp., 4.85%, 7/1/42	1,240,000	1,313,950
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	15,110,000	16,172,911

	Principal Amount	Value
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	$2,780,000	$3,278,414
Comcast Corp., 3.15%, 3/1/26	5,060,000	5,060,764
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,247,406
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,244,686
Comcast Corp., 4.75%, 3/1/44	4,540,000	5,084,171
Discovery Communications LLC, 5.625%, 8/15/19	1,716,000	1,820,336
Discovery Communications LLC, 3.95%, 3/20/28	9,650,000	9,643,908
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	4,900,000	4,961,250
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,860,000	3,008,462
Lamar Media Corp., 5.375%, 1/15/24	3,570,000	3,775,275
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	4,983,977
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,680,000	2,783,850
Omnicom Group, Inc., 3.60%, 4/15/26	5,520,000	5,572,488
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,572,375
Time Warner Cable LLC, 6.75%, 7/1/18	1,830,000	1,895,255
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	1,062,100
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,682,749
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,579,883
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,526,749
Time Warner, Inc., 3.80%, 2/15/27	2,500,000	2,505,189
Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,642,456
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,676,881
Viacom, Inc., 4.25%, 9/1/23	4,100,000	4,216,844
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	4,000,000	4,180,000
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	1,570,000	1,445,298
		118,367,782
Metals and Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	1,710,000	2,079,758
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	2,560,000	2,767,154
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,542,518
Steel Dynamics, Inc., 4.125%, 9/15/25(1)	4,370,000	4,416,409
Steel Dynamics, Inc., 5.00%, 12/15/26	2,000,000	2,140,000
Vale Overseas Ltd., 6.25%, 8/10/26	4,414,000	5,031,960
		17,977,799
Multi-Utilities — 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	3,017,438
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	4,039,837
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	4,617,004
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	2,094,123
Dominion Energy, Inc., 6.40%, 6/15/18	4,350,000	4,488,543
Dominion Energy, Inc., 2.75%, 9/15/22	1,690,000	1,697,344
Dominion Energy, Inc., 3.625%, 12/1/24	4,810,000	4,980,561
Dominion Energy, Inc., 4.90%, 8/1/41	3,920,000	4,363,560
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,797,885
Duke Energy Corp., 2.65%, 9/1/26	4,520,000	4,329,193
Duke Energy Corp., 3.15%, 8/15/27	1,000,000	992,995
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,778,694

	Principal Amount	Value
Duke Energy Florida LLC, 3.85%, 11/15/42	$2,670,000	$2,711,529
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	2,030,341
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,261,533
Exelon Corp., 5.15%, 12/1/20	2,700,000	2,918,300
Exelon Corp., 4.45%, 4/15/46	3,462,000	3,638,067
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,543,609
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,445,976
FirstEnergy Corp., 4.85%, 7/15/47	1,780,000	1,874,362
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,327,423
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,672,067
MidAmerican Energy Co., 4.40%, 10/15/44	4,100,000	4,516,163
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	6,860,000	7,049,585
NiSource Finance Corp., 5.65%, 2/1/45	2,680,000	3,261,828
Pacific Gas & Electric Co., 4.00%, 12/1/46	4,845,000	5,088,043
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,788,017
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,743,213
Sempra Energy, 2.875%, 10/1/22	2,720,000	2,731,465
Sempra Energy, 3.25%, 6/15/27	3,700,000	3,659,957
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	2,079,292
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,200,229
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	1,873,977
Xcel Energy, Inc., 3.35%, 12/1/26	1,680,000	1,704,266
		100,316,419
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,859,441
Oil, Gas and Consumable Fuels — 2.4%
Anadarko Petroleum Corp., 5.55%, 3/15/26	3,210,000	3,584,812
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,873,170
Antero Resources Corp., 5.00%, 3/1/25	3,860,000	3,937,200
Apache Corp., 4.75%, 4/15/43	2,270,000	2,289,722
BP Capital Markets plc, 2.75%, 5/10/23	4,880,000	4,898,438
Cenovus Energy, Inc., 4.25%, 4/15/27(1)	3,000,000	2,978,983
Chevron Corp., 2.10%, 5/16/21	5,770,000	5,774,508
Cimarex Energy Co., 4.375%, 6/1/24	4,480,000	4,744,497
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21	8,975,000	9,448,539
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,131,782
Concho Resources, Inc., 4.375%, 1/15/25	3,300,000	3,481,500
Concho Resources, Inc., 4.875%, 10/1/47	1,040,000	1,086,530
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,461,274
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,197,125
Encana Corp., 6.50%, 2/1/38	4,600,000	5,458,835
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,519,036
Exxon Mobil Corp., 2.71%, 3/6/25	6,230,000	6,259,152
Exxon Mobil Corp., 3.04%, 3/1/26	3,870,000	3,946,705
Hess Corp., 6.00%, 1/15/40	2,990,000	3,133,564
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,370,717
Marathon Oil Corp., 5.20%, 6/1/45	1,700,000	1,717,301

	Principal Amount	Value
Newfield Exploration Co., 5.75%, 1/30/22	$5,150,000	$5,523,375
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,300,873
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,877,200
Petroleos Mexicanos, 3.50%, 7/23/20	10,000,000	10,235,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,270,700
Petroleos Mexicanos, 4.625%, 9/21/23	7,200,000	7,454,880
Petroleos Mexicanos, 4.875%, 1/18/24	5,800,000	6,029,100
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,634,575
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,844,480
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,720,850
Petronas Capital Ltd., 5.25%, 8/12/19	6,254,000	6,605,368
Phillips 66, 4.30%, 4/1/22	6,020,000	6,470,714
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,109,820
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,213,350
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,706,375
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,729,449
Sinopec Group Overseas Development 2016 Ltd., 1.75%, 9/29/19	2,600,000	2,572,456
Statoil ASA, 2.45%, 1/17/23	4,370,000	4,363,775
Statoil ASA, 3.95%, 5/15/43	2,060,000	2,069,541
Suncor Energy, Inc., 6.50%, 6/15/38	1,290,000	1,681,405
		154,706,676
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,775,000	5,236,899
International Paper Co., 4.40%, 8/15/47	3,640,000	3,694,896
		8,931,795
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.70%, 5/14/45	2,325,000	2,543,115
Actavis, Inc., 3.25%, 10/1/22	6,880,000	7,065,334
Allergan Funding SCS, 3.85%, 6/15/24	4,150,000	4,334,186
Allergan Funding SCS, 4.55%, 3/15/35	3,840,000	4,107,391
Baxalta, Inc., 4.00%, 6/23/25	3,520,000	3,697,214
Forest Laboratories LLC, 4.875%, 2/15/21(1)	1,567,000	1,683,701
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	10,610,000	10,580,172
Zoetis, Inc., 3.00%, 9/12/27	1,880,000	1,854,491
		35,865,604
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,446,329
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,507,034
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,682,238
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,570,000	3,794,807
CSX Corp., 3.40%, 8/1/24	2,840,000	2,916,032
CSX Corp., 3.25%, 6/1/27	5,890,000	5,896,998
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,611,757
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,067,466
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,914,783
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,756,078
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,785,975

	Principal Amount	Value
Union Pacific Corp., 4.05%, 11/15/45	$1,600,000	$1,674,737
		35,054,234
Semiconductors and Semiconductor Equipment — 0.4%
Intel Corp., 3.15%, 5/11/27	3,730,000	3,789,813
Lam Research Corp., 2.80%, 6/15/21	6,120,000	6,208,222
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	3,550,000	3,723,062
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	3,950,000	4,127,750
QUALCOMM, Inc., 3.25%, 5/20/27	3,370,000	3,401,422
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	3,000,000	3,300,000
		24,550,269
Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	3,500,000	3,482,643
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,416,221
Microsoft Corp., 3.125%, 11/3/25	4,150,000	4,281,451
Microsoft Corp., 3.30%, 2/6/27	5,000,000	5,188,596
Microsoft Corp., 3.45%, 8/8/36	4,140,000	4,176,331
Microsoft Corp., 4.25%, 2/6/47	5,060,000	5,605,156
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,266,045
Oracle Corp., 2.65%, 7/15/26	9,200,000	9,026,011
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,615,632
Oracle Corp., 4.00%, 7/15/46	2,560,000	2,653,983
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	3,500,000	3,718,750
		53,430,819
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	2,540,000	2,619,375
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,186,623
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,282,044
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,909,634
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	2,807,439
Lowe's Cos., Inc., 3.10%, 5/3/27	3,580,000	3,562,602
Lowe's Cos., Inc., 4.05%, 5/3/47	1,680,000	1,729,407
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,598,525
		28,695,649
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	5,520,000	5,673,830
Apple, Inc., 3.00%, 2/9/24	1,720,000	1,763,383
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,467,295
Apple, Inc., 2.90%, 9/12/27	9,570,000	9,498,125
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	14,050,000	15,623,769
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	3,245,328
Seagate HDD Cayman, 4.75%, 1/1/25	950,000	925,093
		44,196,823
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	2,920,000	2,993,000
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	2,750,000	2,809,242
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,579,759

	Principal Amount	Value
Sprint Communications, Inc., 9.00%, 11/15/18(1)	$1,335,000	$1,435,125
		6,014,884
TOTAL CORPORATE BONDS (Cost $2,152,952,334)		2,210,237,340
U.S. TREASURY SECURITIES — 27.9%
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	27,034,814
U.S. Treasury Bonds, 4.625%, 2/15/40	9,250,000	12,171,338
U.S. Treasury Bonds, 4.375%, 5/15/41	6,500,000	8,310,859
U.S. Treasury Bonds, 3.125%, 11/15/41	29,000,000	30,671,465
U.S. Treasury Bonds, 3.125%, 2/15/42	55,000,000	58,150,684
U.S. Treasury Bonds, 3.00%, 5/15/42	71,000,000	73,419,824
U.S. Treasury Bonds, 2.75%, 11/15/42	22,000,000	21,708,672
U.S. Treasury Bonds, 2.875%, 5/15/43	46,100,000	46,450,252
U.S. Treasury Bonds, 3.75%, 11/15/43	2,350,000	2,753,264
U.S. Treasury Bonds, 3.125%, 8/15/44	30,850,000	32,531,084
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	19,209,864
U.S. Treasury Bonds, 2.50%, 2/15/45	62,900,000	58,644,422
U.S. Treasury Bonds, 3.00%, 5/15/45	17,000,000	17,497,383
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	41,960,553
U.S. Treasury Notes, 1.00%, 2/15/18	13,200,000	13,191,669
U.S. Treasury Notes, 1.00%, 3/15/18(4)	151,750,000	151,614,228
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	77,796,985
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	7,760,903
U.S. Treasury Notes, 1.00%, 5/31/18	20,640,000	20,604,928
U.S. Treasury Notes, 1.375%, 6/30/18	145,360,000	145,456,528
U.S. Treasury Notes, 1.375%, 7/31/18	29,000,000	29,011,328
U.S. Treasury Notes, 1.375%, 3/31/20	31,900,000	31,751,092
U.S. Treasury Notes, 1.375%, 4/30/20	3,000,000	2,984,883
U.S. Treasury Notes, 1.50%, 5/15/20	36,250,000	36,174,951
U.S. Treasury Notes, 1.50%, 5/31/20	218,000,000	217,510,352
U.S. Treasury Notes, 1.625%, 6/30/20	83,500,000	83,565,234
U.S. Treasury Notes, 1.375%, 9/30/20	33,500,000	33,249,404
U.S. Treasury Notes, 2.125%, 1/31/21	25,000,000	25,346,192
U.S. Treasury Notes, 2.25%, 4/30/21	68,050,000	69,246,191
U.S. Treasury Notes, 1.125%, 8/31/21	125,000,000	121,809,082
U.S. Treasury Notes, 2.00%, 10/31/21	57,080,000	57,481,344
U.S. Treasury Notes, 2.00%, 12/31/21	32,000,000	32,191,875
U.S. Treasury Notes, 1.875%, 1/31/22	147,000,000	147,043,067
U.S. Treasury Notes, 1.875%, 4/30/22	31,000,000	30,965,488
U.S. Treasury Notes, 1.25%, 7/31/23	1,150,000	1,099,777
U.S. Treasury Notes, 2.25%, 11/15/25	350,000	349,897
TOTAL U.S. TREASURY SECURITIES (Cost $1,778,140,321)		1,786,719,876

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 25.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 3.3%
FHLMC, VRN, 1.79%, 10/15/17	1,913,519	1,976,205
FHLMC, VRN, 1.85%, 10/15/17	3,403,592	3,516,584
FHLMC, VRN, 1.91%, 10/15/17	2,735,041	2,818,539
FHLMC, VRN, 2.01%, 10/15/17	2,451,956	2,539,079
FHLMC, VRN, 2.07%, 10/15/17	4,325,348	4,384,195

	Principal Amount	Value
FHLMC, VRN, 2.32%, 10/15/17	$8,199,807	$8,273,360
FHLMC, VRN, 2.37%, 10/15/17	4,313,788	4,375,007
FHLMC, VRN, 2.48%, 10/15/17	5,668,315	5,815,177
FHLMC, VRN, 2.59%, 10/15/17	7,400,512	7,524,837
FHLMC, VRN, 2.86%, 10/15/17	4,781,545	4,873,397
FHLMC, VRN, 3.07%, 10/15/17	6,745,848	7,113,309
FHLMC, VRN, 3.09%, 10/15/17	19,821,234	20,377,299
FHLMC, VRN, 3.10%, 10/15/17	576,112	607,924
FHLMC, VRN, 3.21%, 10/15/17	3,204,907	3,304,028
FHLMC, VRN, 3.49%, 10/15/17	1,393,439	1,459,503
FHLMC, VRN, 3.55%, 10/15/17	2,799,532	2,941,214
FHLMC, VRN, 3.63%, 10/15/17	922,020	971,281
FHLMC, VRN, 3.63%, 10/15/17	516,872	543,525
FHLMC, VRN, 3.66%, 10/15/17	2,801,001	2,915,574
FHLMC, VRN, 3.76%, 10/15/17	1,369,034	1,422,738
FHLMC, VRN, 4.06%, 10/15/17	1,853,127	1,922,928
FHLMC, VRN, 4.27%, 10/15/17	2,038,658	2,131,204
FNMA, VRN, 2.29%, 10/25/17	1,696,164	1,751,861
FNMA, VRN, 2.36%, 10/25/17	2,330,607	2,365,331
FNMA, VRN, 2.62%, 10/25/17	10,888,922	11,066,913
FNMA, VRN, 2.71%, 10/25/17	4,301,660	4,395,765
FNMA, VRN, 2.83%, 10/25/17	8,201,217	8,452,352
FNMA, VRN, 2.93%, 10/25/17	12,547,051	12,883,891
FNMA, VRN, 2.94%, 10/25/17	2,824,704	2,926,743
FNMA, VRN, 2.94%, 10/25/17	4,858,498	5,036,311
FNMA, VRN, 2.94%, 10/25/17	1,659,532	1,721,608
FNMA, VRN, 2.94%, 10/25/17	3,802,327	3,944,161
FNMA, VRN, 2.96%, 10/25/17	5,660,644	5,862,992
FNMA, VRN, 3.11%, 10/25/17	1,171,838	1,223,019
FNMA, VRN, 3.18%, 10/25/17	9,844,409	10,100,760
FNMA, VRN, 3.20%, 10/25/17	14,367,465	14,711,432
FNMA, VRN, 3.21%, 10/25/17	14,084,408	14,424,726
FNMA, VRN, 3.26%, 10/25/17	12,557,675	13,006,617
FNMA, VRN, 3.31%, 10/25/17	553,676	583,256
FNMA, VRN, 3.32%, 10/25/17	749,919	782,911
FNMA, VRN, 3.33%, 10/25/17	973,996	1,010,189
FNMA, VRN, 3.53%, 10/25/17	2,145,386	2,235,566
FNMA, VRN, 3.93%, 10/25/17	3,461,400	3,588,813
		213,882,124
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.1%
FHLMC, 5.00%, 11/1/17	2,540	2,606
FHLMC, 4.50%, 1/1/19	3,045	3,115
FHLMC, 5.00%, 1/1/21	602,675	628,456
FHLMC, 5.00%, 4/1/21	124,088	128,986
FHLMC, 7.00%, 9/1/27	2,266	2,548
FHLMC, 6.50%, 1/1/28	3,534	3,934
FHLMC, 7.00%, 2/1/28	547	608

	Principal Amount	Value
FHLMC, 6.50%, 3/1/29	$21,318	$23,887
FHLMC, 6.50%, 6/1/29	21,825	24,208
FHLMC, 7.00%, 8/1/29	2,175	2,359
FHLMC, 5.00%, 4/1/31	3,070,575	3,344,098
FHLMC, 5.00%, 5/1/31	4,117,736	4,498,596
FHLMC, 6.50%, 5/1/31	13,644	15,130
FHLMC, 6.50%, 6/1/31	630	699
FHLMC, 6.50%, 6/1/31	625	694
FHLMC, 6.50%, 6/1/31	1,526	1,691
FHLMC, 5.50%, 12/1/33	253,455	285,884
FHLMC, 6.00%, 9/1/35	3,985,854	4,524,102
FHLMC, 5.50%, 12/1/37	252,278	280,849
FHLMC, 5.50%, 1/1/38	509,237	568,062
FHLMC, 6.00%, 2/1/38	2,116,237	2,406,249
FHLMC, 5.50%, 4/1/38	657,012	732,242
FHLMC, 6.00%, 8/1/38	161,875	183,301
FHLMC, 3.00%, 2/1/43	18,782,540	18,958,910
FHLMC, 6.50%, 7/1/47	16,561	17,755
FNMA, 3.00%, 10/12/17(6)	159,500,000	159,948,599
FNMA, 3.50%, 10/12/17(6)	171,040,000	176,271,416
FNMA, 4.00%, 10/12/17(6)	172,175,000	181,227,640
FNMA, 4.50%, 10/12/17(6)	83,570,000	89,684,320
FNMA, 5.00%, 6/1/18	116,663	119,418
FNMA, 4.50%, 5/1/19	78,114	79,928
FNMA, 6.50%, 1/1/26	14,305	15,861
FNMA, 7.00%, 12/1/27	3,062	3,327
FNMA, 7.50%, 4/1/28	18,523	20,440
FNMA, 7.00%, 5/1/28	17,599	18,220
FNMA, 7.00%, 6/1/28	296	303
FNMA, 6.50%, 1/1/29	3,265	3,712
FNMA, 6.50%, 4/1/29	11,898	13,193
FNMA, 7.00%, 7/1/29	2,344	2,391
FNMA, 7.50%, 7/1/29	30,100	33,409
FNMA, 7.50%, 9/1/30	7,461	8,887
FNMA, 5.00%, 6/1/31	3,085,989	3,371,295
FNMA, 5.00%, 7/1/31	5,721,506	6,250,031
FNMA, 7.00%, 9/1/31	47,952	52,543
FNMA, 6.50%, 1/1/32	8,570	9,503
FNMA, 6.50%, 8/1/32	50,195	57,090
FNMA, 6.50%, 8/1/32	4,084	4,527
FNMA, 5.50%, 2/1/33	2,518,806	2,816,125
FNMA, 5.00%, 6/1/33	2,624,600	2,893,033
FNMA, 5.50%, 6/1/33	141,807	158,812
FNMA, 5.50%, 7/1/33	865,987	969,465
FNMA, 5.00%, 8/1/33	329,876	361,654
FNMA, 5.50%, 8/1/33	314,429	352,482
FNMA, 5.50%, 9/1/33	428,986	483,073

	Principal Amount	Value
FNMA, 5.00%, 11/1/33	$1,657,736	$1,827,379
FNMA, 6.00%, 12/1/33	1,329,899	1,516,303
FNMA, 5.50%, 1/1/34	452,880	507,686
FNMA, 5.50%, 2/1/34	1,512,933	1,694,295
FNMA, 5.00%, 3/1/34	963,932	1,062,544
FNMA, 4.50%, 1/1/35	7,672,685	8,274,000
FNMA, 5.00%, 4/1/35	2,317,557	2,554,596
FNMA, 5.00%, 6/1/35	1,714,130	1,889,676
FNMA, 5.00%, 7/1/35	3,284,258	3,620,315
FNMA, 5.00%, 8/1/35	107,452	118,371
FNMA, 4.50%, 9/1/35	385,802	415,837
FNMA, 5.00%, 10/1/35	836,036	922,421
FNMA, 5.50%, 12/1/35	4,780,644	5,361,302
FNMA, 5.00%, 2/1/36	582,906	642,645
FNMA, 5.50%, 4/1/36	629,318	705,260
FNMA, 5.50%, 5/1/36	1,260,427	1,411,361
FNMA, 5.50%, 7/1/36	220,563	245,358
FNMA, 5.50%, 2/1/37	162,897	182,186
FNMA, 5.50%, 5/1/37	269,410	299,524
FNMA, 6.00%, 8/1/37	406,907	460,833
FNMA, 6.50%, 8/1/37	262,559	293,715
FNMA, 6.00%, 9/1/37	1,967,814	2,238,016
FNMA, 6.00%, 11/1/37	2,558,154	2,902,897
FNMA, 5.50%, 12/1/37	1,446,308	1,615,715
FNMA, 5.50%, 2/1/38	282,618	314,721
FNMA, 5.50%, 6/1/38	615,005	681,517
FNMA, 6.00%, 9/1/38	130,581	136,568
FNMA, 5.50%, 12/1/38	1,421,518	1,581,166
FNMA, 5.00%, 1/1/39	853,114	945,297
FNMA, 5.50%, 1/1/39	6,392,899	7,146,032
FNMA, 4.50%, 2/1/39	1,628,983	1,752,573
FNMA, 5.00%, 2/1/39	3,340,776	3,703,525
FNMA, 4.50%, 4/1/39	2,877,638	3,141,690
FNMA, 4.50%, 5/1/39	7,323,089	7,994,822
FNMA, 6.50%, 5/1/39	1,628,317	1,912,804
FNMA, 5.00%, 8/1/39	3,486,566	3,868,177
FNMA, 4.50%, 10/1/39	12,203,068	13,323,141
FNMA, 4.00%, 10/1/40	12,597,740	13,489,940
FNMA, 4.50%, 11/1/40	10,389,294	11,312,390
FNMA, 4.00%, 8/1/41	12,219,088	13,037,099
FNMA, 4.50%, 9/1/41	6,782,772	7,331,780
FNMA, 3.50%, 10/1/41	14,309,884	14,818,463
FNMA, 5.00%, 1/1/42	5,445,809	5,949,029
FNMA, 3.50%, 2/1/42	8,877,099	9,192,290
FNMA, 3.50%, 6/1/42	28,092,804	29,137,625
FNMA, 3.50%, 8/1/42	2,505,947	2,593,363
FNMA, 3.50%, 8/1/42	10,281,494	10,643,329

	Principal Amount	Value
FNMA, 3.50%, 8/1/43	$8,709,879	$8,985,107
FNMA, 3.50%, 5/1/45	15,206,437	15,732,985
FNMA, 3.50%, 11/1/45	19,547,859	20,165,053
FNMA, 3.50%, 11/1/45	19,446,746	20,060,748
FNMA, 4.00%, 11/1/45	22,463,635	23,663,106
FNMA, 4.00%, 11/1/45	6,874,278	7,240,334
FNMA, 3.50%, 2/1/46	21,447,346	22,191,948
FNMA, 4.00%, 2/1/46	18,393,802	19,373,823
FNMA, 3.50%, 3/1/46	20,858,832	21,517,419
FNMA, 4.00%, 4/1/46	25,375,386	26,734,837
FNMA, 3.50%, 5/1/46	21,732,799	22,418,980
FNMA, 6.50%, 8/1/47	32,110	34,628
FNMA, 6.50%, 9/1/47	37,729	40,522
FNMA, 6.50%, 9/1/47	2,760	2,974
FNMA, 6.50%, 9/1/47	54,514	58,634
FNMA, 6.50%, 9/1/47	14,542	15,604
GNMA, 2.50%, 10/23/17(6)	15,300,000	14,994,357
GNMA, 3.00%, 10/23/17(6)	40,000,000	40,546,877
GNMA, 3.50%, 10/23/17(6)	114,000,000	118,488,753
GNMA, 4.00%, 10/23/17(6)	32,000,000	33,696,251
GNMA, 7.00%, 11/15/22	6,644	7,009
GNMA, 7.00%, 4/20/26	2,369	2,715
GNMA, 7.50%, 8/15/26	4,633	5,280
GNMA, 8.00%, 8/15/26	2,233	2,481
GNMA, 7.50%, 5/15/27	3,842	4,066
GNMA, 8.00%, 6/15/27	9,796	10,058
GNMA, 7.50%, 11/15/27	1,582	1,618
GNMA, 7.00%, 2/15/28	2,705	2,713
GNMA, 7.50%, 2/15/28	2,300	2,320
GNMA, 6.50%, 3/15/28	9,711	10,720
GNMA, 7.00%, 4/15/28	1,565	1,569
GNMA, 6.50%, 5/15/28	133	146
GNMA, 6.50%, 5/15/28	26,277	29,017
GNMA, 7.00%, 12/15/28	2,863	2,871
GNMA, 7.00%, 5/15/31	23,183	27,054
GNMA, 4.50%, 8/15/33	1,357,507	1,465,244
GNMA, 6.00%, 9/20/38	845,535	949,007
GNMA, 5.50%, 11/15/38	2,396,561	2,740,749
GNMA, 5.50%, 11/15/38	908,268	1,038,706
GNMA, 6.00%, 1/20/39	252,211	286,096
GNMA, 5.00%, 3/20/39	1,720,161	1,880,876
GNMA, 4.50%, 4/15/39	2,088,770	2,240,475
GNMA, 4.50%, 11/15/39	16,143,724	17,553,679
GNMA, 4.50%, 1/15/40	1,270,385	1,364,246
GNMA, 4.00%, 7/15/40	2,291,223	2,428,562
GNMA, 4.00%, 11/20/40	21,739,825	23,018,479
GNMA, 4.50%, 12/15/40	5,235,757	5,715,238

	Principal Amount	Value
GNMA, 4.50%, 7/20/41	$8,309,839	$8,937,846
GNMA, 3.50%, 6/20/42	7,794,063	8,155,163
GNMA, 3.50%, 7/20/42	11,942,666	12,485,019
GNMA, 2.50%, 7/20/46	23,145,316	22,709,145
GNMA, 2.50%, 8/20/46	14,393,526	14,122,532
		1,409,802,881
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,623,177,472)		1,623,685,005
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 8.6%
Private Sponsor Collateralized Mortgage Obligations — 4.9%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.33%, 10/2/17(2)	2,646,352	2,667,683
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 10/2/17(1)(2)	7,416,101	7,544,327
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/2/17(1)(2)	11,003,763	11,240,442
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/2/17(1)(2)	16,280,934	16,665,464
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/2/17(1)(2)	12,252,485	12,629,632
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.84%, 10/2/17(2)	1,849,759	1,846,189
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/2/17(2)	2,688,679	2,696,011
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.60%, 10/2/17(2)	2,434,469	2,379,372
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	891,116	924,244
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.31%, 10/2/17(2)	3,014,606	2,939,091
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.01%, 10/2/17(2)	8,646,463	8,573,144
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(2)	1,128,516	1,121,658
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,774,399	1,812,460
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	650,076	659,676
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	81,718	79,562
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.50%, 10/2/17(2)	1,058,146	1,066,455
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/2/17(1)(2)	10,368,367	10,626,202
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.30%, 10/2/17(2)	6,341,240	6,347,566
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 10/2/17(2)	1,809,843	1,793,242
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.21%, 10/2/17(2)	2,436,078	2,415,592
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.56%, 10/2/17(2)	2,933,623	2,962,808
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.37%, 10/2/17(2)	3,873,306	3,902,577
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(2)	8,033,478	8,210,935

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.25%, 10/2/17(2)	$6,419,820	$6,468,442
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 10/2/17(2)	2,827,591	2,861,585
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.46%, 10/2/17(2)	1,524,996	1,530,426
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.66%, 10/2/17(2)	2,356,525	2,360,732
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.60%, 10/2/17(2)	2,454,066	2,387,447
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.58%, 10/2/17(2)	1,832,163	1,858,117
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/2/17(1)(2)	1,986,351	1,989,533
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 10/2/17(1)(2)	8,719,896	8,919,715
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 10/2/17(1)(2)	12,607,745	12,887,790
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.44%, 10/2/17(2)	1,511,650	1,554,453
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.20%, 10/25/17(2)	2,894,073	2,866,793
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 10/2/17(2)	3,070,730	3,043,890
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.97%, 10/2/17(2)	1,535,365	1,573,258
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(1)(2)	10,329,776	10,409,416
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/2/17(1)(2)	10,212,205	10,743,089
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.50%(1)	11,264,312	11,631,901
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 10/2/17(2)	310,400	318,558
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/2/17(2)	385,432	388,556
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	1,438,996	1,506,904
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 10/2/17(1)(2)	8,394,467	8,580,926
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 10/2/17(1)(2)	11,950,604	12,287,476
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/2/17(1)(2)	10,733,915	11,025,169
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/2/17(1)(2)	12,000,000	12,320,485
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 10/2/17(1)(2)	4,918,389	4,836,110
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 10/2/17(2)	559,588	585,047
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 10/2/17(2)	3,999,631	4,020,887
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	5,772,486	5,514,819
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/2/17(1)(2)	6,742,239	6,904,987

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	$844,460	$889,249
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 10/2/17(2)	3,726,779	3,675,615
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.18%, 10/2/17(2)	764,030	777,611
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 3.12%, 10/2/17(2)	2,073,959	2,135,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 10/2/17(2)	4,068,919	4,142,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.40%, 10/2/17(2)	2,290,258	2,343,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.01%, 10/2/17(2)	3,899,292	3,980,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,532,716	1,539,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,520,363	1,565,183
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.33%, 10/2/17(2)	3,523,282	3,708,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.30%, 10/2/17(2)	1,091,565	1,122,024
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.26%, 10/2/17(2)	2,337,375	2,365,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	6,920,092	6,601,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 10/2/17(2)	2,178,133	2,195,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,601,020	2,603,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,453,888	2,437,897
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	974,688	974,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.58%, 10/2/17(2)	788,586	773,677
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,094,305	1,105,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	998,023	1,024,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	813,232	851,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.00%, 10/2/17(2)	2,002,350	1,932,184
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,711,948	1,807,430
		313,033,815
U.S. Government Agency Collateralized Mortgage Obligations — 3.7%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	16,145,000	16,351,664
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.35%	14,249,000	14,430,749
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.44%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.20%	19,745,592	19,976,472
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.04%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.80%	14,724,886	14,760,226

	Principal Amount	Value
FHLMC, Series 3397, Class GF, VRN, 1.73%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.50%	$1,153,233	$1,160,225
FHLMC, Series KF29, Class A, VRN, 1.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.36%	35,896,494	35,959,442
FHLMC, Series KF31, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	37,800,000	37,867,639
FHLMC, Series KF32, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	32,873,174	32,957,994
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	741	775
FNMA, Series 2006-43, Class FM, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	1,330,520	1,329,230
FNMA, Series 2007-36, Class FB, VRN, 1.64%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.40%	2,968,068	2,977,982
FNMA, Series 2014-C02, Class 1M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	5,535,000	5,771,984
FNMA, Series 2014-C02, Class 2M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	8,492,488	8,797,635
FNMA, Series 2016-C04, Class 1M1, VRN, 2.69%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.45%	9,207,540	9,294,840
FNMA, Series 2016-C05, Class 2M1, VRN, 2.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.35%	5,877,699	5,910,048
FNMA, Series 2017-C01, Class 1M1, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	10,756,074	10,860,477
FNMA, Series 2017-C03, Class 1M1, VRN, 2.19%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.95%	13,626,613	13,695,381
GNMA, Series 2007-5, Class FA, VRN, 1.38%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.14%	2,486,631	2,478,820
		234,581,583
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $544,001,070)		547,615,398
ASSET-BACKED SECURITIES(5) — 5.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	17,000,000	17,017,869
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	23,175,000	23,255,248
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	10,794,359	10,822,312
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.86%, 10/23/17, resets monthly off the 1-month LIBOR plus 0.62%	23,800,000	24,078,098
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 10/17/17, resets monthly off the 1-month LIBOR plus 0.95%(1)	10,417,710	10,440,177
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(1)	24,194,529	24,415,933
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	5,547,365	5,546,085
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	7,165,213	7,171,586
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	11,500,000	11,533,835
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	25,325,000	25,332,605
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.64%, 10/10/17, resets monthly off the 1-month LIBOR plus 0.40%(1)	91,581	91,579
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.34%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.10%(1)	9,316,107	9,347,385

	Principal Amount	Value
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	$12,625,000	$12,581,124
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	1,506,681	1,501,522
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	4,665,991	4,614,011
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	8,797,556	8,810,427
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	14,888,034	14,883,341
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	26,450,000	26,471,520
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.20%(1)	1,593,000	1,594,766
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	3,690,096	3,670,599
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	5,904,307	5,861,170
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	4,548,186	4,536,692
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	8,393,093	8,272,371
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	19,525,002	19,503,975
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(1)	10,035,000	10,189,401
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	12,397,557	12,479,768
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	5,242,422	5,235,838
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	2,917,674	2,917,023
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	7,969,535	8,040,720
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(1)(2)	11,583,783	11,658,917
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,641,396	2,763,692
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	14,174,575	14,102,870
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	21,325,000	21,224,777
TOTAL ASSET-BACKED SECURITIES (Cost $369,276,918)		369,967,236
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 4.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.03%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.80%(1)	11,275,000	11,289,324
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	14,570,000	14,863,545
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	14,475,000	14,840,349
CD Commercial Mortgage Trust, Series 2016-CD1, Class A4 SEQ, 2.72%, 8/10/49	5,920,000	5,775,383
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 10/2/17(2)	10,691,000	11,456,814
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/2/17(2)	10,000,000	10,778,628

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/2/17(2)	$10,000,000	$10,592,589
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/2/17(2)	14,000,000	14,772,149
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/2/17(2)	15,000,000	15,236,097
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/2/17(2)	10,000,000	10,593,258
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	8,000,000	8,183,750
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	17,000,000	17,322,385
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.70%(1)	24,550,000	24,619,992
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,209,819
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	7,800,000	7,633,564
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(1)(2)	15,252,000	15,631,337
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/2/17(2)	12,185,000	12,523,423
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	17,970,000	18,500,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	6,800,000	7,315,870
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.90%(1)	12,500,000	12,510,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	15,000,000	14,759,623
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	4,500,000	4,392,122
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	12,575,000	12,349,134
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(1)(2)	10,160,000	10,358,065
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	13,170,000	13,285,878
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $307,772,143)		308,793,424
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FNMA, 2.125%, 4/24/26	4,540,000	4,435,698
FNMA, 6.625%, 11/15/30	67,150,000	95,106,694
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $95,515,360)		99,542,392
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	4,189,000	5,960,947
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	1,700,000	2,274,872
Los Angeles Community College District GO, 6.75%, 8/1/49	1,600,000	2,439,536
Los Angeles Unified School District GO, 5.98%, 5/1/27	1,000,000	1,238,620
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,235,000	3,094,156
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	2,910,006
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	2,050,000	2,445,425

	Principal Amount	Value
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	$1,180,000	$1,781,871
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	1,000,000	1,464,060
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	4,330,000	5,024,662
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,801,123
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,310,148
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,120,050
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	4,715,000	5,677,567
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	2,385,000	3,051,369
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,620,000	3,129,538
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,455,350
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,032,471
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,135,000	1,681,253
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,673,454
State of California GO, 6.65%, 3/1/22	1,660,000	1,926,662
State of California GO, 7.55%, 4/1/39	4,325,000	6,667,982
State of California GO, 7.30%, 10/1/39	3,660,000	5,378,663
State of California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,652,119
State of Illinois GO, 5.10%, 6/1/33	4,462,000	4,520,988
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	1,904,294
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,821,661
University of California Rev., 5.95%, 5/15/45	1,630,000	2,106,938
TOTAL MUNICIPAL SECURITIES (Cost $69,122,511)		82,545,785
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,580,000	1,649,172
Chile Government International Bond, 3.625%, 10/30/42	1,500,000	1,492,530
		3,141,702
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,810,000	3,005,295
Colombia Government International Bond, 7.375%, 9/18/37	1,500,000	1,986,000
Colombia Government International Bond, 6.125%, 1/18/41	1,200,000	1,414,200
		6,405,495
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	1,920,000	2,306,112
Mexico — 0.2%
Mexico Government International Bond, 4.15%, 3/28/27	13,000,000	13,679,900
Mexico Government International Bond, MTN, 4.75%, 3/8/44	2,130,000	2,200,290
		15,880,190
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	2,700,000	3,584,250
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	680,000	918,000

	Principal Amount/Shares	Value
Peruvian Government International Bond, 5.625%, 11/18/50	$2,640,000	$3,339,600
		4,257,600
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	4,170,000	4,433,131
Philippine Government International Bond, 6.375%, 10/23/34	2,840,000	3,828,244
		8,261,375
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,322,340
Republic of Poland Government International Bond, 5.125%, 4/21/21	2,400,000	2,634,240
		3,956,580
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	1,500,000	1,537,668
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,058,033
Uruguay Government International Bond, 4.125%, 11/20/45	1,630,000	1,586,805
		2,644,838
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $48,593,518)		51,975,810
TEMPORARY CASH INVESTMENTS — 2.1%
Federal Home Loan Bank Discount Notes, 0.61%, 10/2/17(7)	43,000,000	43,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $71,872,376), 0.95%, 10/2/17 in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $70,480,021)		70,474,442
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,061,004	19,061,004
TOTAL TEMPORARY CASH INVESTMENTS (Cost $132,534,729)		132,535,446
TOTAL INVESTMENT SECURITIES — 112.8% (Cost $7,121,086,376)		7,213,617,712
OTHER ASSETS AND LIABILITIES(8) — (12.8)%		(818,831,582)
TOTAL NET ASSETS — 100.0%		$6,394,786,130

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	452	December 2017	USD	90,400,000	$97,497,813	$(304,704)
U.S. Treasury 5-Year Notes	2,271	December 2017	USD	227,100,000	266,842,500	(2,293,851)
U.S. Treasury 10-Year Notes	1,908	December 2017	USD	190,800,000	239,096,250	(3,398,911)
U.S. Treasury 10-Year Ultra Notes	1,433	December 2017	USD	143,300,000	192,492,203	(3,451,380)
					$795,928,766	$(9,448,846)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	1,849	December 2017	EUR	184,900,000	$286,672,088	$747,453
Euro-Bund 10-Year Bonds	695	December 2017	EUR	69,500,000	132,256,957	655,946
U.K. Gilt 10-Year Bonds	862	December 2017	GBP	86,200,000	143,091,244	3,902,840
					$562,020,289	$5,306,239

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$25,000,000	$493,583	$56,027	$549,610

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	7.51%	1/2/19	BRL	1,702,912,036	(1,513,294)
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	1,597,046,170	$(4,314,695)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	414,334,019	4,041,537
							$(1,786,452)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	5/10/27	$5,000,000	$532	$(44,282)	$(43,750)
CPURNSA	Receive	2.12%	5/24/27	$20,000,000	690	(54,742)	(54,052)
					$1,222	$(99,024)	$(97,802)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$20,000,000	$(337,116)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$20,000,000	(389,920)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$20,000,000	(369,455)
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$25,000,000	(390,750)
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$25,000,000	(472,039)
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$25,000,000	(429,869)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$13,000,000	(199,209)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$13,000,000	(246,791)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$19,300,000	(366,398)
						$(3,201,547)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $804,564,967, which represented 12.6% of total net assets.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,273,905.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(9)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,121,086,376)	$7,213,617,712
Foreign currency holdings, at value (cost of $323,751)	324,632
Receivable for investments sold	6,231,051
Receivable for capital shares sold	6,853,589
Receivable for variation margin on swap agreements	12,839
Swap agreements, at value	4,041,537
Interest receivable	37,614,719
7,268,696,079

Liabilities
Payable for investments purchased	854,817,526
Payable for capital shares redeemed	5,381,718
Payable for variation margin on futures contracts	1,654,551
Payable for variation margin on swap agreements	46,552
Swap agreements, at value	9,029,536
Accrued management fees	2,565,934
Distribution and service fees payable	113,349
Dividends payable	300,783
873,909,949

Net Assets	$6,394,786,130

Net Assets Consist of:
Capital paid in	$6,308,090,842
Distributions in excess of net investment income	(3,900,772)
Undistributed net realized gain	7,237,409
Net unrealized appreciation	83,358,651
$6,394,786,130

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,861,952,783	264,748,609	$10.81
I Class	$2,284,624,573	211,307,408	$10.81
Y Class	$612,762,445	56,672,280	$10.81
A Class	$293,279,540	27,122,744	$10.81*
C Class	$56,133,468	5,191,475	$10.81
R Class	$13,553,203	1,253,417	$10.81
R5 Class	$212,978	19,698	$10.81
R6 Class	$272,267,140	25,174,320	$10.82
*Maximum offering price $11.32 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$86,685,064

Expenses:
Management fees	15,994,218
Distribution and service fees:
A Class	409,761
C Class	305,743
R Class	34,757
Trustees' fees and expenses	218,499
Other expenses	27,709
16,990,687

Net investment income (loss)	69,694,377

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,916,007
Forward foreign currency exchange contract transactions	(2,994,708)
Futures contract transactions	2,920,159
Swap agreement transactions	1,025,588
Foreign currency translation transactions	129,918
24,996,964

Change in net unrealized appreciation (depreciation) on:
Investments	64,795,638
Forward foreign currency exchange contracts	814,373
Futures contracts	(3,502,268)
Swap agreements	(6,098,433)
Translation of assets and liabilities in foreign currencies	5,708
56,015,018

Net realized and unrealized gain (loss)	81,011,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$150,706,359

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$69,694,377	$115,123,409
Net realized gain (loss)	24,996,964	4,208,198
Change in net unrealized appreciation (depreciation)	56,015,018	(95,993,261)
Net increase (decrease) in net assets resulting from operations	150,706,359	23,338,346

Distributions to Shareholders
From net investment income:
Investor Class	(30,861,622)	(50,704,096)
I Class	(32,240,975)	(63,863,974)
Y Class	(1,370,166)	—
A Class	(3,066,705)	(8,864,792)
C Class	(340,849)	(955,662)
R Class	(112,238)	(329,460)
R5 Class	(1,316)	—
R6 Class	(3,526,443)	(3,256,413)
From net realized gains:
Investor Class	—	(2,768,117)
I Class	—	(3,553,001)
A Class	—	(533,222)
C Class	—	(90,363)
R Class	—	(19,087)
R6 Class	—	(152,609)
Decrease in net assets from distributions	(71,520,314)	(135,090,796)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(182,045,047)	1,596,477,250

Net increase (decrease) in net assets	(102,859,002)	1,484,724,800

Net Assets
Beginning of period	6,497,645,132	5,012,920,332
End of period	$6,394,786,130	$6,497,645,132

Distributions in excess of net investment income	$(3,900,772)	$(2,074,835)
See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class (formerly Institutional Class), Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 11% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $6,017,343,276, of which $5,175,922,529 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $6,158,598,154, of which $5,665,849,302 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	33,006,902	$355,564,422	123,209,664	$1,317,963,425
Issued in reinvestment of distributions	2,783,007	30,082,153	4,812,728	52,198,597
Redeemed	(42,175,724)	(455,592,780)	(51,911,549)	(561,458,844)
	(6,385,815)	(69,946,205)	76,110,843	808,703,178
I Class
Sold	48,744,843	526,236,350	122,841,167	1,341,969,185
Issued in reinvestment of distributions	2,650,376	28,650,121	5,558,799	60,221,808
Redeemed	(102,381,564)	(1,108,957,879)	(71,951,897)	(776,358,120)
	(50,986,345)	(554,071,408)	56,448,069	625,832,873
Y Class			N/A
Sold	57,240,754	621,864,194
Issued in reinvestment of distributions	126,671	1,370,166
Redeemed	(695,145)	(7,549,875)
	56,672,280	615,684,485
A Class
Sold	2,851,181	30,764,258	11,456,486	124,814,369
Issued in reinvestment of distributions	274,289	2,964,286	852,026	9,249,317
Redeemed	(14,802,509)	(159,226,995)	(15,257,994)	(165,741,352)
	(11,677,039)	(125,498,451)	(2,949,482)	(31,677,666)
C Class
Sold	171,626	1,853,053	837,702	9,103,168
Issued in reinvestment of distributions	26,314	284,442	79,729	864,668
Redeemed	(1,221,374)	(13,196,864)	(2,146,796)	(23,218,108)
	(1,023,434)	(11,059,369)	(1,229,365)	(13,250,272)
R Class
Sold	143,343	1,548,990	655,943	7,141,790
Issued in reinvestment of distributions	10,258	110,894	31,983	347,726
Redeemed	(240,440)	(2,594,739)	(1,217,816)	(13,176,809)
	(86,839)	(934,855)	(529,890)	(5,687,293)
R5 Class			N/A
Sold	19,575	211,832
Issued in reinvestment of distributions	123	1,316
	19,698	213,148
R6 Class
Sold	3,117,933	33,698,404	24,291,336	259,524,519
Issued in reinvestment of distributions	323,676	3,499,661	318,653	3,409,022
Redeemed	(6,797,847)	(73,630,457)	(4,691,030)	(50,377,111)
	(3,356,238)	(36,432,392)	19,918,959	212,556,430
Net increase (decrease)	(16,823,732)	$(182,045,047)	147,769,134	$1,596,477,250

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$2,210,237,340	—
U.S. Treasury Securities	—	1,786,719,876	—
U.S. Government Agency Mortgage-Backed Securities	—	1,623,685,005	—
Collateralized Mortgage Obligations	—	547,615,398	—
Asset-Backed Securities	—	369,967,236	—
Commercial Mortgage-Backed Securities	—	308,793,424	—
U.S. Government Agency Securities	—	99,542,392	—
Municipal Securities	—	82,545,785	—
Sovereign Governments and Agencies	—	51,975,810	—
Temporary Cash Investments	$19,061,004	113,474,442	—
	$19,061,004	$7,194,556,708	—
Other Financial Instruments
Futures Contracts	—	$5,306,239	—
Swap Agreements	—	4,591,147	—
	—	$9,897,386	—

Liabilities
Other Financial Instruments
Futures Contracts	$9,448,846	—	—
Swap Agreements	—	$9,127,338	—
	$9,448,846	$9,127,338	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $45,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $50,470,490.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $538,650,000 futures contracts purchased and $347,507,247 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $905,862,452.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $201,133,333.

Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$12,839	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,654,551
Interest Rate Risk	Swap agreements	4,041,537	Swap agreements	5,827,989
Other Contracts	Swap agreements	—	Swap agreements	3,201,547
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	46,552
		$4,054,376		$10,730,639

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$1,025,588	Change in net unrealized appreciation (depreciation) on swap agreements	$(576,918)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(2,994,708)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	814,373
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	2,920,159	Change in net unrealized appreciation (depreciation) on futures contracts	(3,502,268)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(1,786,452)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(3,735,063)
		$951,039		$(8,786,328)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,121,700,263
Gross tax appreciation of investments	$125,025,056
Gross tax depreciation of investments	(33,107,607)
Net tax appreciation (depreciation) of investments	$91,917,449

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had late-year ordinary loss deferrals of $(2,372,640) and post-October capital loss deferrals of $(16,944,979), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.68	0.11	0.13	0.24	(0.11)	—	(0.11)	$10.81	2.29%	0.60%(4)	2.06%(4)	84%	$2,861,953
2017	$10.88	0.22	(0.17)	0.05	(0.24)	(0.01)	(0.25)	$10.68	0.51%	0.60%	2.02%	133%	$2,895,840
2016	$11.01	0.22	(0.06)	0.16	(0.29)	—	(0.29)	$10.88	1.49%	0.60%	2.04%	174%	$2,122,636
2015	$10.69	0.23	0.35	0.58	(0.26)	—	(0.26)	$11.01	5.47%	0.60%	2.10%	153%	$2,060,908
2014	$11.08	0.22	(0.26)	(0.04)	(0.26)	(0.09)	(0.35)	$10.69	(0.35)%	0.60%	2.01%	140%	$1,622,821
2013	$11.01	0.24	0.20	0.44	(0.27)	(0.10)	(0.37)	$11.08	4.02%	0.60%	2.11%	115%	$1,875,447
I Class(5)
2017(3)	$10.68	0.12	0.14	0.26	(0.13)	—	(0.13)	$10.81	2.40%	0.40%(4)	2.26%(4)	84%	$2,284,625
2017	$10.88	0.24	(0.16)	0.08	(0.27)	(0.01)	(0.28)	$10.68	0.71%	0.40%	2.22%	133%	$2,801,686
2016	$11.01	0.24	(0.06)	0.18	(0.31)	—	(0.31)	$10.88	1.69%	0.40%	2.24%	174%	$2,240,569
2015	$10.69	0.25	0.35	0.60	(0.28)	—	(0.28)	$11.01	5.68%	0.40%	2.30%	153%	$2,626,563
2014	$11.08	0.24	(0.26)	(0.02)	(0.28)	(0.09)	(0.37)	$10.69	(0.15)%	0.40%	2.21%	140%	$2,380,507
2013	$11.01	0.26	0.21	0.47	(0.30)	(0.10)	(0.40)	$11.08	4.23%	0.40%	2.31%	115%	$3,302,704
Y Class
2017(6)	$10.70	0.12	0.11	0.23	(0.12)	—	(0.12)	$10.81	2.15%	0.37%(4)	2.30%(4)	84%(7)	$612,762

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$10.68	0.10	0.13	0.23	(0.10)	—	(0.10)	$10.81	2.17%	0.85%(4)	1.81%(4)	84%	$293,280
2017	$10.89	0.19	(0.17)	0.02	(0.22)	(0.01)	(0.23)	$10.68	0.17%	0.85%	1.77%	133%	$414,571
2016	$11.02	0.19	(0.06)	0.13	(0.26)	—	(0.26)	$10.89	1.24%	0.85%	1.79%	174%	$454,565
2015	$10.69	0.20	0.36	0.56	(0.23)	—	(0.23)	$11.02	5.30%	0.85%	1.85%	153%	$418,741
2014	$11.09	0.19	(0.27)	(0.08)	(0.23)	(0.09)	(0.32)	$10.69	(0.69)%	0.85%	1.76%	140%	$343,248
2013	$11.01	0.21	0.21	0.42	(0.24)	(0.10)	(0.34)	$11.09	3.86%	0.85%	1.86%	115%	$653,771
C Class
2017(3)	$10.68	0.06	0.13	0.19	(0.06)	—	(0.06)	$10.81	1.78%	1.60%(4)	1.06%(4)	84%	$56,133
2017	$10.89	0.11	(0.17)	(0.06)	(0.14)	(0.01)	(0.15)	$10.68	(0.57)%	1.60%	1.02%	133%	$66,394
2016	$11.01	0.11	(0.05)	0.06	(0.18)	—	(0.18)	$10.89	0.57%	1.60%	1.04%	174%	$81,039
2015	$10.69	0.12	0.35	0.47	(0.15)	—	(0.15)	$11.01	4.42%	1.60%	1.10%	153%	$83,655
2014	$11.09	0.11	(0.27)	(0.16)	(0.15)	(0.09)	(0.24)	$10.69	(1.43)%	1.60%	1.01%	140%	$91,892
2013	$11.01	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.09	3.08%	1.60%	1.11%	115%	$168,357
R Class
2017(3)	$10.68	0.08	0.14	0.22	(0.09)	—	(0.09)	$10.81	2.04%	1.10%(4)	1.56%(4)	84%	$13,553
2017	$10.89	0.16	(0.17)	(0.01)	(0.19)	(0.01)	(0.20)	$10.68	(0.08)%	1.10%	1.52%	133%	$14,318
2016	$11.02	0.17	(0.07)	0.10	(0.23)	—	(0.23)	$10.89	0.98%	1.10%	1.54%	174%	$20,362
2015	$10.70	0.18	0.34	0.52	(0.20)	—	(0.20)	$11.02	4.94%	1.10%	1.60%	153%	$21,041
2014	$11.09	0.16	(0.25)	(0.09)	(0.21)	(0.09)	(0.30)	$10.70	(0.84)%	1.10%	1.51%	140%	$23,114
2013	$11.01	0.18	0.22	0.40	(0.22)	(0.10)	(0.32)	$11.09	3.60%	1.10%	1.61%	115%	$32,758
R5 Class
2017(6)	$10.70	0.12	0.11	0.23	(0.12)	—	(0.12)	$10.81	2.14%	0.40%(4)	2.29%(4)	84%(7)	$213

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(3)	$10.68	0.12	0.15	0.27	(0.13)	—	(0.13)	$10.82	2.52%	0.35%(4)	2.31%(4)	84%	$272,267
2017	$10.89	0.24	(0.17)	0.07	(0.27)	(0.01)	(0.28)	$10.68	0.67%	0.35%	2.27%	133%	$304,836
2016	$11.01	0.25	(0.06)	0.19	(0.31)	—	(0.31)	$10.89	1.83%	0.35%	2.29%	174%	$93,751
2015	$10.69	0.24	0.37	0.61	(0.29)	—	(0.29)	$11.01	5.73%	0.35%	2.35%	153%	$96,829
2014(8)	$10.72	0.17	0.09	0.26	(0.20)	(0.09)	(0.29)	$10.69	2.39%	0.35%(4)	2.33%(4)	140%(9)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to April 10, 2017, the I Class was referred to as the Institutional Class.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	July 26, 2013 (commencement of sale) through March 31, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 1711

Semiannual Report

September 30, 2017

High-Yield Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	3.7 years
Weighted Average Life	4.8 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	95.0%
Common Stocks	0.3%
Asset-Backed Securities	0.3%
Sovereign Governments and Agencies	0.1%
Exchange-Traded Funds	0.1%
Temporary Cash Investments	3.1%
Other Assets and Liabilities	1.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,036.50	$4.34	0.85%
I Class	$1,000	$1,033.70(2)	$3.64(3)	0.75%
Y Class	$1,000	$1,032.40(2)	$3.15(3)	0.65%
A Class	$1,000	$1,035.20	$5.61	1.10%
C Class	$1,000	$1,031.30	$9.42	1.85%
R Class	$1,000	$1,033.90	$6.88	1.35%
R5 Class	$1,000	$1,037.50	$3.32	0.65%
R6 Class	$1,000	$1,036.00	$3.06	0.60%
Hypothetical
Investor Class	$1,000	$1,020.81	$4.31	0.85%
I Class	$1,000	$1,021.31(4)	$3.80(4)	0.75%
Y Class	$1,000	$1,021.81(4)	$3.29(4)	0.65%
A Class	$1,000	$1,019.55	$5.57	1.10%
C Class	$1,000	$1,015.79	$9.35	1.85%
R Class	$1,000	$1,018.30	$6.83	1.35%
R5 Class	$1,000	$1,021.81	$3.29	0.65%
R6 Class	$1,000	$1,022.06	$3.04	0.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 95.0%
Aerospace and Defense — 1.0%
Bombardier, Inc., 4.75%, 4/15/19(1)	$270,000	$275,570
Bombardier, Inc., 5.75%, 3/15/22(1)	415,000	404,625
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	180,606
Bombardier, Inc., 7.50%, 3/15/25(1)	305,000	305,762
KLX, Inc., 5.875%, 12/1/22(1)	235,000	247,091
TransDigm, Inc., 6.00%, 7/15/22	460,000	478,400
TransDigm, Inc., 6.375%, 6/15/26	520,000	533,978
		2,426,032
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	240,000	252,900
Airlines — 0.4%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	375,000	387,187
United Continental Holdings, Inc., 5.00%, 2/1/24	555,000	569,569
		956,756
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	140,000	144,417
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	370,000	383,166
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	540,000	566,325
Tenneco, Inc., 5.00%, 7/15/26	475,000	488,063
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	265,000	279,575
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	360,000	381,150
		2,242,696
Automobiles — 0.2%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	450,000	470,183
Banks — 1.4%
Barclays Bank plc, 7.625%, 11/21/22	320,000	368,200
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	510,000	514,947
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,500,000	1,526,604
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)(6)	765,000	877,837
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	143,414
		3,431,002
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	525,000	534,187
Concordia International Corp., 9.50%, 10/21/22(1)	230,000	41,400
Concordia International Corp., 7.00%, 4/15/23(1)	345,000	57,788
		633,375
Capital Markets — 0.2%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	465,000	598,867
Chemicals — 2.2%
Ashland LLC, 4.75%, 8/15/22	695,000	735,831
Blue Cube Spinco, Inc., 9.75%, 10/15/23	320,000	390,400

6

	Principal Amount	Value
CF Industries, Inc., 3.45%, 6/1/23	$513,000	$507,870
Chemours Co. (The), 6.625%, 5/15/23	350,000	374,063
Hexion, Inc., 6.625%, 4/15/20	405,000	364,500
Huntsman International LLC, 4.875%, 11/15/20	270,000	287,213
Huntsman International LLC, 5.125%, 11/15/22	195,000	210,600
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	625,000	650,781
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	1,000,000	1,015,000
Olin Corp., 5.125%, 9/15/27	360,000	377,100
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	195,000	202,556
Tronox Finance plc, 5.75%, 10/1/25(1)	180,000	184,950
		5,300,864
Commercial Services and Supplies — 1.9%
ADT Corp. (The), 6.25%, 10/15/21	555,000	618,131
Clean Harbors, Inc., 5.25%, 8/1/20	437,000	443,555
Covanta Holding Corp., 5.875%, 3/1/24	1,606,000	1,597,970
Envision Healthcare Corp., 5.125%, 7/1/22(1)	630,000	656,775
Iron Mountain, Inc., 5.75%, 8/15/24	795,000	823,819
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	530,000	586,212
		4,726,462
Communications Equipment — 0.9%
CommScope Technologies LLC, 5.00%, 3/15/27(1)	555,000	557,775
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	249,900
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	320,354
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	615,000	654,022
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	500,000	531,250
		2,313,301
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22	415,000	429,525
Construction Materials — 0.9%
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	280,000	320,600
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	389,000	412,826
Ply Gem Industries, Inc., 6.50%, 2/1/22	735,000	769,215
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	410,985
USG Corp., 5.50%, 3/1/25(1)	280,000	300,650
		2,214,276
Consumer Finance — 1.8%
CIT Group, Inc., 5.00%, 8/15/22	635,000	688,784
CIT Group, Inc., 5.00%, 8/1/23	350,000	378,000
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	370,000	406,538
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	465,000	508,594
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	140,000	145,250
IHS Markit Ltd., 4.75%, 2/15/25(1)	140,000	150,150
Navient Corp., 5.00%, 10/26/20	360,000	371,250
Navient Corp., 5.50%, 1/25/23	905,000	919,706
Navient Corp., MTN, 6.125%, 3/25/24	140,000	145,040
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	280,000	291,200

7

	Principal Amount	Value
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	$460,000	$479,607
		4,484,119
Containers and Packaging — 3.1%
ARD Finance SA (Toggle PIK), 7.125%, 9/15/23	780,000	834,600
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	835,000	919,018
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	440,419
Ball Corp., 5.00%, 3/15/22	205,000	222,681
Ball Corp., 4.00%, 11/15/23	390,000	400,237
Ball Corp., 5.25%, 7/1/25	250,000	275,375
Berry Global, Inc., 5.50%, 5/15/22	300,000	313,575
Berry Global, Inc., 5.125%, 7/15/23	330,000	346,087
BWAY Holding Co., 5.50%, 4/15/24(1)	230,000	240,638
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	445,000	469,475
Novelis Corp., 6.25%, 8/15/24(1)	265,000	276,978
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	240,000	265,650
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	415,000	422,802
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	204,163	209,522
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	407,491
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	835,000	890,841
Sealed Air Corp., 5.125%, 12/1/24(1)	540,000	583,875
		7,519,264
Diversified Consumer Services — 0.1%
Service Corp., International / US, 5.375%, 5/15/24	140,000	149,275
Diversified Financial Services — 1.7%
Ally Financial, Inc., 4.75%, 9/10/18	35,000	35,861
Ally Financial, Inc., 8.00%, 3/15/20	398,000	448,745
Ally Financial, Inc., 4.125%, 2/13/22	555,000	574,758
Ally Financial, Inc., 5.75%, 11/20/25	895,000	973,715
Ally Financial, Inc., 8.00%, 11/1/31	210,000	271,929
HUB International Ltd., 7.875%, 10/1/21(1)	410,000	427,425
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	300,000	309,773
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	419,175
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	255,000	266,475
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	161,000	158,283
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	385,000	393,903
		4,280,042
Diversified Telecommunication Services — 4.6%
CenturyLink, Inc., 5.625%, 4/1/20	1,055,000	1,104,796
CenturyLink, Inc., 5.80%, 3/15/22	360,000	360,000
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	195,000	191,100
Frontier Communications Corp., 7.125%, 3/15/19	495,000	491,287

8

	Principal Amount	Value
Frontier Communications Corp., 8.50%, 4/15/20	$112,000	$108,920
Frontier Communications Corp., 10.50%, 9/15/22	385,000	336,875
Frontier Communications Corp., 7.125%, 1/15/23	805,000	619,850
Frontier Communications Corp., 6.875%, 1/15/25	450,000	338,625
Frontier Communications Corp., 11.00%, 9/15/25	255,000	218,025
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	501,000
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	179,375
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	680,000	657,900
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	1,260,000	1,275,750
Level 3 Financing, Inc., 5.375%, 8/15/22	645,000	665,840
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	190,666
SoftBank Group Corp., 4.50%, 4/15/20(1)	560,000	579,135
Sprint Capital Corp., 6.90%, 5/1/19	860,000	919,125
Sprint Capital Corp., 6.875%, 11/15/28	280,000	314,300
Sprint Capital Corp., 8.75%, 3/15/32	280,000	358,750
Telecom Italia Capital SA, 6.375%, 11/15/33	1,000,000	1,156,250
Windstream Services LLC, 7.75%, 10/15/20	335,000	269,675
Windstream Services LLC, 7.75%, 10/1/21	165,000	123,750
Windstream Services LLC, 6.375%, 8/1/23	350,000	249,375
		11,210,369
Energy Equipment and Services — 2.1%
Ensco plc, 4.70%, 3/15/21	140,000	136,500
Ensco plc, 8.00%, 1/31/24	488,000	481,900
Ensco plc, 5.20%, 3/15/25	245,000	207,025
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	354,960
Noble Holding International Ltd., 7.75%, 1/15/24	1,375,000	1,227,187
Precision Drilling Corp., 5.25%, 11/15/24	375,000	346,875
Transocean, Inc., 6.00%, 3/15/18	42,000	42,735
Transocean, Inc., 9.00%, 7/15/23(1)	760,000	822,700
Weatherford International Ltd., 7.75%, 6/15/21	390,000	407,063
Weatherford International Ltd., 4.50%, 4/15/22	840,000	785,400
Weatherford International Ltd., 9.875%, 2/15/24(1)	250,000	276,250
		5,088,595
Equity Real Estate Investment Trusts (REITs) — 1.3%
CoreCivic, Inc., 4.125%, 4/1/20	375,000	386,250
Equinix, Inc., 5.375%, 4/1/23	235,000	245,763
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	511,875
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	517,076
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	280,000	287,700
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	140,000	134,400
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	605,000	536,937
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	770,000	654,019
		3,274,020
Financial Services — 1.0%
PetSmart, Inc., 7.125%, 3/15/23(1)	1,380,000	1,080,264

9

	Principal Amount	Value
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	$1,150,000	$1,314,968
		2,395,232
Food and Staples Retailing — 1.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	1,025,000	959,656
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	125,000	114,375
Horizon Pharma, Inc., 6.625%, 5/1/23	415,000	406,700
Rite Aid Corp., 6.125%, 4/1/23(1)	1,365,000	1,332,581
SUPERVALU, Inc., 6.75%, 6/1/21	250,000	238,125
Tesco plc, 6.15%, 11/15/37(1)	120,000	125,718
		3,177,155
Food Products — 2.0%
B&G Foods, Inc., 5.25%, 4/1/25	460,000	470,350
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	265,000	268,975
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	210,000	215,250
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	282,100
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	45,056
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	481,850
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	1,555,000	1,609,425
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	220,000	226,050
Post Holdings, Inc., 5.00%, 8/15/26(1)	1,385,000	1,385,866
		4,984,922
Gas Utilities — 3.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	280,000	296,100
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	265,000	283,219
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	279,606
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	485,000	523,800
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(1)	450,000	465,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	145,075
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	471,500
Energy Transfer Equity LP, 5.875%, 1/15/24	610,000	658,037
Energy Transfer Equity LP, 5.50%, 6/1/27	400,000	423,000
Energy Transfer LP / Regency Energy Finance Corp., 5.50%, 4/15/23	375,000	387,750
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	235,000	241,462
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	910,000	887,250
MPLX LP, 4.875%, 12/1/24	245,000	264,411
NuStar Logistics LP, 4.75%, 2/1/22	155,000	157,325
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	815,000	860,844
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	469,234
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	476,420
Williams Cos., Inc. (The), 4.55%, 6/24/24	1,205,000	1,253,200
		8,543,983

10

	Principal Amount	Value
Health Care Equipment and Supplies — 0.9%
Alere, Inc., 6.50%, 6/15/20	$350,000	$357,000
Alere, Inc., 6.375%, 7/1/23(1)	165,000	177,788
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	235,000	226,188
Mallinckrodt International Finance SA, 4.75%, 4/15/23	625,000	535,937
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	320,000	314,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	265,000	248,106
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	145,000	131,225
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	172,375
		2,163,019
Health Care Providers and Services — 6.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	104,040
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	305,950
Centene Corp., 6.125%, 2/15/24	555,000	601,481
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	415,000	405,663
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	585,000	530,156
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	270,000	267,300
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	141,975
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	725,000	718,656
DaVita, Inc., 5.125%, 7/15/24	532,000	530,670
DaVita, Inc., 5.00%, 5/1/25	235,000	232,356
Envision Healthcare Corp., 5.625%, 7/15/22	665,000	695,756
HCA, Inc., 7.50%, 2/15/22	625,000	718,556
HCA, Inc., 4.75%, 5/1/23	555,000	588,994
HCA, Inc., 5.00%, 3/15/24	690,000	736,575
HCA, Inc., 5.375%, 2/1/25	695,000	734,094
HCA, Inc., 7.69%, 6/15/25	670,000	782,225
HCA, Inc., 4.50%, 2/15/27	480,000	492,000
HealthSouth Corp., 5.75%, 11/1/24	275,000	282,941
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	760,000	763,325
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	393,281
Kindred Healthcare, Inc., 8.00%, 1/15/20	670,000	661,417
Kindred Healthcare, Inc., 6.375%, 4/15/22	200,000	182,000
Tenet Healthcare Corp., 6.00%, 10/1/20	385,000	411,261
Tenet Healthcare Corp., 4.50%, 4/1/21	410,000	420,127
Tenet Healthcare Corp., 8.125%, 4/1/22	670,000	683,400
Tenet Healthcare Corp., 6.75%, 6/15/23	780,000	749,775
Tenet Healthcare Corp., 5.125%, 5/1/25(1)	1,000,000	988,750
Tenet Healthcare Corp., 7.00%, 8/1/25(1)	1,180,000	1,112,150
Universal Health Services, Inc., 5.00%, 6/1/26(1)	475,000	502,313
		15,737,187
Hotels, Restaurants and Leisure — 6.1%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	220,000	227,068

11

	Principal Amount	Value
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)(2)	$700,000	$715,750
Aramark Services, Inc., 5.125%, 1/15/24	355,000	377,631
Boyd Gaming Corp., 6.875%, 5/15/23	488,000	523,687
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	382,813
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/1/20	350,000	358,750
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 11.00%, 10/1/21	415,000	442,494
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	651,750
FelCor Lodging LP, 5.625%, 3/1/23	215,000	223,869
Golden Nugget, Inc., 8.50%, 12/1/21(1)	545,000	574,675
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	710,000	725,975
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	469,788
International Game Technology plc, 6.25%, 2/15/22(1)	495,000	549,697
International Game Technology plc, 6.50%, 2/15/25(1)	910,000	1,027,162
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	483,575
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	265,625
Landry's, Inc., 6.75%, 10/15/24(1)	710,000	719,762
MGM Resorts International, 5.25%, 3/31/20	640,000	679,200
MGM Resorts International, 6.00%, 3/15/23	350,000	386,750
MGM Resorts International, 4.625%, 9/1/26	280,000	284,900
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	980,000	1,019,200
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	360,000	369,900
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	260,000	263,250
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	452,788
Scientific Games International, Inc., 7.00%, 1/1/22(1)	975,000	1,037,156
Scientific Games International, Inc., 10.00%, 12/1/22	490,000	544,512
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	100,490
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	805,000	840,219
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	206,750
		14,905,186
Household Durables — 3.1%
Beazer Homes USA, Inc., 8.75%, 3/15/22	260,000	288,600
Beazer Homes USA, Inc., 7.25%, 2/1/23	294,000	307,230
Beazer Homes USA, Inc., 6.75%, 3/15/25	730,000	772,413
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	357,000
Century Communities, Inc., 6.875%, 5/15/22	235,000	249,335
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	225,000	218,812
KB Home, 7.00%, 12/15/21	110,000	124,025
Lennar Corp., 4.50%, 4/30/24	695,000	717,435
Meritage Homes Corp., 7.00%, 4/1/22	210,000	240,975
Meritage Homes Corp., 5.125%, 6/6/27	730,000	733,650
PulteGroup, Inc., 5.50%, 3/1/26	465,000	508,780
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	366,537

12

	Principal Amount	Value
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	$1,015,000	$1,060,675
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	960,000	1,032,000
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	585,675
		7,563,142
Household Products — 0.4%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	385,075
Spectrum Brands, Inc., 6.625%, 11/15/22	265,000	276,925
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	347,750
		1,009,750
Industrial Conglomerates — 0.6%
Bombardier, Inc., 8.75%, 12/1/21(1)	360,000	387,720
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	988,000	1,029,990
		1,417,710
Insurance — 0.6%
Genworth Holdings, Inc., 7.625%, 9/24/21	315,000	308,070
Genworth Holdings, Inc., VRN, 3.32%, 11/15/17, resets quarterly off the 3-month LIBOR plus 2.00%	175,000	82,250
Liberty Mutual Group, Inc., VRN, 4.23%, 12/15/17, resets quarterly off the 3-month LIBOR plus 2.91%(1)	670,000	656,600
Voya Financial, Inc., VRN, 5.65%, 5/15/23(6)	350,000	372,575
		1,419,495
Internet Software and Services — 0.4%
IAC/InterActiveCorp, 4.75%, 12/15/22	130,000	128,375
Netflix, Inc., 5.375%, 2/1/21	140,000	150,850
Netflix, Inc., 5.75%, 3/1/24	555,000	606,338
VeriSign, Inc., 4.625%, 5/1/23	140,000	145,250
		1,030,813
IT Services — 1.0%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	240,000	251,777
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	324,440
First Data Corp., 7.00%, 12/1/23(1)	930,000	995,379
First Data Corp., 5.00%, 1/15/24(1)	135,000	140,677
First Data Corp., 5.75%, 1/15/24(1)	660,000	693,000
		2,405,273
Machinery — 0.3%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	545,000	587,919
Navistar International Corp., 8.25%, 11/1/21	284,000	285,782
		873,701
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	1,005,000	1,032,638
Media — 11.8%
Altice Financing SA, 6.50%, 1/15/22(1)	265,000	276,263
Altice Financing SA, 6.625%, 2/15/23(1)	980,000	1,041,250
Altice Financing SA, 7.50%, 5/15/26(1)	555,000	611,887
Altice Finco SA, 7.625%, 2/15/25(1)	360,000	381,150

13

	Principal Amount	Value
Altice Luxembourg SA, 7.625%, 2/15/25(1)	$470,000	$508,775
Altice US Finance I Corp., 5.375%, 7/15/23(1)	460,000	487,600
Altice US Finance I Corp., 5.50%, 5/15/26(1)	245,000	259,088
AMC Entertainment Holdings, Inc., 5.875%, 2/15/22	140,000	141,575
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	140,000	138,250
AMC Networks, Inc., 4.75%, 8/1/25	730,000	739,125
Cablevision SA, 6.50%, 6/15/21(1)	305,000	326,271
Cablevision Systems Corp., 5.875%, 9/15/22	805,000	835,187
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	270,000	278,775
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	880,000	918,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	325,000	337,633
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	926,200
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	523,369
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	170,156
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	765,000	758,175
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	205,000	212,175
CSC Holdings LLC, 6.75%, 11/15/21	465,000	514,987
CSC Holdings LLC, 10.125%, 1/15/23(1)	340,000	393,125
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	219,500
CSC Holdings LLC, 5.50%, 4/15/27(1)	485,000	505,612
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	190,000	56,525
DISH DBS Corp., 6.75%, 6/1/21	370,000	407,925
DISH DBS Corp., 5.00%, 3/15/23	885,000	910,997
DISH DBS Corp., 5.875%, 11/15/24	830,000	872,703
Gray Television, Inc., 5.125%, 10/15/24(1)	675,000	680,062
Gray Television, Inc., 5.875%, 7/15/26(1)	855,000	882,787
GTH Finance BV, 7.25%, 4/26/23(1)	780,000	886,380
Lamar Media Corp., 5.875%, 2/1/22	205,000	211,663
Lamar Media Corp., 5.00%, 5/1/23	390,000	406,088
McClatchy Co. (The), 9.00%, 12/15/22	125,000	129,688
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	658,812
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	355,000	368,756
Regal Entertainment Group, 5.75%, 3/15/22	350,000	362,250
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	389,581
SFR Group SA, 6.00%, 5/15/22(1)	795,000	831,769
SFR Group SA, 7.375%, 5/1/26(1)	1,115,000	1,205,594
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	498,944
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	515,000	530,450
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	280,000	302,050
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	370,125
TEGNA, Inc., 5.125%, 7/15/20	280,000	287,700
TEGNA, Inc., 5.50%, 9/15/24(1)	415,000	438,344
Unitymedia GmbH, 6.125%, 1/15/25(1)	265,000	283,881
Univision Communications, Inc., 5.125%, 5/15/23(1)	280,000	286,300
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	379,219

14

	Principal Amount	Value
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	$315,000	$329,175
Videotron Ltd., 5.00%, 7/15/22	280,000	303,450
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	664,800
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	510,000	532,950
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	265,000	279,906
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	440,000	445,914
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	510,000	530,719
WMG Acquisition Corp., 5.625%, 4/15/22(1)	517,000	539,619
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	290,000	303,775
Ziggo Secured Finance BV, 5.50%, 1/15/27(1)	875,000	898,791
		28,972,320
Metals and Mining — 5.1%
AK Steel Corp., 7.00%, 3/15/27	455,000	465,806
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	456,125
Aleris International, Inc., 9.50%, 4/1/21(1)	235,000	251,450
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	732,875
ArcelorMittal, 6.00%, 3/1/21	425,000	468,563
ArcelorMittal, 6.125%, 6/1/25	535,000	617,925
ArcelorMittal, 7.25%, 3/1/41	555,000	659,756
Arconic, Inc., 5.40%, 4/15/21	505,000	543,658
Arconic, Inc., 5.125%, 10/1/24	675,000	720,377
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(1)	830,000	799,912
Constellium NV, 6.625%, 3/1/25(1)	585,000	600,356
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	505,000	522,044
Freeport-McMoRan, Inc., 3.55%, 3/1/22	975,000	962,510
Freeport-McMoRan, Inc., 5.40%, 11/14/34	905,000	868,800
Kinross Gold Corp., 5.125%, 9/1/21	140,000	150,850
Lundin Mining Corp., 7.875%, 11/1/22(1)	235,000	256,738
New Gold, Inc., 6.25%, 11/15/22(1)	115,000	119,744
Novelis Corp., 5.875%, 9/30/26(1)	780,000	793,650
Steel Dynamics, Inc., 5.25%, 4/15/23	400,000	417,000
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	385,200
Teck Resources Ltd., 4.75%, 1/15/22	585,000	621,381
Teck Resources Ltd., 8.50%, 6/1/24(1)	265,000	304,750
Teck Resources Ltd., 6.25%, 7/15/41	465,000	527,459
United States Steel Corp., 7.375%, 4/1/20	98,000	107,310
United States Steel Corp., 6.875%, 8/15/25	100,000	102,750
		12,456,989
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 5.00%, 7/1/19	270,000	273,713
Multi-Utilities — 3.0%
AES Corp., 4.875%, 5/15/23	760,000	782,800
AES Corp., 6.00%, 5/15/26	530,000	572,400
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	480,000	501,600
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	605,000	621,638
Calpine Corp., 5.375%, 1/15/23	645,000	630,584
Calpine Corp., 5.75%, 1/15/25	985,000	934,519

15

	Principal Amount	Value
Dynegy, Inc., 7.375%, 11/1/22	$735,000	$769,912
Dynegy, Inc., 7.625%, 11/1/24	225,000	234,281
NRG Energy, Inc., 6.25%, 7/15/22	655,000	691,025
NRG Energy, Inc., 6.25%, 5/1/24	680,000	710,600
NRG Energy, Inc., 7.25%, 5/15/26	530,000	571,075
Talen Energy Supply LLC, 4.625%, 7/15/19(1)	71,000	70,290
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	298,350
		7,389,074
Multiline Retail — 0.3%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	180,000	65,700
JC Penney Corp., Inc., 5.75%, 2/15/18	296,000	298,220
JC Penney Corp., Inc., 5.65%, 6/1/20	235,000	231,769
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	330,000	173,250
		768,939
Oil, Gas and Consumable Fuels — 9.4%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(1)	475,000	515,375
Antero Resources Corp., 5.125%, 12/1/22	655,000	673,012
Antero Resources Corp., 5.625%, 6/1/23	255,000	267,113
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	235,000	230,741
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	485,000	495,912
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	235,000	239,700
Cenovus Energy, Inc., 6.75%, 11/15/39	500,000	577,089
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	469,000	507,692
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	855,000	865,687
Comstock Resources, Inc. (Toggle PIK), 10.00%, 3/15/20	485,000	485,000
CONSOL Energy, Inc., 5.875%, 4/15/22	1,258,000	1,276,870
Continental Resources, Inc., 5.00%, 9/15/22	371,000	378,420
Continental Resources, Inc., 3.80%, 6/1/24	655,000	635,350
Continental Resources, Inc., 4.90%, 6/1/44	245,000	223,563
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	250,219
Denbury Resources, Inc., 4.625%, 7/15/23	220,000	116,600
Diamondback Energy, Inc., 4.75%, 11/1/24	585,000	599,625
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	510,000	427,125
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	530,000	537,950
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	70,000	54,863
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	280,000	273,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	290,000	282,750
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	185,000	178,988
Gulfport Energy Corp., 6.00%, 10/15/24	305,000	308,813
Gulfport Energy Corp., 6.375%, 5/15/25	470,000	477,637
Halcon Resources Corp., 6.75%, 2/15/25(1)	830,000	863,200
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	243,900
Laredo Petroleum, Inc., 6.25%, 3/15/23	285,000	294,975
MEG Energy Corp., 7.00%, 3/31/24(1)	335,000	288,938
MEG Energy Corp., 6.50%, 1/15/25(1)	555,000	542,512

16

	Principal Amount	Value
Murphy Oil Corp., 4.70%, 12/1/22	$460,000	$463,450
Newfield Exploration Co., 5.75%, 1/30/22	280,000	300,300
Newfield Exploration Co., 5.375%, 1/1/26	140,000	148,047
Oasis Petroleum, Inc., 6.875%, 3/15/22	855,000	874,237
Petrobras Global Finance BV, 5.30%, 1/27/25(1)	437,000	436,891
QEP Resources, Inc., 5.375%, 10/1/22	865,000	854,187
Range Resources Corp., 5.75%, 6/1/21(1)	280,000	292,600
Range Resources Corp., 5.00%, 8/15/22(1)	415,000	416,556
Sanchez Energy Corp., 7.75%, 6/15/21	445,000	423,863
Sanchez Energy Corp., 6.125%, 1/15/23	335,000	289,775
SM Energy Co., 6.50%, 1/1/23	140,000	141,750
SM Energy Co., 5.00%, 1/15/24	365,000	345,838
Southwestern Energy Co., 6.70%, 1/23/25	555,000	564,712
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	385,000	388,850
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	547,250
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	525,000	541,406
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	468,000	499,590
Whiting Petroleum Corp., 5.75%, 3/15/21	1,260,000	1,241,100
WPX Energy, Inc., 6.00%, 1/15/22	415,000	431,081
WPX Energy, Inc., 8.25%, 8/1/23	235,000	264,669
YPF SA, 8.875%, 12/19/18	415,000	444,258
		23,023,029
Personal Products — 0.1%
Avon Products, Inc., 7.00%, 3/15/23	280,000	246,764
Pharmaceuticals — 2.4%
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	465,000	385,950
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	380,000	309,700
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	330,000	310,200
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	345,000	282,900
Quintiles IMS, Inc., 4.875%, 5/15/23(1)	475,000	496,375
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	665,000	666,662
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	740,000	742,546
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	360,000	354,150
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	485,000	474,694
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	870,000	765,600
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	230,000	245,525
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	910,000	801,937
		5,836,239
Professional Services — 0.1%
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	230,000	218,500
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	400,000	412,000
Semiconductors and Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	70,000	79,450
Advanced Micro Devices, Inc., 7.00%, 7/1/24	181,000	192,312
17

	Principal Amount	Value
Micron Technology, Inc., 5.25%, 8/1/23(1)	$410,000	$429,680
Micron Technology, Inc., 5.50%, 2/1/25	144,000	154,260
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	255,000	266,475
Sensata Technologies BV, 5.00%, 10/1/25(1)	138,000	146,149
		1,268,326
Software — 1.1%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	70,000	72,013
Infor US, Inc., 6.50%, 5/15/22	1,363,000	1,420,069
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	485,000	515,312
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	720,000	769,500
		2,776,894
Specialty Retail — 2.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	1,075,000	1,128,750
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	692,000	747,360
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	320,000	325,600
Herc Rentals, Inc., 7.50%, 6/1/22(1)	315,000	342,169
Hertz Corp. (The), 5.875%, 10/15/20	125,000	124,688
Hertz Corp. (The), 7.375%, 1/15/21	230,000	232,012
Hertz Corp. (The), 6.25%, 10/15/22	235,000	224,425
Michaels Stores, Inc., 5.875%, 12/15/20(1)	180,000	184,275
Party City Holdings, Inc., 6.125%, 8/15/23(1)	280,000	292,600
PetSmart, Inc., 5.875%, 6/1/25(1)	380,000	333,450
Rent-A-Center, Inc., 6.625%, 11/15/20	325,000	307,125
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	287,700
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	230,888
United Rentals North America, Inc., 4.625%, 7/15/23	550,000	576,125
United Rentals North America, Inc., 5.50%, 7/15/25	570,000	614,146
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	593,156
		6,544,469
Technology Hardware, Storage and Peripherals — 1.8%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	870,000	934,162
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	277,699
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	835,000	922,821
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	580,000	644,967
Dell, Inc., 5.875%, 6/15/19	150,000	158,273
EMC Corp., 2.65%, 6/1/20	280,000	277,286
NCR Corp., 5.00%, 7/15/22	480,000	493,200
Western Digital Corp., 7.375%, 4/1/23(1)	280,000	307,440
Western Digital Corp., 10.50%, 4/1/24	375,000	441,562
		4,457,410
Textiles, Apparel and Luxury Goods — 0.9%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	496,969
L Brands, Inc., 6.625%, 4/1/21	210,000	232,050
L Brands, Inc., 5.625%, 2/15/22	625,000	670,250
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	965,000	923,987
		2,323,256
Wireless Telecommunication Services — 2.3%
Sprint Communications, Inc., 7.00%, 8/15/20	325,000	355,914

18

	Principal Amount/Shares	Value
Sprint Communications, Inc., 6.00%, 11/15/22	$485,000	$523,654
Sprint Corp., 7.25%, 9/15/21	835,000	929,981
Sprint Corp., 7.875%, 9/15/23	380,000	441,750
Sprint Corp., 7.125%, 6/15/24	750,000	845,625
Sprint Corp., 7.625%, 2/15/25	280,000	322,700
T-Mobile USA, Inc., 6.125%, 1/15/22	105,000	109,463
T-Mobile USA, Inc., 6.625%, 4/1/23	895,000	944,243
T-Mobile USA, Inc., 6.375%, 3/1/25	555,000	598,956
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	492,281
		5,564,567
TOTAL CORPORATE BONDS (Cost $226,084,885)		233,193,618
COMMON STOCKS — 0.3%
Banks — 0.1%
CIT Group, Inc.	2,535	124,342
Energy Equipment and Services†
Basic Energy Services, Inc.(3)	2,961	57,147
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(3)	3,005	190,276
Media — 0.1%
Charter Communications, Inc., Class A(3)	1,311	476,444
Oil, Gas and Consumable Fuels†
Comstock Resources, Inc.(3)	647	3,934
TOTAL COMMON STOCKS (Cost $615,517)		852,143
ASSET-BACKED SECURITIES(4) — 0.3%
American Airlines Pass Through Trust, 7.00%, 7/31/19(1)	$147,548	149,946
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	248,295	271,262
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	235,084	250,658
TOTAL ASSET-BACKED SECURITIES (Cost $634,448)		671,866
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $280,000)	280,000	305,445
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $263,434)	2,949	261,753
TEMPORARY CASH INVESTMENTS(5) — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $4,446,166), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $4,360,032)		4,359,687
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,148,376	3,148,376
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,508,063)		7,508,063
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $235,386,347)		242,792,888
OTHER ASSETS AND LIABILITIES — 1.1%		2,606,225
TOTAL NET ASSETS — 100.0%		$245,399,113

19

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$850,000	$(2,675)	$(8,980)	$(11,655)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$850,000	(14,111)	(5,506)	(19,617)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$850,000	(18,750)	(2,082)	(20,832)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$850,000	(4,296)	(11,054)	(15,350)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$850,000	(9,020)	(6,444)	(15,464)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$850,000	(6,838)	(8,083)	(14,921)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$850,000	14,411	(30,084)	(15,673)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$850,000	(4,621)	(15,322)	(19,943)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$850,000	(10,677)	29,508	18,831
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$850,000	64,863	40,218	105,081
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$850,000	(9,020)	(5,235)	(14,255)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$850,000	(9,846)	(5,330)	(15,176)
					$(10,580)	$(28,394)	$(38,974)

20

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$3,000,000	$181,371	$53,446	$234,817

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security's coupon changes, based on current market conditions or underlying index.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $97,756,113, which represented 39.8% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Non-income producing.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $100,000.

(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

21

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $235,386,347)	$242,792,888
Cash	888
Deposits with broker for swap agreements	134,155
Receivable for investments sold	1,064,108
Receivable for capital shares sold	480,278
Receivable for variation margin on swap agreements	7,707
Swap agreements, at value (including net premiums paid (received) of $54,186)	123,912
Interest and dividends receivable	3,853,649
248,457,585

Liabilities
Payable for collateral received for swap agreements	100,000
Payable for investments purchased	1,711,929
Payable for capital shares redeemed	883,922
Swap agreements, at value (including net premiums paid (received) of $(64,766))	162,886
Accrued management fees	158,359
Distribution and service fees payable	11,382
Dividends payable	29,994
3,058,472

Net Assets	$245,399,113

Net Assets Consist of:
Capital paid in	$257,867,812
Distributions in excess of net investment income	(228,151)
Accumulated net realized loss	(19,672,141)
Net unrealized appreciation	7,431,593
$245,399,113

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$161,765,144	27,962,749	$5.79
I Class	$3,889,451	670,956	$5.80
Y Class	$5,167	892	$5.79
A Class	$15,119,940	2,611,411	$5.79*
C Class	$9,484,674	1,638,341	$5.79
R Class	$1,178,891	203,629	$5.79
R5 Class	$31,966,046	5,520,407	$5.79
R6 Class	$21,989,800	3,803,096	$5.78
*Maximum offering price $6.06 (net asset value divided by 0.955).

See Notes to Financial Statements.

22

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,322,088
Dividends	14,068
13,336,156

Expenses:
Management fees	1,690,702
Distribution and service fees:
A Class	20,467
C Class	48,673
R Class	3,449
Trustees' fees and expenses	16,328
Other expenses	5,598
1,785,217

Net investment income (loss)	11,550,939

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	18,162,281
Swap agreement transactions	450,395
18,612,676

Change in net unrealized appreciation (depreciation) on:
Investments	(11,283,231)
Swap agreements	(157,154)
(11,440,385)

Net realized and unrealized gain (loss)	7,172,291

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,723,230

See Notes to Financial Statements.

23

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$11,550,939	$48,719,483
Net realized gain (loss)	18,612,676	(8,029,728)
Change in net unrealized appreciation (depreciation)	(11,440,385)	69,307,831
Net increase (decrease) in net assets resulting from operations	18,723,230	109,997,586

Distributions to Shareholders
From net investment income:
Investor Class	(5,095,164)	(16,605,715)
I Class	(62,335)	—
Y Class	(128)	—
A Class	(395,725)	(1,165,088)
C Class	(199,133)	(422,743)
R Class	(31,628)	(67,673)
R5 Class	(4,809,399)	(27,560,811)
R6 Class	(1,153,984)	(3,874,829)
Decrease in net assets from distributions	(11,747,496)	(49,696,859)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(708,484,808)	(22,391,433)

Net increase (decrease) in net assets	(701,509,074)	37,909,294

Net Assets
Beginning of period	946,908,187	908,998,893
End of period	$245,399,113	$946,908,187

Distributions in excess of net investment income	$(228,151)	$(31,594)

See Notes to Financial Statements.

24

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)
1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class) and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

25

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, forward foreign currency exchange contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

26

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 5% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5425% to 0.6600%	0.2500% to 0.3100%	0.84%
I Class		0.1500% to 0.2100%	0.74%
Y Class		0.0500% to 0.1100%	0.64%
A Class		0.2500% to 0.3100%	0.84%
C Class		0.2500% to 0.3100%	0.84%
R Class		0.2500% to 0.3100%	0.84%
R5 Class		0.0500% to 0.1100%	0.64%
R6 Class		0.0000% to 0.0600%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

27

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $702,473 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $1,720 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $56,157,481 and $62,415,335, respectively.

For the period ended September 30, 2017, the fund incurred net realized gains of $18,706,569 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

28

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,978,422	$51,745,229	27,751,867	$156,418,859
Issued in reinvestment of distributions	746,130	4,306,380	2,842,287	16,020,140
Redeemed	(31,866,716)	(183,804,860)	(44,766,246)	(250,338,594)
	(22,142,164)	(127,753,251)	(14,172,092)	(77,899,595)
I Class			N/A
Sold	738,529	4,276,614
Issued in reinvestment of distributions	10,355	59,930
Redeemed	(77,928)	(451,177)
	670,956	3,885,367
Y Class			N/A
Sold	870	5,000
Issued in reinvestment of distributions	22	128
	892	5,128
A Class
Sold	237,857	1,369,556	983,220	5,564,253
Issued in reinvestment of distributions	63,982	369,657	198,337	1,118,549
Redeemed	(1,556,706)	(8,944,875)	(1,904,997)	(10,704,231)
	(1,254,867)	(7,205,662)	(723,440)	(4,021,429)
C Class
Sold	51,560	297,356	333,610	1,886,645
Issued in reinvestment of distributions	30,787	177,832	66,554	375,612
Redeemed	(185,413)	(1,068,583)	(466,645)	(2,630,503)
	(103,066)	(593,395)	(66,481)	(368,246)
R Class
Sold	31,035	178,840	66,046	373,620
Issued in reinvestment of distributions	5,338	30,842	11,955	67,448
Redeemed	(97,159)	(560,400)	(116,470)	(645,940)
	(60,786)	(350,718)	(38,469)	(204,872)
R5 Class
Sold	1,855,109	10,634,732	11,326,800	64,036,378
Issued in reinvestment of distributions	488,643	2,820,625	4,820,237	27,222,346
Redeemed	(90,550,016)	(522,509,340)	(10,621,010)	(59,934,476)
	(88,206,264)	(509,053,983)	5,526,027	31,324,248
R6 Class
Sold	955,710	5,499,361	7,219,322	40,632,833
Issued in reinvestment of distributions	165,146	952,465	690,468	3,874,829
Redeemed	(12,802,770)	(73,870,120)	(2,795,383)	(15,729,201)
	(11,681,914)	(67,418,294)	5,114,407	28,778,461
Net increase (decrease)	(122,777,213)	$(708,484,808)	(4,360,048)	$(22,391,433)

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class and Y Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$233,193,618	—
Common Stocks	$852,143	—	—
Asset-Backed Securities	—	671,866	—
Sovereign Governments and Agencies	—	305,445	—
Exchange-Traded Funds	261,753	—	—
Temporary Cash Investments	3,148,376	4,359,687	—
	$4,262,272	$238,530,616	—
Other Financial Instruments
Swap Agreements	—	$358,729	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$162,886	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap

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agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $23,850,000.

Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$7,707	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	123,912	Swap agreements	$162,886
		$131,619		$162,886

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$450,395	Change in net unrealized appreciation (depreciation) on swap agreements	$(157,154)

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$235,493,643
Gross tax appreciation of investments	$11,599,978
Gross tax depreciation of investments	(4,300,733)
Net tax appreciation (depreciation) of investments	$7,299,245

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(3,342,655) and accumulated long-term capital losses of $(34,519,399), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$5.73	0.14	0.07	0.21	(0.15)	—	(0.15)	$5.79	3.65%	0.85%(4)	4.96%(4)	13%	$161,765
2017	$5.36	0.29	0.37	0.66	(0.29)	—	(0.29)	$5.73	12.62%	0.85%	5.13%	29%	$287,088
2016	$5.92	0.30	(0.55)	(0.25)	(0.31)	—	(0.31)	$5.36	(4.30)%	0.85%	5.36%	24%	$344,505
2015	$6.24	0.32	(0.26)	0.06	(0.33)	(0.05)	(0.38)	$5.92	0.97%	0.85%	5.29%	34%	$305,901
2014	$6.29	0.36	0.01	0.37	(0.36)	(0.06)	(0.42)	$6.24	6.08%	0.85%	5.73%	27%	$301,950
2013	$6.04	0.38	0.31	0.69	(0.38)	(0.06)	(0.44)	$6.29	11.92%	0.85%	6.14%	28%	$325,228
I Class
2017(5)	$5.75	0.14	0.05	0.19	(0.14)	—	(0.14)	$5.80	3.37%	0.75%(4)	5.09%(4)	13%(6)	$3,889
Y Class
2017(5)	$5.75	0.14	0.04	0.18	(0.14)	—	(0.14)	$5.79	3.24%	0.65%(4)	5.19%(4)	13%(6)	$5
A Class
2017(3)	$5.73	0.14	0.06	0.20	(0.14)	—	(0.14)	$5.79	3.52%	1.10%(4)	4.71%(4)	13%	$15,120
2017	$5.36	0.28	0.37	0.65	(0.28)	—	(0.28)	$5.73	12.35%	1.10%	4.88%	29%	$22,166
2016	$5.92	0.28	(0.55)	(0.27)	(0.29)	—	(0.29)	$5.36	(4.54)%	1.10%	5.11%	24%	$24,610
2015	$6.24	0.31	(0.27)	0.04	(0.31)	(0.05)	(0.36)	$5.92	0.72%	1.10%	5.04%	34%	$34,928
2014	$6.29	0.34	0.02	0.36	(0.35)	(0.06)	(0.41)	$6.24	5.82%	1.10%	5.48%	27%	$50,020
2013	$6.04	0.36	0.32	0.68	(0.37)	(0.06)	(0.43)	$6.29	11.64%	1.10%	5.89%	28%	$54,563

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$5.73	0.12	0.06	0.18	(0.12)	—	(0.12)	$5.79	3.13%	1.85%(4)	3.96%(4)	13%	$9,485
2017	$5.36	0.23	0.38	0.61	(0.24)	—	(0.24)	$5.73	11.51%	1.85%	4.13%	29%	$9,985
2016	$5.92	0.24	(0.55)	(0.31)	(0.25)	—	(0.25)	$5.36	(5.25)%	1.85%	4.36%	24%	$9,695
2015	$6.24	0.26	(0.26)	—	(0.27)	(0.05)	(0.32)	$5.92	(0.03)%	1.85%	4.29%	34%	$14,555
2014	$6.29	0.29	0.02	0.31	(0.30)	(0.06)	(0.36)	$6.24	5.03%	1.85%	4.73%	27%	$21,786
2013	$6.04	0.32	0.31	0.63	(0.32)	(0.06)	(0.38)	$6.29	10.81%	1.85%	5.14%	28%	$23,797
R Class
2017(3)	$5.73	0.13	0.06	0.19	(0.13)	—	(0.13)	$5.79	3.39%	1.35%(4)	4.46%(4)	13%	$1,179
2017	$5.36	0.26	0.38	0.64	(0.27)	—	(0.27)	$5.73	12.06%	1.35%	4.63%	29%	$1,516
2016	$5.92	0.27	(0.55)	(0.28)	(0.28)	—	(0.28)	$5.36	(4.78)%	1.35%	4.86%	24%	$1,624
2015	$6.24	0.29	(0.26)	0.03	(0.30)	(0.05)	(0.35)	$5.92	0.47%	1.35%	4.79%	34%	$1,832
2014	$6.29	0.33	0.01	0.34	(0.33)	(0.06)	(0.39)	$6.24	5.55%	1.35%	5.23%	27%	$1,987
2013	$6.04	0.35	0.31	0.66	(0.35)	(0.06)	(0.41)	$6.29	11.37%	1.35%	5.64%	28%	$2,312
R5 Class(7)
2017(3)	$5.73	0.15	0.06	0.21	(0.15)	—	(0.15)	$5.79	3.75%	0.65%(4)	5.16%(4)	13%	$31,966
2017	$5.36	0.30	0.38	0.68	(0.31)	—	(0.31)	$5.73	12.85%	0.65%	5.33%	29%	$537,457
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.11)%	0.65%	5.56%	24%	$473,014
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.18%	0.65%	5.49%	34%	$404,881
2014	$6.29	0.37	0.01	0.38	(0.37)	(0.06)	(0.43)	$6.24	6.29%	0.65%	5.93%	27%	$357,390
2013	$6.04	0.39	0.32	0.71	(0.40)	(0.06)	(0.46)	$6.29	12.14%	0.65%	6.34%	28%	$282,497

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(3)	$5.73	0.15	0.05	0.20	(0.15)	—	(0.15)	$5.78	3.60%	0.60%(4)	5.21%(4)	13%	$21,990
2017	$5.36	0.30	0.38	0.68	(0.31)	—	(0.31)	$5.73	12.90%	0.60%	5.38%	29%	$88,697
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.06)%	0.60%	5.61%	24%	$55,552
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.23%	0.60%	5.54%	34%	$40,362
2014(8)	$6.20	0.25	0.10	0.35	(0.25)	(0.06)	(0.31)	$6.24	5.78%	0.60%(4)	5.95%(4)	27%(9)	$4,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(7)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

(8)	July 26, 2013 (commencement of sale) through March 31, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

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In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for

37

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was

38

below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

39

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 1711

Semiannual Report

September 30, 2017

NT Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	6.0 years
Weighted Average Life	8.0 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	34.9%
U.S. Treasury Securities	27.6%
U.S. Government Agency Mortgage-Backed Securities	24.9%
Collateralized Mortgage Obligations	8.2%
Asset-Backed Securities	5.7%
Commercial Mortgage-Backed Securities	4.4%
U.S. Government Agency Securities	1.6%
Municipal Securities	1.2%
Sovereign Governments and Agencies	1.0%
Temporary Cash Investments	3.4%
Other Assets and Liabilities	(12.9)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,024.70	$1.27	0.25%
Hypothetical
G Class	$1,000	$1,023.82	$1.27	0.25%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 34.9%
Aerospace and Defense — 0.4%
Boeing Co. (The), 2.20%, 10/30/22	$1,660,000	$1,652,683
Lockheed Martin Corp., 3.55%, 1/15/26	4,450,000	4,612,341
Lockheed Martin Corp., 3.80%, 3/1/45	1,320,000	1,292,537
Rockwell Collins, Inc., 4.35%, 4/15/47	750,000	779,620
United Technologies Corp., 6.05%, 6/1/36	730,000	925,752
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,765,814
United Technologies Corp., 3.75%, 11/1/46	1,130,000	1,091,859
		12,120,606
Auto Components — 0.1%
Tenneco, Inc., 5.00%, 7/15/26	1,620,000	1,664,550
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,850,000	1,917,062
		3,581,612
Automobiles — 1.2%
Ford Motor Co., 4.35%, 12/8/26	2,300,000	2,394,497
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	5,750,000	5,864,285
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,156,992
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,295,731
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	3,280,000	3,650,669
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,200,415
General Motors Co., 5.15%, 4/1/38	1,800,000	1,850,457
General Motors Financial Co., Inc., 3.25%, 5/15/18	2,280,000	2,300,743
General Motors Financial Co., Inc., 3.10%, 1/15/19	2,910,000	2,951,747
General Motors Financial Co., Inc., 3.15%, 1/15/20	3,050,000	3,104,497
General Motors Financial Co., Inc., 3.20%, 7/6/21	2,810,000	2,861,195
General Motors Financial Co., Inc., 5.25%, 3/1/26	3,080,000	3,347,900
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	1,260,000	1,285,200
		37,264,328
Banks — 5.4%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(1)	2,200,000	2,213,750
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,433,808
Bank of America Corp., MTN, 5.625%, 7/1/20	5,680,000	6,187,614
Bank of America Corp., MTN, 4.00%, 4/1/24	2,370,000	2,505,175
Bank of America Corp., MTN, 4.20%, 8/26/24	3,070,000	3,229,251
Bank of America Corp., MTN, 4.00%, 1/22/25	3,140,000	3,251,222
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	965,256
Bank of America Corp., MTN, VRN, 2.37%, 7/21/20(8)	3,070,000	3,071,731
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(8)	4,310,000	4,307,686
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(8)	2,220,000	2,281,540
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(8)	1,230,000	1,335,389
Bank of America N.A., 6.00%, 10/15/36	650,000	829,850
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,550,000	1,553,286

4

	Principal Amount	Value
Barclays Bank plc, 5.14%, 10/14/20	$1,500,000	$1,605,180
Barclays plc, 4.375%, 1/12/26	1,500,000	1,568,151
Barclays plc, 4.95%, 1/10/47	1,100,000	1,206,262
BPCE SA, 3.00%, 5/22/22(1)	2,060,000	2,074,055
BPCE SA, 5.15%, 7/21/24(1)	1,870,000	2,018,163
Branch Banking & Trust Co., 3.625%, 9/16/25	813,000	846,214
Branch Banking & Trust Co., 3.80%, 10/30/26	1,300,000	1,370,423
Capital One Financial Corp., 4.20%, 10/29/25	3,515,000	3,616,823
Capital One N.A., 2.35%, 8/17/18	1,600,000	1,606,946
Citibank N.A., 1.85%, 9/18/19	4,620,000	4,620,094
Citigroup, Inc., 2.55%, 4/8/19	1,250,000	1,261,114
Citigroup, Inc., 2.90%, 12/8/21	2,700,000	2,735,183
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,334,790
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,467,897
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,183,652
Citigroup, Inc., 4.45%, 9/29/27	10,890,000	11,530,198
Commerzbank AG, 8.125%, 9/19/23(1)	690,000	839,813
Cooperatieve Rabobank UA, 3.875%, 2/8/22	2,270,000	2,407,274
Cooperatieve Rabobank UA, 3.95%, 11/9/22	980,000	1,029,362
Fifth Third Bancorp, 4.30%, 1/16/24	750,000	795,298
Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,863,031
HBOS plc, MTN, 6.75%, 5/21/18(1)	2,280,000	2,348,148
HSBC Bank plc, 4.125%, 8/12/20(1)	4,502,000	4,743,234
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	524,331
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,358,972
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)	1,200,000	1,203,930
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	770,000	783,657
JPMorgan Chase & Co., 2.25%, 1/23/20	4,860,000	4,886,620
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,879,242
JPMorgan Chase & Co., 4.625%, 5/10/21	6,860,000	7,408,294
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	4,008,352
JPMorgan Chase & Co., 3.875%, 9/10/24	3,130,000	3,259,866
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,773,232
JPMorgan Chase & Co., 4.95%, 6/1/45	2,050,000	2,336,710
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(8)	3,800,000	3,837,608
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(8)	2,000,000	2,016,281
KeyBank N.A., MTN, 3.40%, 5/20/26	1,950,000	1,943,389
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	1,820,000	1,936,342
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,367,876
Royal Bank of Canada, MTN, 2.125%, 3/2/20	4,530,000	4,550,649
SunTrust Bank, 3.30%, 5/15/26	1,950,000	1,930,072
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	3,400,000	3,559,827
U.S. Bancorp, MTN, 3.00%, 3/15/22	2,150,000	2,216,581
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,910,000	1,988,033
U.S. Bank N.A., 2.80%, 1/27/25	1,270,000	1,262,672
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,892,492
Wells Fargo & Co., 4.125%, 8/15/23	760,000	804,907

5

	Principal Amount	Value
Wells Fargo & Co., 3.00%, 4/22/26	$1,000,000	$982,951
Wells Fargo & Co., 5.61%, 1/15/44	366,000	443,772
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	7,018,678
Wells Fargo & Co., MTN, 3.55%, 9/29/25	1,900,000	1,951,779
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,700,000	2,808,439
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,666,741
Wells Fargo & Co., MTN, 4.75%, 12/7/46	1,150,000	1,264,887
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(8)	1,100,000	1,115,071
		173,219,116
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/19	5,450,000	5,465,416
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	5,890,000	6,111,881
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	4,410,000	4,568,456
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	4,460,000	5,096,148
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,440,000	2,621,333
Constellation Brands, Inc., 4.75%, 12/1/25	3,500,000	3,826,418
Molson Coors Brewing Co., 3.00%, 7/15/26	3,570,000	3,477,199
		31,166,851
Biotechnology — 1.6%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,675,192
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,288,868
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,228,463
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,880,579
Amgen, Inc., 2.20%, 5/22/19	4,600,000	4,622,736
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,923,654
Amgen, Inc., 4.66%, 6/15/51	2,183,000	2,403,335
Biogen, Inc., 2.90%, 9/15/20	6,010,000	6,166,296
Biogen, Inc., 3.625%, 9/15/22	2,660,000	2,793,446
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,571,895
Celgene Corp., 3.625%, 5/15/24	850,000	886,505
Celgene Corp., 3.875%, 8/15/25	3,650,000	3,856,169
Celgene Corp., 5.00%, 8/15/45	870,000	986,801
Gilead Sciences, Inc., 1.85%, 9/20/19	2,020,000	2,022,158
Gilead Sciences, Inc., 4.40%, 12/1/21	2,970,000	3,214,306
Gilead Sciences, Inc., 3.65%, 3/1/26	5,430,000	5,673,875
Gilead Sciences, Inc., 4.15%, 3/1/47	1,000,000	1,032,565
		53,226,843
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,860,000	1,994,664
Masco Corp., 4.375%, 4/1/26	700,000	746,900
		2,741,564
Capital Markets — 0.1%
Jefferies Group LLC, 4.85%, 1/15/27	1,740,000	1,829,051
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	950,000	1,005,812
Dow Chemical Co. (The), 4.375%, 11/15/42	1,620,000	1,652,801
Ecolab, Inc., 4.35%, 12/8/21	2,090,000	2,262,116
LyondellBasell Industries NV, 5.00%, 4/15/19	892,000	925,749

6

	Principal Amount	Value
Sherwin-Williams Co. (The), 3.45%, 6/1/27	$1,400,000	$1,408,733
		7,255,211
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,992,657
Waste Management, Inc., 4.10%, 3/1/45	1,740,000	1,844,885
		3,837,542
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22	1,520,000	1,571,659
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,460,000	1,467,300
		3,038,959
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,125,759
Consumer Finance — 1.2%
American Express Co., 1.55%, 5/22/18	1,530,000	1,529,743
American Express Co., 3.625%, 12/5/24	1,500,000	1,550,309
American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,526,753
American Express Credit Corp., MTN, 2.60%, 9/14/20	810,000	823,234
American Express Credit Corp., MTN, 2.25%, 5/5/21	3,985,000	3,980,316
American Express Credit Corp., MTN, 3.30%, 5/3/27	1,280,000	1,293,120
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,397,423
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,604,867
CIT Group, Inc., 5.00%, 8/15/22	2,220,000	2,408,034
Discover Bank, 3.45%, 7/27/26	3,730,000	3,672,000
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	920,000	976,350
IHS Markit Ltd., 4.75%, 2/15/25(1)	1,770,000	1,898,325
PNC Bank N.A., 1.95%, 3/4/19	2,500,000	2,506,969
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,213,508
PNC Bank N.A., MTN, 2.30%, 6/1/20	4,640,000	4,676,776
Synchrony Financial, 2.60%, 1/15/19	2,280,000	2,295,109
Synchrony Financial, 3.00%, 8/15/19	500,000	508,338
Visa, Inc., 2.75%, 9/15/27	1,750,000	1,720,294
		39,581,468
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	1,520,000	1,559,900
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,340,000	2,468,700
WestRock RKT Co., 4.00%, 3/1/23	1,910,000	2,013,502
		6,042,102
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	665,132
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	847,988
George Washington University (The), 3.55%, 9/15/46	960,000	910,285
		2,423,405
Diversified Financial Services — 3.1%
Ally Financial, Inc., 3.60%, 5/21/18	1,630,000	1,644,588
Ally Financial, Inc., 3.50%, 1/27/19	1,080,000	1,098,900
Ally Financial, Inc., 4.625%, 3/30/25	1,420,000	1,494,550
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,664,719

7

	Principal Amount	Value
BNP Paribas SA, 4.375%, 9/28/25(1)	$1,550,000	$1,610,557
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,643,838
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,618,841
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	8,600,000	8,685,459
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,800,000	1,965,754
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	5,480,000	5,505,800
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	5,440,000	5,843,967
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,590,000	5,153,884
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,578,502
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	2,000,000	2,087,878
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	3,500,000	3,512,889
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,080,000	1,238,540
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	1,910,000	2,141,469
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(8)	2,000,000	2,004,156
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,994,936
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,677,191
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,238,011
HSBC Holdings plc, VRN, 3.26%, 3/13/22(8)	1,520,000	1,551,954
Morgan Stanley, 2.75%, 5/19/22	1,600,000	1,607,070
Morgan Stanley, 4.375%, 1/22/47	840,000	895,955
Morgan Stanley, MTN, 5.625%, 9/23/19	8,010,000	8,558,078
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,539,651
Morgan Stanley, MTN, 4.00%, 7/23/25	9,200,000	9,705,504
Morgan Stanley, VRN, 3.97%, 7/22/37(8)	920,000	933,019
S&P Global, Inc., 3.30%, 8/14/20	870,000	892,892
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	4,800,000	4,918,315
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)	950,000	999,968
		101,006,835
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 2.30%, 3/11/19	3,820,000	3,844,548
AT&T, Inc., 5.00%, 3/1/21	2,000,000	2,160,744
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,911,922
AT&T, Inc., 3.60%, 2/17/23	1,750,000	1,802,105
AT&T, Inc., 3.40%, 5/15/25	9,410,000	9,274,838
AT&T, Inc., 3.90%, 8/14/27	6,270,000	6,289,847
AT&T, Inc., 6.55%, 2/15/39	300,000	362,862
AT&T, Inc., 4.75%, 5/15/46	1,300,000	1,256,461
AT&T, Inc., 5.45%, 3/1/47	2,110,000	2,239,080
AT&T, Inc., 5.15%, 2/14/50	1,540,000	1,557,870
British Telecommunications plc, 5.95%, 1/15/18	3,260,000	3,299,804
CenturyLink, Inc., 6.15%, 9/15/19	620,000	652,550
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(1)	4,700,000	4,707,997
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)	2,500,000	2,533,143
Frontier Communications Corp., 8.50%, 4/15/20	690,000	671,025
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	5,000,000	5,047,385

8

	Principal Amount	Value
Orange SA, 4.125%, 9/14/21	$1,470,000	$1,570,347
Orange SA, 5.50%, 2/6/44	630,000	760,272
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,389,809
Telefonica Emisiones SAU, 4.10%, 3/8/27	1,450,000	1,502,488
Telefonica Emisiones SAU, 5.21%, 3/8/47	900,000	993,797
Verizon Communications, Inc., 2.45%, 11/1/22	1,000,000	993,234
Verizon Communications, Inc., 2.625%, 8/15/26	1,450,000	1,360,560
Verizon Communications, Inc., 4.125%, 3/16/27	1,210,000	1,265,215
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,892,602
Verizon Communications, Inc., 4.86%, 8/21/46	3,071,000	3,137,399
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,323,782
		65,801,686
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(1)	970,000	968,671
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	420,000	354,900
Halliburton Co., 3.80%, 11/15/25	2,260,000	2,330,274
		2,685,174
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26	2,923,000	2,893,684
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	780,000	788,483
Boston Properties LP, 3.65%, 2/1/26	1,460,000	1,490,387
Crown Castle International Corp., 5.25%, 1/15/23	2,474,000	2,741,052
Crown Castle International Corp., 4.45%, 2/15/26	1,030,000	1,092,148
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24(1)	1,540,000	1,624,700
Essex Portfolio LP, 3.625%, 8/15/22	710,000	734,852
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,234,847
Hospitality Properties Trust, 4.65%, 3/15/24	1,480,000	1,550,678
Hudson Pacific Properties LP, 3.95%, 11/1/27(3)	1,710,000	1,706,361
Kilroy Realty LP, 3.80%, 1/15/23	1,650,000	1,701,003
Kilroy Realty LP, 4.375%, 10/1/25	970,000	1,020,508
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	2,001,986
Simon Property Group LP, 3.25%, 11/30/26	1,290,000	1,285,133
Ventas Realty LP, 4.125%, 1/15/26	720,000	750,874
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,416,426
Welltower, Inc., 3.75%, 3/15/23	2,030,000	2,114,854
		27,147,976
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,935,866
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,349,213
CVS Health Corp., 5.125%, 7/20/45	1,750,000	2,019,269
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,677,020
Kroger Co. (The), 3.70%, 8/1/27	1,280,000	1,268,928
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,213,512
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	4,090,000	4,060,220
Sysco Corp., 3.30%, 7/15/26	900,000	909,026

9

	Principal Amount	Value
Target Corp., 2.50%, 4/15/26	$2,870,000	$2,755,077
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	528,180
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	3,229,036
		22,945,347
Food Products — 0.2%
Kraft Heinz Foods Co., 3.95%, 7/15/25	1,880,000	1,938,799
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	1,076,966
Kraft Heinz Foods Co., 4.375%, 6/1/46	860,000	846,190
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	2,130,000	2,231,175
		6,093,130
Gas Utilities — 1.7%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	770,000	814,275
Boardwalk Pipelines LP, 4.45%, 7/15/27	960,000	978,980
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	553,473
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,299,368
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,684,445
Enbridge, Inc., 4.50%, 6/10/44	1,060,000	1,069,717
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,233,063
Energy Transfer LP, 4.15%, 10/1/20	1,220,000	1,274,770
Energy Transfer LP, 3.60%, 2/1/23	2,370,000	2,412,220
Energy Transfer LP, 4.90%, 3/15/35	1,600,000	1,593,840
Energy Transfer LP, 6.50%, 2/1/42	420,000	476,486
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,537,207
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	3,823,868
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18(8)	1,220,000	1,238,300
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,023,851
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	3,118,304
Kinder Morgan, Inc., 5.55%, 6/1/45	800,000	865,538
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,225,535
MPLX LP, 4.875%, 6/1/25	3,720,000	3,993,957
MPLX LP, 5.20%, 3/1/47	500,000	525,194
ONEOK, Inc., 4.00%, 7/13/27	2,070,000	2,098,911
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,750,488
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,520,000	6,096,413
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,997,193
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	1,170,000	1,162,404
Williams Cos., Inc. (The), 3.70%, 1/15/23	830,000	830,000
Williams Partners LP, 4.125%, 11/15/20	2,550,000	2,671,328
Williams Partners LP, 5.10%, 9/15/45	2,130,000	2,246,014
		53,595,142
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 2.00%, 9/15/18	770,000	772,152
Abbott Laboratories, 3.75%, 11/30/26	5,200,000	5,343,637
Becton Dickinson and Co., 3.73%, 12/15/24	2,900,000	2,965,751
Becton Dickinson and Co., 3.70%, 6/6/27	1,480,000	1,494,558

10

	Principal Amount	Value
Medtronic, Inc., 2.50%, 3/15/20	$1,460,000	$1,482,377
Medtronic, Inc., 3.50%, 3/15/25	4,755,000	4,962,173
Medtronic, Inc., 4.375%, 3/15/35	1,530,000	1,686,591
Stryker Corp., 3.50%, 3/15/26	1,140,000	1,172,170
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,022,458
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	1,720,000	1,685,966
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,200,000	1,422,861
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	1,010,408
		25,021,102
Health Care Providers and Services — 0.9%
Cardinal Health, Inc., 1.95%, 6/14/19	4,640,000	4,646,174
Duke University Health System, Inc., 3.92%, 6/1/47	1,450,000	1,483,913
Express Scripts Holding Co., 3.40%, 3/1/27	1,460,000	1,441,577
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,726,450
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,037,500
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	906,836
Kaiser Foundation Hospitals, 4.15%, 5/1/47	840,000	901,640
Mylan NV, 3.95%, 6/15/26	950,000	968,558
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,098,512
NYU Hospitals Center, 4.43%, 7/1/42	400,000	419,608
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	1,459,000	1,446,234
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,518,675
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,995,302
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,803,421
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,681,344
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,700,000	1,763,750
		27,839,494
Hotels, Restaurants and Leisure — 0.3%
Aramark Services, Inc., 5.00%, 4/1/25(1)	840,000	900,900
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,940,000	1,983,650
International Game Technology plc, 6.25%, 2/15/22(1)	1,400,000	1,554,700
McDonald's Corp., MTN, 3.375%, 5/26/25	1,670,000	1,716,320
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,182,667
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,560,000	1,730,636
		9,068,873
Household Durables — 0.5%
D.R. Horton, Inc., 3.625%, 2/15/18	1,450,000	1,452,737
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	739,637
Lennar Corp., 4.75%, 12/15/17	1,470,000	1,473,675
Lennar Corp., 4.75%, 4/1/21	1,880,000	1,985,750
Lennar Corp., 4.50%, 4/30/24	1,280,000	1,321,318
M.D.C. Holdings, Inc., 5.50%, 1/15/24	850,000	919,870
Newell Brands, Inc., 4.20%, 4/1/26	3,250,000	3,424,676
Newell Brands, Inc., 5.50%, 4/1/46	1,680,000	1,990,596
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	783,900
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	855,000	877,444
		14,969,603

11

	Principal Amount	Value
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	$1,130,000	$1,178,810
General Electric Co., 2.70%, 10/9/22	1,090,000	1,111,073
General Electric Co., 4.125%, 10/9/42	1,650,000	1,743,705
General Electric Co., MTN, 4.375%, 9/16/20	1,547,000	1,657,260
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	1,240,000	1,280,961
		6,971,809
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	3,290,000	3,367,548
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,995,100
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,433,151
American International Group, Inc., 4.50%, 7/16/44	800,000	842,777
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,580,000	2,667,552
Berkshire Hathaway, Inc., 2.75%, 3/15/23	2,210,000	2,244,396
Berkshire Hathaway, Inc., 4.50%, 2/11/43	1,190,000	1,332,466
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,020,000	2,053,799
Chubb INA Holdings, Inc., 3.35%, 5/3/26	820,000	841,271
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,731,572
International Lease Finance Corp., 6.25%, 5/15/19	860,000	914,347
Markel Corp., 4.90%, 7/1/22	1,400,000	1,529,580
Markel Corp., 3.625%, 3/30/23	1,650,000	1,699,210
MetLife, Inc., 4.125%, 8/13/42	450,000	464,307
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	1,790,000	1,824,672
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,880,152
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	208,956
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	2,140,000	2,612,928
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,224,377
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,188,089
WR Berkley Corp., 4.75%, 8/1/44	720,000	747,799
		38,804,049
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,000,000	2,017,568
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,633,087
Amazon.com, Inc., 3.80%, 12/5/24	1,000,000	1,070,035
Amazon.com, Inc., 3.15%, 8/22/27(1)	3,610,000	3,631,377
Amazon.com, Inc., 3.875%, 8/22/37(1)	930,000	942,893
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,393,787
		12,688,747
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,674,586
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,980,808
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,730,000	1,832,440
		7,487,834
Machinery — 0.3%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	3,730,000	3,719,862
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,115,651
12

	Principal Amount	Value
John Deere Capital Corp., MTN, 1.95%, 6/22/20	$1,970,000	$1,972,415
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	589,187
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,676,412
		9,073,527
Media — 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	2,400,000	2,475,980
21st Century Fox America, Inc., 6.90%, 8/15/39	510,000	690,189
21st Century Fox America, Inc., 4.75%, 9/15/44	900,000	963,201
21st Century Fox America, Inc., 4.75%, 11/15/46	300,000	320,902
CBS Corp., 3.50%, 1/15/25	1,860,000	1,894,723
CBS Corp., 4.85%, 7/1/42	360,000	381,469
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	7,240,000	7,749,297
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	1,140,000	1,344,386
Comcast Corp., 3.15%, 3/1/26	3,070,000	3,070,463
Comcast Corp., 4.40%, 8/15/35	960,000	1,042,275
Comcast Corp., 6.40%, 5/15/38	790,000	1,043,653
Comcast Corp., 4.75%, 3/1/44	2,150,000	2,407,702
Discovery Communications LLC, 5.625%, 8/15/19	392,000	415,834
Discovery Communications LLC, 3.95%, 3/20/28	4,900,000	4,896,907
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,610,000	1,693,575
Lamar Media Corp., 5.375%, 1/15/24	1,880,000	1,988,100
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,030,264
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,515,081
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,410,000	1,464,638
Omnicom Group, Inc., 3.60%, 4/15/26	2,320,000	2,342,060
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	850,000	898,875
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,972,800
Time Warner Cable LLC, 6.75%, 7/1/18	1,150,000	1,191,007
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	541,463
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	798,593
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,712,786
Time Warner, Inc., 3.60%, 7/15/25	3,610,000	3,627,557
Time Warner, Inc., 3.80%, 2/15/27	1,200,000	1,202,491
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,156,202
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,250,219
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,892,437
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,900,000	1,985,500
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	840,000	773,280
		61,733,909
Metals and Mining — 0.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	668,928
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	1,500,000	1,621,379
Southern Copper Corp., 5.25%, 11/8/42	750,000	797,854
Steel Dynamics, Inc., 4.125%, 9/15/25(1)	2,200,000	2,223,364
Steel Dynamics, Inc., 5.00%, 12/15/26	900,000	963,000

13

	Principal Amount	Value
Vale Overseas Ltd., 6.25%, 8/10/26	$2,210,000	$2,519,400
		8,793,925
Multi-Utilities — 1.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,619,887
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,605,576
CMS Energy Corp., 8.75%, 6/15/19	890,000	987,772
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	907,797
Dominion Energy, Inc., 6.40%, 6/15/18	810,000	835,797
Dominion Energy, Inc., 2.75%, 9/15/22	540,000	542,346
Dominion Energy, Inc., 3.625%, 12/1/24	2,720,000	2,816,450
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,460,068
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,302,069
Duke Energy Corp., 2.65%, 9/1/26	2,520,000	2,413,621
Duke Energy Corp., 3.15%, 8/15/27	790,000	784,466
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	630,096
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,431,931
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,026,274
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	534,300
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	510,829
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,379,167
Exelon Corp., 4.45%, 4/15/46	1,300,000	1,366,114
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,337,508
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	419,126
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,334,169
FirstEnergy Corp., 4.85%, 7/15/47	840,000	884,531
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,002,085
Georgia Power Co., 4.30%, 3/15/42	410,000	431,162
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,313,156
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,210,000	3,298,713
NiSource Finance Corp., 5.65%, 2/1/45	1,310,000	1,594,401
Pacific Gas & Electric Co., 4.00%, 12/1/46	2,217,000	2,328,213
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,062,293
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,346,112
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,225,143
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,681,602
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	929,453
Southern Power Co., 5.15%, 9/15/41	590,000	643,759
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	927,021
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,153,394
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,014,444
		48,080,845
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	887,246
Oil, Gas and Consumable Fuels — 2.5%
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	634,713
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,490,000	1,663,978
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	990,274

14

	Principal Amount	Value
Antero Resources Corp., 5.00%, 3/1/25	$2,200,000	$2,244,000
Apache Corp., 4.75%, 4/15/43	1,220,000	1,230,600
BP Capital Markets plc, 4.50%, 10/1/20	360,000	385,493
BP Capital Markets plc, 2.75%, 5/10/23	2,600,000	2,609,823
Cenovus Energy, Inc., 4.25%, 4/15/27(1)	1,160,000	1,151,873
Chevron Corp., 2.10%, 5/16/21	2,750,000	2,752,148
Cimarex Energy Co., 4.375%, 6/1/24	2,600,000	2,753,503
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21	5,000,000	5,263,810
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,097,868
Concho Resources, Inc., 4.375%, 1/15/25	1,750,000	1,846,250
Concho Resources, Inc., 4.875%, 10/1/47	520,000	543,265
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,250,000	1,628,688
Ecopetrol SA, 5.875%, 5/28/45	690,000	677,063
Encana Corp., 6.50%, 2/1/38	2,280,000	2,705,683
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,517,746
Exxon Mobil Corp., 2.71%, 3/6/25	1,600,000	1,607,487
Exxon Mobil Corp., 3.04%, 3/1/26	3,400,000	3,467,389
Hess Corp., 6.00%, 1/15/40	1,610,000	1,687,304
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,779,818
Marathon Oil Corp., 5.20%, 6/1/45	850,000	858,651
Newfield Exploration Co., 5.75%, 1/30/22	2,380,000	2,552,550
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,192,602
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	516,960
Petroleos Mexicanos, 3.50%, 7/23/20	5,000,000	5,117,500
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	914,588
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	128,375
Petroleos Mexicanos, 4.625%, 9/21/23	4,500,000	4,659,300
Petroleos Mexicanos, 4.875%, 1/18/24	2,500,000	2,598,750
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	920,125
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	335,360
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,673,650
Petronas Capital Ltd., 5.25%, 8/12/19	3,200,000	3,379,786
Phillips 66, 4.30%, 4/1/22	1,981,000	2,129,316
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,805,702
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,936,681
Shell International Finance BV, 3.625%, 8/21/42	980,000	939,465
Shell International Finance BV, 4.55%, 8/12/43	830,000	902,794
Sinopec Group Overseas Development 2016 Ltd., 1.75%, 9/29/19	1,300,000	1,286,228
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,547,792
Statoil ASA, 3.95%, 5/15/43	1,048,000	1,052,854
Suncor Energy, Inc., 6.50%, 6/15/38	670,000	873,288
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	878,916
		79,440,009
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,510,000	2,752,799
International Paper Co., 4.40%, 8/15/47	2,000,000	2,030,163
		4,782,962

15

	Principal Amount	Value
Pharmaceuticals — 0.5%
AbbVie, Inc., 4.70%, 5/14/45	$800,000	$875,050
Actavis, Inc., 3.25%, 10/1/22	2,210,000	2,269,533
Allergan Funding SCS, 3.85%, 6/15/24	3,887,000	4,059,514
Allergan Funding SCS, 4.55%, 3/15/35	1,450,000	1,550,968
Baxalta, Inc., 4.00%, 6/23/25	1,600,000	1,680,552
Forest Laboratories LLC, 4.875%, 2/15/21(1)	898,000	964,878
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,160,000	5,145,494
Zoetis, Inc., 3.00%, 9/12/27	930,000	917,381
		17,463,370
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,545,122
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,258,457
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,528,308
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,900,000	2,019,645
CSX Corp., 3.40%, 8/1/24	1,400,000	1,437,481
CSX Corp., 3.25%, 6/1/27	3,170,000	3,173,766
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	918,196
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,143,309
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,163,680
Union Pacific Corp., 3.60%, 9/15/37	860,000	872,963
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,336,819
Union Pacific Corp., 4.05%, 11/15/45	730,000	764,099
		17,161,845
Semiconductors and Semiconductor Equipment — 0.4%
Intel Corp., 3.15%, 5/11/27	2,240,000	2,275,920
Lam Research Corp., 2.80%, 6/15/21	2,950,000	2,992,525
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	1,800,000	1,887,750
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,950,000	2,037,750
QUALCOMM, Inc., 3.25%, 5/20/27	1,580,000	1,594,732
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	1,500,000	1,650,000
		12,438,677
Software — 0.8%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,771,173
Microsoft Corp., 2.70%, 2/12/25	5,000,000	5,051,621
Microsoft Corp., 3.125%, 11/3/25	1,220,000	1,258,643
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,219,306
Microsoft Corp., 4.25%, 2/6/47	4,000,000	4,430,953
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,647,635
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,117,078
Oracle Corp., 2.65%, 7/15/26	3,600,000	3,531,917
Oracle Corp., 4.30%, 7/8/34	960,000	1,055,045
Oracle Corp., 4.00%, 7/15/46	1,290,000	1,337,359
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	1,850,000	1,965,625
		26,386,355
Specialty Retail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	1,290,000	1,330,312

16

	Principal Amount	Value
Home Depot, Inc. (The), 3.75%, 2/15/24	$1,500,000	$1,593,311
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,646,873
Home Depot, Inc. (The), 5.95%, 4/1/41	2,360,000	3,114,714
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,143,394
Lowe's Cos., Inc., 3.10%, 5/3/27	1,700,000	1,691,738
Lowe's Cos., Inc., 4.05%, 5/3/47	780,000	802,939
United Rentals North America, Inc., 4.625%, 7/15/23	2,180,000	2,283,550
		13,606,831
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	2,310,000	2,374,374
Apple, Inc., 3.00%, 2/9/24	880,000	902,196
Apple, Inc., 2.50%, 2/9/25	4,970,000	4,915,557
Apple, Inc., 2.90%, 9/12/27	4,010,000	3,979,883
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	7,060,000	7,850,805
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,724,081
Seagate HDD Cayman, 4.75%, 1/1/25	370,000	360,299
		22,107,195
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	1,506,000	1,543,650
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,187,195
Sprint Communications, Inc., 9.00%, 11/15/18(1)	675,000	725,625
		2,912,820
TOTAL CORPORATE BONDS (Cost $1,101,730,895)		1,127,963,055
U.S. TREASURY SECURITIES — 27.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	36,230,000	40,896,028
U.S. Treasury Bonds, 3.125%, 11/15/41	28,500,000	30,142,647
U.S. Treasury Bonds, 3.00%, 5/15/42	10,000,000	10,340,820
U.S. Treasury Bonds, 2.875%, 5/15/43	23,100,000	23,275,506
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	24,410,000	25,740,154
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	13,596,258
U.S. Treasury Bonds, 2.50%, 2/15/45	57,870,000	53,954,733
U.S. Treasury Bonds, 3.00%, 5/15/45	6,400,000	6,587,250
U.S. Treasury Bonds, 3.00%, 11/15/45	3,400,000	3,497,484
U.S. Treasury Notes, 0.75%, 10/31/17	35,000,000	34,992,125
U.S. Treasury Notes, 1.00%, 2/15/18	98,400,000	98,337,893
U.S. Treasury Notes, 1.00%, 3/15/18	74,050,000	73,983,747
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	19,947,945
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,421,084
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,259,134
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,218,772
U.S. Treasury Notes, 1.375%, 7/31/18	27,050,000	27,060,566
U.S. Treasury Notes, 1.25%, 11/15/18	21,250,000	21,215,137
U.S. Treasury Notes, 1.50%, 11/30/19	7,000,000	6,999,180
U.S. Treasury Notes, 1.375%, 3/31/20	10,900,000	10,849,119
U.S. Treasury Notes, 1.50%, 5/15/20	57,550,000	57,430,854
U.S. Treasury Notes, 1.625%, 6/30/20	9,150,000	9,157,148

17

	Principal Amount	Value
U.S. Treasury Notes, 1.50%, 8/15/20	$11,400,000	$11,365,043
U.S. Treasury Notes, 1.375%, 9/30/20	57,350,000	56,920,995
U.S. Treasury Notes, 1.375%, 10/31/20	3,200,000	3,173,312
U.S. Treasury Notes, 2.00%, 11/30/20	15,000,000	15,151,172
U.S. Treasury Notes, 2.125%, 1/31/21	8,000,000	8,110,781
U.S. Treasury Notes, 2.25%, 4/30/21	28,810,000	29,316,426
U.S. Treasury Notes, 2.00%, 10/31/21	41,050,000	41,338,633
U.S. Treasury Notes, 1.875%, 1/31/22	50,000,000	50,014,648
U.S. Treasury Notes, 1.875%, 4/30/22	23,000,000	22,974,395
U.S. Treasury Notes, 1.375%, 6/30/23	15,750,000	15,183,369
U.S. Treasury Notes, 1.25%, 7/31/23	4,000,000	3,825,312
U.S. Treasury Notes, 2.00%, 11/15/26	32,970,000	32,120,636
TOTAL U.S. TREASURY SECURITIES (Cost $892,898,220)		891,398,306
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 24.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 3.3%
FHLMC, VRN, 1.79%, 10/15/17	561,431	579,823
FHLMC, VRN, 1.85%, 10/15/17	1,021,077	1,054,975
FHLMC, VRN, 1.91%, 10/15/17	768,336	791,793
FHLMC, VRN, 2.01%, 10/15/17	721,164	746,788
FHLMC, VRN, 2.07%, 10/15/17	2,162,674	2,192,098
FHLMC, VRN, 2.32%, 10/15/17	2,908,495	2,934,584
FHLMC, VRN, 2.37%, 10/15/17	9,568,765	9,704,562
FHLMC, VRN, 2.48%, 10/15/17	5,232,291	5,367,856
FHLMC, VRN, 2.59%, 10/15/17	2,340,101	2,379,414
FHLMC, VRN, 2.86%, 10/15/17	2,996,554	3,054,117
FHLMC, VRN, 2.94%, 10/15/17	2,140,231	2,257,079
FHLMC, VRN, 3.07%, 10/15/17	1,077,966	1,136,685
FHLMC, VRN, 3.09%, 10/15/17	7,750,000	7,967,419
FHLMC, VRN, 3.10%, 10/15/17	1,440,281	1,519,809
FHLMC, VRN, 3.21%, 10/15/17	1,986,630	2,048,072
FHLMC, VRN, 3.49%, 10/15/17	333,879	349,708
FHLMC, VRN, 3.55%, 10/15/17	806,991	847,832
FHLMC, VRN, 3.58%, 10/15/17	2,114,095	2,244,408
FHLMC, VRN, 3.63%, 10/15/17	103,374	108,705
FHLMC, VRN, 3.63%, 10/15/17	184,404	194,256
FHLMC, VRN, 3.66%, 10/15/17	630,225	656,004
FHLMC, VRN, 3.76%, 10/15/17	263,274	273,602
FHLMC, VRN, 4.06%, 10/15/17	411,806	427,317
FHLMC, VRN, 4.27%, 10/15/17	1,420,565	1,485,052
FNMA, VRN, 2.29%, 10/25/17	3,946,752	4,076,352
FNMA, VRN, 2.36%, 10/25/17	1,253,638	1,272,316
FNMA, VRN, 2.62%, 10/25/17	4,762,605	4,840,454
FNMA, VRN, 2.71%, 10/25/17	887,085	906,491
FNMA, VRN, 2.93%, 10/25/17	3,755,972	3,856,805
FNMA, VRN, 2.94%, 10/25/17	477,098	494,333
FNMA, VRN, 2.94%, 10/25/17	3,805,823	3,945,110
FNMA, VRN, 2.94%, 10/25/17	2,090,312	2,168,502

18

	Principal Amount	Value
FNMA, VRN, 2.94%, 10/25/17	$1,140,278	$1,182,813
FNMA, VRN, 2.96%, 10/25/17	3,537,903	3,664,370
FNMA, VRN, 2.97%, 10/25/17	4,619,209	4,727,442
FNMA, VRN, 3.09%, 10/25/17	1,789,517	1,880,390
FNMA, VRN, 3.11%, 10/25/17	247,573	258,386
FNMA, VRN, 3.18%, 10/25/17	5,420,510	5,561,661
FNMA, VRN, 3.20%, 10/25/17	6,704,817	6,865,335
FNMA, VRN, 3.21%, 10/25/17	2,889,109	2,958,918
FNMA, VRN, 3.26%, 10/25/17	6,877,747	7,123,629
FNMA, VRN, 3.32%, 10/25/17	143,556	149,872
FNMA, VRN, 3.33%, 10/25/17	243,499	252,547
FNMA, VRN, 3.53%, 10/25/17	426,132	444,044
FNMA, VRN, 3.93%, 10/25/17	730,370	757,255
		107,708,983
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.6%
FHLMC, 5.00%, 4/1/19	161,974	166,148
FHLMC, 7.00%, 9/1/27	264	297
FHLMC, 6.50%, 1/1/28	414	461
FHLMC, 7.00%, 2/1/28	65	72
FHLMC, 6.50%, 3/1/29	2,494	2,795
FHLMC, 6.50%, 6/1/29	2,552	2,831
FHLMC, 7.00%, 8/1/29	255	277
FHLMC, 6.50%, 5/1/31	1,596	1,770
FHLMC, 6.50%, 6/1/31	77	85
FHLMC, 6.50%, 6/1/31	187	208
FHLMC, 5.50%, 12/1/33	29,656	33,450
FHLMC, 6.00%, 2/1/38	244,652	278,179
FHLMC, 5.50%, 4/1/38	131,402	146,448
FHLMC, 6.00%, 5/1/38	232,828	266,268
FHLMC, 6.00%, 8/1/38	37,231	42,159
FHLMC, 5.50%, 9/1/38	927,815	1,039,812
FHLMC, 3.00%, 2/1/43	12,521,694	12,639,273
FHLMC, 6.50%, 7/1/47	3,857	4,135
FNMA, 3.00%, 10/12/17(6)	83,800,000	84,035,690
FNMA, 3.50%, 10/12/17(6)	113,170,000	116,631,409
FNMA, 4.00%, 10/12/17(6)	70,985,000	74,717,259
FNMA, 4.50%, 10/12/17(6)	66,750,000	71,633,700
FNMA, 6.50%, 1/1/26	1,675	1,857
FNMA, 7.00%, 12/1/27	359	391
FNMA, 7.50%, 4/1/28	2,170	2,394
FNMA, 7.00%, 5/1/28	2,064	2,136
FNMA, 7.00%, 6/1/28	35	36
FNMA, 6.50%, 1/1/29	381	434
FNMA, 6.50%, 4/1/29	1,397	1,549
FNMA, 7.00%, 7/1/29	275	280
FNMA, 7.50%, 7/1/29	3,528	3,916
FNMA, 7.50%, 9/1/30	873	1,040

19

	Principal Amount	Value
FNMA, 5.00%, 7/1/31	$2,642,316	$2,886,401
FNMA, 7.00%, 9/1/31	5,611	6,148
FNMA, 6.50%, 1/1/32	1,003	1,112
FNMA, 6.50%, 8/1/32	5,876	6,683
FNMA, 5.50%, 6/1/33	16,586	18,575
FNMA, 5.50%, 7/1/33	101,367	113,480
FNMA, 5.50%, 8/1/33	36,779	41,230
FNMA, 5.50%, 9/1/33	50,236	56,569
FNMA, 5.00%, 11/1/33	217,363	239,607
FNMA, 6.00%, 12/1/33	814,689	928,880
FNMA, 5.50%, 1/1/34	52,990	59,403
FNMA, 5.50%, 12/1/34	56,315	62,522
FNMA, 4.50%, 1/1/35	213,130	229,833
FNMA, 5.00%, 8/1/35	92,576	101,984
FNMA, 5.00%, 2/1/36	681,219	751,033
FNMA, 5.50%, 7/1/36	29,545	32,866
FNMA, 5.50%, 2/1/37	17,647	19,737
FNMA, 6.00%, 4/1/37	178,970	204,033
FNMA, 6.00%, 7/1/37	441,102	500,826
FNMA, 6.00%, 8/1/37	262,884	297,723
FNMA, 6.50%, 8/1/37	61,154	68,411
FNMA, 6.00%, 9/1/37	296,422	337,124
FNMA, 6.00%, 11/1/37	110,008	124,833
FNMA, 5.50%, 2/1/38	561,991	627,093
FNMA, 5.50%, 2/1/38	116,372	129,591
FNMA, 5.50%, 6/1/38	266,866	295,727
FNMA, 5.00%, 1/1/39	180,097	199,558
FNMA, 4.50%, 2/1/39	558,256	600,883
FNMA, 5.50%, 3/1/39	653,310	727,786
FNMA, 4.50%, 4/1/39	404,903	442,057
FNMA, 4.50%, 5/1/39	1,035,068	1,130,012
FNMA, 6.50%, 5/1/39	155,908	183,147
FNMA, 4.50%, 6/1/39	550,458	599,286
FNMA, 5.00%, 8/1/39	574,880	637,801
FNMA, 4.50%, 9/1/39	1,878,357	2,050,914
FNMA, 4.50%, 10/1/39	1,723,236	1,881,405
FNMA, 5.00%, 4/1/40	3,062,772	3,346,660
FNMA, 5.00%, 4/1/40	1,638,363	1,790,806
FNMA, 5.00%, 6/1/40	2,667,028	2,914,867
FNMA, 4.00%, 10/1/40	1,845,514	1,976,217
FNMA, 4.50%, 11/1/40	1,475,913	1,607,048
FNMA, 4.00%, 8/1/41	3,343,581	3,567,418
FNMA, 4.50%, 9/1/41	1,507,283	1,629,285
FNMA, 3.50%, 10/1/41	2,527,040	2,616,852
FNMA, 3.50%, 12/1/41	9,352,555	9,684,928
FNMA, 4.00%, 12/1/41	4,684,104	4,961,134
FNMA, 5.00%, 1/1/42	5,531,445	6,042,578

20

	Principal Amount	Value
FNMA, 3.50%, 2/1/42	$4,734,453	$4,902,555
FNMA, 3.50%, 5/1/42	1,969,610	2,040,949
FNMA, 3.50%, 6/1/42	2,074,952	2,152,123
FNMA, 3.50%, 8/1/42	9,462,625	9,795,641
FNMA, 3.50%, 9/1/42	3,634,618	3,765,192
FNMA, 3.50%, 12/1/42	7,695,866	7,964,333
FNMA, 3.50%, 8/1/43	4,354,939	4,492,553
FNMA, 3.50%, 5/1/45	9,051,451	9,364,872
FNMA, 3.50%, 11/1/45	9,723,373	10,030,374
FNMA, 3.50%, 11/1/45	9,773,929	10,082,527
FNMA, 4.00%, 11/1/45	11,606,211	12,225,938
FNMA, 3.50%, 2/1/46	10,723,673	11,095,974
FNMA, 4.00%, 2/1/46	9,564,777	10,074,388
FNMA, 3.50%, 3/1/46	10,429,416	10,758,709
FNMA, 4.00%, 4/1/46	25,375,386	26,734,837
FNMA, 3.50%, 5/1/46	11,735,711	12,106,249
FNMA, 6.50%, 8/1/47	7,479	8,065
FNMA, 6.50%, 9/1/47	8,788	9,438
FNMA, 6.50%, 9/1/47	643	693
FNMA, 6.50%, 9/1/47	12,697	13,657
FNMA, 6.50%, 9/1/47	3,387	3,635
GNMA, 2.50%, 10/23/17(6)	5,000,000	4,900,117
GNMA, 3.00%, 10/23/17(6)	22,800,000	23,111,720
GNMA, 3.50%, 10/23/17(6)	17,650,000	18,344,969
GNMA, 4.00%, 10/23/17(6)	26,240,000	27,630,925
GNMA, 7.00%, 11/15/22	776	818
GNMA, 7.00%, 4/20/26	275	315
GNMA, 7.50%, 8/15/26	540	616
GNMA, 8.00%, 8/15/26	261	290
GNMA, 7.50%, 5/15/27	452	478
GNMA, 8.00%, 6/15/27	1,150	1,181
GNMA, 7.50%, 11/15/27	184	188
GNMA, 7.00%, 2/15/28	317	318
GNMA, 7.50%, 2/15/28	270	273
GNMA, 6.50%, 3/15/28	1,134	1,252
GNMA, 7.00%, 4/15/28	183	183
GNMA, 6.50%, 5/15/28	3,081	3,402
GNMA, 7.00%, 12/15/28	334	335
GNMA, 7.00%, 5/15/31	2,715	3,168
GNMA, 6.00%, 7/15/33	745,711	859,954
GNMA, 4.50%, 8/15/33	807,829	871,941
GNMA, 5.00%, 3/20/36	90,076	98,492
GNMA, 5.00%, 4/20/36	184,528	201,769
GNMA, 5.00%, 5/20/36	323,732	353,981
GNMA, 5.50%, 1/15/39	909,528	1,048,396
GNMA, 6.00%, 1/20/39	39,823	45,173
GNMA, 6.00%, 2/20/39	238,430	270,486

21

	Principal Amount	Value
GNMA, 4.50%, 6/15/39	$2,241,529	$2,443,127
GNMA, 5.50%, 9/15/39	103,483	116,815
GNMA, 5.00%, 10/15/39	1,135,289	1,260,734
GNMA, 4.50%, 1/15/40	1,079,827	1,159,609
GNMA, 4.00%, 11/20/40	3,070,978	3,251,601
GNMA, 4.00%, 12/15/40	1,006,848	1,067,479
GNMA, 4.50%, 6/15/41	817,353	894,436
GNMA, 4.50%, 7/20/41	1,295,364	1,393,260
GNMA, 3.50%, 4/20/42	6,447,341	6,740,123
GNMA, 3.50%, 6/20/42	14,099,813	14,753,059
GNMA, 3.50%, 7/20/42	2,587,578	2,705,087
GNMA, 3.50%, 4/20/43	3,907,982	4,085,470
GNMA, 2.50%, 7/20/46	12,498,470	12,262,939
		695,896,006
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $807,214,984)		803,604,989
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 8.2%
Private Sponsor Collateralized Mortgage Obligations — 4.7%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.33%, 10/2/17(2)	1,981,693	1,997,666
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 10/2/17(1)(2)	2,242,896	2,256,651
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 10/2/17(1)(2)	3,380,643	3,440,046
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/2/17(1)(2)	2,772,602	2,832,237
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/2/17(1)(2)	8,567,028	8,769,367
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/2/17(1)(2)	2,333,807	2,405,644
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.84%, 10/2/17(2)	2,127,223	2,123,117
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/2/17(2)	420,106	421,252
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.60%, 10/2/17(2)	1,288,432	1,259,272
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	164,514	170,630
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.31%, 10/2/17(2)	1,130,477	1,102,159
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.01%, 10/2/17(2)	3,987,577	3,953,764
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(2)	264,496	262,889
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	2,482,148	2,509,869
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	128,258	130,152
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,980	10,690
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 3.50%, 10/2/17(2)	634,888	639,873
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/2/17(1)(2)	4,880,660	5,002,029

22

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.30%, 10/2/17(2)	$2,285,317	$2,287,597
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 10/2/17(2)	542,953	537,973
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 10/2/17(1)(2)	4,571,943	4,695,999
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.21%, 10/2/17(2)	847,500	840,373
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.56%, 10/2/17(2)	1,810,967	1,828,984
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.37%, 10/2/17(2)	1,894,750	1,909,069
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(2)	2,236,991	2,286,405
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.25%, 10/2/17(2)	3,209,910	3,234,221
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 10/2/17(2)	2,245,310	2,272,303
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.46%, 10/2/17(2)	246,346	247,223
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.60%, 10/2/17(2)	358,005	348,286
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.58%, 10/2/17(2)	426,084	432,120
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/2/17(1)(2)	921,603	923,079
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 10/2/17(1)(2)	1,264,385	1,293,359
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 10/2/17(1)(2)	4,766,633	4,872,510
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.44%, 10/2/17(2)	1,844,213	1,896,433
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.20%, 10/25/17(2)	2,865,960	2,838,944
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.97%, 10/2/17(2)	1,535,365	1,573,258
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(1)(2)	5,869,191	5,914,441
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/2/17(1)(2)	4,382,920	4,610,768
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.50%(1)	7,669,319	7,919,592
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 10/2/17(2)	73,035	74,955
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/2/17(2)	118,335	119,293
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(1)	2,633,362	2,757,635
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 10/2/17(1)(2)	5,756,206	5,884,064
Sequoia Mortgage Trust, Series 2017-4, Class A4 SEQ, VRN, 3.50%, 10/2/17(1)(2)	5,623,814	5,782,342
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/2/17(1)(2)	4,879,052	5,011,440
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/2/17(1)(2)	6,000,000	6,160,243

23

	Principal Amount	Value
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 10/2/17(1)(2)	$2,983,667	$2,933,754
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 10/2/17(2)	652,852	682,555
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 10/2/17(2)	921,893	926,792
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	3,298,214	3,150,991
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/2/17(1)(2)	3,619,994	3,707,376
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	135,114	142,280
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 10/2/17(2)	3,726,779	3,675,614
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.18%, 10/2/17(2)	109,147	111,087
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 10/2/17(2)	697,529	710,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.40%, 10/2/17(2)	1,791,790	1,833,699
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.01%, 10/2/17(2)	1,787,175	1,824,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	260,457	257,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	668,264	671,030
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,986,364	2,044,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.33%, 10/2/17(2)	1,036,259	1,090,691
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.30%, 10/2/17(2)	1,600,962	1,645,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.26%, 10/2/17(2)	1,334,486	1,350,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	1,931,189	1,842,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.36%, 10/2/17(2)	1,472,655	1,491,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 10/2/17(2)	1,281,255	1,291,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	554,588	555,198
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,028,296	1,021,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	324,896	324,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	263,444	266,023
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	292,825	300,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	231,922	242,947
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.00%, 10/2/17(2)	248,568	239,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	745,014	786,567
		152,962,175

24

	Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations — 3.5%
FHLMC, Series 2016-DNA3, Class M2, VRN, 3.24%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.00%	$4,500,000	$4,595,938
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	3,210,000	3,251,090
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.35%	6,535,217	6,618,575
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.44%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.20%	9,661,093	9,774,057
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.04%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.80%	7,779,648	7,798,319
FHLMC, Series 3397, Class GF, VRN, 1.73%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.50%	1,935,784	1,947,520
FHLMC, Series KF29, Class A, VRN, 1.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.36%	17,008,807	17,038,634
FHLMC, Series KF31, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	17,700,000	17,731,672
FHLMC, Series KF32, Class A, VRN, 1.60%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.37%	16,124,105	16,165,708
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	87	91
FNMA, Series 2006-43, Class FM, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	233,425	233,198
FNMA, Series 2007-36, Class FB, VRN, 1.64%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.40%	205,002	205,687
FNMA, Series 2014-C02, Class 1M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	2,936,000	3,061,706
FNMA, Series 2014-C02, Class 2M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	3,500,000	3,625,760
FNMA, Series 2016-C04, Class 1M1, VRN, 2.69%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.45%	4,200,536	4,240,363
FNMA, Series 2016-C05, Class 2M1, VRN, 2.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.35%	3,754,279	3,774,942
FNMA, Series 2017-C01, Class 1M1, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	5,509,793	5,563,273
FNMA, Series 2017-C03, Class 1M1, VRN, 2.19%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.95%	5,414,548	5,441,873
		111,068,406
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $262,690,886)		264,030,581
ASSET-BACKED SECURITIES(5) — 5.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	8,188,000	8,196,606
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	12,000,000	12,041,552
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	5,090,023	5,103,204
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 1.86%, 10/23/17, resets monthly off the 1-month LIBOR plus 0.62%	11,150,000	11,280,285
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 10/17/17, resets monthly off the 1-month LIBOR plus 0.95%(1)	5,322,091	5,333,569
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(1)	11,673,237	11,780,059
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	2,544,663	2,544,076
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	3,612,587	3,615,800

25

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	$5,950,000	$5,967,506
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	11,925,000	11,928,581
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.64%, 10/10/17, resets monthly off the 1-month LIBOR plus 0.40%(1)	57,238	57,237
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.34%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.10%(1)	4,799,868	4,815,983
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	6,450,000	6,427,584
Hertz Vehicle Financing LLC, Series 2016-1A, Class A SEQ, 2.32%, 3/25/20(1)	6,700,000	6,694,275
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	680,436	678,106
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	2,499,638	2,471,791
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	4,503,511	4,510,100
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	7,049,785	7,047,563
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	12,000,000	12,009,763
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.20%(1)	2,222,791	2,225,255
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(1)	2,214,115	2,197,939
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	2,321,225	2,315,358
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	4,565,994	4,500,319
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	9,663,389	9,652,983
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(1)	4,875,000	4,950,008
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	3,411,120	3,433,740
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 10/20/17(1)(2)	1,486,112	1,486,710
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	2,599,837	2,596,572
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	1,578,828	1,578,475
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	4,077,918	4,114,343
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(1)(2)	4,633,513	4,663,567
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	7,087,288	7,051,435
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	10,625,000	10,575,065
TOTAL ASSET-BACKED SECURITIES (Cost $183,573,866)		183,845,409
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 4.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.03%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.80%(1)	6,150,000	6,157,813

26

	Principal Amount	Value
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	$5,750,000	$5,865,846
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	7,000,000	7,176,680
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 10/2/17(2)	5,000,000	5,358,158
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/2/17(2)	5,500,000	5,825,924
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/2/17(2)	7,625,000	8,045,545
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/2/17(2)	9,000,000	9,141,658
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/2/17(2)	5,000,000	5,296,629
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/2/17(2)	5,000,000	5,231,572
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	4,000,000	4,091,875
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	7,525,000	7,667,703
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.70%(1)	11,700,000	11,733,357
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 10/2/17(2)	7,500,000	7,696,119
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(1)(2)	5,000,000	5,124,357
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/2/17(2)	6,250,000	6,423,586
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	8,390,000	8,637,536
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,500,000	2,689,658
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.90%(1)	6,800,000	6,805,519
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	5,300,000	5,215,067
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	6,186,843
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(1)(2)	6,000,000	6,116,968
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	6,200,000	6,254,551
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $141,509,836)		142,742,964
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FNMA, 2.125%, 4/24/26	2,270,000	2,217,849
FNMA, 6.625%, 11/15/30	33,960,000	48,098,635
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $48,282,585)		50,316,484
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,480,000	2,106,040
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	280,000	374,685
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,335,810
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,027,864
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,396,479
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,665,000	2,305,043

27

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	$470,000	$660,726
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	555,000	662,054
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,472,308
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	730,000	1,068,764
New York City GO, 6.27%, 12/1/37	335,000	454,702
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,261,756
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	595,000	690,456
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	546,189
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	481,476
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,120,050
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,175,000	1,414,876
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	375,000	479,775
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,105,000	2,514,380
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	830,048
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	638,181
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,404,513
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,015,000	1,503,499
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,130,294
State of California GO, 7.55%, 4/1/39	950,000	1,464,643
State of California GO, 7.30%, 10/1/39	2,210,000	3,247,772
State of California GO, (Building Bonds), 7.60%, 11/1/40	745,000	1,166,663
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,639,390
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,057,941
State of Oregon Department of Transportation Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	256,572
University of California Rev., 4.60%, 5/15/31	1,975,000	2,201,295
TOTAL MUNICIPAL SECURITIES (Cost $34,315,919)		38,914,244
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	920,000	960,278
Chile Government International Bond, 3.625%, 10/30/42	500,000	497,510
		1,457,788
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,962,515
Colombia Government International Bond, 7.375%, 9/18/37	900,000	1,191,600
Colombia Government International Bond, 6.125%, 1/18/41	820,000	966,370
		5,120,485
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	1,300,000	1,561,430
Mexico — 0.3%
Mexico Government International Bond, 4.15%, 3/28/27	7,953,000	8,368,942
Mexico Government International Bond, MTN, 4.75%, 3/8/44	90,000	92,970
		8,461,912
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,815,100

28

	Principal Amount/Shares	Value
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	$730,000	$985,500
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,568,600
		2,554,100
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,690,331
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,591,705
Philippine Government International Bond, 6.375%, 10/23/34	730,000	984,020
		6,266,056
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,076,323
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	493,920
		1,570,243
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	760,000	779,085
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	885,292
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	330,990
		1,216,282
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $29,445,793)		30,802,481
TEMPORARY CASH INVESTMENTS — 3.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $67,102,195), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $65,802,251)		65,797,042
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,502,858	45,502,858
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,299,900)		111,299,900
TOTAL INVESTMENT SECURITIES — 112.9% (Cost $3,612,962,884)		3,644,918,413
OTHER ASSETS AND LIABILITIES(7) — (12.9)%		(416,596,789)
TOTAL NET ASSETS — 100.0%		$3,228,321,624

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	500	December 2017	USD	100,000,000	$107,851,563	$(337,062)
U.S. Treasury 5-Year Notes	1,411	December 2017	USD	141,100,000	165,792,500	(1,425,197)
U.S. Treasury 10-Year Notes	1,073	December 2017	USD	107,300,000	134,460,313	(1,913,399)
U.S. Treasury 10-Year Ultra Notes	554	December 2017	USD	55,400,000	74,417,781	(1,366,403)
					$482,522,157	$(5,042,061)

29

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	898	December 2017	EUR	89,800,000	$139,227,439	$363,169
Euro-Bund 10-Year Bonds	357	December 2017	EUR	35,700,000	67,936,307	336,939
U.K. Gilt 10-Year Bonds	418	December 2017	GBP	41,800,000	69,387,634	1,892,560
					$276,551,380	$2,592,668

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Receive	7.51%	1/2/19	BRL	858,344,335	$(746,391)
Goldman Sachs & Co.	BZDIOVRA	Receive	8.03%	1/2/19	BRL	785,011,000	(2,120,842)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.82%	1/2/23	BRL	203,705,000	1,969,436
							$(897,797)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$7,000,000	$576	$(106,423)	$(105,847)
CPURNSA	Receive	2.28%	11/16/26	$7,000,000	576	(129,809)	(129,233)
CPURNSA	Receive	2.17%	5/10/27	$4,950,000	531	(43,844)	(43,313)
CPURNSA	Receive	2.12%	5/24/27	$5,000,000	534	(14,047)	(13,513)
					$2,217	$(294,123)	$(291,906)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$5,000,000	$(84,279)
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$5,000,000	(97,480)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$5,000,000	(92,364)
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$7,000,000	(109,410)
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$7,000,000	(132,171)
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$7,000,000	(120,363)
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$9,000,000	(137,914)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$9,000,000	(170,855)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$17,500,000	(332,226)
						$(1,277,062)
*Amount represents value and unrealized appreciation (depreciation).

30

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $395,556,687, which represented 12.3% of total net assets.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,503,150.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(8)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

31

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,612,962,884)	$3,644,918,413
Foreign currency holdings, at value (cost of $162,193)	162,638
Receivable for investments sold	3,123,231
Receivable for capital shares sold	9,652,001
Swap agreements, at value	1,969,436
Interest receivable	18,797,079
3,678,622,798

Liabilities
Payable for investments purchased	444,845,998
Payable for capital shares redeemed	365,217
Payable for variation margin on futures contracts	903,589
Payable for variation margin on swap agreements	42,075
Swap agreements, at value	4,144,295
450,301,174

Net Assets	$3,228,321,624

G Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	299,138,824
Net Assets Value Per Share	$10.79

Net Assets Consist of:
Capital paid in	$3,204,039,227
Distributions in excess of net investment income	(1,809,862)
Accumulated net realized loss	(945,358)
Net unrealized appreciation	27,037,617
$3,228,321,624

See Notes to Financial Statements.

32

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$40,691,970

Expenses:
Management fees	5,801,410
Trustees' fees and expenses	104,599
Other expenses	12,767
5,918,776
Fees waived - G Class	(1,836,496)
4,082,280

Net investment income (loss)	36,609,690

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,680,845
Forward foreign currency exchange contract transactions	(1,524,939)
Futures contract transactions	2,275,566
Swap agreement transactions	610,061
Foreign currency translation transactions	44,183
12,085,716

Change in net unrealized appreciation (depreciation) on:
Investments	31,785,678
Forward foreign currency exchange contracts	420,290
Futures contracts	(2,407,068)
Swap agreements	(3,321,871)
Translation of assets and liabilities in foreign currencies	5,406
26,482,435

Net realized and unrealized gain (loss)	38,568,151

Net Increase (Decrease) in Net Assets Resulting from Operations	$75,177,841

See Notes to Financial Statements.

33

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$36,609,690	$58,759,660
Net realized gain (loss)	12,085,716	(121,939)
Change in net unrealized appreciation (depreciation)	26,482,435	(40,042,272)
Net increase (decrease) in net assets resulting from operations	75,177,841	18,595,449

Distributions to Shareholders
From net investment income:
G Class	(35,991,869)	(57,845,827)
R6 Class	(2,572,468)	(5,675,282)
From net realized gains:
G Class	—	(3,182,739)
R6 Class	—	(346,670)
Decrease in net assets from distributions	(38,564,337)	(67,050,518)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	134,686,518	524,673,305

Net increase (decrease) in net assets	171,300,022	476,218,236

Net Assets
Beginning of period	3,057,021,602	2,580,803,366
End of period	$3,228,321,624	$3,057,021,602

Undistributed (distributions in excess of) net investment income	$(1,809,862)	$144,785

See Notes to Financial Statements.

34

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class (formerly Institutional Class). On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

35

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three

36

years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0000% to 0.0600% for the G Class. Prior to July 31, 2017, the rates for the Complex Fee ranged from 0.0500% to 0.1100% for the G Class and 0.0000% to 0.0600% for the R6 Class. Effective July 31, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. The effective annual management fee for the period ended September 30, 2017 was 0.37% before waiver and 0.24% after waiver for the G Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

37

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $3,108,283,234, of which $2,633,781,209 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $2,980,602,725, of which $2,730,950,253 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
G Class
Sold	50,739,957	$547,971,665	51,047,621	$551,075,972
Issued in reinvestment of distributions	3,323,107	35,875,607	5,673,061	61,028,566
Redeemed	(11,061,252)	(119,070,721)	(22,514,376)	(244,065,786)
	43,001,812	464,776,551	34,206,306	368,038,752
R6 Class
Sold	3,500,678	37,677,906	16,864,118	181,924,855
Issued in reinvestment of distributions	180,700	1,945,064	561,339	6,021,952
Redeemed	(34,224,315)	(369,713,003)	(2,905,365)	(31,312,254)
	(30,542,937)	(330,090,033)	14,520,092	156,634,553
Net increase (decrease)	12,458,875	$134,686,518	48,726,398	$524,673,305

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,127,963,055	—
U.S. Treasury Securities	—	891,398,306	—
U.S. Government Agency Mortgage-Backed Securities	—	803,604,989	—
Collateralized Mortgage Obligations	—	264,030,581	—
Asset-Backed Securities	—	183,845,409	—
Commercial Mortgage-Backed Securities	—	142,742,964	—
U.S. Government Agency Securities	—	50,316,484	—
Municipal Securities	—	38,914,244	—
Sovereign Governments and Agencies	—	30,802,481	—
Temporary Cash Investments	$45,502,858	65,797,042	—
	$45,502,858	$3,599,415,555	—
Other Financial Instruments
Futures Contracts	—	$2,592,668	—
Swap Agreements	—	1,969,436	—
	—	$4,562,104	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,042,061	—	—
Swap Agreements	—	$4,436,201	—
	$5,042,061	$4,436,201	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund participated in one credit risk derivative instrument with a notional amount of $55,000,000 during the period and closed the position in April 2017.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of

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the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $25,924,802.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $315,283,333 futures contracts purchased and $170,025,542 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $448,642,837.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $93,791,667.

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Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$903,589
Interest Rate Risk	Swap agreements	$1,969,436	Swap agreements	2,867,233
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	42,075
Other Contracts	Swap agreements	—	Swap agreements	1,277,062
		$1,969,436		$5,089,959

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$610,061	Change in net unrealized appreciation (depreciation) on swap agreements	$(642,071)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(1,524,939)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	420,290
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	2,275,566	Change in net unrealized appreciation (depreciation) on futures contracts	(2,407,068)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(897,797)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(1,782,003)
		$1,360,688		$(5,308,649)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,613,224,773
Gross tax appreciation of investments	$48,321,651
Gross tax depreciation of investments	(16,628,011)
Net tax appreciation (depreciation) of investments	$31,693,640

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of March 31, 2017, the fund had post-October capital loss deferrals of $(12,342,582), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class(5)
2017(3)	$10.66	0.13	0.13	0.26	(0.13)	—	(0.13)	$10.79	2.47%	0.25%(4)(6)	2.34%(4)(6)	86%	$3,228,322
2017	$10.85	0.22	(0.16)	0.06	(0.24)	(0.01)	(0.25)	$10.66	0.59%	0.40%	2.07%	139%	$2,731,236
2016	$11.03	0.21	(0.04)	0.17	(0.23)	(0.12)	(0.35)	$10.85	1.57%	0.40%	1.96%	207%	$2,406,977
2015	$10.70	0.20	0.42	0.62	(0.29)	—	(0.29)	$11.03	5.90%	0.40%	1.85%	248%	$2,198,329
2014	$11.00	0.18	(0.24)	(0.06)	(0.21)	(0.03)	(0.24)	$10.70	(0.53)%	0.40%	1.71%	206%	$2,260,604
2013	$10.91	0.23	0.25	0.48	(0.26)	(0.13)	(0.39)	$11.00	4.41%	0.40%	2.04%	154%	$1,599,979

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.38% and 2.21%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

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In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for

45

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the

46

management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90826 1711

Semiannual Report

September 30, 2017

NT High Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2017
Types of Investments in Portfolio	% of net assets
Corporate Bonds	94.6%
Bank Loan Obligations	1.4%
Asset-Backed Securities	0.1%
Sovereign Governments and Agencies	0.1%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	1.5%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,022.50(2)	$3.22(3)	0.86%
G Class	$1,000	$1,024.40(2)	$1.24(3)	0.33%
Hypothetical
Investor Class	$1,000	$1,020.76(4)	$4.36(4)	0.86%
G Class	$1,000	$1,023.41(4)	$1.67(4)	0.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from May 19, 2017 (fund inception) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 135, the number of days in the period from May 19, 2017 (fund inception) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

4

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 94.6%
Aerospace and Defense — 1.0%
Bombardier, Inc., 4.75%, 4/15/19(1)	$705,000	$719,544
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,057,875
Bombardier, Inc., 6.00%, 10/15/22(1)	480,000	468,600
Bombardier, Inc., 7.50%, 3/15/25(1)	895,000	897,238
KLX, Inc., 5.875%, 12/1/22(1)	610,000	641,385
TransDigm, Inc., 5.50%, 10/15/20	300,000	304,875
TransDigm, Inc., 6.00%, 7/15/22	1,190,000	1,237,600
TransDigm, Inc., 6.375%, 6/15/26	1,355,000	1,391,422
Triumph Group, Inc., 4.875%, 4/1/21	350,000	346,010
Triumph Group, Inc., 7.75%, 8/15/25(1)	525,000	553,875
		7,618,424
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,170,000	1,232,887
Airlines — 0.5%
Allegiant Travel Co., 5.50%, 7/15/19	1,075,000	1,115,850
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	1,006,687
United Continental Holdings, Inc., 4.25%, 10/1/22	225,000	226,969
United Continental Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,482,931
		3,832,437
Auto Components — 0.6%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	300,000	302,625
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	360,000	371,358
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	960,000	994,162
Delphi Jersey Holdings plc, 5.00%, 10/1/25(1)	525,000	535,500
Tenneco, Inc., 5.00%, 7/15/26	1,225,000	1,258,687
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	685,000	722,675
		4,185,007
Automobiles — 0.3%
Ally Financial, Inc., 3.75%, 11/18/19	1,025,000	1,050,112
Ally Financial, Inc., 4.125%, 3/30/20	600,000	619,500
General Motors Financial Co., Inc., VRN, 5.75%, 9/30/27(7)	225,000	233,719
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	413,200
Tesla, Inc., 5.30%, 8/15/25(1)	75,000	73,429
		2,389,960
Banks — 0.5%
Barclays Bank plc, 7.625%, 11/21/22	830,000	955,019
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)(7)	1,985,000	2,277,787
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	340,000	375,082
		3,607,888
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	1,360,000	1,383,800

5

	Principal Amount	Value
Concordia International Corp., 9.50%, 10/21/22(1)	$590,000	$106,200
Concordia International Corp., 7.00%, 4/15/23(1)	890,000	149,075
		1,639,075
Capital Markets — 0.1%
NFP Corp., 6.875%, 7/15/25(1)	825,000	839,438
Chemicals — 2.0%
Blue Cube Spinco, Inc., 9.75%, 10/15/23	835,000	1,018,700
Chemours Co. (The), 6.625%, 5/15/23	900,000	961,875
Consolidated Energy Finance SA, 6.75%, 10/15/19(1)	1,700,000	1,731,875
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(1)	150,000	160,313
Hexion, Inc., 6.625%, 4/15/20	1,045,000	940,500
Hexion, Inc., 10.00%, 4/15/20	400,000	385,000
Hexion, Inc., 10.375%, 2/1/22(1)	1,700,000	1,640,500
Hexion, Inc., 13.75%, 2/1/22(1)	1,350,000	1,113,750
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,625,000	1,692,031
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,700,000	1,721,250
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	180,000	196,650
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	505,000	524,569
SPCM SA, 4.875%, 9/15/25(1)	300,000	311,250
TPC Group, Inc., 8.75%, 12/15/20(1)	925,000	901,875
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	625,000	644,531
Tronox Finance plc, 5.75%, 10/1/25(1)	375,000	385,312
Venator Finance S.a.r.l. / Venator Materials LLC, 5.75%, 7/15/25(1)	275,000	286,688
		14,616,669
Commercial Services and Supplies — 1.7%
ADT Corp. (The), 5.25%, 3/15/20	775,000	822,469
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25(1)	650,000	705,250
Covanta Holding Corp., 5.875%, 3/1/24	2,265,000	2,253,675
CSVC Acquisition Corp., 7.75%, 6/15/25(1)	1,350,000	1,326,375
Envision Healthcare Corp., 5.125%, 7/1/22(1)	1,630,000	1,699,275
GW Honos Security Corp., 8.75%, 5/15/25(1)	775,000	828,281
Iron Mountain, Inc., 5.75%, 8/15/24	2,055,000	2,129,494
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	312,750
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,370,000	1,515,302
TMS International Corp., 7.25%, 8/15/25(1)	375,000	384,375
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	250,000	255,625
		12,232,871
Communications Equipment — 1.3%
Acosta, Inc., 7.75%, 10/1/22(1)	1,175,000	851,875
Avaya, Inc., 7.00%, 4/1/19(1)(2)(3)	1,925,000	1,636,250
CommScope Technologies LLC, 5.00%, 3/15/27(1)	745,000	748,725
CommScope, Inc., 5.00%, 6/15/21(1)	475,000	488,656
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	795,000	835,023
Nokia Oyj, 3.375%, 6/12/22	225,000	227,531
ViaSat, Inc., 5.625%, 9/15/25(1)	100,000	101,130
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,070,000	2,201,342

6

	Principal Amount	Value
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	$2,275,000	$2,417,187
		9,507,719
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22	1,085,000	1,122,975
Construction Materials — 1.1%
Airxcel, Inc., 8.50%, 2/15/22(1)	300,000	318,780
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	730,000	835,850
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	490,000	520,013
Ply Gem Industries, Inc., 6.50%, 2/1/22	1,915,000	2,004,143
Standard Industries, Inc., 5.125%, 2/15/21(1)	75,000	77,531
Standard Industries, Inc., 6.00%, 10/15/25(1)	975,000	1,068,561
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	275,000	284,048
US Concrete, Inc., 6.375%, 6/1/24	1,950,000	2,110,875
USG Corp., 5.50%, 3/1/25(1)	735,000	789,206
		8,009,007
Consumer Discretionary — 0.1%
CRC Escrow Issuer LLC Co., 5.25%, 10/15/25(1)(4)	675,000	676,688
Consumer Finance — 3.3%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	700,000	677,250
CIT Group, Inc., 5.50%, 2/15/19(1)	1,415,000	1,482,212
CIT Group, Inc., 3.875%, 2/19/19	1,670,000	1,705,487
CIT Group, Inc., 5.00%, 8/15/22	1,655,000	1,795,178
CIT Group, Inc., 5.00%, 8/1/23	900,000	972,000
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	575,000	610,219
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	955,000	1,049,306
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	660,000	721,875
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	1,785,000	1,851,937
IHS Markit Ltd., 4.75%, 2/15/25(1)	360,000	386,100
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	375,000	384,844
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	142,000	146,615
Navient Corp., 5.00%, 10/26/20	990,000	1,020,938
Navient Corp., 5.875%, 3/25/21	50,000	52,813
Navient Corp., 5.50%, 1/25/23	2,345,000	2,383,106
Navient Corp., 6.75%, 6/25/25	2,550,000	2,658,375
Navient Corp., MTN, 8.45%, 6/15/18	50,000	52,225
Navient Corp., MTN, 5.50%, 1/15/19	1,000,000	1,035,880
Navient Corp., MTN, 6.125%, 3/25/24	360,000	372,960
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	1,620,000	1,684,800
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,190,000	1,240,724
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	300,000	315,750
Springleaf Finance Corp., MTN, 6.90%, 12/15/17	1,625,000	1,639,219
		24,239,813
Containers and Packaging — 2.2%
ARD Finance SA (Toggle PIK), 7.125%, 9/15/23	2,220,000	2,375,400
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	2,165,000	2,382,842

7

	Principal Amount	Value
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	$1,085,000	$1,151,456
BWAY Holding Co., 5.50%, 4/15/24(1)	850,000	889,313
BWAY Holding Co., 7.25%, 4/15/25(1)	1,150,000	1,187,375
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	234,000
Multi-Color Corp., 6.125%, 12/1/22(1)	200,000	210,800
Novelis Corp., 6.25%, 8/15/24(1)	685,000	715,962
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	691,797
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,085,000	1,105,398
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	524,990	538,771
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	1,055,299
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	2,165,000	2,309,784
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,524,562
		16,372,759
Diversified Consumer Services — 0.2%
Service Corp., International / US, 5.375%, 1/15/22	720,000	742,500
Service Corp., International / US, 5.375%, 5/15/24	360,000	383,850
		1,126,350
Diversified Financial Services — 4.2%
Ally Financial, Inc., 4.75%, 9/10/18	865,000	886,279
Ally Financial, Inc., 3.50%, 1/27/19	1,410,000	1,434,675
Ally Financial, Inc., 4.125%, 2/13/22	1,445,000	1,496,442
Bank of America Corp., VRN, 6.25%, 9/5/24(7)	2,600,000	2,869,750
Barclays plc, VRN, 8.25%, 12/15/18(7)	600,000	635,055
Citigroup, Inc., VRN, 6.25%, 8/15/26(7)	2,175,000	2,449,594
CSTN Merger Sub, Inc., 6.75%, 8/15/24(1)	375,000	374,531
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,775,000	1,752,812
Fly Leasing Ltd., 5.25%, 10/15/24(4)	400,000	400,000
HUB International Ltd., 7.875%, 10/1/21(1)	1,065,000	1,110,262
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	3,355,000	3,464,289
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,055,000	1,091,925
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	684,475
Intelsat Connect Finance SA, 12.50%, 4/1/22(1)	1,325,000	1,302,641
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	1,310,000	1,355,850
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	800,000	804,000
JPMorgan Chase & Co., VRN, 7.90%, 4/30/18(7)	1,375,000	1,417,969
JPMorgan Chase & Co., VRN, 6.10%, 10/1/24(7)	2,600,000	2,872,974
Nationstar Mortgage LLC / Nationstar Capital Corp., 9.625%, 5/1/19	975,000	1,005,713
Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20	375,000	383,672
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,000,000	1,023,125
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	150,000	151,875
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	625,000	652,344

8

	Principal Amount	Value
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	$1,050,000	$1,065,750
		30,686,002
Diversified Telecommunication Services — 4.7%
CenturyLink, Inc., 5.625%, 4/1/20	2,470,000	2,586,584
CenturyLink, Inc., 5.80%, 3/15/22	1,075,000	1,075,000
Frontier Communications Corp., 7.125%, 3/15/19	1,280,000	1,270,400
Frontier Communications Corp., 8.50%, 4/15/20	290,000	282,025
Frontier Communications Corp., 10.50%, 9/15/22	4,650,000	4,068,750
Frontier Communications Corp., 6.875%, 1/15/25	1,170,000	880,425
Frontier Communications Corp., 11.00%, 9/15/25	375,000	320,625
Hughes Satellite Systems Corp., 6.50%, 6/15/19	650,000	693,875
Hughes Satellite Systems Corp., 5.25%, 8/1/26	1,245,000	1,299,469
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	466,375
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,710,000	2,621,925
Intelsat Jackson Holdings SA, 7.50%, 4/1/21	800,000	762,000
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,050,000	2,075,625
Intelsat Luxembourg SA, 7.75%, 6/1/21	750,000	487,500
Level 3 Financing, Inc., 6.125%, 1/15/21	450,000	461,183
Level 3 Financing, Inc., 5.375%, 8/15/22	1,675,000	1,729,119
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	489,547
SoftBank Group Corp., 4.50%, 4/15/20(1)	2,955,000	3,055,972
Sprint Capital Corp., 6.90%, 5/1/19	2,240,000	2,394,000
Sprint Capital Corp., 6.875%, 11/15/28	245,000	275,013
Sprint Capital Corp., 8.75%, 3/15/32	2,445,000	3,132,656
Telecom Italia Capital SA, 6.375%, 11/15/33	2,590,000	2,994,687
Windstream Services LLC, 7.75%, 10/15/20	865,000	696,325
Windstream Services LLC, 7.75%, 10/1/21	435,000	326,250
Windstream Services LLC, 6.375%, 8/1/23	200,000	142,500
		34,587,830
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	460,688
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	125,000	127,656
		588,344
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	1,775,000	1,826,031
Zebra Technologies Corp., 7.25%, 10/15/22	271,000	287,430
		2,113,461
Energy Equipment and Services — 2.3%
Calfrac Holdings LP, 7.50%, 12/1/20(1)	1,775,000	1,715,094
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	475,000	504,094
Ensco plc, 4.70%, 3/15/21	360,000	351,000
Ensco plc, 8.00%, 1/31/24	1,275,000	1,259,062
FTS International, Inc., 6.25%, 5/1/22	1,010,000	929,200
Jonah Energy LLC / Jonah Energy Finance Corp., 7.25%, 10/15/25(1)(4)	1,100,000	1,109,625
Nabors Industries, Inc., 5.50%, 1/15/23	100,000	98,500
Noble Holding International Ltd., 7.75%, 1/15/24	1,680,000	1,499,400
Precision Drilling Corp., 5.25%, 11/15/24	975,000	901,875

9

	Principal Amount	Value
SESI LLC, 7.75%, 9/15/24(1)	$775,000	$804,063
Transocean, Inc., 6.00%, 3/15/18	146,000	148,555
Transocean, Inc., 9.00%, 7/15/23(1)	2,905,000	3,144,662
Transocean, Inc., 7.50%, 4/15/31	250,000	228,750
Weatherford International Ltd., 7.75%, 6/15/21	1,010,000	1,054,187
Weatherford International Ltd., 4.50%, 4/15/22	2,175,000	2,033,625
Weatherford International Ltd., 9.875%, 2/15/24(1)	675,000	745,875
		16,527,567
Engineering and Construction — 0.1%
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25(1)	625,000	607,813
Entertainment†
Lions Gate Entertainment Corp., 5.875%, 11/1/24(1)	250,000	263,750
Equity Real Estate Investment Trusts (REITs) — 0.9%
CoreCivic, Inc., 4.125%, 4/1/20	450,000	463,500
Equinix, Inc., 5.375%, 4/1/23	1,485,000	1,553,013
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	1,225,000	1,333,511
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	50,000	51,375
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	720,000	739,800
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	550,000	488,125
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,990,000	1,690,256
		6,319,580
Financial Services — 0.5%
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	3,380,000	3,864,861
Food and Staples Retailing — 0.8%
99 Cents Only Stores LLC, 11.00%, 12/15/19	375,000	316,875
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24	1,700,000	1,591,625
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25	350,000	309,750
Horizon Pharma, Inc., 6.625%, 5/1/23	1,070,000	1,048,600
Rite Aid Corp., 6.75%, 6/15/21	350,000	363,563
Rite Aid Corp., 6.125%, 4/1/23(1)	1,000,000	976,250
Rite Aid Corp., 7.70%, 2/15/27	325,000	288,844
SUPERVALU, Inc., 6.75%, 6/1/21	645,000	614,362
		5,509,869
Food Products — 1.8%
B&G Foods, Inc., 5.25%, 4/1/25	1,190,000	1,216,775
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	685,000	695,275
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	540,000	553,500
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	730,000	735,475
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,065,000	1,066,331
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	1,190,000	1,246,525
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	2,855,000	2,954,925
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	475,000	488,063
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	830,000	852,825

10

	Principal Amount	Value
Post Holdings, Inc., 5.00%, 8/15/26(1)	$2,245,000	$2,246,403
Post Holdings, Inc., 5.75%, 3/1/27(1)	975,000	1,009,125
		13,065,222
Gas Utilities — 3.6%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	350,000	363,125
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,145,000	1,210,837
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	550,000	572,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	600,000	625,500
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	718,987
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,265,000	1,366,200
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27(1)	445,000	460,575
Cheniere Energy Partners LP, 5.25%, 10/1/25(1)	675,000	691,875
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	795,000	823,819
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,190,000	1,219,750
Energy Transfer Equity LP, 7.50%, 10/15/20	1,375,000	1,555,469
Energy Transfer Equity LP, 5.875%, 1/15/24	650,000	701,187
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	615,000	631,913
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	2,355,000	2,296,125
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	450,000	447,188
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	131,719
MPLX LP, 4.875%, 12/1/24	640,000	690,705
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	800,000	832,000
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	175,000	183,811
NuStar Logistics LP, 4.75%, 2/1/22	395,000	400,925
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,115,000	2,233,969
SemGroup Corp., 7.25%, 3/15/26(1)	625,000	631,250
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	600,000	594,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,350,000	1,363,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,210,444
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,205,000	1,245,307
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,120,000	3,244,800
		26,446,980
Health Care Equipment and Supplies — 0.6%
Alere, Inc., 6.50%, 6/15/20	900,000	918,000
Alere, Inc., 6.375%, 7/1/23(1)	420,000	452,550
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	615,000	591,938
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	618,975
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	355,000	332,369

11

	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	$250,000	$246,250
Universal Hospital Services, Inc., 7.625%, 8/15/20	1,075,000	1,093,812
		4,253,894
Health Care Providers and Services — 5.0%
Centene Corp., 5.625%, 2/15/21	1,445,000	1,506,701
Centene Corp., 6.125%, 2/15/24	1,445,000	1,566,019
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	1,035,000	1,011,712
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	1,515,000	1,372,969
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	705,000	697,950
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	520,000	410,150
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	1,875,000	1,858,594
DaVita, Inc., 5.75%, 8/15/22	1,625,000	1,666,641
DaVita, Inc., 5.125%, 7/15/24	1,375,000	1,371,562
Envision Healthcare Corp., 5.625%, 7/15/22	1,720,000	1,799,550
HCA, Inc., 4.25%, 10/15/19	360,000	373,500
HCA, Inc., 6.50%, 2/15/20	2,100,000	2,291,625
HCA, Inc., 7.50%, 2/15/22	1,625,000	1,868,246
HCA, Inc., 5.875%, 3/15/22	360,000	399,600
HCA, Inc., 4.75%, 5/1/23	1,445,000	1,533,506
HCA, Inc., 5.375%, 2/1/25	1,805,000	1,906,531
HCA, Inc., 7.69%, 6/15/25	1,730,000	2,019,775
HealthSouth Corp., 5.75%, 11/1/24	715,000	735,646
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,490,000	2,500,894
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,280,000	1,263,603
Kindred Healthcare, Inc., 6.375%, 4/15/22	520,000	473,200
Kindred Healthcare, Inc., 8.75%, 1/15/23	200,000	187,480
LifePoint Health, Inc., 5.50%, 12/1/21	720,000	744,750
Select Medical Corp., 6.375%, 6/1/21	925,000	957,375
Tenet Healthcare Corp., 6.00%, 10/1/20	1,515,000	1,618,338
Tenet Healthcare Corp., 8.125%, 4/1/22	1,915,000	1,953,300
Tenet Healthcare Corp., 6.75%, 6/15/23	1,355,000	1,302,494
Tenet Healthcare Corp., 4.625%, 7/15/24(1)	956,000	947,635
Tenet Healthcare Corp., 7.00%, 8/1/25(1)	575,000	541,938
		36,881,284
Hotels, Restaurants and Leisure — 5.9%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	829,000	855,632
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	750,000	766,875
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)(4)	1,650,000	1,687,125
Aramark Services, Inc., 5.125%, 1/15/24	930,000	989,287
Boyd Gaming Corp., 6.875%, 5/15/23	1,260,000	1,352,144
Boyd Gaming Corp., 6.375%, 4/1/26	700,000	765,625
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/1/20	900,000	922,500
Carrols Restaurant Group, Inc., 8.00%, 5/1/22(1)	75,000	80,063
Eldorado Resorts, Inc., 7.00%, 8/1/23	1,565,000	1,699,981
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	659,500
FelCor Lodging LP, 5.625%, 3/1/23	560,000	583,100
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	825,000	868,312

12

	Principal Amount	Value
Golden Nugget, Inc., 8.50%, 12/1/21(1)	$1,940,000	$2,045,633
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,100,000	1,122,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	1,135,000	1,171,887
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	1,190,000	1,250,987
Landry's, Inc., 6.75%, 10/15/24(1)	1,725,000	1,748,719
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	1,400,000	1,494,500
Melco Resorts Finance Ltd., 4.875%, 6/6/25(1)	200,000	201,403
MGM Resorts International, 8.625%, 2/1/19	765,000	828,113
MGM Resorts International, 5.25%, 3/31/20	1,660,000	1,761,675
MGM Resorts International, 7.75%, 3/15/22	180,000	210,600
MGM Resorts International, 6.00%, 3/15/23	900,000	994,500
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,975,000	2,118,187
Nathan's Famous, Inc., 10.00%, 3/15/20(1)	550,000	576,813
NCL Corp. Ltd., 4.625%, 11/15/20(1)	1,375,000	1,412,812
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	2,550,000	2,652,000
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	940,000	965,850
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	680,000	688,500
Scientific Games International, Inc., 6.25%, 9/1/20	1,410,000	1,434,675
Scientific Games International, Inc., 6.625%, 5/15/21	275,000	283,250
Scientific Games International, Inc., 7.00%, 1/1/22(1)	2,530,000	2,691,287
Scientific Games International, Inc., 10.00%, 12/1/22	1,715,000	1,905,794
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	550,000	591,250
Six Flags Entertainment Corp., 5.50%, 4/15/27(1)	425,000	436,688
Station Casinos LLC, 7.50%, 3/1/21	835,000	868,400
Station Casinos LLC, 5.00%, 10/1/25(1)	325,000	326,593
Viking Cruises Ltd., 5.875%, 9/15/27(1)	150,000	150,893
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	817,000
Wynn Macau Ltd., 5.50%, 10/1/27(1)	800,000	813,500
		42,793,653
Household Durables — 2.9%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	472,625
Beazer Homes USA, Inc., 8.75%, 3/15/22	795,000	882,450
Beazer Homes USA, Inc., 7.25%, 2/1/23	765,000	799,425
Beazer Homes USA, Inc., 6.75%, 3/15/25	100,000	105,810
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	1,057,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,235,000	1,296,750
CalAtlantic Group, Inc., 8.375%, 5/15/18	615,000	641,137
CalAtlantic Group, Inc., 5.375%, 10/1/22	360,000	393,354
CalAtlantic Group, Inc., 5.00%, 6/15/27	625,000	633,203
Century Communities, Inc., 6.875%, 5/15/22	610,000	647,210
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	575,000	559,188
K Hovnanian Enterprises, Inc., 10.00%, 7/15/22(1)	100,000	104,000
KB Home, 4.75%, 5/15/19	360,000	372,150
KB Home, 8.00%, 3/15/20	360,000	406,721

13

	Principal Amount	Value
KB Home, 7.00%, 12/15/21	$290,000	$326,975
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,863,265
Mattamy Group Corp., 6.50%, 10/1/25(1)	450,000	463,500
Meritage Homes Corp., 7.00%, 4/1/22	540,000	619,650
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	949,900
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	2,625,000	2,743,125
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	533,488
Toll Brothers Finance Corp., 4.875%, 3/15/27	800,000	828,080
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	635,937
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,490,000	2,676,750
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,520,700
		21,532,893
Household Products — 0.3%
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	343,687
Spectrum Brands, Inc., 6.625%, 11/15/22	1,215,000	1,269,675
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	904,150
		2,517,512
Industrial Conglomerates — 1.8%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	375,000	400,313
Avantor, Inc., 9.00%, 10/1/25(1)(4)	1,050,000	1,074,937
Bombardier, Inc., 8.75%, 12/1/21(1)	1,715,000	1,847,055
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	741,312
DAE Funding LLC, 4.50%, 8/1/22(1)	1,075,000	1,104,428
DAE Funding LLC, 5.00%, 8/1/24(1)	750,000	770,625
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	390,938
Griffon Corp., 5.25%, 3/1/22(1)(4)	925,000	938,875
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	135,938
H&E Equipment Services, Inc., 5.625%, 9/1/25(1)	450,000	475,875
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	411,000
Masonite International Corp., 5.625%, 3/15/23(1)	125,000	131,444
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	552,750
Park Aerospace Holdings Ltd., 4.50%, 3/15/23(1)	275,000	275,305
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	2,570,000	2,679,225
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	481,828
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	886,500
XPO Logistics, Inc., 6.125%, 9/1/23(1)	100,000	104,750
		13,403,098
Insurance — 0.7%
Aircastle Ltd., 6.25%, 12/1/19	350,000	378,437
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,688,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	718,375
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	209,750
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	801,960
Genworth Holdings, Inc., VRN, 3.32%, 10/16/17, resets quarterly off the 3-month LIBOR plus 2.00%	450,000	211,500
Radian Group, Inc., 7.00%, 3/15/21	170,000	193,588

14

	Principal Amount	Value
Radian Group, Inc., 4.50%, 10/1/24	$625,000	$639,062
		4,840,672
Internet Software and Services — 0.4%
IAC/InterActiveCorp, 4.75%, 12/15/22	345,000	340,688
Match Group, Inc., 6.75%, 12/15/22	720,000	746,100
Netflix, Inc., 5.75%, 3/1/24	1,445,000	1,578,662
		2,665,450
IT Services — 0.9%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	645,178
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	755,000	844,664
First Data Corp., 7.00%, 12/1/23(1)	3,470,000	3,713,941
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,025,000	1,099,312
		6,303,095
Leisure Products — 0.1%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	950,000	935,750
Machinery — 1.0%
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(1)	1,640,000	1,769,150
CNH Industrial Capital LLC, 3.375%, 7/15/19	850,000	864,875
Navistar International Corp., 8.25%, 11/1/21	2,040,000	2,052,801
Vertiv Intermediate Holding Corp. (Toggle PIK), 12.00%, 2/15/22(1)	2,450,000	2,765,437
		7,452,263
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	2,610,000	2,681,775
Media — 10.8%
Altice Financing SA, 6.50%, 1/15/22(1)	515,000	536,888
Altice Financing SA, 6.625%, 2/15/23(1)	2,540,000	2,698,750
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,593,112
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	995,225
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,610,000	1,710,625
Altice US Finance I Corp., 5.50%, 5/15/26(1)	630,000	666,225
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	355,000	350,563
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,000,000	985,000
Cablevision SA, 6.50%, 6/15/21(1)	795,000	850,443
Cablevision Systems Corp., 5.875%, 9/15/22	2,095,000	2,173,562
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	575,000	595,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	125,000	130,469
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	850,000	883,039
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,340,000	2,462,850
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,315,000	1,336,369
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,300,000	1,306,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20(1)	200,000	204,750
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	1,775,000	1,814,937
Cinemark USA, Inc., 5.125%, 12/15/22	435,000	448,594
Clear Channel International BV, 8.75%, 12/15/20(1)	125,000	131,875
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,110,000	2,091,200

15

	Principal Amount	Value
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	$720,000	$744,469
CSC Holdings LLC, 7.625%, 7/15/18	865,000	900,032
CSC Holdings LLC, 10.125%, 1/15/23(1)	675,000	780,469
CSC Holdings LLC, 6.625%, 10/15/25(1)	440,000	482,900
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,265,000	1,318,762
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	485,000	144,288
Digicel Ltd., 6.00%, 4/15/21(1)	600,000	587,934
DISH DBS Corp., 4.25%, 4/1/18	175,000	176,750
DISH DBS Corp., 7.875%, 9/1/19	500,000	547,500
DISH DBS Corp., 5.125%, 5/1/20	1,350,000	1,418,782
DISH DBS Corp., 6.75%, 6/1/21	1,480,000	1,631,700
DISH DBS Corp., 5.00%, 3/15/23	2,295,000	2,362,416
DISH DBS Corp., 5.875%, 11/15/24	250,000	262,863
Embarq Corp., 8.00%, 6/1/36	1,800,000	1,836,000
Gray Television, Inc., 5.125%, 10/15/24(1)	1,750,000	1,763,125
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	464,625
GTH Finance BV, 7.25%, 4/26/23(1)	2,020,000	2,295,498
Lamar Media Corp., 5.875%, 2/1/22	1,045,000	1,078,962
Lamar Media Corp., 5.00%, 5/1/23	1,010,000	1,051,662
Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 8/15/23(1)	275,000	297,688
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,640,000	1,701,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	750,175
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	920,000	955,650
Qwest Corp., 6.75%, 12/1/21	450,000	492,397
Regal Entertainment Group, 5.75%, 3/15/22	900,000	931,500
RR Donnelley & Sons Co., 6.00%, 4/1/24	647,000	607,371
SFR Group SA, 6.00%, 5/15/22(1)	3,245,000	3,395,081
SFR Group SA, 7.375%, 5/1/26(1)	2,560,000	2,768,000
Sinclair Television Group, Inc., 5.375%, 4/1/21	720,000	739,800
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,265,000	1,301,369
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	900,000	924,930
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,085,000	1,117,550
TEGNA, Inc., 5.125%, 7/15/20	720,000	739,800
TEGNA, Inc., 5.50%, 9/15/24(1)	1,085,000	1,146,031
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,250,000	1,273,437
Unitymedia GmbH, 6.125%, 1/15/25(1)	720,000	771,300
Univision Communications, Inc., 6.75%, 9/15/22(1)	975,000	1,014,609
Univision Communications, Inc., 5.125%, 5/15/23(1)	720,000	736,200
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	846,450
Videotron Ltd., 5.00%, 7/15/22	650,000	704,438
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,724,325
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,330,000	1,389,850
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,205,000	1,272,781
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	2,150,000	2,178,896
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,315,000	1,368,422
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,345,000	1,403,844
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	745,000	780,388

16

	Principal Amount	Value
Ziggo Secured Finance BV, 5.50%, 1/15/27(1)	$1,525,000	$1,566,465
		78,715,085
Metals and Mining — 4.5%
AK Steel Corp., 7.625%, 10/1/21	975,000	1,018,875
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,179,250
Aleris International, Inc., 9.50%, 4/1/21(1)	615,000	658,050
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,855,000	1,901,375
ArcelorMittal, 6.00%, 3/1/21	1,100,000	1,212,750
ArcelorMittal, 6.125%, 6/1/25	1,390,000	1,605,450
ArcelorMittal, 7.25%, 3/1/41	1,445,000	1,717,744
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	625,000	664,687
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(1)	2,365,000	2,279,269
Constellium NV, 6.625%, 3/1/25(1)	2,165,000	2,221,831
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	1,520,000	1,569,400
Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,265,000	1,265,411
Freeport-McMoRan, Inc., 4.00%, 11/14/21	400,000	404,000
Freeport-McMoRan, Inc., 6.75%, 2/1/22	125,000	130,938
Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,525,000	2,492,655
Freeport-McMoRan, Inc., 5.40%, 11/14/34	2,345,000	2,251,200
Freeport-McMoRan, Inc., 5.45%, 3/15/43	500,000	469,688
Kinross Gold Corp., 5.125%, 9/1/21	360,000	387,900
Kinross Gold Corp., 4.50%, 7/15/27(1)	650,000	657,312
New Gold, Inc., 6.25%, 11/15/22(1)	300,000	312,375
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	2,060,437
Steel Dynamics, Inc., 5.25%, 4/15/23	1,030,000	1,073,775
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,200,000	1,224,000
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,603,907
Teck Resources Ltd., 8.50%, 6/1/24(1)	685,000	787,750
Teck Resources Ltd., 6.00%, 8/15/40	375,000	409,688
United States Steel Corp., 6.875%, 8/15/25	550,000	565,125
Vedanta Resources plc, 6.375%, 7/30/22(1)	1,010,000	1,052,925
		33,177,767
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
iStar, Inc., 5.00%, 7/1/19	705,000	714,694
iStar, Inc., 4.625%, 9/15/20	475,000	486,875
iStar, Inc., 5.25%, 9/15/22	125,000	127,187
		1,328,756
Multi-Utilities — 2.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,073,738
Calpine Corp., 5.375%, 1/15/23	1,665,000	1,627,787
Calpine Corp., 5.50%, 2/1/24	360,000	344,250
Calpine Corp., 5.75%, 1/15/25	2,050,000	1,944,937
Dynegy, Inc., 7.375%, 11/1/22	2,235,000	2,341,162
Dynegy, Inc., 7.625%, 11/1/24	100,000	104,125
Dynegy, Inc., 8.125%, 1/30/26(1)	1,250,000	1,289,062
GenOn Energy, Inc., 9.50%, 10/15/18(2)(3)	525,000	387,188
GenOn Energy, Inc., 9.875%, 10/15/20(2)(3)	490,000	357,700

17

	Principal Amount	Value
NRG Energy, Inc., 7.625%, 1/15/18	$525,000	$534,319
NRG Energy, Inc., 6.25%, 7/15/22	1,705,000	1,798,775
NRG Energy, Inc., 6.25%, 5/1/24	1,610,000	1,682,450
NRG Energy, Inc., 7.25%, 5/15/26	745,000	802,738
		14,288,231
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	310,000	305,738
Oil, Gas and Consumable Fuels — 9.7%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24(1)	1,645,000	1,784,825
Antero Resources Corp., 5.125%, 12/1/22	1,695,000	1,741,612
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,550,000	1,670,125
California Resources Corp., 8.00%, 12/15/22(1)	6,400,000	4,184,000
Callon Petroleum Co., 6.125%, 10/1/24	975,000	1,023,750
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,780,000	1,820,050
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,190,000	1,213,800
Cenovus Energy, Inc., 6.75%, 11/15/39	1,300,000	1,500,432
Chesapeake Energy Corp., 6.625%, 8/15/20	900,000	931,500
Chesapeake Energy Corp., 6.875%, 11/15/20	1,125,000	1,164,375
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	841,000	910,382
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	1,000,000	1,012,500
Chesapeake Energy Corp., 8.00%, 1/15/25(1)(4)	1,725,000	1,746,562
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	175,000	181,125
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21	1,625,000	1,714,375
Comstock Resources, Inc. (Toggle PIK), 10.00%, 3/15/20	1,260,000	1,260,000
CONSOL Energy, Inc., 5.875%, 4/15/22	1,065,000	1,080,975
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	225,000	233,719
Denbury Resources, Inc., 9.00%, 5/15/21(1)	770,000	755,562
Denbury Resources, Inc., 6.375%, 8/15/21	600,000	363,000
Denbury Resources, Inc., 5.50%, 5/1/22	1,125,000	649,688
Denbury Resources, Inc., 4.625%, 7/15/23	565,000	299,450
Diamondback Energy, Inc., 4.75%, 11/1/24	1,515,000	1,552,875
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	5,450,000	4,564,375
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	605,000	614,075
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	305,000	239,044
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	275,000	287,375
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	702,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	726,375
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	480,000	464,400
Gulfport Energy Corp., 6.00%, 10/15/24	520,000	526,500
Gulfport Energy Corp., 6.375%, 5/15/25	1,220,000	1,239,825
Halcon Resources Corp., 12.00%, 2/15/22(1)	280,000	338,800
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22	525,000	431,813
Laredo Petroleum, Inc., 7.375%, 5/1/22	1,900,000	1,973,625
MEG Energy Corp., 6.375%, 1/30/23(1)	100,000	87,750

18

	Principal Amount	Value
MEG Energy Corp., 7.00%, 3/31/24(1)	$590,000	$508,875
MEG Energy Corp., 6.50%, 1/15/25(1)	1,320,000	1,290,300
Murphy Oil Corp., 4.70%, 12/1/22	1,190,000	1,198,925
Murphy Oil Corp., 6.875%, 8/15/24	525,000	561,089
Murphy Oil Corp., 5.75%, 8/15/25	410,000	423,366
Murray Energy Corp., 11.25%, 4/15/21(1)	3,925,000	2,355,000
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,270,000	1,298,575
Peabody Energy Corp., 6.00%, 3/31/22(1)	875,000	906,719
Petrobras Global Finance BV, 4.875%, 3/17/20	1,085,000	1,129,756
Petrobras Global Finance BV, 8.375%, 5/23/21	720,000	834,120
Range Resources Corp., 5.75%, 6/1/21(1)	720,000	752,400
Range Resources Corp., 5.00%, 8/15/22(1)	1,085,000	1,089,069
Resolute Energy Corp., 8.50%, 5/1/20	875,000	894,687
RSP Permian, Inc., 6.625%, 10/1/22	200,000	210,500
Sanchez Energy Corp., 7.75%, 6/15/21	1,705,000	1,624,012
Sanchez Energy Corp., 6.125%, 1/15/23	200,000	173,000
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)(4)	1,100,000	1,109,625
SM Energy Co., 6.50%, 11/15/21	475,000	482,125
SM Energy Co., 6.50%, 1/1/23	735,000	744,188
SM Energy Co., 5.625%, 6/1/25	225,000	214,875
SM Energy Co., 6.75%, 9/15/26	400,000	402,000
Southwestern Energy Co., 6.70%, 1/23/25	1,245,000	1,266,787
Southwestern Energy Co., 7.50%, 4/1/26	425,000	442,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	1,015,050
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,425,000	1,417,875
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	1,365,000	1,407,656
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23	1,215,000	1,297,012
Whiting Petroleum Corp., 5.00%, 3/15/19	625,000	628,313
Whiting Petroleum Corp., 5.75%, 3/15/21	1,770,000	1,743,450
Whiting Petroleum Corp., 6.25%, 4/1/23	75,000	74,156
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	275,000	275,344
WPX Energy, Inc., 7.50%, 8/1/20	101,000	110,343
WPX Energy, Inc., 6.00%, 1/15/22	1,360,000	1,412,700
WPX Energy, Inc., 8.25%, 8/1/23	610,000	687,013
		70,971,544
Personal Products†
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	232,594
Pharmaceuticals — 2.8%
Eagle Holding Co. II LLC (Toggle PIK), 7.625%, 5/15/22(1)	1,675,000	1,742,000
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,400,000	1,162,000
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	990,000	806,850
Endo Finance LLC, 5.75%, 1/15/22(1)	700,000	617,750
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	850,000	799,000
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	895,000	733,900
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(1)	575,000	580,031
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,200,000	6,221,328

19

	Principal Amount	Value
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	$1,100,000	$1,100,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	815,000	801,756
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,265,000	1,238,119
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	250,000	220,938
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,960,000	3,489,750
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	1,075,000	1,075,000
		20,588,422
Real Estate Management and Development — 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,030,000	1,060,900
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	1,325,000	1,368,062
SBA Communications Corp., 4.00%, 10/1/22(1)(4)	1,100,000	1,105,500
		3,534,462
Semiconductors and Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,290,000	1,464,150
Advanced Micro Devices, Inc., 7.00%, 7/1/24	845,000	897,812
Amkor Technology, Inc., 6.375%, 10/1/22	720,000	746,496
Micron Technology, Inc., 5.25%, 8/1/23(1)	4,495,000	4,710,760
Micron Technology, Inc., 5.50%, 2/1/25	375,000	401,719
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	839,000
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,445,000	1,510,025
Qorvo, Inc., 6.75%, 12/1/23	1,125,000	1,229,231
		11,799,193
Software — 1.1%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	1,180,000	1,213,925
Infor Software Parent LLC / Infor Software Parent, Inc. (Toggle PIK), 7.125%, 5/1/21(1)	150,000	153,420
Infor US, Inc., 6.50%, 5/15/22	3,545,000	3,693,429
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	425,000	451,562
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	1,385,000	1,480,219
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,291,500
		8,284,055
Specialty Retail — 1.9%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,550,000	1,426,000
Asbury Automotive Group, Inc., 6.00%, 12/15/24	2,275,000	2,388,750
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,795,000	1,938,600
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	762,000
Herc Rentals, Inc., 7.50%, 6/1/22(1)	910,000	988,487
Lithia Motors, Inc., 5.25%, 8/1/25(1)	325,000	338,406
Party City Holdings, Inc., 6.125%, 8/15/23(1)	735,000	768,075
Penske Automotive Group, Inc., 3.75%, 8/15/20	300,000	306,750
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	500,000	533,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	720,000	739,800
Sonic Automotive, Inc., 5.00%, 5/15/23	615,000	604,237
United Rentals North America, Inc., 5.50%, 7/15/25	1,480,000	1,594,626
United Rentals North America, Inc., 4.625%, 10/15/25	50,000	50,750
United Rentals North America, Inc., 5.50%, 5/15/27	1,445,000	1,544,344
United Rentals North America, Inc., 4.875%, 1/15/28	250,000	251,563
		14,236,138

20

	Principal Amount	Value
Technology Hardware, Storage and Peripherals — 1.9%
Ascend Learning LLC, 6.875%, 8/1/25(1)	$250,000	$264,375
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,250,000	2,415,937
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	3,685,000	3,861,585
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	332,000	366,918
Dell, Inc., 5.875%, 6/15/19	900,000	949,635
EMC Corp., 2.65%, 6/1/20	795,000	787,295
Everi Payments, Inc., 10.00%, 1/15/22	800,000	872,000
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,075,000	1,130,094
NCR Corp., 5.00%, 7/15/22	1,245,000	1,279,238
Western Digital Corp., 7.375%, 4/1/23(1)	720,000	790,560
Western Digital Corp., 10.50%, 4/1/24	1,220,000	1,436,550
		14,154,187
Trading Companies and Distributors — 0.1%
United Rentals Inc. , 4.875%, 1/15/28	675,000	679,219
Transportation and Logistics — 0.2%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,120,000	1,196,720
Wabash National Corp., 5.50%, 10/1/25(1)	325,000	332,312
		1,529,032
Wireless Telecommunication Services — 2.5%
Digicel Group Ltd., 8.25%, 9/30/20(1)	3,714,000	3,642,060
Sprint Communications, Inc., 9.00%, 11/15/18(1)	985,000	1,058,875
Sprint Communications, Inc., 7.00%, 3/1/20(1)	795,000	870,525
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	837,000
Sprint Communications, Inc., 6.00%, 11/15/22	1,265,000	1,365,820
Sprint Corp., 7.25%, 9/15/21	2,165,000	2,411,269
Sprint Corp., 7.875%, 9/15/23	1,035,000	1,203,187
Sprint Corp., 7.125%, 6/15/24	875,000	986,563
Sprint Corp., 7.625%, 2/15/25	730,000	841,325
T-Mobile USA, Inc., 6.125%, 1/15/22	795,000	828,788
T-Mobile USA, Inc., 6.625%, 4/1/23	2,325,000	2,452,921
T-Mobile USA, Inc., 6.375%, 3/1/25	1,445,000	1,559,444
		18,057,777
TOTAL CORPORATE BONDS (Cost $689,115,320)		691,974,785
BANK LOAN OBLIGATIONS(8) — 1.4%
Basic Materials — 0.1%
Big River Steel LLC, Term Loan B, 6.33%, 8/23/23	400,000	406,000
Chemicals†
Venator Materials Corporation, Term Loan B, 4.31%, 8/8/24	300,000	301,687
Commercial Services and Supplies — 0.1%
Seminole Tribe of Florida, 2017 Term Loan B, 3.46%, 7/6/24	700,000	704,214
Communications — 0.1%
CPI International Inc., 2017 1st Lien Term Loan, 4.74%, 7/26/24	375,000	375,470
CPI International Inc., 2017 2nd Lien Add-On Term Loan, 8.49%, 7/26/25	50,000	50,219
		425,689

21

	Principal Amount/Shares	Value
Consumer, Cyclical — 0.5%
Delta 2 (LUX) S.a.r.l., USD Term Loan B3, 4.24%, 2/1/24	$50,000	$50,369
Landry's, Inc., 2017 Incremental Term Loan, 10/4/23(5)	325,000	327,100
LTF Merger Sub, Inc., 2017 Term Loan B, 4.32%, 6/10/22	3,009,837	3,024,194
Scientific Games International, Inc., 2017 Term Loan B4, 4.52%, 8/14/24	425,000	426,262
		3,827,925
Consumer, Non-cyclical — 0.2%
Surgery Center Holdings, Inc., 2017 Term Loan B, 9/2/24(5)	350,000	347,704
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 4.99%, 8/25/24	400,000	404,834
USS Ultimate Holdings, Inc., 2nd Lien Term Loan, 8.99%, 8/25/25	450,000	453,751
		1,206,289
Energy — 0.1%
BCP Renaissance Parent LLC, 2017 Term Loan B, 9/19/24(5)	825,000	834,925
FTS International, Inc., New Term Loan B, 4/16/21(5)	100,000	93,844
		928,769
Financial Services — 0.2%
Asurion LLC, 2017 2nd Lien Term Loan, 7.24%, 8/4/25	550,000	563,464
Asurion LLC, 2017 Term Loan B5, 11/3/23(5)	550,000	553,094
Werner FinCo LP, 2017 Term Loan, 5.24%, 7/24/24	225,000	226,055
		1,342,613
Industrial — 0.1%
Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 4.56%, 7/19/24(9)	175,000	175,328
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 8.56%, 7/18/25(9)	175,000	176,313
MW Industries, Inc., 1st Lien Term Loan, 9/27/24(5)	450,000	451,125
		802,766
TOTAL BANK LOAN OBLIGATIONS (Cost $9,867,958)		9,945,952
ASSET-BACKED SECURITIES(6) — 0.1%
American Airlines Pass Through Trust, 7.00%, 7/31/19(1)	379,410	385,576
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	645,054	704,721
TOTAL ASSET-BACKED SECURITIES (Cost $1,084,841)		1,090,297
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $779,266)	720,000	785,430
TEMPORARY CASH INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,105,192)	17,105,192	17,105,192
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $717,952,577)		720,901,656
OTHER ASSETS AND LIABILITIES — 1.5%		10,739,169
TOTAL NET ASSETS — 100.0%		$731,640,825

22

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $326,453,743, which represented 44.6% of total net assets. Of these securities, 1.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Security is in default.

(3)	Non-income producing.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(9)	Bank loan obligation includes unfunded delayed draw commitments. The principal amount and value of these unfunded commitments at the period end were $21,029 and $21,161, respectively.

See Notes to Financial Statements.

23

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $717,952,577)	$720,901,656
Receivable for investments sold	14,512,899
Receivable for capital shares sold	2,148,972
Interest receivable	12,146,086
749,709,613

Liabilities
Payable for investments purchased	17,964,758
Payable for capital shares redeemed	1,423
Accrued management fees	102,607
18,068,788

Net Assets	$731,640,825

Net Assets Consist of:
Capital paid in	$728,163,983
Distributions in excess of net investment income	(107,817)
Undistributed net realized gain	635,580
Net unrealized appreciation	2,949,079
$731,640,825

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$148,046,717	14,734,276	$10.05
G Class	$583,594,108	58,077,633	$10.05

See Notes to Financial Statements.

24

Statement of Operations

FOR THE PERIOD ENDED SEPTEMBER 30, 2017 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Interest	$14,565,648

Expenses:
Management fees	1,725,949
Trustees' fees and expenses	16,217
Other expenses	980
1,743,146
Fees waived - G Class	(581,861)
1,161,285

Net investment income (loss)	13,404,363

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	635,580
Change in net unrealized appreciation (depreciation) on investments	2,949,079

Net realized and unrealized gain (loss)	3,584,659

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,989,022

(1)	May 19, 2017 (fund inception) through September 30, 2017.

See Notes to Financial Statements.

25

Statement of Changes in Net Assets

PERIOD ENDED SEPTEMBER 30, 2017 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,404,363
Net realized gain (loss)	635,580
Change in net unrealized appreciation (depreciation)	2,949,079
Net increase (decrease) in net assets resulting from operations	16,989,022

Distributions to Shareholders
From net investment income:
Investor Class	(2,546,304)
G Class	(10,409,974)
R6 Class	(555,902)
Decrease in net assets from distributions	(13,512,180)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	728,163,983

Net increase (decrease) in net assets	731,640,825

Net Assets
End of period	$731,640,825

Distributions in excess of net investment income	$(107,817)

(1)	May 19, 2017 (fund inception) through September 30, 2017.

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class and G Class (formerly Institutional Class). All classes of the fund commenced sale on May 19, 2017, the fund’s inception date. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, forward commitments and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The annual management fee is 0.85% for the Investor Class and 0.60% for the G Class. Prior to July 31, 2017, the annual management fee was 0.85% for the Investor Class, 0.65% for the G Class and 0.60% for the R6 Class. Effective July 31, 2017, the investment
28

advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. The effective annual management fee for the period ended September 30, 2017 was 0.62% before waiver and 0.32% after waiver for the G Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 were $306,386,273 and $256,361,069, respectively.

On May 19, 2017 (fund inception), the fund incurred a purchase in kind of debt securities valued at $664,465,221. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Period ended September 30, 2017(1)
	Shares	Amount
Investor Class
Sold	14,480,025	$144,800,257
Issued in reinvestment of distributions	254,251	2,546,304
	14,734,276	147,346,561
G Class
Sold	58,046,270	580,778,713
Issued in reinvestment of distributions	1,039,372	10,409,974
Redeemed	(1,008,009)	(10,065,838)
	58,077,633	581,122,849
R6 Class
Sold	6,405,960	64,050,278
Issued in reinvestment of distributions	32,824	327,590
Redeemed	(6,438,784)	(64,683,295)
	—	(305,427)
Net increase (decrease)	72,811,909	$728,163,983

(1)	May 19, 2017 (fund inception) through September 30, 2017.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

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•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$691,974,785	—
Bank Loan Obligations	—	9,945,952	—
Asset-Backed Securities	—	1,090,297	—
Sovereign Governments and Agencies	—	785,430	—
Temporary Cash Investments	$17,105,192	—	—
	$17,105,192	$703,796,464	—

7. Risk Factors

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$718,413,768
Gross tax appreciation of investments	$9,001,307
Gross tax depreciation of investments	(6,513,419)
Net tax appreciation (depreciation) of investments	$2,487,888

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.00	0.17	0.05	0.22	(0.17)	$10.05	2.25%	0.86%(4)	4.79%(4)	38%	$148,047
G Class(5)
2017(3)	$10.00	0.19	0.05	0.24	(0.19)	$10.05	2.44%	0.33%(4)(6)	5.32%(4)(6)	38%	$583,594

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	May 19, 2017 (fund inception) through September 30, 2017 (unaudited).

(4)	Annualized.

(5)	Prior to July 31, 2017, the G Class was referred to as the Institutional Class.

(6)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.63% and 5.02%, respectively.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

The Fund’s Board of Trustees unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors/trustees and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds.

When considering the approval of the management agreement for the Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the Fund.

The Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval. They determined that the

32

information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

Approval of Subadvisory Agreement

The Advisor has retained Nomura Corporate Research and Asset Management Inc. (the "Subadvisor") to serve as subadvisor for the Fund. The Subadvisor is responsible for the day-to-day investment management of the Fund, subject to the general oversight of the Advisor and the Board of Trustees.

The Fund’s Board of Trustees, in considering the approval of the subadvisory agreement (the “Subadvisory Agreement”) received detailed information regarding the Subadvisor and the experience of those designated to manage the Fund. The Board also received a recommendation from the Advisor to approve the Subadvisor.The information considered and the discussions held with regard to the Subadvisor included, but were not limited to:

•	the nature, extent, and quality of investment management services to be provided by the Subadvisor to the Fund;

•	the Subadvisor’s breadth of experience in managing its particular investment strategy and in managing investments generally;

•	the expected composition and liquidity of the securities held in the Fund;

•	data comparing the performance of the Subadvisor’s proposed investment strategies employed in similar accounts to appropriate benchmarks; and

•	the compliance policies, procedures, and regulatory experience of the Subadvisor, including management of other registered investment companies, if applicable.

The independent Trustees reviewed the proposed fees for the Subadvisor, noting that the compensation paid to the Subadvisor would be paid by the Advisor out of the Fund’s unified fee. They also noted that the terms of the Subadvisory Agreement was the result of arms’ length negotiations between the Advisor and the Subadvisor. The independent Trustees considered all of the information provided by the Advisor, the Subadvisor, and the independent Trustees’ independent counsel in connection with the approval, and concluded that they had sufficient information to evaluate the proposed agreements on behalf of the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. Based on all of the information considered, the independent Trustees concluded that the Subadvisory Agreement with the Subadvisor was fair and reasonable in light of the services to be provided and should be approved.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93336 1711

Semiannual Report

September 30, 2017

Prime Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
7-Day Current Yields	Investor Class	A Class	C Class
After waiver(1)	0.71%	0.71%	0.71%
Before waiver	0.71%	0.46%	-0.04%
7-Day Effective Yields	Investor Class	A Class	C Class
After waiver(1)	0.72%	0.72%	0.72%

(1)	Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	34 days
Weighted Average Life	76 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	62%
31-90 days	30%
91-180 days	8%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.00	$2.91	0.58%
A Class	$1,000	$1,003.00	$2.91	0.58%
C Class	$1,000	$1,003.00	$2.91	0.58%
Hypothetical
Investor Class	$1,000	$1,022.16	$2.94	0.58%
A Class	$1,000	$1,022.16	$2.94	0.58%
C Class	$1,000	$1,022.16	$2.94	0.58%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 48.6%
Apple, Inc., 1.25%, 11/15/17(2)	$5,691,000	$5,682,250
Bank of Nova Scotia (The), VRN, 1.62%, 10/12/17, resets quarterly off the 3-month LIBOR plus 0.32%(2)	25,000,000	25,017,565
Bank of Nova Scotia (The), VRN, 1.40%, 10/18/17, resets monthly off the 1-month LIBOR plus 0.17%(2)	25,000,000	25,000,000
Bennington Stark Capital Co. LLC, 1.26%, 10/10/17 (LOC: Societe Generale SA)(2)	36,000,000	35,988,840
Bennington Stark Capital Co. LLC, 1.26%, 10/12/17 (LOC: Societe Generale SA)(2)	21,000,000	20,992,043
Chariot Funding LLC, 1.26%, 10/5/17 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,996,556
Chariot Funding LLC, 1.48%, 3/28/18 (LOC: JPMorgan Chase Bank N.A.)(2)	35,000,000	34,749,069
Charta LLC, 1.25%, 11/9/17 (LOC: Citibank N.A.)(2)	25,000,000	24,966,687
Chesham Finance Ltd / Chesham Finance LLC, 1.20%, 10/2/17 (LOC: HSBC Bank plc)(2)	53,000,000	52,998,263
CRC Funding LLC, 1.31%, 10/3/17 (LOC: Citibank N.A.)(2)	10,000,000	9,999,283
CRC Funding LLC, 1.32%, 12/27/17 (LOC: Citibank N.A.)(2)	20,000,000	19,937,167
Crown Point Capital Co. LLC, VRN, 1.43%, 10/10/17, resets monthly off the 1-month LIBOR plus 0.20% (LOC: Credit Suisse AG)(2)	35,000,000	35,000,000
Liberty Street Funding LLC, 1.375%, 11/2/17 (LOC: Bank of Nova Scotia)(2)	20,000,000	19,976,000
Liberty Street Funding LLC, 1.31%, 11/3/17 (LOC: Bank of Nova Scotia)(2)	15,000,000	14,982,262
Liberty Street Funding LLC, 1.33%, 12/14/17 (LOC: Bank of Nova Scotia)(2)	12,000,000	11,967,687
Old Line Funding LLC, 1.32%, 10/30/17 (LOC: Royal Bank of Canada)(2)	36,000,000	35,962,300
Old Line Funding LLC, VRN, 1.36%, 10/13/17, resets monthly off the 1-month LIBOR plus 0.12% (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Ridgefield Funding Co. LLC, 1.25%, 10/18/17 (LOC: BNP Paribas)(2)	25,292,000	25,277,310
Ridgefield Funding Co. LLC, VRN, 1.46%, 10/27/17, resets monthly off the 1-month LIBOR plus 0.22% (LOC: BNP Paribas)(2)	25,000,000	25,000,000
Thunder Bay Funding LLC, 1.33%, 11/21/17 (LOC: Royal Bank of Canada)(2)	30,000,000	29,944,325
Thunder Bay Funding LLC, 1.31%, 12/18/17 (LOC: Royal Bank of Canada)(2)	20,000,000	19,944,100
Toyota Credit Canada, Inc., 1.37%, 10/31/17 (LOC: Toyota Motor Credit Corp.)	35,000,000	34,960,917
Toyota Credit Canada, Inc., 1.47%, 2/28/18 (LOC: Toyota Motor Credit Corp.)	25,000,000	24,850,000
Westpac Banking Corp., VRN, 1.37%, 10/10/17, resets monthly off the 1-month LIBOR plus 0.14%(2)	40,000,000	40,000,000
TOTAL COMMERCIAL PAPER		623,192,624
CERTIFICATES OF DEPOSIT — 16.1%
Bank of Montreal, VRN, 1.56%, 10/27/17, resets monthly off the 1-month LIBOR plus 0.32%	20,000,000	20,000,000
Bank of Montreal, 1.32%, 11/21/17	10,000,000	10,000,827

6

	Principal Amount	Value
Bank of Montreal, VRN, 1.42%, 10/4/17, resets monthly off the 1-month LIBOR plus 0.19%	$25,000,000	$25,000,000
Bank of Nova Scotia (The), 1.44%, 3/14/18(2)	5,340,000	5,305,699
Bank of Nova Scotia (The), VRN, 1.39%, 10/20/17, resets monthly off the 1-month LIBOR plus 0.15%(2)	3,000,000	3,000,000
Canadian Imperial Bank of Commerce, VRN, 1.50%, 11/27/17, resets quarterly off the 3-month LIBOR plus 0.18%	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, VRN, 1.47%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.23%	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, VRN, 1.64%, 12/1/17, resets quarterly off the 3-month LIBOR plus 0.32%	9,550,000	9,555,271
Toronto-Dominion Bank, 1.32%, 12/19/17	20,000,000	20,000,000
Toronto-Dominion Bank, VRN, 1.38%, 10/6/17, resets monthly off the 1-month LIBOR plus 0.15%	13,000,000	13,000,000
Toronto-Dominion Bank, VRN, 1.41%, 11/6/17, resets quarterly off the 3-month LIBOR plus 0.10%	15,000,000	15,000,000
Wells Fargo Bank N.A., 1.36%, 2/5/18	35,000,000	35,000,000
TOTAL CERTIFICATES OF DEPOSIT		205,861,797
CORPORATE BONDS(3) — 13.7%
2880 Stevens Creek LLC, VRDN, 1.25%, 10/4/17 (LOC: Bank of the West)	9,900,000	9,900,000
CHS Properties, Inc., VRDN, 1.22%, 10/5/17 (LOC: Wells Fargo Bank N.A.)	1,222,000	1,222,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 1.24%, 10/5/17 (LOC: FHLB)	22,660,000	22,660,000
D&I Properties LLC, VRDN, 1.25%, 10/4/17 (LOC: Wells Fargo Bank N.A.)	3,450,000	3,450,000
East Grand Office Park LP, VRDN, 1.25%, 10/5/17 (LOC: FHLB)	4,200,000	4,200,000
Esplanade Theatres LLC, VRDN, 1.32%, 10/5/17 (LOC: FHLB)	2,475,000	2,475,000
Fiore Capital LLC, VRDN, 1.22%, 10/5/17 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
First Baptist Church of Opelika AL, VRDN, 1.25%, 10/5/17 (LOC: FHLB)	3,735,000	3,735,000
HHH Investment Co. LLC, VRDN, 1.25%, 10/4/17 (LOC: Bank of the West)	14,100,000	14,100,000
Labcon North America, VRDN, 1.23%, 10/4/17 (LOC: Bank of the West)	2,440,000	2,440,000
Lakeport Group LLC, VRDN, 1.23%, 10/4/17 (LOC: Union Bank N.A.)	3,335,000	3,335,000
Manse on Marsh LP, VRDN, 1.24%, 10/5/17 (LOC: FHLB)	9,330,000	9,330,000
Ness Family Partners LP, VRDN, 1.23%, 10/4/17 (LOC: Bank of the West)	5,890,000	5,890,000
Northcreek Church, VRDN, 1.40%, 10/5/17 (LOC: FHLB)	6,730,000	6,730,000
Partisan Property, Inc., Series 2014, VRDN, 1.23%, 10/4/17 (LOC: Wells Fargo Bank N.A.)	6,905,000	6,905,000
PepsiCo, Inc., VRN, 1.65%, 10/13/17, resets quarterly off the 3-month LIBOR plus 0.35%	5,000,000	5,000,690
Providence Health & Services Obligated Group, VRDN, 1.25%, 10/5/17 (LOC: U.S. Bank N.A.)	20,560,000	20,560,000
Relay Relay LLC, VRDN, 1.24%, 10/5/17 (LOC: FHLB)	7,675,000	7,675,000
Sidal Realty Co. LP, VRDN, 1.26%, 10/5/17 (LOC: Wells Fargo Bank N.A.)	6,615,000	6,615,000
World Wildlife Fund, Inc., VRDN, 1.22%, 10/5/17 (LOC: JPMorgan Chase Bank N.A.)	26,490,000	26,490,000
TOTAL CORPORATE BONDS		176,242,690

7

	Principal Amount	Value
MUNICIPAL SECURITIES — 13.4%
ABAG Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 1.30%, 10/5/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	$2,435,000	$2,435,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 1.28%, 10/5/17, resets weekly off the remarketing agent (LOC: Preferred Bank and FHLB)	4,550,000	4,550,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.48%, 10/5/17, resets weekly off the remarketing agent (LOC: Bank of the West)	6,115,000	6,115,000
City of Philadelphia, PA, 1.30%, 11/7/17 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
City of Philadelphia, PA, 1.30%, 11/7/17 (LOC: Wells Fargo Bank N.A.)	15,000,000	15,000,000
Colorado Housing & Finance Authority Rev., (Organizers Unlimited/M&P Enterprises Obligated Group), VRDN, 1.48%, 10/5/17, resets weekly off the remarketing agent (LOC: Colorado Business Bank and FHLB)	25,000	25,000
Hesperia Public Financing Authority Rev., VRDN, 1.25%, 10/4/17, resets weekly off the remarketing agent (LOC: Bank of the West)	4,030,000	4,030,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 1.45%, 10/4/17, resets weekly off the remarketing agent (LOC: FHLMC)	520,000	520,000
Illinois Housing Development Authority Rev., VRDN, 1.28%, 10/5/17, resets weekly off the remarketing agent (SBBPA: FHLB)	5,000,000	5,000,000
Jasper Morgan Newton & Walton Counties Joint Development Authority Rev., VRDN, 1.25%, 10/4/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
Johnson City Health & Educational Facilities Board Rev., (Mountain States Health Alliance Obligated Group), VRDN, 1.15%, 10/4/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	37,900,000	37,900,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 1.15%, 10/5/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(2)	15,390,000	15,390,000
Massachusetts Education Financing Authority, 1.31%, 10/31/17 (LOC: Royal Bank of Canada)	5,000,000	5,000,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 1.33%, 10/5/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Nassau Health Care Corp. Rev., VRDN, 1.16%, 10/4/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	3,515,000	3,515,000
Osceola County Housing Finance Authority Rev., VRDN, 1.20%, 10/4/17, resets weekly off the remarketing agent (LOC: FNMA)	285,000	285,000
Pasadena Public Financing Authority Rev., VRDN, 1.20%, 10/5/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	7,960,000	7,960,000
South Dakota Housing Development Authority Rev., VRDN, 1.15%, 10/5/17, resets weekly off the remarketing agent (SBBPA: South Dakota Housing Development Authority)	30,000,000	30,000,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 1.50%, 10/4/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A. and CoBANK ACB)	290,000	290,000
Traer Creek Metropolitan District Rev., VRDN, 1.20%, 10/4/17, resets weekly off the remarketing agent (LOC: BNP Paribas)	8,434,000	8,434,000
University of Texas System (The), 1.25%, 12/12/17	5,000,000	5,000,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Martin's Famous Pastry Shoppe, Inc.), VRDN, 1.19%, 10/5/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	9,840,000	9,840,000

8

	Principal Amount	Value
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 1.45%, 10/4/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	$450,000	$450,000
TOTAL MUNICIPAL SECURITIES		171,249,000
U.S. TREASURY SECURITIES(1) — 7.4%
U.S. Treasury Bills, 0.71%, 11/9/17	20,000,000	19,984,942
U.S. Treasury Notes, VRN, 1.12%, 10/2/17, resets daily off the 3-month LIBOR plus 0.07%	5,000,000	5,000,396
U.S. Treasury Notes, VRN, 1.23%, 10/2/17, resets daily off the 3-month LIBOR plus 0.17%	10,000,000	10,001,381
U.S. Treasury Notes, 0.875%, 10/15/17	25,000,000	24,996,859
U.S. Treasury Notes, 0.75%, 10/31/17	35,000,000	34,987,547
TOTAL U.S. TREASURY SECURITIES		94,971,125
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 0.75%, 1/12/18	6,449,000	6,446,266
TOTAL INVESTMENT SECURITIES — 99.7%		1,277,963,502
OTHER ASSETS AND LIABILITIES — 0.3%		3,513,947
TOTAL NET ASSETS — 100.0%		$1,281,477,449

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $587,077,406, which represented 45.8% of total net assets.

(3)	Instruments may be payable upon demand and accrue interest based upon a predetermined money market rate. Interest reset date is indicated. Rate shown is effective at period end.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,277,963,502
Cash	1,340,005
Receivable for investments sold	1,052,000
Receivable for capital shares sold	1,183,125
Interest receivable	1,238,063
1,282,776,695

Liabilities
Payable for capital shares redeemed	697,898
Accrued management fees	601,348
1,299,246

Net Assets	$1,281,477,449

Net Assets Consist of:
Capital paid in	$1,281,495,128
Accumulated net realized loss	(17,679)
$1,281,477,449

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,247,429,954	1,247,580,348	$1.00
A Class	$23,103,641	23,092,140	$1.00
C Class	$10,943,854	10,941,746	$1.00

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,543,527

Expenses:
Management fees	3,670,316
Distribution and service fees:
A Class	30,902
C Class	38,841
Trustees' fees and expenses	43,890
Other expenses	63
3,784,012
Fees waived	(69,743)
3,714,269

Net investment income (loss)	3,829,258

Net realized gain (loss) on investment transactions	(1,641)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,827,617

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$3,829,258	$2,547,421
Net realized gain (loss)	(1,641)	363,806
Net increase (decrease) in net assets resulting from operations	3,827,617	2,911,227

Distributions to Shareholders
From net investment income:
Investor Class	(3,725,254)	(2,438,489)
A Class	(73,173)	(90,143)
C Class	(30,831)	(18,789)
Decrease in net assets from distributions	(3,829,258)	(2,547,421)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	(22,276,221)	(478,873,456)

Net increase (decrease) in net assets	(22,277,862)	(478,509,650)

Net Assets
Beginning of period	1,303,755,311	1,782,264,961
End of period	$1,281,477,449	$1,303,755,311

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum

13

exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2370% to 0.3500%	0.2500% to 0.3100%	0.57%
A Class			0.57%
C Class			0.57%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the period ended September 30, 2017 was $30,902 and $38,841 for the A Class and C Class, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,000,000 and $4,450,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

14

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	206,345,466	$206,345,466	719,526,363	$719,526,363
Issued in reinvestment of distributions	3,683,179	3,683,179	2,437,674	2,437,674
Redeemed	(230,745,160)	(230,745,160)	(1,017,723,715)	(1,017,723,715)
	(20,716,515)	(20,716,515)	(295,759,678)	(295,759,678)
A Class
Sold	4,059,952	4,059,952	80,637,153	80,637,153
Issued in reinvestment of distributions	72,325	72,325	85,555	85,555
Redeemed	(6,677,872)	(6,677,872)	(264,266,517)	(264,266,517)
	(2,545,595)	(2,545,595)	(183,543,809)	(183,543,809)
C Class
Sold	2,963,760	2,963,760	5,996,139	5,996,139
Issued in reinvestment of distributions	30,581	30,581	18,789	18,789
Redeemed	(2,008,452)	(2,008,452)	(5,584,897)	(5,584,897)
	985,889	985,889	430,031	430,031
Net increase (decrease)	(22,276,221)	$(22,276,221)	(478,873,456)	$(478,873,456)

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(16,038), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

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7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.30%	0.58%(4)	0.58%(4)	0.59%(4)	0.59%(4)	$1,247,430
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	0.58%	0.17%	0.17%	$1,268,148
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.30%	0.58%	0.02%	(0.26)%	$1,563,574
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.58%	0.01%	(0.42)%	$1,813,054
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.58%	0.01%	(0.41)%	$2,014,191
2013	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.23%	0.58%	0.01%	(0.34)%	$2,031,353
A Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.30%	0.58%(4)	0.83%(4)	0.59%(4)	0.34%(4)	$23,104
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	0.83%	0.17%	(0.08)%	$25,649
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%	0.83%	0.00%(5)	(0.51)%	$209,165
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.83%	0.01%	(0.67)%	$186,961
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	0.83%	0.01%	(0.66)%	$213,512
2013	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.23%	0.83%	0.01%	(0.59)%	$166,572

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.30%	0.58%(4)	1.33%(4)	0.59%(4)	(0.16)%(4)	$10,944
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	1.33%	0.17%	(0.58)%	$9,958
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%	1.33%	0.00%(5)	(1.01)%	$9,526
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	1.33%	0.01%	(1.17)%	$7,146
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.16%	1.33%	0.01%	(1.16)%	$6,825
2013	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.23%	1.33%	0.01%	(1.09)%	$7,241

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2017 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

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In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its

20

peer group for the one-, three-, and ten-year periods and in the second quartile of its peer group for the five-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support

21

positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 1711

Semiannual Report

September 30, 2017

Short Duration Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life	2.3 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	46.4%
U.S. Treasury Securities	23.0%
Collateralized Mortgage Obligations	14.0%
Asset-Backed Securities	10.1%
Commercial Mortgage-Backed Securities	3.0%
U.S. Government Agency Mortgage-Backed Securities	1.6%
Sovereign Governments and Agencies	0.5%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(1.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,010.50	$3.02	0.60%
I Class	$1,000	$1,010.40(2)	$2.40(3)	0.50%
A Class	$1,000	$1,008.30	$4.28	0.85%
C Class	$1,000	$1,004.50	$8.04	1.60%
R Class	$1,000	$1,007.00	$5.53	1.10%
R5 Class	$1,000	$1,011.60	$2.02	0.40%
R6 Class	$1,000	$1,001.70(4)	$0.60(5)	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,022.56(6)	$2.54(6)	0.50%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R5 Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31(6)	$1.78(6)	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)	Ending account value based on actual return from July 28, 2017 (commencement of sale) through September 30, 2017.

(5)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 65, the number of days in the period from July 28, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(6)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 46.4%
Aerospace and Defense — 0.5%
United Technologies Corp., 1.50%, 11/1/19	$2,000,000	$1,990,226
Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	740,000	776,075
Schaeffler Finance BV, 4.75%, 5/15/23(1)	800,000	829,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	850,000	880,813
		2,485,888
Automobiles — 2.2%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	1,000,000	1,002,814
Daimler Finance North America LLC, 2.30%, 1/6/20(1)	1,000,000	1,004,740
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	522,425
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	1,196,000	1,202,249
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	1,009,196
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	809,197
General Motors Co., 3.50%, 10/2/18	990,000	1,006,291
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,089,826
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,014,346
		8,661,084
Banks — 8.0%
Akbank Turk AS, 3.875%, 10/24/17	1,000,000	1,001,620
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	401,400
Bank of America Corp., MTN, 5.625%, 7/1/20	2,500,000	2,723,422
Bank of America Corp., MTN, VRN, 2.33%, 10/1/20(5)	1,000,000	999,463
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	1,002,120
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,007,102
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,019,400
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,004,341
Capital One N.A./Mclean VA, 1.65%, 2/5/18	2,500,000	2,499,859
CIT Group, Inc., 5.375%, 5/15/20	740,000	796,425
Credit Suisse AG, 1.75%, 1/29/18	1,000,000	1,000,831
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	1,007,215
Finansbank AS, MTN, 6.25%, 4/30/19	650,000	677,119
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,261,244
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,338,856
HSBC Bank plc, 4.125%, 8/12/20(1)	2,015,000	2,122,971
Huntington National Bank (The), 2.20%, 4/1/19	1,000,000	1,002,749
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	1,000,000	1,010,938
Itau CorpBanca, 3.125%, 1/15/18	1,000,000	1,001,810
JPMorgan Chase & Co., 6.00%, 1/15/18	1,500,000	1,519,154
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	2,010,955
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,411,933
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	2,000,000	2,002,597
		31,823,524

6

	Principal Amount	Value
Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	$2,000,000	$2,013,078
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	500,000	537,158
Constellation Brands, Inc., 3.875%, 11/15/19	830,000	861,671
Molson Coors Brewing Co., 1.90%, 3/15/19(1)	2,000,000	1,997,685
		5,409,592
Biotechnology — 1.9%
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	1,001,532
AbbVie, Inc., 2.50%, 5/14/20	1,000,000	1,012,450
Amgen, Inc., 1.90%, 5/10/19	2,000,000	2,001,650
Celgene Corp., 2.125%, 8/15/18	2,000,000	2,008,743
Celgene Corp., 2.25%, 5/15/19	1,000,000	1,004,586
Gilead Sciences, Inc., 1.85%, 9/20/19	440,000	440,470
		7,469,431
Chemicals — 0.8%
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	1,004,276
Sherwin-Williams Co. (The), 2.25%, 5/15/20	2,000,000	2,008,839
		3,013,115
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,012,709
Communications Equipment — 0.2%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	999,446
Consumer Finance — 1.8%
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,498,237
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	1,084,700
Discover Bank, 2.60%, 11/13/18	1,000,000	1,006,697
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	1,001,061
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	1,002,788
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,535,106
		7,128,589
Containers and Packaging — 0.5%
Ball Corp., 4.375%, 12/15/20	1,000,000	1,053,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	900,000	916,920
		1,970,670
Diversified Financial Services — 3.5%
Ally Financial, Inc., 3.50%, 1/27/19	1,050,000	1,068,375
BNP Paribas SA, MTN, 2.70%, 8/20/18	1,000,000	1,009,054
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	3,003,236
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	3,014,124
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	500,000	537,129
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,002,971
Morgan Stanley, MTN, 5.625%, 9/23/19	3,000,000	3,205,273
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	1,000,000	1,016,212
		13,856,374
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 2.30%, 3/11/19	500,000	503,213
AT&T, Inc., 5.875%, 10/1/19	1,000,000	1,074,923

7

	Principal Amount	Value
AT&T, Inc., 2.45%, 6/30/20	$1,750,000	$1,763,295
Deutsche Telekom International Finance BV, 6.00%, 7/8/19	1,000,000	1,069,443
Frontier Communications Corp., 8.50%, 4/15/20	197,000	191,582
Orange SA, 2.75%, 2/6/19	1,000,000	1,012,232
Verizon Communications, Inc., 4.50%, 9/15/20	2,000,000	2,147,643
		7,762,331
Energy Equipment and Services — 0.2%
Pride International LLC, 6.875%, 8/15/20	650,000	671,125
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.40%, 2/15/19	2,000,000	2,036,993
Equinix, Inc., 5.375%, 4/1/23	950,000	993,510
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	504,596
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	523,036
		4,058,135
Food and Staples Retailing — 1.9%
CVS Health Corp., 1.90%, 7/20/18	2,000,000	2,005,138
Dollar Tree, Inc., 5.75%, 3/1/23	1,060,000	1,123,176
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	1,001,979
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,370,000	1,360,025
Sysco Corp., 1.90%, 4/1/19	2,000,000	1,999,313
		7,489,631
Food Products — 0.8%
Kraft Heinz Foods Co., 2.00%, 7/2/18	2,000,000	2,004,431
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	1,012,250
		3,016,681
Gas Utilities — 2.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	793,125
Energy Transfer Equity LP, 7.50%, 10/15/20	900,000	1,018,125
Energy Transfer LP, 4.15%, 10/1/20	800,000	835,915
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	999,782
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	1,005,765
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	860,025
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,420,553
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	750,000	758,437
Williams Partners LP, 4.125%, 11/15/20	1,000,000	1,047,580
		8,739,307
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories, 2.00%, 9/15/18	1,250,000	1,253,494
Abbott Laboratories, 2.00%, 3/15/20	1,000,000	998,299
Becton Dickinson and Co., 2.13%, 6/6/19	2,000,000	2,005,741
Becton Dickinson and Co., 2.68%, 12/15/19	1,000,000	1,012,411
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	844,998
Stryker Corp., 2.00%, 3/8/19	2,000,000	2,004,743
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	2,000,000	2,014,144
		10,133,830

8

	Principal Amount	Value
Health Care Providers and Services — 1.6%
Cardinal Health, Inc., 1.95%, 6/14/19	$1,130,000	$1,131,504
DaVita, Inc., 5.75%, 8/15/22	855,000	876,909
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	890,094
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,535,625
HCA, Inc., 4.25%, 10/15/19	500,000	518,750
Tenet Healthcare Corp., 4.75%, 6/1/20	1,000,000	1,035,000
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	513,125
		6,501,007
Hotels, Restaurants and Leisure — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	900,000	925,875
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	502,466
		1,428,341
Household Durables — 1.0%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,252,360
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,002,500
Newell Brands, Inc., 2.60%, 3/29/19	188,000	189,556
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	692,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	1,015,988
		4,153,154
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,008,000	1,053,360
Insurance — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	511,785
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,000,000	1,064,749
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,011,211
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,000,910
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,026,302
		4,614,957
Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	401,090
Internet Software and Services — 0.2%
Symantec Corp., 4.20%, 9/15/20	800,000	840,400
IT Services — 0.9%
DXC Technology Co., 2.875%, 3/27/20	2,000,000	2,027,550
Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,000,000	1,011,906
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	667,000	667,032
		3,706,488
Machinery — 0.7%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	860,000	857,662
Fortive Corp., 1.80%, 6/15/19	2,000,000	1,998,783
		2,856,445
Media — 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	1,000,000	1,032,500

9

	Principal Amount	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	$1,000,000	$1,035,000
Discovery Communications LLC, 2.20%, 9/20/19	500,000	501,840
Discovery Communications LLC, 2.95%, 3/20/23	500,000	501,019
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	930,000	1,003,237
TEGNA, Inc., 5.125%, 7/15/20	500,000	513,750
Time Warner Cable LLC, 6.75%, 7/1/18	500,000	517,829
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	1,000,803
		6,105,978
Metals and Mining — 0.4%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	700,000	778,750
Steel Dynamics, Inc., 5.25%, 4/15/23	750,000	781,875
		1,560,625
Multi-Utilities — 0.4%
Dominion Energy, Inc., 6.40%, 6/15/18	1,000,000	1,031,849
NextEra Energy Capital Holdings, Inc., VRN, 4.66%, 12/1/17, resets quarterly off the 3-month LIBOR plus 3.35%	500,000	501,821
		1,533,670
Oil, Gas and Consumable Fuels — 1.1%
Antero Resources Corp., 5.375%, 11/1/21	930,000	957,900
Apache Corp., 6.90%, 9/15/18	500,000	523,660
BP Capital Markets plc, 2.24%, 9/26/18	1,000,000	1,006,167
Encana Corp., 3.90%, 11/15/21	930,000	958,991
Shell International Finance BV, 1.625%, 11/10/18	1,000,000	1,000,819
		4,447,537
Pharmaceuticals — 1.4%
Allergan Funding SCS, 2.35%, 3/12/18	2,200,000	2,206,591
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	1,021,363
Baxalta, Inc., 2.00%, 6/22/18	1,500,000	1,503,539
Mylan NV, 2.50%, 6/7/19	1,000,000	1,004,254
		5,735,747
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,012,500
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	750,000	786,563
		1,799,063
Software — 0.8%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	3,012,897
Technology Hardware, Storage and Peripherals — 1.6%
Apple, Inc., 1.30%, 2/23/18	2,000,000	1,999,561
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,000,000	1,047,920
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	200,000	203,908
EMC Corp., 2.65%, 6/1/20	1,000,000	990,308
Hewlett Packard Enterprise Co., 2.10%, 10/4/19(1)	670,000	670,473
Seagate HDD Cayman, 4.25%, 3/1/22(1)	500,000	497,563
Western Digital Corp., 7.375%, 4/1/23(1)	900,000	988,200
		6,397,933
Tobacco — 0.2%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,004,555

10

	Principal Amount	Value
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(1)	$556,000	$597,700
TOTAL CORPORATE BONDS (Cost $184,759,917)		185,442,635
U.S. TREASURY SECURITIES — 23.0%
U.S. Treasury Notes, 0.75%, 10/31/17(3)	600,000	599,865
U.S. Treasury Notes, 1.625%, 7/31/19	23,000,000	23,067,383
U.S. Treasury Notes, 1.75%, 9/30/19	7,000,000	7,036,094
U.S. Treasury Notes, 1.50%, 11/30/19	13,200,000	13,198,453
U.S. Treasury Notes, 1.375%, 1/15/20	35,000,000	34,878,321
U.S. Treasury Notes, 1.50%, 8/15/20	7,900,000	7,875,775
U.S. Treasury Notes, 1.375%, 10/31/20	2,500,000	2,479,150
U.S. Treasury Notes, 2.00%, 11/30/20	2,200,000	2,222,172
U.S. Treasury Notes, 2.125%, 1/31/21	700,000	709,693
TOTAL U.S. TREASURY SECURITIES (Cost $92,244,899)		92,066,906
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 14.0%
Private Sponsor Collateralized Mortgage Obligations — 10.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/2/17(2)	420,106	421,252
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.04%, 11/1/17, resets annually off the 1-year H15T1Y plus 2.25%	936,949	940,627
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	514,105	533,218
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.31%, 10/2/17(2)	406,972	396,777
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.01%, 10/2/17(2)	1,329,192	1,317,921
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(2)	394,981	392,580
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	489,480	494,946
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	177,440	181,246
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	122,987	124,804
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,012	3,906
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/2/17(1)(2)	971,276	995,429
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 10/2/17(2)	325,772	322,784
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.05%, 10/2/17(2)	1,510,712	1,354,573
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 10/2/17(1)(2)	967,607	993,862
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.56%, 10/2/17(2)	167,636	169,303
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.37%, 10/2/17(2)	163,969	165,208
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(2)	1,014,969	1,037,389

11

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/2/17(1)(2)	$550,022	$559,822
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.60%, 10/2/17(2)	430,183	418,505
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.44%, 10/2/17(2)	604,660	621,781
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 10/2/17(2)	511,788	507,315
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/2/17(1)(2)	1,408,606	1,419,466
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/2/17(1)(2)	657,438	691,615
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.50%(1)	1,198,331	1,237,436
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/2/17(1)(2)	975,810	1,002,288
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/17(1)(2)	1,500,000	1,540,061
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 10/2/17(2)	184,379	185,358
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.16%, 10/25/17(2)	888,298	869,863
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 10/2/17(2)	434,791	428,822
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.20%, 10/2/17(2)	729,381	735,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.18%, 10/2/17(2)	827,154	841,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.35%, 10/2/17(2)	438,048	445,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.40%, 10/2/17(2)	269,442	275,744
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.01%, 10/2/17(2)	415,924	424,591
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	756,937	756,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	836,952	832,700
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.33%, 10/2/17(2)	310,878	327,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.30%, 10/2/17(2)	381,320	392,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.30%, 10/2/17(2)	436,626	448,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	643,730	614,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.36%, 10/2/17(2)	412,804	418,062
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.44%, 10/2/17(2)	1,260,000	1,287,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.45%, 10/2/17(2)	694,758	699,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.34%, 10/2/17(2)	406,057	409,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	124,228	124,364

12

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	$1,112,508	$1,106,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	718,531	721,819
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	315,745	318,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	294,695	297,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.25%, 10/2/17(2)	568,271	544,183
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 10/2/17(2)	1,225,469	1,193,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.30%, 10/2/17(2)	220,222	214,873
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.33%, 10/2/17(2)	505,079	502,287
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 10/2/17(2)	592,407	597,506
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 10/2/17(2)	194,510	194,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.52%, 10/2/17(2)	125,752	124,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.58%, 10/2/17(2)	99,962	98,072
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 10/2/17(2)	658,243	644,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.11%, 10/2/17(2)	1,023,514	952,640
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.18%, 10/2/17(2)	387,517	391,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 10/2/17(2)	837,578	797,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	223,537	224,172
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	927,224	929,858
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	135,865	136,889
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	405,298	409,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	46,480	47,694
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	166,967	166,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	150,598	157,758
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	807,362	813,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	385,619	387,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	63,405	66,942
		40,401,567
U.S. Government Agency Collateralized Mortgage Obligations — 3.9%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.25%	550,000	602,405

13

	Principal Amount	Value
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	$1,000,000	$1,012,801
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.59%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.35%	1,250,000	1,265,944
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.44%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.20%	215,126	217,641
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.04%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.80%	1,472,489	1,476,023
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	53,850	54,007
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	32,865	33,146
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	195,634	196,960
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	41,925	42,225
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	100,574	101,017
FNMA, Series 2006-60, Class KF, VRN, 1.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.30%	881,909	881,046
FNMA, Series 2009-33, Class FB, VRN, 2.06%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.82%	1,070,317	1,094,088
FNMA, Series 2014-C02, Class 1M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	507,000	528,707
FNMA, Series 2014-C02, Class 2M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	1,990,000	2,061,504
FNMA, Series 2016-C03, Class 2M2, VRN, 7.14%, 10/25/17, resets monthly off the 1-month LIBOR plus 5.90%	500,000	573,340
FNMA, Series 2016-C04, Class 1M2, VRN, 5.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 4.25%	750,000	823,064
FNMA, Series 2017-C01, Class 1M2, VRN, 4.79%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.55%	2,500,000	2,639,588
FNMA, Series 2017-C03, Class 1M2, VRN, 4.24%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.00%	1,200,000	1,237,871
FNMA, Series 2017-C06, Class 2M1, VRN, 1.99%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.75%	744,498	745,862
		15,587,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $55,110,932)		55,988,806
ASSET-BACKED SECURITIES(4) — 10.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	2,750,000	2,752,891
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	1,615,000	1,614,913
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	751,951
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	2,000,000	2,006,925
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	683,522
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, VRN, 3.24%, 10/25/17(1)(2)	482,675	482,236
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 10/17/17, resets monthly off the 1-month LIBOR plus 0.95%(1)	641,671	643,054
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(1)	1,680,148	1,695,523
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	373,217	373,131
14

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	$539,640	$540,119
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	1,629,853	1,628,836
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	700,000	702,060
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	1,400,000	1,400,420
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 1.99%, 10/10/17, resets monthly off the 1-month LIBOR plus 0.75%(1)	1,000,000	999,708
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 2.39%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.15%(1)	1,000,000	999,734
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 2.34%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.10%(1)	676,345	678,616
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	2,750,000	2,740,443
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	725,000	721,643
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	607,533	605,452
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	447,304	442,321
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 10/25/17(1)(2)	315,744	311,918
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	567,303	568,133
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.20%(1)	370,465	370,876
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	484,239	484,835
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	656,310	652,842
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	1,201,948	1,191,057
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	706,972	705,185
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	568,381	560,206
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	2,329,125	2,325,523
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(1)	600,000	609,232
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)	1,074,032	1,075,507
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	723,788	728,588
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	657,587	657,095
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 10/20/17(1)(2)	214,572	214,659
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	390,170	389,680
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	675,738	675,587

15

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	$655,156	$656,328
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	589,953	595,222
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	543,728	542,962
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 10/2/17(1)(2)	1,668,414	1,679,982
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,771,822	1,762,859
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	1,200,000	1,194,554
TOTAL ASSET-BACKED SECURITIES (Cost $40,429,471)		40,416,328
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 3.0%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	1,500,000	1,537,860
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	1,925,000	1,964,375
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	1,000,000	1,018,265
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.70%(1)	1,350,000	1,353,849
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(1)(2)	2,000,000	2,049,742
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.13%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.90%(1)	1,650,000	1,651,339
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 10/2/17(1)(2)	1,400,000	1,445,127
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(1)(2)	1,000,000	1,019,495
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,041,513)		12,040,052
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 1.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(2) — 1.6%
FHLMC, VRN, 1.79%, 10/15/17	156,870	162,009
FHLMC, VRN, 1.85%, 10/15/17	289,305	298,910
FHLMC, VRN, 1.91%, 10/15/17	248,640	256,231
FHLMC, VRN, 2.01%, 10/15/17	201,926	209,101
FHLMC, VRN, 2.07%, 10/15/17	648,802	657,629
FHLMC, VRN, 2.32%, 10/15/17	464,656	468,824
FHLMC, VRN, 2.61%, 10/15/17	508,606	529,395
FHLMC, VRN, 3.07%, 10/15/17	539,668	569,065
FHLMC, VRN, 3.58%, 10/15/17	60,403	64,126
FHLMC, VRN, 3.63%, 10/15/17	239,725	252,533
FHLMC, VRN, 3.63%, 10/15/17	161,522	169,852
FHLMC, VRN, 3.76%, 10/15/17	442,300	459,651
FHLMC, VRN, 4.06%, 10/15/17	154,427	160,244
FHLMC, VRN, 4.27%, 10/15/17	284,113	297,010
FNMA, VRN, 2.94%, 10/25/17	380,093	394,271
FNMA, VRN, 2.94%, 10/25/17	282,470	292,674
FNMA, VRN, 3.01%, 10/25/17	520,621	536,568

16

		Principal Amount/Shares	Value
FNMA, VRN, 3.31%, 10/25/17		$8,333	$8,778
FNMA, VRN, 3.32%, 10/25/17		64,279	67,107
FNMA, VRN, 3.33%, 10/25/17		450,473	467,212
FNMA, VRN, 3.44%, 10/25/17		133,459	139,691
			6,460,881
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36		1,917	2,121
FNMA, 5.00%, 7/1/20		12,786	13,190
FNMA, 5.50%, 7/1/36		2,273	2,528
			17,839
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $6,448,972)			6,478,720
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19		1,000,000	1,055,000
Greece — 0.2%
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)	EUR	770,000	901,713
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,890,203)			1,956,713
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $6,469,480), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $6,344,149)			6,343,647
State Street Institutional U.S. Government Money Market Fund, Premier Class		3,924,033	3,924,033
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,267,680)			10,267,680
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $403,193,587)			404,657,840
OTHER ASSETS AND LIABILITIES — (1.2)%			(4,607,433)
TOTAL NET ASSETS — 100.0%			$400,050,407

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	901,393	EUR	763,053	JPMorgan Chase Bank N.A.	12/20/17	$(4,384)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	360	December 2017	$72,000,000	$77,653,125	$(231,997)

17

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	128	December 2017	$12,800,000	$15,040,000	$116,195

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$6,950,000	$448,397	$95,597	$543,994
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$6,000,000	118,840	13,067	131,907
					$567,237	$108,664	$675,901

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BZDIOVRA	Receive	8.03%	1/2/19	BRL	93,679,000	$(253,090)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.82%	1/2/23	BRL	24,304,000	234,973
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	103,013,000	(91,542)
							$(109,659)

*Amount represents value and unrealized appreciation (depreciation).

18

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†     Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $87,697,118, which represented 21.9% of total net assets.

(2)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $591,574.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

19

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $403,193,587)	$404,657,840
Receivable for investments sold	2,149,840
Receivable for capital shares sold	376,307
Receivable for variation margin on swap agreements	20,180
Swap agreements, at value	234,973
Interest receivable	2,150,684
409,589,824

Liabilities
Payable for investments purchased	7,250,181
Payable for capital shares redeemed	1,710,342
Payable for variation margin on futures contracts	24,000
Unrealized depreciation on forward foreign currency exchange contracts	4,384
Swap agreements, at value	344,632
Accrued management fees	174,534
Distribution and service fees payable	16,740
Dividends payable	14,604
9,539,417

Net Assets	$400,050,407

Net Assets Consist of:
Capital paid in	$406,342,455
Distributions in excess of net investment income	(143,142)
Accumulated net realized loss	(7,492,016)
Net unrealized appreciation	1,343,110
$400,050,407

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$252,824,161	24,651,666	$10.26
I Class	$31,724,518	3,093,369	$10.26
A Class	$31,775,807	3,098,745	$10.25*
C Class	$11,744,571	1,144,685	$10.26
R Class	$488,878	47,629	$10.26
R5 Class	$23,490,504	2,290,627	$10.26
R6 Class	$48,001,968	4,683,884	$10.25
*Maximum offering price $10.49 (net asset value divided by 0.9775).

See Notes to Financial Statements.

20

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,541,497

Expenses:
Management fees	1,043,430
Distribution and service fees:
A Class	45,413
C Class	70,255
R Class	1,274
Trustees' fees and expenses	12,584
Other expenses	3,255
1,176,211

Net investment income (loss)	3,365,286

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(22,665)
Futures contract transactions	(76,105)
Swap agreement transactions	119,543
Foreign currency translation transactions	(763)
20,010

Change in net unrealized appreciation (depreciation) on:
Investments	419,209
Forward foreign currency exchange contracts	(4,384)
Futures contracts	(52,570)
Swap agreements	(54,675)
Translation of assets and liabilities in foreign currencies	38
307,618

Net realized and unrealized gain (loss)	327,628

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,692,914

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$3,365,286	$5,415,969
Net realized gain (loss)	20,010	(872,656)
Change in net unrealized appreciation (depreciation)	307,618	1,200,833
Net increase (decrease) in net assets resulting from operations	3,692,914	5,744,146

Distributions to Shareholders
From net investment income:
Investor Class	(2,365,522)	(3,780,249)
I Class	(135,824)	—
A Class	(299,454)	(777,415)
C Class	(62,943)	(111,242)
R Class	(3,563)	(8,200)
R5 Class	(637,068)	(1,047,769)
R6 Class	(29,201)	—
Decrease in net assets from distributions	(3,533,575)	(5,724,875)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,777,379	15,265,389

Net increase (decrease) in net assets	14,936,718	15,284,660

Net Assets
Beginning of period	385,113,689	369,829,029
End of period	$400,050,407	$385,113,689

Undistributed (distributions in excess of) net investment income	$(143,142)	$25,147

See Notes to Financial Statements.

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Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class) and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and R6 Class commenced on April 10, 2017 and July 28, 2017, respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.1500% to 0.2100%	0.49%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

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4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $174,076,872, of which $94,052,219 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $148,507,867, of which $88,586,733 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,749,283	$69,298,531	10,617,160	$108,946,903
Issued in reinvestment of distributions	213,549	2,193,091	337,890	3,470,316
Redeemed	(7,140,712)	(73,332,788)	(8,044,054)	(82,558,964)
	(177,880)	(1,841,166)	2,910,996	29,858,255
I Class			N/A
Sold	3,569,075	36,660,415
Issued in reinvestment of distributions	12,113	124,364
Redeemed	(487,819)	(5,007,691)
	3,093,369	31,777,088
A Class
Sold	298,058	3,060,571	2,630,311	26,989,461
Issued in reinvestment of distributions	23,785	244,101	67,545	693,886
Redeemed	(2,291,715)	(23,521,982)	(3,605,331)	(37,028,158)
	(1,969,872)	(20,217,310)	(907,475)	(9,344,811)
C Class
Sold	124,073	1,274,744	358,144	3,678,595
Issued in reinvestment of distributions	5,258	54,021	8,949	91,936
Redeemed	(471,983)	(4,848,894)	(724,355)	(7,435,579)
	(342,652)	(3,520,129)	(357,262)	(3,665,048)
R Class
Sold	3,095	31,797	37,342	383,821
Issued in reinvestment of distributions	342	3,515	791	8,130
Redeemed	(6,690)	(68,745)	(51,377)	(527,359)
	(3,253)	(33,433)	(13,244)	(135,408)
R5 Class
Sold	452,873	4,649,505	2,314,208	23,769,237
Issued in reinvestment of distributions	56,914	584,356	102,567	1,047,769
Redeemed	(4,349,712)	(44,631,374)	(2,556,585)	(26,264,605)
	(3,839,925)	(39,397,513)	(139,810)	(1,447,599)
R6 Class			N/A
Sold	4,749,554	48,682,959
Issued in reinvestment of distributions	2,849	29,201
Redeemed	(68,519)	(702,318)
	4,683,884	48,009,842
Net increase (decrease)	1,443,671	$14,777,379	1,493,205	$15,265,389

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class and July 28, 2017 (commencement of sale) through September 30, 2017 for the R6 Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$185,442,635	—
U.S. Treasury Securities	—	92,066,906	—
Collateralized Mortgage Obligations	—	55,988,806	—
Asset-Backed Securities	—	40,416,328	—
Commercial Mortgage-Backed Securities	—	12,040,052	—
U.S. Government Agency Mortgage-Backed Securities	—	6,478,720	—
Sovereign Governments and Agencies	—	1,956,713	—
Temporary Cash Investments	$3,924,033	6,343,647	—
	$3,924,033	$400,733,807	—
Other Financial Instruments
Futures Contracts	$116,195	—	—
Swap Agreements	—	$910,874	—
	$116,195	$910,874	—

Liabilities
Other Financial Instruments
Futures Contracts	$231,997	—	—
Swap Agreements	—	$344,632	—
Forward Foreign Currency Exchange Contracts	—	4,384	—
	$231,997	$349,016	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation

27

(depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,316,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund participated in foreign currency risk derivative instruments during the period consistent with its exposure to foreign denominated securities.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $66,500,000 futures contracts purchased and $8,500,000 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $53,629,031.

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Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$20,180	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$4,384
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	24,000
Interest Rate Risk	Swap agreements	234,973	Swap agreements	344,632
		$255,153		$373,016

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$119,543	Change in net unrealized appreciation (depreciation) on swap agreements	$54,984
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	—	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,384)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(76,105)	Change in net unrealized appreciation (depreciation) on futures contracts	(52,570)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(109,659)
		$43,438		$(111,629)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$403,193,587
Gross tax appreciation of investments	$2,091,504
Gross tax depreciation of investments	(627,251)
Net tax appreciation (depreciation) of investments	$1,464,253

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(3,357,053) and accumulated long-term capital losses of $(4,194,877), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.25	0.09	0.02	0.11	(0.10)	—	(0.10)	$10.26	1.05%	0.60%(4)	1.81%(4)	40%	$252,824
2017	$10.25	0.16	0.01	0.17	(0.17)	—	(0.17)	$10.25	1.65%	0.60%	1.56%	85%	$254,540
2016	$10.33	0.14	(0.05)	0.09	(0.17)	—	(0.17)	$10.25	0.87%	0.60%	1.37%	73%	$224,708
2015	$10.42	0.17	(0.06)	0.11	(0.20)	—	(0.20)	$10.33	1.02%	0.60%	1.61%	56%	$217,035
2014	$10.54	0.12	(0.09)	0.03	(0.14)	(0.01)	(0.15)	$10.42	0.28%	0.60%	1.11%	94%	$293,408
2013	$10.50	0.10	0.07	0.17	(0.12)	(0.01)	(0.13)	$10.54	1.61%	0.60%	0.99%	77%	$292,484
I Class
2017(5)	$10.25	0.09	0.02	0.11	(0.10)	—	(0.10)	$10.26	1.04%	0.50%(4)	1.93%(4)	40%(6)	$31,725
A Class
2017(3)	$10.25	0.08	—(7)	0.08	(0.08)	—	(0.08)	$10.25	0.83%	0.85%(4)	1.56%(4)	40%	$31,776
2017	$10.25	0.13	0.01	0.14	(0.14)	—	(0.14)	$10.25	1.40%	0.85%	1.31%	85%	$51,956
2016	$10.33	0.11	(0.05)	0.06	(0.14)	—	(0.14)	$10.25	0.62%	0.85%	1.12%	73%	$61,261
2015	$10.42	0.14	(0.06)	0.08	(0.17)	—	(0.17)	$10.33	0.77%	0.85%	1.36%	56%	$56,703
2014	$10.54	0.09	(0.08)	0.01	(0.12)	(0.01)	(0.13)	$10.42	0.03%	0.85%	0.86%	94%	$91,390
2013	$10.50	0.08	0.06	0.14	(0.09)	(0.01)	(0.10)	$10.54	1.35%	0.85%	0.74%	77%	$114,370

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$10.26	0.04	0.01	0.05	(0.05)	—	(0.05)	$10.26	0.45%	1.60%(4)	0.81%(4)	40%	$11,745
2017	$10.26	0.06	0.01	0.07	(0.07)	—	(0.07)	$10.26	0.64%	1.60%	0.56%	85%	$15,254
2016	$10.34	0.04	(0.05)	(0.01)	(0.07)	—	(0.07)	$10.26	(0.13)%	1.60%	0.37%	73%	$18,919
2015	$10.43	0.06	(0.06)	—	(0.09)	—	(0.09)	$10.34	0.02%	1.60%	0.61%	56%	$23,414
2014	$10.54	0.01	(0.08)	(0.07)	(0.03)	(0.01)	(0.04)	$10.43	(0.66)%	1.60%	0.11%	94%	$29,431
2013	$10.51	—(7)	0.05	0.05	(0.01)	(0.01)	(0.02)	$10.54	0.53%	1.60%	(0.01)%	77%	$32,682
R Class
2017(3)	$10.26	0.07	—(7)	0.07	(0.07)	—	(0.07)	$10.26	0.70%	1.10%(4)	1.31%(4)	40%	$489
2017	$10.26	0.11	0.01	0.12	(0.12)	—	(0.12)	$10.26	1.15%	1.10%	1.06%	85%	$522
2016	$10.34	0.09	(0.05)	0.04	(0.12)	—	(0.12)	$10.26	0.37%	1.10%	0.87%	73%	$658
2015	$10.43	0.11	(0.06)	0.05	(0.14)	—	(0.14)	$10.34	0.52%	1.10%	1.11%	56%	$1,199
2014	$10.55	0.06	(0.08)	(0.02)	(0.09)	(0.01)	(0.10)	$10.43	(0.22)%	1.10%	0.61%	94%	$1,613
2013	$10.51	0.05	0.06	0.11	(0.06)	(0.01)	(0.07)	$10.55	1.10%	1.10%	0.49%	77%	$1,843
R5 Class(8)
2017(3)	$10.25	0.10	0.02	0.12	(0.11)	—	(0.11)	$10.26	1.16%	0.40%(4)	2.01%(4)	40%	$23,491
2017	$10.25	0.18	0.01	0.19	(0.19)	—	(0.19)	$10.25	1.85%	0.40%	1.76%	85%	$62,843
2016	$10.33	0.16	(0.05)	0.11	(0.19)	—	(0.19)	$10.25	1.07%	0.40%	1.57%	73%	$64,283
2015	$10.42	0.19	(0.06)	0.13	(0.22)	—	(0.22)	$10.33	1.22%	0.40%	1.81%	56%	$50,715
2014	$10.54	0.14	(0.09)	0.05	(0.16)	(0.01)	(0.17)	$10.42	0.48%	0.40%	1.31%	94%	$39,239
2013	$10.50	0.12	0.07	0.19	(0.14)	(0.01)	(0.15)	$10.54	1.81%	0.40%	1.19%	77%	$39,236

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(9)	$10.27	0.04	(0.02)	0.02	(0.04)	—	(0.04)	$10.25	0.17%	0.35%(4)	2.09%(4)	40%(6)	$48,002

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(7)	Per-share amount was less than $0.005.

(8)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

(9)	July 28, 2017 (commencement of sale) through September 30, 2017 (unaudited).

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

34

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for

35

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded

36

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 1711

Semiannual Report

September 30, 2017

Short Duration Inflation Protection Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	2.6 years
Weighted Average Life	3.1 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	87.0%
Collateralized Mortgage Obligations	4.2%
Corporate Bonds	3.7%
Asset-Backed Securities	3.5%
Commercial Mortgage-Backed Securities	0.9%
Sovereign Governments and Agencies	0.2%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$998.10	$2.86	0.57%
I Class	$1,000	$999.30(2)	$2.24(3)	0.47%
Y Class	$1,000	$999.50(2)	$1.76(3)	0.37%
A Class	$1,000	$996.90	$4.10	0.82%
C Class	$1,000	$993.20	$7.84	1.57%
R Class	$1,000	$995.80	$5.35	1.07%
R5 Class	$1,000	$999.10	$1.85	0.37%
R6 Class	$1,000	$999.30	$1.60	0.32%
G Class	$1,000	$1,001.90(4)	$0.02(5)	0.01%
Hypothetical
Investor Class	$1,000	$1,022.21	$2.89	0.57%
I Class	$1,000	$1,022.71(6)	$2.38(6)	0.47%
Y Class	$1,000	$1,023.21(6)	$1.88(6)	0.37%
A Class	$1,000	$1,020.96	$4.15	0.82%
C Class	$1,000	$1,017.20	$7.94	1.57%
R Class	$1,000	$1,019.70	$5.42	1.07%
R5 Class	$1,000	$1,023.21	$1.88	0.37%
R6 Class	$1,000	$1,023.46	$1.62	0.32%
G Class	$1,000	$1,025.02(6)	$0.05(6)	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)	Ending account value based on actual return from July 28, 2017 (commencement of sale) through September 30, 2017.

(5)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 65, the number of days in the period from July 28, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(6)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 87.0%
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	$26,983,780	$27,833,699
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19(1)	215,745,005	216,585,095
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	43,052,953	44,858,742
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	85,472,795	88,537,568
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	199,355,873	200,333,827
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	157,323,981	163,931,036
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	448,080,696	449,415,313
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	48,878,550	50,228,996
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	86,151,830	86,435,203
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	64,273,964	64,272,099
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	5,961,536	5,991,149
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	102,347,900	102,101,496
TOTAL U.S. TREASURY SECURITIES (Cost $1,501,090,302)		1,500,524,223
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.2%
Private Sponsor Collateralized Mortgage Obligations — 3.3%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	69,503	71,570
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/25/17(3)	630,159	631,878
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.60%, 10/25/17(3)	966,324	944,454
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.04%, 11/1/17, resets annually off the 1-year H15T1Y plus 2.25%	1,433,520	1,439,147
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.31%, 10/25/17(3)	452,191	440,864
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/25/17(3)	536,045	532,788
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	621,040	634,361
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 10/25/17(3)	542,953	537,973
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.05%, 10/2/17(3)	717,588	643,422
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 10/1/17(3)(4)	4,838,035	4,969,311
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	793,369	828,042
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/25/17(3)	608,981	622,433
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.60%, 10/25/17(3)	1,019,737	992,054
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.58%, 10/2/17(3)	622,083	630,895
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.48%, 10/2/17(3)	607,880	544,860

6

	Principal Amount	Value
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	$430,644	$451,787
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.97%, 10/2/17(3)	204,715	202,926
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.74%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.50%(4)	4,793,324	4,949,745
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 10/2/17(3)	45,647	46,847
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,096,310	963,508
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(4)	575,598	602,762
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/2/17(3)(4)	1,307,662	1,320,780
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/2/17(3)(4)	3,903,242	4,009,152
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/17(3)(4)	5,000,000	5,133,535
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.33%, 10/2/17(3)	1,521,123	1,529,207
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	646,518	617,660
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.16%, 10/25/17(3)	1,776,596	1,739,726
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.01%, 10/2/17(3)	227,459	232,198
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	840,183	831,018
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.33%, 10/2/17(3)	1,569,933	1,652,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.30%, 10/2/17(3)	873,252	897,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.36%, 10/2/17(3)	644,287	652,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.34%, 10/2/17(3)	845,953	853,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	689,908	690,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	638,790	634,627
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	387,131	382,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	1,052,482	1,062,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	463,715	463,414
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 10/2/17(3)	1,996,305	1,943,677
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.52%, 10/2/17(3)	1,093,499	1,079,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.58%, 10/2/17(3)	316,212	310,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 10/2/17(3)	470,173	460,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.18%, 10/2/17(3)	1,033,380	1,042,688

7

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.33%, 10/2/17(3)	$555,461	$536,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	351,272	352,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	951,731	954,435
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	913,785	920,672
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	243,179	245,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	83,664	85,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	1,184,512	1,179,835
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	240,958	252,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	544,559	558,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	525,450	536,728
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,243,620	1,248,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.00%, 10/2/17(3)	248,568	239,857
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	396,284	418,387
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/2/17(3)(4)	645,306	655,102
		57,404,621
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.44%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.20%	704,047	712,279
FNMA, Series 2014-C02, Class 1M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	1,550,000	1,616,364
FNMA, Series 2014-C02, Class 2M2, VRN, 3.84%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	3,000,000	3,107,794
FNMA, Series 2016-C03, Class 2M2, VRN, 7.14%, 10/25/17, resets monthly off the 1-month LIBOR plus 5.90%	2,000,000	2,293,361
FNMA, Series 2016-C04, Class 1M2, VRN, 5.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 4.25%	2,000,000	2,194,838
FNMA, Series 2017-C01, Class 1M2, VRN, 4.79%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.55%	1,500,000	1,583,753
FNMA, Series 2017-C03, Class 1M2, VRN, 4.24%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.00%	4,000,000	4,126,238
		15,634,627
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,798,205)		73,039,248
CORPORATE BONDS — 3.7%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	3,090,000	3,240,637
ZF North America Capital, Inc., 4.00%, 4/29/20(4)	1,150,000	1,191,688
		4,432,325
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	305,963

8

	Principal Amount	Value
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	$1,000,000	$1,005,225
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,009,097
		2,320,285
Banks — 0.3%
Banco de Credito del Peru, 2.25%, 10/25/19(4)	1,400,000	1,404,900
CIT Group, Inc., 5.375%, 5/15/20	1,200,000	1,291,500
Finansbank AS, MTN, 6.25%, 4/30/19	2,200,000	2,291,788
		4,988,188
Chemicals†
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	207,567
Containers and Packaging — 0.1%
Ball Corp., 4.375%, 12/15/20	950,000	1,001,063
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,030,000	1,049,364
		2,050,427
Diversified Financial Services — 0.1%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,513,425
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	393,310
		1,906,735
Diversified Telecommunication Services†
Frontier Communications Corp., 8.50%, 4/15/20	394,000	383,165
Energy Equipment and Services — 0.1%
Pride International LLC, 6.875%, 8/15/20	950,000	980,875
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 4/1/23	1,000,000	1,045,800
Food and Staples Retailing — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23	1,160,000	1,229,136
Gas Utilities — 0.2%
Energy Transfer Equity LP, 7.50%, 10/15/20	727,000	822,419
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(4)	400,000	404,475
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	290,258
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	1,250,000	1,264,062
		2,781,214
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	502,975
Health Care Providers and Services — 0.6%
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,553,822
DaVita, Inc., 5.125%, 7/15/24	1,516,000	1,512,210
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(4)	1,580,000	1,654,527
HCA, Inc., 4.25%, 10/15/19	3,280,000	3,403,000
HCA, Inc., 7.69%, 6/15/25	100,000	116,750
Tenet Healthcare Corp., 4.75%, 6/1/20	2,370,000	2,452,950
		10,693,259
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(4)	1,030,000	1,059,613
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,438,588

9

	Principal Amount	Value
Toll Brothers Finance Corp., 4.00%, 12/31/18	$1,480,000	$1,507,750
		2,946,338
Household Products — 0.1%
Spectrum Brands, Inc., 6.625%, 11/15/22	1,200,000	1,254,000
Internet Software and Services — 0.1%
Symantec Corp., 4.20%, 9/15/20	1,200,000	1,260,600
Media — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,463,300
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)	2,450,000	2,642,937
		5,106,237
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(4)	1,600,000	1,780,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,563,750
		3,343,750
Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19	615,000	682,562
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	710,500
		1,393,062
Oil, Gas and Consumable Fuels — 0.2%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,134,290
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	269,250
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,964,627
		4,368,167
Pharmaceuticals — 0.1%
Allergan Funding SCS, 2.35%, 3/12/18	1,620,000	1,624,853
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(4)	1,050,000	1,101,188
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(4)	900,000	943,128
Dell International LLC / EMC Corp., 3.48%, 6/1/19(4)	800,000	815,633
EMC Corp., 2.65%, 6/1/20	1,950,000	1,931,101
Seagate HDD Cayman, 4.25%, 3/1/22(4)	667,000	663,749
Western Digital Corp., 7.375%, 4/1/23(4)	1,000,000	1,098,000
		5,451,611
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(4)	371,000	398,825
TOTAL CORPORATE BONDS (Cost $62,445,386)		62,830,195
ASSET-BACKED SECURITIES(2) — 3.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(4)	4,500,000	4,504,730
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(4)	5,200,000	5,218,006
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	2,625,000	2,658,141
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(4)	1,952,638	1,950,863
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(4)	5,986,275	6,041,056

10

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(4)	$6,333,732	$6,329,781
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 2.39%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.15%(4)	2,390,000	2,389,364
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(4)	4,450,000	4,434,535
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	358,444	357,217
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	1,306,828	1,292,270
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	2,225,572	2,228,828
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.20%(4)	370,465	370,876
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	1,225,418	1,222,321
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	2,197,740	2,166,129
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(4)	2,450,000	2,487,696
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	2,916,651	2,935,992
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	637,846	637,704
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(4)	2,655,104	2,659,857
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	2,090,334	2,087,387
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	2,976,661	2,961,603
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(4)	5,675,000	5,648,329
TOTAL ASSET-BACKED SECURITIES (Cost $60,548,009)		60,582,685
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 0.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.03%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.80%(4)	2,700,000	2,703,430
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.70%(4)	5,800,000	5,816,536
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.63%, 10/16/17, resets monthly off the 1-month LIBOR plus 1.40%(4)	3,700,000	3,701,983
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(3)(4)	2,750,000	2,803,610
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,950,524)		15,025,559
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,536,913)	2,350,000	2,563,556
TEMPORARY CASH INVESTMENTS — 0.4%
Credit Agricole Corporate and Investment Bank, 1.08%, 10/2/17(5)	7,063,000	7,062,332

11

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,167	$1,167
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,063,959)		7,063,499
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,720,433,298)		1,721,628,965
OTHER ASSETS AND LIABILITIES — 0.1%		2,490,474
TOTAL NET ASSETS — 100.0%		$1,724,119,439

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	115	December 2017	$23,000,000	$24,805,859	$(72,133)
U.S. Treasury 5-Year Notes	1,182	December 2017	$118,200,000	138,885,000	(915,808)
				$163,690,859	$(987,941)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America High Yield Index Series 25	Sell	5.00%	12/20/20	$13,328,000	$(71,821)	$979,746	$907,925
Markit CDX North America High Yield Index Series 26	Sell	5.00%	6/20/21	$44,896,500	476,918	3,068,304	3,545,222
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$31,780,000	2,048,622	438,881	2,487,503
					$2,453,719	$4,486,931	$6,940,650

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

12

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	448,519,000	$(398,577)
Morgan Stanley	BZDIOVRA	Receive	8.03%	1/2/19	BRL	429,392,140	(1,160,077)
Morgan Stanley	BZDIOVRA	Pay	9.82%	1/2/23	BRL	111,523,144	1,087,830
							$(470,824)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	8/19/19	$24,500,000	$649	$(1,137,884)	$(1,137,235)
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	581	(170,188)	(169,607)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	683	(338,275)	(337,592)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	591	(134,846)	(134,255)
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(601)	89,874	89,273
					$1,903	$(1,691,319)	$(1,689,416)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.24%	5/17/18	$12,000,000	$(624,584)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	656,737
Bank of America N.A.	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	119,872
Barclays Bank plc	CPURNSA	Receive	2.22%	5/20/18	$12,000,000	(605,715)
Barclays Bank plc	CPURNSA	Receive	1.64%	2/3/20	$49,000,000	(108,177)
						$(561,867)

*Amount represents value and unrealized appreciation (depreciation).

13

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,684,577.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $112,407,294, which represented 6.5% of total net assets.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,720,433,298)	$1,721,628,965
Cash	259
Receivable for capital shares sold	3,114,578
Receivable for variation margin on swap agreements	166,948
Swap agreements, at value	1,864,439
Interest receivable	2,404,470
1,729,179,659

Liabilities
Payable for capital shares redeemed	1,334,353
Payable for variation margin on futures contracts	208,297
Payable for variation margin on swap agreements	110,089
Swap agreements, at value	2,897,130
Accrued management fees	479,136
Distribution and service fees payable	31,215
5,060,220

Net Assets	$1,724,119,439

Net Assets Consist of:
Capital paid in	$1,724,545,341
Undistributed net investment income	9,924,244
Accumulated net realized loss	(12,320,793)
Net unrealized appreciation	1,970,647
$1,724,119,439

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$567,732,930	55,443,247	$10.24
I Class	$50,138,882	4,858,709	$10.32
Y Class	$4,995	484	$10.32
A Class	$31,283,104	3,084,603	$10.14*
C Class	$23,904,674	2,434,558	$9.82
R Class	$12,101,846	1,170,682	$10.34
R5 Class	$425,058,996	41,190,008	$10.32
R6 Class	$168,094,196	16,289,059	$10.32
G Class	$445,799,816	43,157,758	$10.33
*Maximum offering price $10.37 (net asset value divided by 0.9775).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,076,671

Expenses:
Management fees	3,496,743
Distribution and service fees:
A Class	43,352
C Class	128,061
R Class	30,109
Trustees' fees and expenses	54,008
Other expenses	39,099
3,791,372
Fees waived - G Class	(232,915)
3,558,457

Net investment income (loss)	9,518,214

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	318,502
Futures contract transactions	606,606
Swap agreement transactions	1,144,162
2,069,270

Change in net unrealized appreciation (depreciation) on:
Investments	(9,005,465)
Futures contracts	(1,007,292)
Swap agreements	(2,288,999)
(12,301,756)

Net realized and unrealized gain (loss)	(10,232,486)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(714,272)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$9,518,214	$24,894,025
Net realized gain (loss)	2,069,270	1,224,170
Change in net unrealized appreciation (depreciation)	(12,301,756)	4,296,148
Net increase (decrease) in net assets resulting from operations	(714,272)	30,414,343

Distributions to Shareholders
From net investment income:
Investor Class	(2,817,216)	(2,227,876)
I Class	(173,839)	—
Y Class	(26)	—
A Class	(122,993)	(82,062)
C Class	(6,799)	—
R Class	(30,641)	—
R5 Class	(3,950,514)	(3,916,041)
R6 Class	(1,215,398)	(1,282,403)
Decrease in net assets from distributions	(8,317,426)	(7,508,382)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	204,453,603	156,842,922

Net increase (decrease) in net assets	195,421,905	179,748,883

Net Assets
Beginning of period	1,528,697,534	1,348,948,651
End of period	$1,724,119,439	$1,528,697,534

Undistributed net investment income	$9,924,244	$8,723,456

See Notes to Financial Statements.

17

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class), R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017 and sale of the G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

18

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

19

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 34% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. Effective July 28, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

20

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $315,025,458, of which $248,377,420 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $54,509,961, of which $25,477,515 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,058,466	$123,494,182	18,018,615	$184,350,416
Issued in reinvestment of distributions	270,590	2,751,904	211,699	2,157,218
Redeemed	(13,036,114)	(133,592,271)	(12,162,857)	(124,360,101)
	(707,058)	(7,346,185)	6,067,457	62,147,533
I Class			N/A
Sold	5,247,456	54,298,066
Issued in reinvestment of distributions	16,884	173,063
Redeemed	(405,631)	(4,184,044)
	4,858,709	50,287,085
Y Class			N/A
Sold	481	5,000
Issued in reinvestment of distributions	3	26
	484	5,026
A Class
Sold	397,973	4,047,839	1,154,770	11,699,424
Issued in reinvestment of distributions	10,443	105,270	7,449	75,234
Redeemed	(1,916,559)	(19,483,899)	(1,920,332)	(19,427,930)
	(1,508,143)	(15,330,790)	(758,113)	(7,653,272)
C Class
Sold	91,691	902,734	451,184	4,435,669
Issued in reinvestment of distributions	594	5,806	—	—
Redeemed	(440,165)	(4,330,017)	(886,189)	(8,700,968)
	(347,880)	(3,421,477)	(435,005)	(4,265,299)

21

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
R Class
Sold	145,653	$1,508,291	340,522	$3,516,706
Issued in reinvestment of distributions	2,978	30,641	—	—
Redeemed	(134,713)	(1,395,104)	(516,467)	(5,323,410)
	13,918	143,828	(175,945)	(1,806,704)
R5 Class
Sold	17,500,231	180,047,792	17,010,483	175,597,149
Issued in reinvestment of distributions	380,044	3,895,442	375,936	3,857,103
Redeemed	(40,629,442)	(418,937,070)	(9,771,759)	(101,001,763)
	(22,749,167)	(234,993,836)	7,614,660	78,452,489
R6 Class
Sold	3,355,124	34,655,448	5,977,346	61,607,936
Issued in reinvestment of distributions	118,575	1,215,398	124,991	1,282,403
Redeemed	(6,379,935)	(65,738,852)	(3,199,601)	(32,922,164)
	(2,906,236)	(29,868,006)	2,902,736	29,968,175
G Class			NA
Sold	43,402,748	447,504,882
Redeemed	(244,990)	(2,526,924)
	43,157,758	444,977,958
Net increase (decrease)	19,812,385	$204,453,603	15,215,790	$156,842,922

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class and Y Class and July 28, 2017 (commencement of sale) through September 30, 2017 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

22

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,500,524,223	—
Collateralized Mortgage Obligations	—	73,039,248	—
Corporate Bonds	—	62,830,195	—
Asset-Backed Securities	—	60,582,685	—
Commercial Mortgage-Backed Securities	—	15,025,559	—
Sovereign Governments and Agencies	—	2,563,556	—
Temporary Cash Investments	$1,167	7,062,332	—
	$1,167	$1,721,627,798	—
Other Financial Instruments
Swap Agreements	—	$8,894,362	—

Liabilities
Other Financial Instruments
Futures Contracts	$987,941	—	—
Swap Agreements	—	$4,675,819	—
	$987,941	$4,675,819	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $68,817,833.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain

23

(loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $76,150,000 futures contracts purchased.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $242,120,836.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $238,950,000.

Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$166,948	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$208,297
Interest Rate Risk	Swap agreements	1,087,830	Swap agreements	1,558,654
Other Contracts	Swap agreements	776,609	Swap agreements	1,338,476
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	110,089
		$2,031,387		$3,215,516

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$1,529,734	Change in net unrealized appreciation (depreciation) on swap agreements	$(101,195)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	606,606	Change in net unrealized appreciation (depreciation) on futures contracts	(1,007,292)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(470,824)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(385,572)	Change in net unrealized appreciation (depreciation) on swap agreements	(1,716,980)
		$1,750,768		$(3,296,291)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,720,505,509
Gross tax appreciation of investments	$4,951,598
Gross tax depreciation of investments	(3,828,142)
Net tax appreciation (depreciation) of investments	$1,123,456

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(5,326,588) and accumulated long-term capital losses of $(8,461,951), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$10.31	0.06	(0.08)	(0.02)	(0.05)	—	(0.05)	$10.24	(0.19)%	0.57%(4)	0.57%(4)	1.05%(4)	1.05%(4)	3%	$567,733
2017	$10.14	0.17	0.04	0.21	(0.04)	—	(0.04)	$10.31	2.11%	0.57%	0.57%	1.69%	1.69%	48%	$578,775
2016	$10.06	0.05	0.03	0.08	—	—	—	$10.14	0.80%	0.57%	0.57%	0.61%	0.61%	36%	$507,940
2015	$10.29	0.05	(0.17)	(0.12)	(0.11)	—	(0.11)	$10.06	(1.13)%	0.57%	0.57%	0.35%	0.35%	56%	$434,166
2014	$10.61	0.07	(0.35)	(0.28)	(0.02)	(0.02)	(0.04)	$10.29	(2.65)%	0.57%	0.57%	0.59%	0.59%	65%	$489,888
2013	$10.56	0.06	0.14	0.20	(0.13)	(0.02)	(0.15)	$10.61	1.96%	0.55%	0.57%	0.72%	0.70%	55%	$351,257
I Class
2017(5)	$10.38	0.03	(0.04)	(0.01)	(0.05)	—	(0.05)	$10.32	(0.07)%	0.47%(4)	0.47%(4)	0.69%(4)	0.69%(4)	3%(6)	$50,139
Y Class
2017(5)	$10.38	0.06	(0.07)	(0.01)	(0.05)	—	(0.05)	$10.32	(0.05)%	0.37%(4)	0.37%(4)	1.22%(4)	1.22%(4)	3%(6)	$5
A Class
2017(3)	$10.21	0.05	(0.08)	(0.03)	(0.04)	—	(0.04)	$10.14	(0.31)%	0.82%(4)	0.82%(4)	0.80%(4)	0.80%(4)	3%	$31,283
2017	$10.04	0.15	0.04	0.19	(0.02)	—	(0.02)	$10.21	1.87%	0.82%	0.82%	1.44%	1.44%	48%	$46,885
2016	$9.98	0.10	(0.04)	0.06	—	—	—	$10.04	0.60%	0.82%	0.82%	0.36%	0.36%	36%	$53,748
2015	$10.20	0.05	(0.20)	(0.15)	(0.07)	—	(0.07)	$9.98	(1.43)%	0.82%	0.82%	0.10%	0.10%	56%	$117,032
2014	$10.53	0.07	(0.38)	(0.31)	—(7)	(0.02)	(0.02)	$10.20	(2.87)%	0.82%	0.82%	0.34%	0.34%	65%	$175,694
2013	$10.48	0.06	0.12	0.18	(0.11)	(0.02)	(0.13)	$10.53	1.62%	0.80%	0.82%	0.47%	0.45%	55%	$240,799

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$9.89	0.01	(0.08)	(0.07)	—(7)	—	—(7)	$9.82	(0.68)%	1.57%(4)	1.57%(4)	0.05%(4)	0.05%(4)	3%	$23,905
2017	$9.78	0.07	0.04	0.11	—	—	—	$9.89	1.12%	1.57%	1.57%	0.69%	0.69%	48%	$27,511
2016	$9.80	(0.02)	—	(0.02)	—	—	—	$9.78	(0.20)%	1.57%	1.57%	(0.39)%	(0.39)%	36%	$31,482
2015	$10.05	(0.03)	(0.19)	(0.22)	(0.03)	—	(0.03)	$9.80	(2.18)%	1.57%	1.57%	(0.65)%	(0.65)%	56%	$40,247
2014	$10.45	—(7)	(0.38)	(0.38)	—	(0.02)	(0.02)	$10.05	(3.61)%	1.57%	1.57%	(0.41)%	(0.41)%	65%	$61,043
2013	$10.40	—(7)	0.10	0.10	(0.03)	(0.02)	(0.05)	$10.45	0.97%	1.55%	1.57%	(0.28)%	(0.30)%	55%	$99,271
R Class
2017(3)	$10.41	0.03	(0.07)	(0.04)	(0.03)	—	(0.03)	$10.34	(0.42)%	1.07%(4)	1.07%(4)	0.55%(4)	0.55%(4)	3%	$12,102
2017	$10.25	0.13	0.03	0.16	—	—	—	$10.41	1.56%	1.07%	1.07%	1.19%	1.19%	48%	$12,039
2016	$10.21	—(7)	0.04	0.04	—	—	—	$10.25	0.39%	1.07%	1.07%	0.11%	0.11%	36%	$13,658
2015	$10.44	0.01	(0.18)	(0.17)	(0.06)	—	(0.06)	$10.21	(1.63)%	1.07%	1.07%	(0.15)%	(0.15)%	56%	$17,466
2014	$10.80	0.04	(0.38)	(0.34)	—	(0.02)	(0.02)	$10.44	(3.12)%	1.07%	1.07%	0.09%	0.09%	65%	$24,206
2013	$10.75	0.05	0.10	0.15	(0.08)	(0.02)	(0.10)	$10.80	1.43%	1.05%	1.07%	0.22%	0.20%	55%	$30,191
R5 Class(8)
2017(3)	$10.39	0.07	(0.08)	(0.01)	(0.06)	—	(0.06)	$10.32	(0.09)%	0.37%(4)	0.37%(4)	1.25%(4)	1.25%(4)	3%	$425,059
2017	$10.22	0.19	0.04	0.23	(0.06)	—	(0.06)	$10.39	2.30%	0.37%	0.37%	1.89%	1.89%	48%	$664,148
2016	$10.11	0.08	0.03	0.11	—(7)	—	—(7)	$10.22	1.10%	0.37%	0.37%	0.81%	0.81%	36%	$575,649
2015	$10.36	0.03	(0.13)	(0.10)	(0.15)	—	(0.15)	$10.11	(1.01)%	0.37%	0.37%	0.55%	0.55%	56%	$543,717
2014	$10.67	0.03	(0.29)	(0.26)	(0.03)	(0.02)	(0.05)	$10.36	(2.45)%	0.37%	0.37%	0.79%	0.79%	65%	$469,943
2013	$10.62	0.10	0.12	0.22	(0.15)	(0.02)	(0.17)	$10.67	2.15%	0.35%	0.37%	0.92%	0.90%	55%	$93,508

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2017(3)	$10.38	0.07	(0.07)	—	(0.06)	—	(0.06)	$10.32	(0.07)%	0.32%(4)	0.32%(4)	1.30%(4)	1.30%(4)	3%	$168,094
2017	$10.22	0.20	0.03	0.23	(0.07)	—	(0.07)	$10.38	2.35%	0.32%	0.32%	1.94%	1.94%	48%	$199,340
2016	$10.11	0.06	0.06	0.12	(0.01)	—	(0.01)	$10.22	1.15%	0.32%	0.32%	0.86%	0.86%	36%	$166,472
2015	$10.36	(0.07)(9)	(0.03)	(0.10)	(0.15)	—	(0.15)	$10.11	(0.94)%	0.32%	0.32%	0.60%	0.60%	56%	$13,937
2014(10)	$10.37	(0.02)	0.03	0.01	—	(0.02)	(0.02)	$10.36	0.13%	0.32%(4)	0.32%(4)	(0.27)%(4)	(0.27)%(4)	65%(11)	$3,064
G Class
2017(12)	$10.31	0.01	0.01	0.02	—	—	—	$10.33	0.19%	0.01%(4)	0.32%(4)	0.49%(4)	0.18%(4)	3%(6)	$445,800

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(7)	Per-share amount was less than $0.005.

(8)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

(9)	Per-share amount was affected by certain income adjustments and timing of capital share transactions.

(10)	July 26, 2013 (commencement of sale) through March 31, 2014.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

(12)	July 28, 2017 (commencement of sale) through September 30, 2017 (unaudited).

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

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In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for

31

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that

32

the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 1711

Semiannual Report

September 30, 2017

Short Duration Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	2.0 years
Weighted Average Life	3.5 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	59.5%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	11.5%
Mutual Funds	6.2%
Commercial Mortgage-Backed Securities	5.1%
Sovereign Governments and Agencies	0.7%
U.S. Treasury Securities	0.3%
Municipal Securities	0.2%
Common Stocks	0.1%
Temporary Cash Investments	6.7%
Other Assets and Liabilities	(2.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,016.80	$3.08	0.61%
I Class	$1,000	$1,015.20(2)	$2.45(3)	0.51%
Y Class	$1,000	$1,015.90(2)	$1.97(3)	0.41%
A Class	$1,000	$1,015.50	$4.35	0.86%
C Class	$1,000	$1,011.70	$8.12	1.61%
R Class	$1,000	$1,014.30	$5.60	1.11%
R5 Class	$1,000	$1,017.80	$2.07	0.41%
R6 Class	$1,000	$1,018.10	$1.82	0.36%
Hypothetical
Investor Class	$1,000	$1,022.01	$3.09	0.61%
I Class	$1,000	$1,022.51(4)	$2.59(4)	0.51%
Y Class	$1,000	$1,023.01(4)	$2.08(4)	0.41%
A Class	$1,000	$1,020.76	$4.36	0.86%
C Class	$1,000	$1,017.00	$8.14	1.61%
R Class	$1,000	$1,019.50	$5.62	1.11%
R5 Class	$1,000	$1,023.01	$2.08	0.41%
R6 Class	$1,000	$1,023.26	$1.83	0.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 59.5%
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	$200,000	$207,117
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	150,000	155,437
		362,554
Automobiles — 2.3%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	240,000	240,676
Ford Motor Credit Co. LLC, 2.375%, 3/12/19	250,000	251,306
General Motors Financial Co., Inc., 3.25%, 5/15/18	250,000	252,274
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	125,000	130,313
		874,569
Banks — 6.7%
Akbank Turk AS, 3.875%, 10/24/17	65,000	65,105
Bank of America Corp., MTN, 5.625%, 7/1/20	250,000	272,342
Barclays Bank plc, 6.05%, 12/4/17(1)	300,000	302,131
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	130,000	131,261
Capital One N.A., 2.35%, 8/17/18	250,000	251,085
Citigroup, Inc., 2.90%, 12/8/21	200,000	202,606
HBOS plc, MTN, 6.75%, 5/21/18(1)	300,000	308,967
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	65,000	65,711
Intesa Sanpaolo SpA, 3.875%, 1/16/18	300,000	301,676
Itau CorpBanca, 3.125%, 1/15/18	65,000	65,118
JPMorgan Chase & Co., 4.625%, 5/10/21	175,000	188,987
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	212,785
Wells Fargo & Co., MTN, 3.00%, 1/22/21	200,000	204,800
		2,572,574
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	135,000	140,086
Biotechnology — 3.2%
AbbVie, Inc., 1.80%, 5/14/18	250,000	250,383
Amgen, Inc., 1.90%, 5/10/19	400,000	400,330
Biogen, Inc., 3.625%, 9/15/22	175,000	183,779
Celgene Corp., 3.25%, 8/15/22	175,000	180,756
Gilead Sciences, Inc., 4.15%, 3/1/47	200,000	206,513
		1,221,761
Capital Markets — 0.7%
Jefferies Group LLC, 5.125%, 4/13/18	250,000	254,419
Chemicals — 0.6%
Ecolab, Inc., 4.35%, 12/8/21	200,000	216,470
Commercial Services and Supplies — 0.8%
Clean Harbors, Inc., 5.25%, 8/1/20	99,000	100,485
Waste Management, Inc., 4.75%, 6/30/20	200,000	214,282
		314,767

6

	Principal Amount/Shares	Value
Construction Materials — 0.5%
Owens Corning, 4.20%, 12/15/22	$200,000	$212,407
Consumer Finance — 2.2%
American Express Credit Corp., MTN, 2.60%, 9/14/20	400,000	406,535
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	200,000	212,250
Synchrony Financial, 2.60%, 1/15/19	225,000	226,491
		845,276
Containers and Packaging — 1.2%
Ball Corp., 5.00%, 3/15/22	250,000	271,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	200,000	208,970
		480,532
Diversified Financial Services — 4.2%
Ally Financial, Inc., 3.50%, 1/27/19	410,000	417,175
Banco Santander SA, 3.50%, 4/11/22	200,000	204,978
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	200,000	214,852
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19	200,000	201,950
Morgan Stanley, MTN, 5.625%, 9/23/19	350,000	373,948
S&P Global, Inc., 3.30%, 8/14/20	200,000	205,263
		1,618,166
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 3.875%, 8/15/21	350,000	366,609
Orange SA, 4.125%, 9/14/21	200,000	213,653
Verizon Communications, Inc., 3.00%, 11/1/21	200,000	204,241
		784,503
Energy Equipment and Services — 0.6%
Nabors Industries, Inc., 6.15%, 2/15/18	140,000	142,520
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	81,187
		223,707
Equity Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp., 5.25%, 1/15/23	250,000	276,986
Essex Portfolio LP, 3.625%, 8/15/22	200,000	207,001
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	209,214
		693,201
Food and Staples Retailing — 1.3%
Kroger Co. (The), 2.30%, 1/15/19	250,000	251,027
Sysco Corp., 1.90%, 4/1/19	250,000	249,914
		500,941
Gas Utilities — 4.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	105,750
Energy Transfer LP, 4.15%, 10/1/20	200,000	208,979
Enterprise Products Operating LLC, VRN, 5.02%, 11/1/17, resets quarterly off the 3-month LIBOR plus 3.71%	200,000	200,350
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	120,000	121,778
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	125,000	129,688
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	125,000	130,000

7

	Principal Amount/Shares	Value
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	$200,000	$216,878
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	250,000	248,377
TransCanada PipeLines Ltd., VRN, 3.525%, 11/15/17, resets quarterly off the 3-month LIBOR plus 2.21%	200,000	185,938
Williams Partners LP, 4.125%, 11/15/20	200,000	209,516
		1,757,254
Health Care Equipment and Supplies — 0.8%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	125,000	125,744
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	175,000	182,745
		308,489
Health Care Providers and Services — 1.4%
HCA, Inc., 3.75%, 3/15/19	110,000	112,613
Tenet Healthcare Corp., 4.75%, 6/1/20	200,000	207,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	200,000	205,226
		524,839
Hotels, Restaurants and Leisure — 1.6%
International Game Technology plc, 6.25%, 2/15/22(1)	175,000	194,337
MGM Resorts International, 6.625%, 12/15/21	200,000	225,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	175,000	194,142
		613,979
Household Durables — 1.1%
Toll Brothers Finance Corp., 4.00%, 12/31/18	200,000	203,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	235,000	241,169
		444,919
Household Products — 0.3%
Spectrum Brands, Inc., 6.625%, 11/15/22	125,000	130,625
Insurance — 1.9%
American International Group, Inc., 4.125%, 2/15/24	235,000	249,830
International Lease Finance Corp., 4.625%, 4/15/21	235,000	250,076
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	200,000	217,359
		717,265
Internet and Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	200,000	201,757
Internet Software and Services — 0.6%
Netflix, Inc., 5.375%, 2/1/21	200,000	215,500
IT Services — 0.8%
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	92,000	92,004
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	200,000	207,415
		299,419
Machinery — 0.5%
Oshkosh Corp., 5.375%, 3/1/22	175,000	182,219
Media — 3.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	175,000	180,687
CSC Holdings LLC, 6.75%, 11/15/21	210,000	232,575
Discovery Communications LLC, 5.625%, 8/15/19	92,000	97,594
DISH DBS Corp., 5.125%, 5/1/20	200,000	210,190

8

	Principal Amount/Shares	Value
Lamar Media Corp., 5.875%, 2/1/22	$125,000	$129,063
NBCUniversal Media LLC, 4.375%, 4/1/21	250,000	269,113
Viacom, Inc., 3.125%, 6/15/22	150,000	148,836
		1,268,058
Metals and Mining — 1.7%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	140,045
Freeport-McMoRan, Inc., 6.75%, 2/1/22	300,000	314,250
Teck Resources Ltd., 4.75%, 1/15/22	210,000	223,060
		677,355
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Starwood Property Trust, Inc., 5.00%, 12/15/21	210,000	219,713
Multi-Utilities — 1.8%
NextEra Energy Capital Holdings, Inc., VRN, 4.66%, 10/30/17, resets quarterly off the 3-month LIBOR plus 3.35%	320,000	321,166
Progress Energy, Inc., 3.15%, 4/1/22	200,000	203,956
Sempra Energy, 2.875%, 10/1/22	175,000	175,738
		700,860
Oil, Gas and Consumable Fuels — 2.1%
BP Capital Markets plc, 4.50%, 10/1/20	150,000	160,622
Petroleos Mexicanos, 4.875%, 1/24/22	200,000	210,250
Sanchez Energy Corp., 7.75%, 6/15/21	75,000	71,437
Shell International Finance BV, 1.625%, 11/10/18	240,000	240,197
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	135,000	139,219
		821,725
Paper and Forest Products — 0.6%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	200,000	219,347
Pharmaceuticals — 1.2%
Allergan Funding SCS, 2.35%, 3/12/18	180,000	180,539
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	175,000	174,508
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	122,969
		478,016
Semiconductors and Semiconductor Equipment — 1.0%
Lam Research Corp., 2.80%, 6/15/21	175,000	177,523
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	209,000
		386,523
Software — 0.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	175,000	174,132
Specialty Retail — 0.9%
Hertz Corp. (The), 6.75%, 4/15/19	45,000	44,916
Staples, Inc., 3.75%, 1/12/18	300,000	300,490
		345,406
Technology Hardware, Storage and Peripherals — 2.0%
Dell International LLC / EMC Corp., 3.48%, 6/1/19(1)	275,000	280,374
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	254,529
Seagate HDD Cayman, 4.25%, 3/1/22(1)	242,000	240,820
		775,723

9

	Principal Amount/Shares	Value
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 6.625%, 4/1/23	$200,000	$211,004
TOTAL CORPORATE BONDS (Cost $22,977,508)		22,990,060
ASSET-BACKED SECURITIES(2) — 11.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	300,000	300,315
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	200,000	199,989
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	202,535
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	250,000	250,866
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	175,518	175,973
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 10/25/17(1)	43,880	43,840
Colony American Homes, Series 2014-2A, Class A, VRN, 2.19%, 10/17/17, resets monthly off the 1-month LIBOR plus 0.95%(1)	37,745	37,827
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(1)	199,543	201,368
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(1)	200,000	200,588
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(1)	125,000	125,037
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.74%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.50%(1)	200,000	199,980
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	350,000	348,784
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	42,527	42,382
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	350,826	346,918
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 10/25/17(1)(3)	70,165	69,315
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	43,639	43,702
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 2.43%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.20%(1)	27,785	27,816
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	127,711	127,869
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	171,326	170,421
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	38,219	38,102
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	84,347	83,583
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	37,892	37,347
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	198,223	197,917

10

	Principal Amount/Shares	Value
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(1)	$50,000	$50,769
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)	99,910	100,047
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	57,330	57,710
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	56,503	56,461
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, VRN, 2.28%, 10/20/17(1)(3)	18,543	18,551
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	63,153	63,139
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	71,273	71,156
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	172,409	172,718
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	36,249	36,197
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	220,000	213,311
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	177,182	176,286
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	125,000	124,433
TOTAL ASSET-BACKED SECURITIES (Cost $4,622,909)		4,613,252
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.5%
Private Sponsor Collateralized Mortgage Obligations — 6.7%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.84%, 10/2/17(3)	46,244	46,155
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/2/17(3)	84,021	84,250
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.60%, 10/2/17(3)	112,738	110,186
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.04%, 11/1/17, resets annually off the 1-year H15T1Y plus 2.25%	35,838	35,979
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.01%, 10/2/17(3)	99,689	98,844
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(3)	105,798	105,155
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	130,877	132,339
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.05%, 10/2/17(3)	64,205	57,569
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(3)	76,123	77,804
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 10/2/17(3)	250,444	253,455
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.97%, 10/2/17(3)	40,943	41,954
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.36%, 10/2/17(3)	116,581	121,885

11

	Principal Amount/Shares	Value
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	$126,995	$121,326
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 10/2/17(3)	74,536	73,512
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.18%, 10/2/17(3)	10,551	10,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.40%, 10/2/17(3)	40,416	41,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.36%, 10/2/17(3)	64,429	65,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.44%, 10/2/17(3)	100,000	102,143
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.33%, 10/2/17(3)	69,934	69,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 3.16%, 10/2/17(3)	154,185	155,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 10/2/17(3)	60,682	61,204
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.58%, 10/2/17(3)	38,874	38,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 10/2/17(3)	151,866	148,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.11%, 10/2/17(3)	230,947	214,955
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 10/2/17(3)	111,677	106,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	59,483	59,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	32,536	33,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	126,962	128,033
		2,595,492
U.S. Government Agency Collateralized Mortgage Obligations — 4.8%
FHLMC, Series 2015-HQ2, Class M3, VRN, 4.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.25%	100,000	109,528
FNMA, Series 2014-C02, Class 2M2, VRN, 3.83%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.60%	350,000	362,576
FNMA, Series 2016-C03, Class 2M2, VRN, 7.13%, 10/25/17, resets monthly off the 1-month LIBOR plus 5.90%	50,000	57,334
FNMA, Series 2016-C04, Class 1M2, VRN, 5.48%, 10/25/17, resets montly off the 1-month LIBOR plus 4.25%	100,000	109,742
FNMA, Series 2017-C01, Class 1M2, VRN, 4.78%, 10/25/17, rests monthly off the 1-month LIBOR plus 3.55%	300,000	316,751
FNMA, Series 2017-C03, Class 1M1, VRN, 2.18%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.95%	180,485	181,396
FNMA, Series 2017-C03, Class 1M2, VRN, 4.23%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.00%	125,000	128,945
FNMA, Series 2017-C06, Class 1M1, VRN, 1.99%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.75%	289,036	289,494
FNMA, Series 2017-C06, Class 2M1, VRN, 1.99%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.75%	297,799	298,345
		1,854,111
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,376,886)		4,449,603

12

		Principal Amount/Shares	Value
MUTUAL FUNDS(4) — 6.2%
Emerging Markets Debt Fund R6 Class (Cost $2,298,593)		229,919	$2,402,657
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.1%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		$150,000	153,786
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/2/17(3)		260,000	280,244
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/2/17(3)		75,000	79,519
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/2/17(3)		125,000	131,935
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)		250,000	255,742
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.94%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.70%(1)		150,000	150,428
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(1)(3)		175,000	179,353
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/2/17(3)		250,000	256,943
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 10/2/17(3)		190,000	196,818
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.63%, 10/15/17, resets monthly off the 1-month LIBOR plus 1.40%(1)		75,000	75,040
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(1)(3)		200,000	203,899
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,960,761)			1,963,707
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Argentina — 0.4%
Argentine Republic Government International Bond, 6.875%, 4/22/21		150,000	163,632
Greece — 0.3%
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)	EUR	75,000	87,829
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $248,511)			251,461
U.S. TREASURY SECURITIES — 0.3%
U.S. Treasury Bills, 1.05%, 11/9/17(5)(6) (Cost $99,888)		$100,000	99,899
MUNICIPAL SECURITIES — 0.2%
State of Illinois GO, 4.35%, 6/1/18 (Cost $80,809)		80,000	80,998
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(7) (Cost $134,410)		2,388	46,088
TEMPORARY CASH INVESTMENTS — 6.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $1,554,878), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $1,524,756)			1,524,635

13

	Principal Amount/Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,076,540), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $1,051,030)		$1,051,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,500	3,500
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,579,135)		2,579,135
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $39,379,410)		39,476,860
OTHER ASSETS AND LIABILITIES — (2.2)%		(834,980)
TOTAL NET ASSETS — 100.0%		$38,641,880

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	440,358	USD	24,475	Goldman Sachs & Co.	12/20/17	$(77)
ARS	235,836	USD	12,887	Goldman Sachs & Co.	12/20/17	179
USD	78,628	BRL	245,658	Morgan Stanley	12/20/17	1,868
USD	35,131	BRL	111,224	Morgan Stanley	12/20/17	377
USD	54,121	CHF	50,927	Credit Suisse AG	12/20/17	1,251
USD	23,178	CHF	22,129	Credit Suisse AG	12/20/17	205
USD	115,921	CHF	110,692	Credit Suisse AG	12/20/17	1,006
USD	53,702	CLP	33,187,742	JPMorgan Chase Bank N.A.	12/20/17	1,940
USD	22,508	CLP	14,138,761	JPMorgan Chase Bank N.A.	12/20/17	457
COP	229,400,193	USD	77,809	Goldman Sachs & Co.	12/20/17	(369)
COP	102,367,265	USD	34,795	Goldman Sachs & Co.	12/20/17	(238)
EUR	100,007	USD	119,846	JPMorgan Chase Bank N.A.	12/20/17	(1,133)
EUR	4,500	USD	5,330	JPMorgan Chase Bank N.A.	12/20/17	11
USD	126,100	EUR	104,507	JPMorgan Chase Bank N.A.	12/20/17	2,046
USD	87,806	EUR	74,330	JPMorgan Chase Bank N.A.	12/20/17	(427)
GBP	40,867	USD	54,136	Credit Suisse AG	12/20/17	757
GBP	16,381	USD	21,776	Credit Suisse AG	12/20/17	227
USD	79,268	INR	5,116,760	Goldman Sachs & Co.	12/20/17	1,681
USD	37,342	INR	2,461,944	Goldman Sachs & Co.	12/20/17	11
JPY	8,512,835	USD	78,721	Credit Suisse AG	12/20/17	(2,781)
JPY	4,057,947	USD	36,981	Credit Suisse AG	12/20/17	(781)
JPY	12,701,293	USD	115,064	Credit Suisse AG	12/20/17	(1,759)
JPY	452,785	USD	4,050	Credit Suisse AG	12/20/17	(11)
USD	130,302	KRW	147,052,398	Morgan Stanley	12/21/17	1,787
USD	59,831	KRW	67,489,093	Morgan Stanley	12/21/17	849
USD	6,082	KRW	6,960,659	Morgan Stanley	12/21/17	(1)
MYR	2,253,880	USD	537,791	Goldman Sachs & Co.	12/20/17	(4,652)
MYR	23,147	USD	5,480	Goldman Sachs & Co.	12/20/17	(4)
NOK	408,390	USD	52,849	JPMorgan Chase Bank N.A.	12/20/17	(1,482)
NOK	187,684	USD	23,911	JPMorgan Chase Bank N.A.	12/20/17	(304)
USD	51,442	NZD	71,315	JPMorgan Chase Bank N.A.	12/20/17	9
USD	23,962	NZD	33,035	JPMorgan Chase Bank N.A.	12/20/17	137

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	258,666	USD	79,536	Morgan Stanley	12/20/17	$(577)
PEN	110,170	USD	33,930	Morgan Stanley	12/20/17	(300)
PHP	20,214,695	USD	394,664	Goldman Sachs & Co.	12/20/17	432
PHP	226,573	USD	4,411	Goldman Sachs & Co.	12/20/17	18
RUB	3,084,333	USD	53,385	Morgan Stanley	12/20/17	(590)
RUB	1,299,462	USD	22,137	Morgan Stanley	12/20/17	106
USD	80,904	SEK	639,948	JPMorgan Chase Bank N.A.	12/20/17	1,972
USD	33,868	SEK	269,328	JPMorgan Chase Bank N.A.	12/20/17	649
USD	927,842	THB	30,688,381	Goldman Sachs & Co.	12/20/17	6,878
USD	8,097	THB	267,611	Goldman Sachs & Co.	12/20/17	66
USD	17,592	THB	586,147	Goldman Sachs & Co.	12/20/17	1
TRY	91,240	USD	25,946	Goldman Sachs & Co.	12/20/17	(913)
TRY	39,272	USD	11,117	Goldman Sachs & Co.	12/20/17	(342)
						$8,179

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	15	December 2017	USD	1,500,000	$1,762,500	$(15,151)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	11	December 2017	EUR	1,100,000	$1,705,459	$4,542
U.S. Treasury 10-Year Notes	13	December 2017	USD	1,300,000	1,629,062	22,721
					$3,334,521	$27,263

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$750,000	$15,292	$1,197	$16,489

15

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$125,000	$(394)	$(1,320)	$(1,714)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$125,000	(2,075)	(810)	(2,885)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$125,000	(2,757)	(306)	(3,063)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$125,000	(632)	(1,625)	(2,257)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$125,000	(1,326)	(948)	(2,274)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$125,000	(1,006)	(1,189)	(2,195)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$125,000	2,119	(4,424)	(2,305)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$125,000	(680)	(2,253)	(2,933)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$125,000	(1,570)	4,339	2,769
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$125,000	9,539	5,914	15,453
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$125,000	(1,326)	(770)	(2,096)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$125,000	(1,448)	(784)	(2,232)
					$(1,556)	$(4,176)	$(5,732)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

16

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	4,684,000	$(12,655)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	1,212,000	11,822
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	12,398,000	(11,017)
Morgan Stanley	BZDIOVRA	Receive	8.70%	1/2/19	BRL	11,947,258	(62,066)
Morgan Stanley	BZDIOVRA	Pay	10.23%	1/2/23	BRL	3,291,379	56,938
							$(16,978)

*Amount represents value and unrealized appreciation (depreciation).

17

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $8,804,806, which represented 22.8% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $54,940.

(7)	Non-income producing.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $37,080,817)	$37,074,203
Investment securities - affiliated, at value (cost of $2,298,593)	2,402,657
Total investment securities, at value (cost of $39,379,410)	39,476,860
Foreign currency holdings, at value (cost of $648)	650
Receivable for investments sold	359,058
Receivable for capital shares sold	39,105
Receivable for variation margin on futures contracts	586
Receivable for variation margin on swap agreements	385
Unrealized appreciation on forward foreign currency exchange contracts	24,920
Swap agreements, at value (including net premiums paid (received) of $7,969)	86,982
Interest and dividends receivable	270,145
40,258,691

Liabilities
Payable for investments purchased	1,453,912
Payable for capital shares redeemed	15,420
Payable for variation margin on futures contracts	374
Unrealized depreciation on forward foreign currency exchange contracts	16,741
Swap agreements, at value (including net premiums paid (received) of $(9,525))	109,692
Accrued management fees	17,603
Distribution and service fees payable	3,069
1,616,811

Net Assets	$38,641,880

Net Assets Consist of:
Capital paid in	$39,511,465
Distributions in excess of net investment income	(88,983)
Accumulated net realized loss	(877,935)
Net unrealized appreciation	97,333
$38,641,880

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$20,092,614	2,082,165	$9.65
I Class	$5,077	526	$9.65
Y Class	$5,081	526	$9.66
A Class	$7,902,252	818,794	$9.65*
C Class	$1,238,858	128,337	$9.65
R Class	$1,055,088	109,300	$9.65
R5 Class	$7,271,950	753,337	$9.65
R6 Class	$1,070,960	110,945	$9.65
*Maximum offering price $9.87 (net asset value divided by 0.9775).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$479,146
Income distributions from affiliated funds	42,401
521,547

Expenses:
Management fees	117,999
Distribution and service fees:
A Class	10,374
C Class	6,140
R Class	2,624
Trustees' fees and expenses	1,133
Other expenses	14
138,284
Fees waived(1)	(23,813)
114,471

Net investment income (loss)	407,076

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(71,310)
Forward foreign currency exchange contract transactions	(21,211)
Futures contract transactions	(33,702)
Swap agreement transactions	7,841
Foreign currency translation transactions	131
(118,251)

Change in net unrealized appreciation (depreciation) on:
Investments (including $38,611 from affiliated funds)	270,108
Forward foreign currency exchange contracts	2,967
Futures contracts	10,356
Swap agreements	(23,281)
Translation of assets and liabilities in foreign currencies	(453)
259,697

Net realized and unrealized gain (loss)	141,446

Net Increase (Decrease) in Net Assets Resulting from Operations	$548,522

(1)	Amount consists of $10,646, $3, $3, $5,791, $856, $732, $5,040 and $742 for Investor Class, I Class,
Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$407,076	$657,875
Net realized gain (loss)	(118,251)	(109,301)
Change in net unrealized appreciation (depreciation)	259,697	954,547
Net increase (decrease) in net assets resulting from operations	548,522	1,503,121

Distributions to Shareholders
From net investment income:
Investor Class	(173,238)	(184,079)
I Class	(55)	—
Y Class	(59)	—
A Class	(85,406)	(220,059)
C Class	(7,910)	(18,747)
R Class	(9,390)	(21,250)
R5 Class	(89,987)	(192,666)
R6 Class	(13,517)	(28,845)
From tax return of capital:
Investor Class	—	(13,587)
A Class	—	(12,310)
C Class	—	(1,100)
R Class	—	(1,211)
R5 Class	—	(10,866)
R6 Class	—	(1,626)
Decrease in net assets from distributions	(379,562)	(706,346)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,063,183	5,982,596

Net increase (decrease) in net assets	7,232,143	6,779,371

Net Assets
Beginning of period	31,409,737	24,630,366
End of period	$38,641,880	$31,409,737

Distributions in excess of net investment income	$(88,983)	$(116,497)

See Notes to Financial Statements.

21

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class) and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

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If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments, forward foreign currency exchange contracts and swap agreements.

23

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 55% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. During the period ended September 30, 2017, the investment advisor agreed to waive an additional 0.09% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Trustees.

24

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.74%	0.60%
I Class	0.64%	0.50%
Y Class	0.54%	0.40%
A Class	0.74%	0.60%
C Class	0.74%	0.60%
R Class	0.74%	0.60%
R5 Class	0.54%	0.40%
R6 Class	0.49%	0.35%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $13,731,018, of which $1,388,291 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $6,859,882, of which $173,927 represented U.S. Treasury and Government Agency obligations.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,114,607	$10,739,656	954,601	$9,108,716
Issued in reinvestment of distributions	17,587	169,583	20,069	191,323
Redeemed	(227,292)	(2,191,147)	(326,464)	(3,115,228)
	904,902	8,718,092	648,206	6,184,811
I Class			N/A
Sold	520	5,000
Issued in reinvestment of distributions	6	55
	526	5,055
Y Class			N/A
Sold	520	5,000
Issued in reinvestment of distributions	6	59
	526	5,059
A Class
Sold	56,607	544,378	128,008	1,220,522
Issued in reinvestment of distributions	8,764	84,501	24,542	232,369
Redeemed	(253,449)	(2,440,662)	(208,779)	(1,978,532)
	(188,078)	(1,811,783)	(56,229)	(525,641)
C Class
Sold	1,960	18,902	13,027	124,459
Issued in reinvestment of distributions	813	7,843	2,094	19,847
Redeemed	(47)	(455)	(8,062)	(76,950)
	2,726	26,290	7,059	67,356
R Class
Sold	869	8,381	164	1,668
Issued in reinvestment of distributions	967	9,320	2,372	22,461
Redeemed	(1)	(14)	(216)	(2,062)
	1,835	17,687	2,320	22,067
R5 Class
Issued in reinvestment of distributions	9,267	89,360	21,494	203,532
R6 Class
Issued in reinvestment of distributions	1,392	13,423	3,218	30,471
Net increase (decrease)	733,096	$7,063,183	626,068	$5,982,596

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class and Y Class.

26

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended September 30, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$2,322	$42	—	$39	$2,403	230	—	$42

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

27

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$22,990,060	—
Asset-Backed Securities	—	4,613,252	—
Collateralized Mortgage Obligations	—	4,449,603	—
Mutual Funds	$2,402,657	—	—
Commercial Mortgage-Backed Securities	—	1,963,707	—
Sovereign Governments and Agencies	—	251,461	—
U.S. Treasury Securities	—	99,899	—
Municipal Securities	—	80,998	—
Common Stocks	46,088	—	—
Temporary Cash Investments	3,500	2,575,635	—
	$2,452,245	$37,024,615	—
Other Financial Instruments
Futures Contracts	$22,721	$4,542	—
Swap Agreements	—	103,471	—
Forward Foreign Currency Exchange Contracts	—	24,920	—
	$22,721	$132,933	—

Liabilities
Other Financial Instruments
Futures Contracts	$15,151	—	—
Swap Agreements	—	$109,692	—
Forward Foreign Currency Exchange Contracts	—	16,741	—
	$15,151	$126,433	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,583,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar

28

value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,415,642.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $1,433,333 futures contracts purchased and $2,651,829 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $7,396,131.

Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$385	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	18,222	Swap agreements	$23,954
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	24,920	Unrealized depreciation on forward foreign currency exchange contracts	16,741
Interest Rate Risk	Receivable for variation margin on futures contracts*	586	Payable for variation margin on futures contracts*	374
Interest Rate Risk	Swap agreements	68,760	Swap agreements	85,738
		$112,873		$126,807

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$7,841	Change in net unrealized appreciation (depreciation) on swap agreements	$(6,303)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(21,211)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,967
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(33,702)	Change in net unrealized appreciation (depreciation) on futures contracts	10,356
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(16,978)
		$(47,072)		$(9,958)

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$39,379,410
Gross tax appreciation of investments	$354,424
Gross tax depreciation of investments	(256,974)
Net tax appreciation (depreciation) of investments	$97,450

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(200,865) and accumulated long-term capital losses of $(551,932), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
As of March 31, 2017, the fund had late-year ordinary loss deferrals of $(114,997), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.60	0.12	0.04	0.16	(0.11)	—	(0.11)	$9.65	1.68%	0.61%(4)	0.75%(4)	2.44%(4)	2.30%(4)	21%	$20,093
2017	$9.31	0.24	0.31	0.55	(0.25)	(0.01)	(0.26)	$9.60	5.96%	0.60%	0.75%	2.54%	2.39%	29%	$11,304
2016	$9.75	0.26	(0.38)	(0.12)	(0.32)	—	(0.32)	$9.31	(1.26)%	0.60%	0.75%	2.69%	2.54%	19%	$4,927
2015(5)	$10.00	0.18	(0.20)	(0.02)	(0.23)	—	(0.23)	$9.75	(0.16)%	0.61%(4)	0.75%(4)	2.78%(4)	2.64%(4)	18%	$9,879
I Class
2017(6)	$9.61	0.11	0.04	0.15	(0.11)	—	(0.11)	$9.65	1.52%	0.51%(4)	0.65%(4)	2.52%(4)	2.38%(4)	21%(7)	$5
Y Class
2017(6)	$9.61	0.12	0.04	0.16	(0.11)	—	(0.11)	$9.66	1.59%	0.41%(4)	0.55%(4)	2.62%(4)	2.48%(4)	21%(7)	$5
A Class
2017(3)	$9.60	0.11	0.04	0.15	(0.10)	—	(0.10)	$9.65	1.55%	0.86%(4)	1.00%(4)	2.19%(4)	2.05%(4)	21%	$7,902
2017	$9.31	0.22	0.31	0.53	(0.23)	(0.01)	(0.24)	$9.60	5.69%	0.85%	1.00%	2.29%	2.14%	29%	$9,669
2016	$9.75	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	$9.31	(1.50)%	0.85%	1.00%	2.44%	2.29%	19%	$9,901
2015(5)	$10.00	0.17	(0.20)	(0.03)	(0.22)	—	(0.22)	$9.75	(0.33)%	0.86%(4)	1.00%(4)	2.53%(4)	2.39%(4)	18%	$7,288

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$9.60	0.07	0.04	0.11	(0.06)	—	(0.06)	$9.65	1.17%	1.61%(4)	1.75%(4)	1.44%(4)	1.30%(4)	21%	$1,239
2017	$9.31	0.15	0.30	0.45	(0.15)	(0.01)	(0.16)	$9.60	4.91%	1.60%	1.75%	1.54%	1.39%	29%	$1,206
2016	$9.75	0.16	(0.38)	(0.22)	(0.22)	—	(0.22)	$9.31	(2.24)%	1.60%	1.75%	1.69%	1.54%	19%	$1,104
2015(5)	$10.00	0.12	(0.20)	(0.08)	(0.17)	—	(0.17)	$9.75	(0.83)%	1.61%(4)	1.75%(4)	1.78%(4)	1.64%(4)	18%	$1,009
R Class
2017(3)	$9.60	0.09	0.05	0.14	(0.09)	—	(0.09)	$9.65	1.43%	1.11%(4)	1.25%(4)	1.94%(4)	1.80%(4)	21%	$1,055
2017	$9.31	0.19	0.31	0.50	(0.20)	(0.01)	(0.21)	$9.60	5.43%	1.10%	1.25%	2.04%	1.89%	29%	$1,032
2016	$9.75	0.21	(0.38)	(0.17)	(0.27)	—	(0.27)	$9.31	(1.75)%	1.10%	1.25%	2.19%	2.04%	19%	$979
2015(5)	$10.00	0.15	(0.20)	(0.05)	(0.20)	—	(0.20)	$9.75	(0.49)%	1.11%(4)	1.25%(4)	2.28%(4)	2.14%(4)	18%	$995
R5 Class(8)
2017(3)	$9.60	0.13	0.04	0.17	(0.12)	—	(0.12)	$9.65	1.78%	0.41%(4)	0.55%(4)	2.64%(4)	2.50%(4)	21%	$7,272
2017	$9.31	0.26	0.31	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.17%	0.40%	0.55%	2.74%	2.59%	29%	$7,146
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.06)%	0.40%	0.55%	2.89%	2.74%	19%	$6,729
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	—	(0.25)	$9.75	(0.02)%	0.41%(4)	0.55%(4)	2.98%(4)	2.84%(4)	18%	$7,301
R6 Class
2017(3)	$9.60	0.13	0.04	0.17	(0.12)	—	(0.12)	$9.65	1.81%	0.36%(4)	0.50%(4)	2.69%(4)	2.55%(4)	21%	$1,071
2017	$9.31	0.27	0.30	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.22%	0.35%	0.50%	2.79%	2.64%	29%	$1,052
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.01)%	0.35%	0.50%	2.94%	2.79%	19%	$990
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	—	(0.25)	$9.75	0.01%	0.36%(4)	0.50%(4)	3.03%(4)	2.89%(4)	18%	$1,000

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

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In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for

36

the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board concluded

37

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

38

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 1711

Semiannual Report

September 30, 2017

Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
Portfolio at a Glance
Average Duration (effective)	4.1 years
Weighted Average Life	6.4 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	49.1%
Collateralized Mortgage Obligations	11.4%
Mutual Funds	10.8%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	9.0%
Preferred Stocks	4.2%
Sovereign Governments and Agencies	3.6%
U.S. Treasury Securities	1.5%
Common Stocks	0.1%
Temporary Cash Investments	3.8%
Other Assets and Liabilities	(2.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.60	$3.47	0.68%
I Class	$1,000	$1,030.90(2)	$2.81(3)	0.58%
Y Class	$1,000	$1,031.40(2)	$2.32(3)	0.48%
A Class	$1,000	$1,033.40	$4.74	0.93%
C Class	$1,000	$1,029.50	$8.55	1.68%
R Class	$1,000	$1,032.10	$6.01	1.18%
R5 Class	$1,000	$1,035.70	$2.45	0.48%
R6 Class	$1,000	$1,036.00	$2.19	0.43%
Hypothetical
Investor Class	$1,000	$1,021.66	$3.45	0.68%
I Class	$1,000	$1,022.16(4)	$2.94(4)	0.58%
Y Class	$1,000	$1,022.66(4)	$2.43(4)	0.48%
A Class	$1,000	$1,020.41	$4.71	0.93%
C Class	$1,000	$1,016.65	$8.49	1.68%
R Class	$1,000	$1,019.15	$5.97	1.18%
R5 Class	$1,000	$1,022.66	$2.43	0.48%
R6 Class	$1,000	$1,022.91	$2.18	0.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from April 10, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 174, the number of days in the period from April 10, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 49.1%
Auto Components — 0.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	$75,000	$77,669
Automobiles — 1.3%
General Motors Financial Co., Inc., 5.25%, 3/1/26	115,000	125,003
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)	25,000	25,500
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)	25,000	26,062
		176,565
Banks — 2.2%
Akbank Turk AS, 3.875%, 10/24/17	15,000	15,025
Bancolombia SA, 6.125%, 7/26/20	100,000	109,500
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	30,000	30,291
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	110,250
ICICI Bank Ltd. (Dubai), MTN, 4.70%, 2/21/18	15,000	15,164
Itau CorpBanca, 3.125%, 1/15/18	15,000	15,027
		295,257
Biotechnology — 0.8%
Gilead Sciences, Inc., 4.15%, 3/1/47	100,000	103,257
Building Products — 0.8%
Masco Corp., 4.45%, 4/1/25	100,000	107,240
Capital Markets — 0.8%
Jefferies Group LLC, 4.85%, 1/15/27	100,000	105,118
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24	75,000	74,625
Consumer Finance — 0.5%
Discover Financial Services, 3.75%, 3/4/25	75,000	75,387
Containers and Packaging — 2.3%
Ball Corp., 5.00%, 3/15/22	75,000	81,469
Berry Global, Inc., 5.125%, 7/15/23	75,000	78,656
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	75,000	79,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	75,000	78,364
		317,614
Diversified Financial Services — 2.2%
Ally Financial, Inc., 3.50%, 1/27/19	70,000	71,225
Ally Financial, Inc., 4.625%, 3/30/25	65,000	68,412
JPMorgan Chase & Co., VRN, 5.15%, 5/1/23(8)	150,000	156,000
		295,637
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 4.45%, 4/1/24	100,000	106,442

6

		Principal Amount/Shares	Value
Energy Equipment and Services — 0.7%
Ensco plc, 8.00%, 1/31/24		$46,000	$45,425
Transocean, Inc., 9.00%, 7/15/23(1)		45,000	48,712
			94,137
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp., 3.375%, 10/15/26		125,000	123,746
Crown Castle International Corp., 5.25%, 1/15/23		95,000	105,255
Equinix, Inc., 5.375%, 4/1/23		75,000	78,435
Essex Portfolio LP, 3.625%, 8/15/22		60,000	62,100
			369,536
Gas Utilities — 3.3%
Enterprise Products Operating LLC, VRN, 5.02%, 11/1/17, resets quarterly off the 3-month LIBOR plus 3.708%		75,000	75,131
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		115,000	131,405
MPLX LP, 4.875%, 12/1/24		88,000	94,972
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		75,000	78,000
Williams Cos., Inc. (The), 3.70%, 1/15/23		75,000	75,000
			454,508
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 3.75%, 11/30/26		100,000	102,762
Health Care Providers and Services — 3.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		25,000	26,010
CHS / Community Health Systems, Inc., 5.125%, 8/1/21		75,000	74,250
DaVita, Inc., 5.125%, 7/15/24		80,000	79,800
Express Scripts Holding Co., 4.50%, 2/25/26		100,000	107,125
Tenet Healthcare Corp., 4.75%, 6/1/20		75,000	77,625
Tenet Healthcare Corp., 6.00%, 10/1/20		75,000	80,116
			444,926
Hotels, Restaurants and Leisure — 2.4%
Aramark Services, Inc., 4.75%, 6/1/26		75,000	79,155
FelCor Lodging LP, 5.625%, 3/1/23		75,000	78,094
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		75,000	76,687
International Game Technology plc, 6.25%, 2/15/22(1)		80,000	88,840
			322,776
Household Durables — 3.0%
Lennar Corp., 4.75%, 5/30/25		75,000	78,656
M.D.C. Holdings, Inc., 5.50%, 1/15/24		65,000	70,343
PulteGroup, Inc., 5.50%, 3/1/26		75,000	82,061
Toll Brothers Finance Corp., 5.625%, 1/15/24		75,000	82,406
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		90,000	92,363
			405,829
Industrial Conglomerates — 0.6%
HD Supply, Inc., 5.75%, 4/15/24(1)		75,000	80,438
Insurance — 3.2%
AXA SA, MTN, VRN, 3.375%, 7/6/27(8)	EUR	100,000	128,502
CNP Assurances, VRN, 4.50%, 6/10/27(8)		100,000	133,765

7

	Principal Amount/Shares	Value
Liberty Mutual Group, Inc., VRN, 4.23%, 12/15/17, resets quarterly off the 3-month LIBOR plus 2.91%(1)	$125,000	$122,500
Voya Financial, Inc., VRN, 5.65%, 5/15/23(8)	50,000	53,225
		437,992
Internet and Direct Marketing Retail — 0.9%
Amazon.com, Inc., 3.15%, 8/22/27(1)	125,000	125,740
IT Services — 0.6%
First Data Corp., 5.00%, 1/15/24(1)	75,000	78,154
Machinery — 0.6%
Oshkosh Corp., 5.375%, 3/1/22	75,000	78,094
Media — 3.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	75,000	101,498
CSC Holdings LLC, 6.75%, 11/15/21	75,000	83,063
DISH DBS Corp., 5.125%, 5/1/20	75,000	78,821
Lamar Media Corp., 5.375%, 1/15/24	65,000	68,738
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	75,000	80,906
Time Warner, Inc., 3.80%, 2/15/27	95,000	95,197
		508,223
Metals and Mining — 2.0%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	74,250
Teck Resources Ltd., 4.75%, 1/15/22	75,000	79,664
Vale Overseas Ltd., 6.25%, 8/10/26	100,000	114,000
		267,914
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	78,469
Multi-Utilities — 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	78,375
NextEra Energy Capital Holdings, Inc., VRN, 4.66%, 10/30/17, resets quarterly off the 3-month LIBOR plus 3.35%	80,000	80,291
		158,666
Oil, Gas and Consumable Fuels — 3.3%
Continental Resources, Inc., 5.00%, 9/15/22	60,000	61,200
Lukoil International Finance BV, 7.25%, 11/5/19	100,000	109,639
MEG Energy Corp., 7.00%, 3/31/24(1)	50,000	43,125
Petrobras Global Finance BV, 5.30%, 1/27/25(1)	31,000	30,992
Petroleos Mexicanos, 6.00%, 3/5/20	100,000	107,700
Sanchez Energy Corp., 7.75%, 6/15/21	50,000	47,625
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	50,000	51,563
		451,844
Pharmaceuticals — 0.5%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	44,125
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	23,500
		67,625

8

	Principal Amount/Shares	Value
Specialty Retail — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	$75,000	$76,969
Hertz Corp. (The), 6.75%, 4/15/19	27,000	26,949
		103,918
Technology Hardware, Storage and Peripherals — 1.2%
Seagate HDD Cayman, 4.75%, 6/1/23	55,000	55,779
Western Digital Corp., 7.375%, 4/1/23(1)	100,000	109,800
		165,579
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	73,238
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 6.625%, 4/1/23	70,000	73,851
TOTAL CORPORATE BONDS (Cost $6,547,284)		6,679,030
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.4%
Private Sponsor Collateralized Mortgage Obligations — 9.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/2/17(3)	63,016	63,188
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.60%, 10/2/17(3)	28,990	28,334
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.04%, 11/1/17, resets annually off the 1-year H15T1Y plus 2.25%	10,035	10,074
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.49%, 10/2/17(3)	9,950	9,624
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	32,423	33,628
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.01%, 10/2/17(3)	99,689	98,844
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(3)	49,373	49,073
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	36,104	36,507
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.42%, 10/2/17(3)	44,321	42,523
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.05%, 10/2/17(3)	24,927	22,350
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(3)	45,674	46,682
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.46%, 10/2/17(3)	17,596	17,659
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.20%, 10/25/17(3)	70,320	69,657
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.06%, 10/2/17(3)	37,268	36,756
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.20%, 10/2/17(3)	35,010	35,302
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.18%, 10/2/17(3)	20,920	21,292
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	20,087	19,985

9

	Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.26%, 10/2/17(3)	$39,346	$39,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.44%, 10/2/17(3)	35,000	35,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.45%, 10/2/17(3)	18,527	18,657
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	59,878	60,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	14,517	14,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	23,786	24,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 10/2/17(3)	76,230	74,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.30%, 10/2/17(3)	22,022	21,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.33%, 10/2/17(3)	27,974	27,819
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 10/2/17(3)	49,304	49,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.58%, 10/2/17(3)	8,330	8,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.72%, 10/2/17(3)	18,807	18,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.11%, 10/2/17(3)	68,234	63,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.33%, 10/2/17(3)	27,919	26,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	47,587	47,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	7,633	7,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	26,272	26,836
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	55,017	55,481
		1,261,781
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.54%, 10/25/17, resets monthly off the 1-month LIBOR plus 1.30%	165,000	167,112
FNMA, Series 2017-C03, Class 1M2, VRN, 4.24%, 10/25/17(3)	125,000	128,945
		296,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,541,601)		1,557,838
MUTUAL FUNDS(4) — 10.8%
Emerging Markets Debt Fund R6 Class (Cost $1,388,108)	140,253	1,465,649
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 9.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	$50,000	51,007
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	75,000	76,893
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/2/17(3)	65,000	70,061

10

	Principal Amount/Shares	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/2/17(3)	$50,000	$53,012
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/2/17(3)	25,000	26,483
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/2/17(3)	30,000	31,664
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 10/2/17(3)	25,000	25,414
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,341
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	100,000	102,297
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	25,457
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.94%, 10/15/17, resets monthly off the 1-month LIBOR plus 0.70%(1)	50,000	50,143
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	51,166
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 10/2/17(3)	25,000	25,654
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	50,000	48,933
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/2/17(1)(3)	25,000	24,445
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/17(1)(3)	100,000	102,487
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/2/17(3)	60,000	61,666
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	60,000	61,770
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 10/2/17(3)	37,000	38,328
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	39,283
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/2/17(1)(3)	40,000	40,780
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50	100,000	100,880
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, 7/15/50	100,000	100,881
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,235,341)		1,233,045
ASSET-BACKED SECURITIES(2) — 9.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(1)	100,000	99,995
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	125,000	125,433
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,316
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	87,759	87,986
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	21,940	21,920
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(1)	74,828	75,513

11

	Principal Amount/Shares	Value
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.74%, 10/10/17, resets monthly off the 1-month LIBOR plus 1.50%(1)	$50,000	$49,995
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	125,000	124,566
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	100,000	99,537
Hilton Grand Vacations Trust, Series 2014-AA, Class B, VRN, 2.07%, 10/25/17(1)(3)	14,033	13,863
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	17,455	17,481
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 10/20/17(1)(3)	10,643	10,742
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	65,895	65,546
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	21,087	20,896
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	99,112	98,958
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 8/17/34(1)	49,955	50,023
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	21,499	21,641
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	25,261	25,256
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	28,509	28,462
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	34,482	34,544
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	12,083	12,066
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	46,667	45,248
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	70,873	70,514
TOTAL ASSET-BACKED SECURITIES (Cost $1,227,126)		1,225,501
PREFERRED STOCKS — 4.2%
Banks — 2.1%
Bank of America Corp., 5.20%	135,000	139,556
Citigroup, Inc., 5.90%	135,000	145,800
		285,356
Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The), 5.30%	150,000	161,062
Equity Real Estate Investment Trusts (REITs) — 0.6%
DDR Corp., 6.25%	1,400	35,420
Kimco Realty Corp., 5.625%	1,800	45,756
		81,176
Insurance — 0.3%
XLIT Ltd., 3.76%	50,000	45,188
TOTAL PREFERRED STOCKS (Cost $546,103)		572,782
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.6%
Colombia — 1.0%
Colombia Government International Bond, 7.375%, 9/18/37	$100,000	132,400

12

		Principal Amount/Shares	Value
Dominican Republic — 0.8%
Dominican Republic International Bond, 6.875%, 1/29/26		$100,000	$114,296
Egypt — 0.8%
Egypt Government International Bond, 5.75%, 4/29/20		100,000	103,766
El Salvador — 0.8%
El Salvador Government International Bond, 8.625%, 2/28/29		100,000	112,500
Greece — 0.2%
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)	EUR	25,000	29,276
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $487,150)			492,238
U.S. TREASURY SECURITIES — 1.5%
U.S. Treasury Bills, 1.05%, 11/9/17(5)(6) (Cost $199,777)		$200,000	199,799
COMMON STOCKS — 0.1%
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc.(7) (Cost $53,662)		955	18,432
TEMPORARY CASH INVESTMENTS — 3.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $344,340), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $337,670)			337,643
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $176,966), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $172,005)			172,000
State Street Institutional U.S. Government Money Market Fund, Premier Class		1,159	1,159
TOTAL TEMPORARY CASH INVESTMENTS (Cost $510,802)			510,802
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $13,736,954)			13,955,116
OTHER ASSETS AND LIABILITIES — (2.6)%			(354,109)
TOTAL NET ASSETS — 100.0%			$13,601,007

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	150,065	USD	8,340	Goldman Sachs & Co.	12/20/17	$(26)
ARS	88,469	USD	4,834	Goldman Sachs & Co.	12/20/17	67
USD	26,786	BRL	83,688	Morgan Stanley	12/20/17	636
USD	12,984	BRL	41,106	Morgan Stanley	12/20/17	139
USD	1,444	BRL	4,616	Morgan Stanley	12/20/17	2
USD	18,812	CHF	17,702	Credit Suisse AG	12/20/17	435
USD	8,216	CHF	7,844	Credit Suisse AG	12/20/17	72
USD	40,401	CHF	38,579	Credit Suisse AG	12/20/17	351
USD	1,728	CHF	1,664	Credit Suisse AG	12/20/17	1
USD	18,468	CLP	11,412,977	JPMorgan Chase Bank N.A.	12/20/17	667
USD	8,176	CLP	5,136,086	JPMorgan Chase Bank N.A.	12/20/17	166

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	78,149,958	USD	26,507	Goldman Sachs & Co.	12/20/17	$(126)
COP	37,862,004	USD	12,869	Goldman Sachs & Co.	12/20/17	(88)
EUR	1,215	USD	1,459	JPMorgan Chase Bank N.A.	12/20/17	(17)
USD	271,395	EUR	224,922	JPMorgan Chase Bank N.A.	12/20/17	4,403
USD	1,425	EUR	1,182	JPMorgan Chase Bank N.A.	12/20/17	22
USD	29,269	EUR	24,777	JPMorgan Chase Bank N.A.	12/20/17	(142)
GBP	60	USD	79	Credit Suisse AG	12/20/17	2
GBP	13,089	USD	17,339	Credit Suisse AG	12/20/17	242
GBP	6,874	USD	9,138	Credit Suisse AG	12/20/17	95
GBP	1,806	USD	2,449	Credit Suisse AG	12/20/17	(23)
USD	2,774	GBP	2,045	Credit Suisse AG	12/20/17	27
USD	27,416	INR	1,769,723	Goldman Sachs & Co.	12/20/17	581
USD	13,566	INR	894,412	Goldman Sachs & Co.	12/20/17	4
JPY	2,903,279	USD	26,848	Credit Suisse AG	12/20/17	(948)
JPY	1,492,454	USD	13,601	Credit Suisse AG	12/20/17	(287)
JPY	4,423,829	USD	40,077	Credit Suisse AG	12/20/17	(613)
JPY	200,827	USD	1,796	Credit Suisse AG	12/20/17	(5)
JPY	174,609	USD	1,555	Credit Suisse AG	12/20/17	3
USD	44,390	KRW	50,096,465	Morgan Stanley	12/21/17	609
USD	2,285	KRW	2,578,079	Morgan Stanley	12/21/17	32
USD	19,810	KRW	22,346,012	Morgan Stanley	12/21/17	281
USD	2,485	KRW	2,843,891	Morgan Stanley	12/21/17	—
MYR	770,996	USD	183,965	Goldman Sachs & Co.	12/20/17	(1,591)
MYR	10,512	USD	2,500	Goldman Sachs & Co.	12/20/17	(13)
MYR	21,735	USD	5,145	Goldman Sachs & Co.	12/20/17	(4)
NOK	139,825	USD	18,095	JPMorgan Chase Bank N.A.	12/20/17	(508)
NOK	68,609	USD	8,741	JPMorgan Chase Bank N.A.	12/20/17	(111)
USD	17,525	NZD	24,295	JPMorgan Chase Bank N.A.	12/20/17	3
USD	8,845	NZD	12,194	JPMorgan Chase Bank N.A.	12/20/17	51
PEN	89,464	USD	27,509	Morgan Stanley	12/20/17	(200)
PEN	39,510	USD	12,168	Morgan Stanley	12/20/17	(108)
PHP	6,914,941	USD	135,005	Goldman Sachs & Co.	12/20/17	148
PHP	191,794	USD	3,735	Goldman Sachs & Co.	12/20/17	14
PHP	147,648	USD	2,887	Goldman Sachs & Co.	12/20/17	(1)
RUB	1,050,742	USD	18,187	Morgan Stanley	12/20/17	(201)
RUB	482,177	USD	8,214	Morgan Stanley	12/20/17	39
USD	28,126	SEK	222,474	JPMorgan Chase Bank N.A.	12/20/17	686
USD	12,007	SEK	95,480	JPMorgan Chase Bank N.A.	12/20/17	230
USD	1,515	SEK	12,317	JPMorgan Chase Bank N.A.	12/20/17	(4)
USD	319,212	THB	10,557,924	Goldman Sachs & Co.	12/20/17	2,366
USD	7,256	THB	239,808	Goldman Sachs & Co.	12/20/17	59
USD	8,711	THB	290,247	Goldman Sachs & Co.	12/20/17	1
TRY	31,557	USD	8,974	Goldman Sachs & Co.	12/20/17	(316)
TRY	14,080	USD	3,986	Goldman Sachs & Co.	12/20/17	(123)
						$6,979
14

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	8	December 2017	USD	800,000	$1,002,500	$(14,205)
FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2	December 2017	EUR	200,000	$310,083	$808
Euro-Bund 10-Year Bonds	1	December 2017	EUR	100,000	190,298	944
U.K. Gilt 10-Year Bonds	2	December 2017	GBP	200,000	331,998	9,055
U.S. Treasury 5-Year Notes	7	December 2017	USD	700,000	822,500	8,953
					$1,654,879	$19,760

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	1,621,000	$(4,379)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	424,000	4,136
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	4,376,000	(3,889)
Morgan Stanley	BZDIOVRA	Receive	8.70%	1/2/19	BRL	5,753,000	(29,887)
Morgan Stanley	BZDIOVRA	Pay	10.23%	1/2/23	BRL	1,587,000	27,454
							$(6,565)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	5/10/27	$300,000	$484	$(3,109)	$(2,625)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$250,000	$(3,916)

*Amount represents value and unrealized appreciation (depreciation).

15

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$100,000	$7,387	$440	$7,827

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/Reference Entity	Type*	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value**
Bank of America N.A./ Camden Property Trust	Buy	(1.00)%	12/20/19	$25,000	$(79)	$(264)	$(343)
Barclays Bank plc/ Dominion Resources, Inc.	Buy	(1.00)%	6/20/20	$25,000	(415)	(162)	(577)
Barclays Bank plc/ Procter & Gamble Co. (The)	Buy	(1.00)%	6/20/20	$25,000	(552)	(61)	(613)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	Buy	(1.00)%	9/20/19	$25,000	(126)	(325)	(451)
Deutsche Bank AG/ International Business Machines Corp.	Buy	(1.00)%	9/20/19	$25,000	(265)	(189)	(454)
Goldman Sachs & Co./ Kellogg Co.	Buy	(1.00)%	12/20/19	$25,000	(201)	(238)	(439)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	Buy	(1.00)%	6/20/20	$25,000	424	(885)	(461)
Goldman Sachs & Co./ Starwood Hotels & Resorts	Buy	(1.00)%	6/20/20	$25,000	(136)	(451)	(587)
Morgan Stanley & Co./ D.R. Horton, Inc.	Sell	1.00%	6/20/20	$25,000	(314)	868	554
Morgan Stanley & Co./ Lennar Corp.	Sell	5.00%	6/20/20	$25,000	1,908	1,183	3,091
Morgan Stanley & Co./ Mondelez International, Inc.	Buy	(1.00)%	9/20/19	$25,000	(265)	(154)	(419)
Morgan Stanley & Co./ PepsiCo, Inc.	Buy	(1.00)%	9/20/19	$25,000	(290)	(157)	(447)
					$(311)	$(835)	$(1,146)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

16

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
resets	-	The frequency with which a security's coupon changes, based on current market conditions or underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,965,506, which represented 21.8% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(4)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(5)	The rate indicated is the yield to maturity at purchase.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $ 64,929.

(7)	Non-income producing.

(8)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $12,348,846)	$12,489,467
Investment securities - affiliated, at value (cost of $1,388,108)	1,465,649
Total investment securities, at value (cost of $13,736,954)	13,955,116
Foreign currency holdings, at value (cost of $452)	453
Receivable for investments sold	405,717
Receivable for capital shares sold	17,989
Receivable for variation margin on swap agreements	246
Unrealized appreciation on forward foreign currency exchange contracts	12,434
Swap agreements, at value (including net premiums paid (received) of $1,594)	35,235
Interest and dividends receivable	106,057
14,533,247

Liabilities
Payable for investments purchased	867,247
Payable for capital shares redeemed	1,637
Payable for variation margin on futures contracts	1,733
Payable for variation margin on swap agreements	554
Unrealized depreciation on forward foreign currency exchange contracts	5,455
Swap agreements, at value (including net premiums paid (received) of $(1,905))	46,862
Accrued management fees	6,964
Distribution and service fees payable	1,496
Dividends payable	292
932,240

Net Assets	$13,601,007

Net Assets Consist of:
Capital paid in	$13,510,365
Distributions in excess of net investment income	(16,399)
Accumulated net realized loss	(109,702)
Net unrealized appreciation	216,743
$13,601,007

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$8,832,049	887,960	$9.95
I Class	$140,194	14,100	$9.94
Y Class	$5,158	519	$9.94
A Class	$1,141,538	114,772	$9.95*
C Class	$1,148,909	115,526	$9.95
R Class	$806,137	81,041	$9.95
R5 Class	$735,846	73,989	$9.95
R6 Class	$791,176	79,536	$9.95
*Maximum offering price $10.42 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$253,769
Income distributions from affiliated funds	25,865
Dividends	1,727
281,361

Expenses:
Management fees	51,806
Distribution and service fees:
A Class	1,362
C Class	5,603
R Class	1,979
Trustees' fees and expenses	478
Other expenses	530
61,758
Fees waived(1)	(5,136)
56,622

Net investment income (loss)	224,739

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	48,769
Forward foreign currency exchange contract transactions	(33,172)
Futures contract transactions	29,775
Swap agreement transactions	1,378
Foreign currency translation transactions	534
47,284

Change in net unrealized appreciation (depreciation) on:
Investments (including $23,553 from affiliated funds)	177,529
Forward foreign currency exchange contracts	6,458
Futures contracts	10,031
Swap agreements	(14,650)
Translation of assets and liabilities in foreign currencies	(34)
179,334

Net realized and unrealized gain (loss)	226,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$451,357

(1)	Amount consists of $3,506, $10, $2, $391, $402, $284, $261 and $280 for Investor Class, I Class,
Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$224,739	$299,482
Net realized gain (loss)	47,284	(14,307)
Change in net unrealized appreciation (depreciation)	179,334	244,098
Net increase (decrease) in net assets resulting from operations	451,357	529,273

Distributions to Shareholders
From net investment income:
Investor Class	(155,681)	(163,449)
I Class	(405)	—
Y Class	(80)	—
A Class	(15,856)	(35,834)
C Class	(12,134)	(25,366)
R Class	(10,548)	(21,604)
R5 Class	(12,218)	(24,818)
R6 Class	(13,330)	(27,040)
Decrease in net assets from distributions	(220,252)	(298,111)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,241,625	5,344,292

Net increase (decrease) in net assets	1,472,730	5,575,454

Net Assets
Beginning of period	12,128,277	6,552,823
End of period	$13,601,007	$12,128,277

Distributions in excess of net investment income	$(16,399)	$(20,886)

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class (formerly Institutional Class) and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

21

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the

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custodian bank or with a broker for margin requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 30% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

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The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2017 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.74%	0.67%
I Class	0.64%	0.57%
Y Class	0.54%	0.47%
A Class	0.74%	0.67%
C Class	0.74%	0.67%
R Class	0.74%	0.67%
R5 Class	0.54%	0.47%
R6 Class	0.49%	0.42%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $7,114,924, of which $1,323,783 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2017 totaled $6,012,698, of which $1,802,335 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	611,185	$6,034,436	991,282	$9,648,037
Issued in reinvestment of distributions	14,815	146,645	15,401	149,653
Redeemed	(534,946)	(5,293,027)	(452,106)	(4,377,891)
	91,054	888,054	554,577	5,419,799
I Class			N/A
Sold	14,092	140,011
Issued in reinvestment of distributions	41	405
Redeemed	(33)	(326)
	14,100	140,090
Y Class			N/A
Sold	511	5,000
Issued in reinvestment of distributions	8	80
	519	5,080
A Class
Sold	11,833	116,439	18,674	180,860
Issued in reinvestment of distributions	1,587	15,707	3,722	35,834
Redeemed	(143)	(1,414)	(45,809)	(446,686)
	13,277	130,732	(23,413)	(229,992)
C Class
Sold	2,240	22,248	6,850	66,399
Issued in reinvestment of distributions	1,211	11,983	2,638	25,366
Redeemed	(267)	(2,630)	(2,231)	(21,729)
	3,184	31,601	7,257	70,036
R Class
Sold	1,046	10,355	1,347	13,195
Issued in reinvestment of distributions	1,054	10,432	2,243	21,604
Redeemed	(1)	(14)	(231)	(2,208)
	2,099	20,773	3,359	32,591
R5 Class
Issued in reinvestment of distributions	1,222	12,096	2,580	24,818
R6 Class
Issued in reinvestment of distributions	1,333	13,199	2,810	27,040
Net increase (decrease)	126,788	$1,241,625	547,170	$5,344,292

(1)	April 10, 2017 (commencement of sale) through September 30, 2017 for the I Class and Y Class.

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended September 30, 2017 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,416	$26	—	$24	$1,466	140	—	$26

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$6,679,030	—
Collateralized Mortgage Obligations	—	1,557,838	—
Mutual Funds	$1,465,649	—	—
Commercial Mortgage-Backed Securities	—	1,233,045	—
Asset-Backed Securities	—	1,225,501	—
Preferred Stocks	81,176	491,606	—
Sovereign Governments and Agencies	—	492,238	—
U.S. Treasury Securities	—	199,799	—
Common Stocks	18,432	—	—
Temporary Cash Investments	1,159	509,643	—
	$1,566,416	$12,388,700	—
Other Financial Instruments
Futures Contracts	$8,953	$10,807	—
Swap Agreements	—	43,062	—
Forward Foreign Currency Exchange Contracts	—	12,434	—
	$8,953	$66,303	—

Liabilities
Other Financial Instruments
Futures Contracts	$14,205	—	—
Swap Agreements	—	$49,487	—
Forward Foreign Currency Exchange Contracts	—	5,455	—
	$14,205	$54,942	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $766,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange

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rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,869,979.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $1,100,000 futures contracts purchased and $723,501 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements during the period was $3,226,708.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $500,000.

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Value of Derivative Instruments as of September 30, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$246	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	3,645	Swap agreements	$4,791
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	12,434	Unrealized depreciation on forward foreign currency exchange contracts	5,455
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	1,733
Interest Rate Risk	Swap agreements	31,590	Swap agreements	38,155
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	554
Other Contracts	Swap agreements	—	Swap agreements	3,916
		$47,915		$54,604

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$1,378	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,060)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(33,172)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	6,458
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	29,775	Change in net unrealized appreciation (depreciation) on futures contracts	10,031
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(6,565)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(7,025)
		$(2,019)		$1,839

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,737,111
Gross tax appreciation of investments	$314,866
Gross tax depreciation of investments	(96,861)
Net tax appreciation (depreciation) of investments	$218,005

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(62,692) and accumulated long-term capital losses of $(98,268), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2017, the fund had late-year ordinary loss deferrals of $(20,587), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.78	0.16	0.17	0.33	(0.16)	$9.95	3.36%	0.68%(4)	0.75%(4)	3.21%(4)	3.14%(4)	44%	$8,832
2017	$9.45	0.33	0.33	0.66	(0.33)	$9.78	7.06%	0.65%	0.76%	3.39%	3.28%	40%	$7,791
2016	$9.81	0.33	(0.29)	0.04	(0.40)	$9.45	0.44%	0.64%	0.75%	3.52%	3.41%	25%	$2,290
2015(5)	$10.00	0.23	(0.14)	0.09	(0.28)	$9.81	0.91%	0.65%(4)	0.74%(4)	3.43%(4)	3.34%(4)	9%	$2,965
I Class
2017(6)	$9.79	0.16	0.14	0.30	(0.15)	$9.94	3.09%	0.58%(4)	0.65%(4)	3.34%(4)	3.27%(4)	44%(7)	$140
Y Class
2017(6)	$9.79	0.16	0.15	0.31	(0.16)	$9.94	3.14%	0.48%(4)	0.55%(4)	3.43%(4)	3.36%(4)	44%(7)	$5
A Class
2017(3)	$9.77	0.15	0.18	0.33	(0.15)	$9.95	3.34%	0.93%(4)	1.00%(4)	2.96%(4)	2.89%(4)	44%	$1,142
2017	$9.45	0.30	0.32	0.62	(0.30)	$9.77	6.68%	0.90%	1.01%	3.14%	3.03%	40%	$992
2016	$9.81	0.31	(0.30)	0.01	(0.37)	$9.45	0.19%	0.89%	1.00%	3.27%	3.16%	25%	$1,180
2015(5)	$10.00	0.21	(0.14)	0.07	(0.26)	$9.81	0.74%	0.90%(4)	0.99%(4)	3.18%(4)	3.09%(4)	9%	$935

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(3)	$9.77	0.11	0.18	0.29	(0.11)	$9.95	2.95%	1.68%(4)	1.75%(4)	2.21%(4)	2.14%(4)	44%	$1,149
2017	$9.45	0.23	0.32	0.55	(0.23)	$9.77	5.89%	1.65%	1.76%	2.39%	2.28%	40%	$1,098
2016	$9.81	0.24	(0.30)	(0.06)	(0.30)	$9.45	(0.56)%	1.64%	1.75%	2.52%	2.41%	25%	$993
2015(5)	$10.00	0.16	(0.14)	0.02	(0.21)	$9.81	0.24%	1.65%(4)	1.74%(4)	2.43%(4)	2.34%(4)	9%	$917
R Class
2017(3)	$9.78	0.13	0.17	0.30	(0.13)	$9.95	3.21%	1.18%(4)	1.25%(4)	2.71%(4)	2.64%(4)	44%	$806
2017	$9.45	0.28	0.33	0.61	(0.28)	$9.78	6.42%	1.15%	1.26%	2.89%	2.78%	40%	$772
2016	$9.81	0.29	(0.30)	(0.01)	(0.35)	$9.45	(0.06)%	1.14%	1.25%	3.02%	2.91%	25%	$714
2015(5)	$10.00	0.19	(0.13)	0.06	(0.25)	$9.81	0.58%	1.15%(4)	1.24%(4)	2.93%(4)	2.84%(4)	9%	$704
R5 Class(8)
2017(3)	$9.77	0.17	0.18	0.35	(0.17)	$9.95	3.57%	0.48%(4)	0.55%(4)	3.41%(4)	3.34%(4)	44%	$736
2017	$9.45	0.35	0.32	0.67	(0.35)	$9.77	7.16%	0.45%	0.56%	3.59%	3.48%	40%	$711
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.64%	0.44%	0.55%	3.72%	3.61%	25%	$663
2015(5)	$10.00	0.24	(0.14)	0.10	(0.29)	$9.81	1.05%	0.45%(4)	0.54%(4)	3.63%(4)	3.54%(4)	9%	$909
R6 Class
2017(3)	$9.78	0.17	0.17	0.34	(0.17)	$9.95	3.60%	0.43%(4)	0.50%(4)	3.46%(4)	3.39%(4)	44%	$791
2017	$9.45	0.35	0.33	0.68	(0.35)	$9.78	7.21%	0.40%	0.51%	3.64%	3.53%	40%	$764
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.69%	0.39%	0.50%	3.77%	3.66%	25%	$712
2015(5)	$10.00	0.24	(0.13)	0.11	(0.30)	$9.81	1.08%	0.40%(4)	0.49%(4)	3.68%(4)	3.59%(4)	9%	$708

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2017 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.

(6)	April 10, 2017 (commencement of sale) through September 30, 2017 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended September 30, 2017.

(8)	Prior to April 10, 2017, the R5 Class was referred to as the Institutional Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

34

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for

35

the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded

36

that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 1711

Semiannual Report

September 30, 2017

U.S. Government Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

All Major Asset Classes Provided Positive Performance

From large-cap stocks to short-maturity Treasuries, the U.S. financial markets delivered across-the-board gains for the six-month period. Stock investors responded enthusiastically to two consecutive quarters of double-digit earnings growth for S&P 500 companies, the first such back-to-back performance since 2011. In addition, gross domestic product growth accelerated to an annualized rate of 3.1% in the April-June quarter, up from 1.2% in the first quarter and the fastest pace in two years. Meanwhile, despite setbacks and delays for some components of President Trump’s pro-growth agenda, equity investors generally remained optimistic regarding future U.S. economic gains.

Against this backdrop, the S&P 500 Index reached several milestones and returned 7.71% for the six-month period. In terms of equity styles, riskier and economically sensitive stocks generally remained in favor. For example, small-cap stocks outperformed their mid- and large-cap peers, while growth stocks largely outperformed value stocks across the capitalization spectrum.

Investor preferences for risk also extended to the fixed-income market, where spread (non-Treasury) sectors were top performers and drove the Bloomberg Barclays U.S. Aggregate Bond Index to a 2.31% gain for the six-month period. The Federal Reserve (the Fed) remained relatively supportive, raising rates only once (by 25 basis points in June) amid a low-inflation backdrop and announcing a gradual approach to balance sheet normalization. Meanwhile, upbeat corporate earnings, a rallying stock market, robust investor demand for yield, and favorable supply/demand dynamics in the corporate credit markets led to outperformance among corporate bonds.

As Congress considers corporate tax cuts and other growth-oriented reforms, and the Fed continues to pursue policy normalization, new opportunities and challenges likely will emerge. We continue to believe in a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2017
7-Day Current Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	0.60%	0.60%	0.60%	1.06%
Before waiver	0.60%	0.35%	-0.15%	0.60%
7-Day Effective Yields	Investor Class	A Class	C Class	G Class
After waiver(1)	0.61%	0.61%	0.61%	1.06%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	38 days
Weighted Average Life	58 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	60%
31-90 days	32%
91-180 days	8%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period(1) 4/1/17 - 9/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.40	$2.31	0.46%
A Class	$1,000	$1,002.40	$2.31	0.46%
C Class	$1,000	$1,002.40	$2.31	0.46%
G Class	$1,000	$1,001.80(2)	$0.02(3)	0.01%
Hypothetical
Investor Class	$1,000	$1,022.76	$2.33	0.46%
A Class	$1,000	$1,022.76	$2.33	0.46%
C Class	$1,000	$1,022.76	$2.33	0.46%
G Class	$1,000	$1,025.02(4)	$0.05(4)	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Ending account value based on actual return from July 28, 2017 (commencement of sale) through September 30, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 65, the number of days in the period from July 28, 2017 (commencement of sale) through September 30, 2017, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

5

Schedule of Investments

SEPTEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 46.4%
U.S. Treasury Bills, 1.19%, 10/5/17	$40,000,000	$39,994,800
U.S. Treasury Bills, 1.11%, 10/12/17	40,000,000	39,986,458
U.S. Treasury Bills, 1.17%, 10/19/17	50,000,000	49,971,350
U.S. Treasury Notes, 0.875%, 10/15/17	350,000,000	349,961,135
U.S. Treasury Notes, VRN, 1.24%, 10/03/17, resets daily off the 3-month LIBOR plus 0.19%	7,500,000	7,500,109
U.S. Treasury Notes, 0.75%, 10/31/17	50,000,000	49,985,145
U.S. Treasury Notes, 2.25%, 11/30/17	150,000,000	150,287,487
U.S. Treasury Notes, 1.00%, 12/15/17	89,000,000	89,003,184
U.S. Treasury Notes, 1.00%, 12/31/17	20,000,000	19,993,045
U.S. Treasury Notes, 2.625%, 1/31/18	55,000,000	55,271,538
U.S. Treasury Notes, 3.50%, 2/15/18	50,000,000	50,431,354
TOTAL U.S. TREASURY SECURITIES		902,385,605
U.S. GOVERNMENT AGENCY SECURITIES(1) — 31.1%
Adjustable-Rate U.S. Government Agency Securities — 28.2%
Federal Farm Credit Banks, VRN, 1.28%, 10/26/17, resets quarterly off the 3-month LIBOR less 0.05%	2,440,000	2,441,586
Federal Home Loan Bank, VRN, 0.99%, 10/7/17, resets quarterly off the 3-month LIBOR less 0.33%	47,000,000	46,999,555
Federal Home Loan Bank, VRN, 1.06%, 10/9/17, resets monthly off the 1-month LIBOR less 0.18%	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 1.22%, 10/15/17, resets quarterly off the 3-month LIBOR less 0.10%	7,500,000	7,501,803
Federal Home Loan Bank, VRN, 1.10%, 10/19/17, resets quarterly off the 3-month LIBOR less 0.22%	10,000,000	10,000,594
Federal Home Loan Bank, VRN, 1.02%, 10/21/17, resets quarterly off the 3-month LIBOR less 0.31%	70,000,000	70,004,433
Federal Home Loan Bank, VRN, 0.93%, 10/25/17, resets quarterly off the 3-month LIBOR less 0.39%	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 1.23%, 10/25/17, resets quarterly off the 3-month LIBOR less 0.08%	2,600,000	2,600,354
Federal Home Loan Bank, VRN, 1.04%, 10/26/17, resets quarterly off the 3-month LIBOR less 0.28%	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 1.15%, 10/26/17, resets quarterly off the 3-month LIBOR less 0.18%	6,295,000	6,298,816
Federal Home Loan Bank, VRN, 1.16%, 10/26/17, resets quarterly off the 3-month LIBOR less 0.16%	78,000,000	78,009,595
Federal Home Loan Bank, VRN, 1.25%, 10/27/17, resets quarterly off the 3-month LIBOR less 0.07%	4,700,000	4,700,741
Federal Home Loan Bank, VRN, 1.06%, 10/28/17, resets monthly off the 1-month LIBOR less 0.17%	15,000,000	14,999,844
Federal Home Loan Bank, VRN, 1.08%, 10/30/17, resets quarterly off the 3-month LIBOR less 0.24%	75,000,000	75,000,000
		548,557,321
Fixed-Rate U.S. Government Agency Securities — 2.9%
Federal Home Loan Bank, 0.97%, 11/15/17	3,000,000	2,996,419
Federal Home Loan Bank, 0.75%, 11/17/17	1,700,000	1,699,478
Federal Home Loan Bank, 2.125%, 12/8/17	7,500,000	7,516,766

6

	Principal Amount	Value
Federal Home Loan Bank, 0.98%, 12/12/17	$4,000,000	$3,992,360
Federal Home Loan Bank, 1.00%, 12/19/17	15,040,000	15,042,958
Federal Home Loan Bank, 1.01%, 12/29/17	3,000,000	3,000,241
Federal Home Loan Bank, 0.875%, 1/9/18	16,000,000	15,997,589
Federal Home Loan Bank, 0.75%, 1/19/18	1,250,000	1,248,501
Federal Home Loan Mortgage Corp., 1.00%, 12/15/17	1,765,000	1,764,995
Federal Home Loan Mortgage Corp., 0.77%, 12/28/17	2,000,000	1,999,015
Federal National Mortgage Association, 1.06%, 4/30/18	1,000,000	998,842
		56,257,164
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		604,814,485
MUNICIPAL SECURITIES — 4.8%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 1.20%, 10/5/17, resets weekly off the remarketing agent (LIQ FAC: FNMA)	2,015,000	2,015,000
Florida Housing Finance Corp. Rev., (Brentwood Club on Millenia Boulevard Partners Ltd.), VRDN, 1.20%, 10/5/17, resets weekly off the remarketing agent (LOC: FNMA)	100,000	100,000
Housing Development Corp. Rev., (BCRE-90 West Street LLC), VRDN, 1.05%, 10/4/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	6,850,000	6,850,000
Housing Development Corp. Rev., (Rivereast Apartments LLC), VRDN, 1.16%, 10/4/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	875,000	875,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.25%, 10/5/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	3,465,000	3,465,000
JJB Properties LLC Rev., VRDN, 1.25%, 10/5/17, resets weekly off the remarketing agent (LOC: Arvest Bank and FHLB)	4,075,000	4,075,000
Massachusetts Health & Educational Facilities Authority Rev., (Massachusetts Development Finance Agency), VRDN, 1.20%, 10/5/17, resets weekly off the remarketing agent (LOC: RBS Citizens N.A. and FHLB)	2,265,000	2,265,000
Montgomery County Redevelopment Authority Rev., (KBF Associates LP), VRDN, 1.43%, 10/5/17, resets weekly off the remarketing agent (LIQ FAC: FNMA)	1,070,000	1,070,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.05%, 10/6/17, resets weekly off the remarketing agent	18,515,000	18,515,000
New York State Housing Finance Agency Rev., (Maiden Lane Properties LLC), VRDN, 1.22%, 10/4/17, resets weekly off the remarketing agent (LIQ FAC: FNMA)	800,000	800,000
Public Finance Authority Rev., (Affinity at Monterey Village LLC), VRDN, 1.08%, 10/4/17, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	20,900,000	20,900,000
Public Finance Authority Rev., (Brannan Associates LLC), VRDN, 1.08%, 10/4/17, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	12,320,000	12,320,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 1.08%, 10/4/17, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	13,000,000	13,000,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 1.10%, 10/5/17, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 1.10%, 10/5/17, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	3,645,000	3,645,000
TOTAL MUNICIPAL SECURITIES		93,320,000

7

	Principal Amount	Value
CORPORATE BONDS — 2.9%
EPR GO Zone Holdings LLC, VRDN, 1.25%, 10/04/17, resets weekly off the remarketing agent	$24,995,000	$24,995,000
Fairfield North Texas Associates LP, VRDN, 1.25%, 10/5/17, resets weekly off the remarketing agent	4,800,000	4,800,000
Saddleback Valley Community Church, VRDN, 1.27%, 10/5/17, resets weekly off the remarketing agent	7,690,000	7,690,000
Santa Monica Ocean Park Partners LP, VRDN, 1.25%, 10/5/17, resets weekly off the remarketing agent	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 1.25%, 10/5/17, resets weekly off the remarketing agent	8,765,000	8,765,000
TOTAL CORPORATE BONDS		56,450,000
TOTAL INVESTMENT SECURITIES — 85.2%		1,656,970,090
OTHER ASSETS AND LIABILITIES — 14.8%		288,181,464
TOTAL NET ASSETS — 100.0%		$1,945,151,554

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,656,970,090
Cash	255,446,652
Receivable for investments sold	25,197,554
Receivable for capital shares sold	3,781,477
Interest receivable	5,795,333
1,947,191,106

Liabilities
Payable for capital shares redeemed	1,664,790
Accrued management fees	374,762
2,039,552

Net Assets	$1,945,151,554

Net Assets Consist of:
Capital paid in	$1,945,215,243
Undistributed net investment income	641,472
Accumulated net realized loss	(705,161)
$1,945,151,554

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$886,188,449	886,359,220	$1.00
A Class	$87,377,960	87,377,364	$1.00
C Class	$34,906	34,906	$1.00
G Class	$971,550,239	971,573,277	$1.00

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,569,490

Expenses:
Management fees	4,838,012
Distribution and service fees:
A Class	111,838
C Class	166
Trustees' fees and expenses	71,487
Other expenses	2,159
5,023,662
Fees waived	(849,093)
4,174,569

Net investment income (loss)	6,394,921

Net realized gain (loss) on investment transactions	(704,525)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,690,396

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MARCH 31, 2017
Increase (Decrease) in Net Assets	September 30, 2017	March 31, 2017
Operations
Net investment income (loss)	$6,394,921	$1,410,383
Net realized gain (loss)	(704,525)	123,547
Net increase (decrease) in net assets resulting from operations	5,690,396	1,533,930

Distributions to Shareholders
From net investment income:
Investor Class	(3,816,732)	(1,347,805)
A Class	(209,750)	(62,547)
C Class	(100)	(31)
G Class	(1,726,867)	—
Decrease in net assets from distributions	(5,753,449)	(1,410,383)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	(219,910,270)	590,751,649

Net increase (decrease) in net assets	(219,973,323)	590,875,196

Net Assets
Beginning of period	2,165,124,877	1,574,249,681
End of period	$1,945,151,554	$2,165,124,877

Undistributed net investment income	$641,472	—

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class, C Class and G Class. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on July 28, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 57% of the shares of the fund. ACIM owns 14% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. Effective July 28, 2017, the investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. The total amount of the waiver for the period ended September 31, 2017 was $737,089 for the G Class.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1170% to 0.2300%	0.2500% to 0.3100%	0.45%
A Class			0.45%
C Class			0.45%
G Class			0.00%(1)

(1)	Effective annual management fee before waiver was 0.45%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2017 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the period ended September 30, 2017 was $111,838 and $166 for the A Class and C Class, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

13

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2017(1)		Year ended March 31, 2017
	Shares	Amount	Shares	Amount
Investor Class
Sold	718,037,256	$718,037,256	1,309,167,455	$1,309,167,455
Issued in reinvestment of distributions	3,301,796	3,301,796	1,347,805	1,347,805
Redeemed	(1,906,210,642)	(1,906,210,642)	(813,711,074)	(813,711,074)
	(1,184,871,590)	(1,184,871,590)	496,804,186	496,804,186
A Class
Sold	21,293,894	21,293,894	210,800,889	210,800,889
Issued in reinvestment of distributions	209,509	209,509	62,547	62,547
Redeemed	(28,089,517)	(28,089,517)	(116,951,721)	(116,951,721)
	(6,586,114)	(6,586,114)	93,911,715	93,911,715
C Class
Sold	340	340	53,891	53,891
Issued in reinvestment of distributions	98	98	31	31
Redeemed	(26,281)	(26,281)	(18,174)	(18,174)
	(25,843)	(25,843)	35,748	35,748
G Class			N/A
Sold	975,253,712	975,253,712
Issued in reinvestment of distributions	1,726,867	1,726,867
Redeemed	(5,407,302)	(5,407,302)
	971,573,277	971,573,277
Net increase (decrease)	(219,910,270)	$(219,910,270)	590,751,649	$590,751,649

(1)	July 28, 2017 (commencement of sale) through September 30, 2017 for the G Class.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

14

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2017, the fund had accumulated short-term capital losses of $(636), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.24%	0.46%(4)	0.46%(4)	0.52%(4)	0.52%(4)	$886,188
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	0.46%	0.07%	0.05%	$2,071,097
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.23%	0.46%	0.01%	(0.22)%	$1,574,173
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.46%	0.01%	(0.30)%	$1,373,230
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.17%	0.46%	0.01%	(0.28)%	$1,240,776
2013	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.29%	0.46%	0.01%	(0.16)%	$1,083,806
A Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.24%	0.46%(4)	0.71%(4)	0.52%(4)	0.27%(4)	$87,378
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.46%	0.71%	0.05%	(0.20)%	$93,967
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.34%(4)	0.71%(4)	0.01%(4)	(0.35)%(4)	$52
C Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.24%	0.46%(4)	1.21%(4)	0.52%(4)	(0.23)%(4)	$35
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	1.21%	0.07%	(0.70)%	$61
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%(4)	1.21%(4)	0.01%(4)	(0.88)%(4)	$25
G Class
2017(6)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.18%	0.01%(4)	0.46%(4)	1.11%(4)	0.66%(4)	$971,550

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2017 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	December 1, 2015 (commencement of sale) through March 31, 2016.

(6)	July 28, 2017 (commencement of sale) through September 30, 2017 (unaudited).

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

18

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its

19

peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board

20

recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 1711

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2017